UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number    File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Rachel M. Zufall, Esq.

TIAA-CREF Life Funds

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.

Life Funds
TIAA-CREF
Semiannual
Report
TIAA-CREF
Life Funds
June 30, 2022
The semiannual report contains the financial statements (unaudited).
Fund name Ticker
22.1
Growth Equity Fund TLGQX
22.2
Growth & Income Fund TLGWX
22.3
Large-Cap Value Fund TLLVX
22.4
Real Estate Securities Fund TLRSX
22.5
Small-Cap Equity Fund TLEQX
22.6
Social Choice Equity Fund TLCHX
22.7
Stock Index Fund TLSTX
22.8
International Equity Fund TLINX
22.9
Core Bond Fund TLBDX
23.01
Money Market Fund TLMXX
23.1
Balanced Fund TLBAX

Contents
Understanding this report 3
Market review 4
About the funds’ benchmarks 6
Fund performance
Portfolio managers’ comments 8
Growth Equity Fund 15
Growth & Income Fund 16
Large-Cap Value Fund 17
Real Estate Securities Fund 18
Small-Cap Equity Fund 19
Social Choice Equity Fund 20
Stock Index Fund 21
International Equity Fund 22
Core Bond Fund 23
Money Market Fund 24
Balanced Fund 25
Expense examples 26
Portfolio of investments 30
Financial statements (unaudited)
Statements of assets and liabilities 146
Statements of operations 148
Statements of changes in net assets 150
Financial highlights 154
Notes to financial statements 160
Additional fund information 171
Approval of investment management agreement 172
Liquidity risk management program 179
Additional information about index providers 180
How to reach us Inside back cover

TIAA-CREF Life Funds 2022 Semiannual Report
Understanding this report
This semiannual report contains information about the TIAA-CREF Life Funds and describes their results for the six months ended June 30, 2022 . The report contains four main sections:
A market review from Brad Finkle, Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life
Funds.
The fund performance section compares each fund’s investment returns with those of its benchmark index.
The portfolios of investments list the industries and types of securities in which each fund had investments as of June 30,
2022 .
The financial statements provide detailed information about the operations and financial condition of each fund.
The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report.
They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.
The TIAA-CREF Life Funds serve as underlying investment vehicles for certain variable annuity and variable life insurance separate accounts. The returns of the funds shown in this review do not reflect the administrative expense and the mortality and expense risk charges of these separate accounts. Because of these additional deductions, the returns contractholders of these separate accounts will experience are lower, for the same periods, than the figures shown here. For more information on the performance of your variable annuity and variable life insurance separate accounts, please visit TIAA.org.
As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-223-1200. We urge you to read the prospectus carefully before investing.

2022 Semiannual Report TIAA-CREF Life Funds
Market review
Brad Finkle
Domestic and international stock markets lost ground for the six-month period, struggling amid persistent inflation and rising interest rates. The U.S. economy contracted during the first half of 2022, although consumer spending remained positive. Countries in the 19-nation euro area, as well as China and the United
Kingdom, all expanded during the first three months of the year, but major global central banks tightened monetary policy in response to concerns about inflation.
The U.S. Federal Reserve increased the federal funds target rate three times to
1.50%–1.75%. The European Central Bank said it intends to raise benchmark rates in July and likely again in September, anticipating that a “gradual but sustained” path of further increases would be appropriate. The Bank of England raised its benchmark rate four times to 1.25% during the period.
Returns for the eight TIAA-CREF Life Funds that invest primarily in stocks ranged from −14.7% for the Large-Cap Value Fund to –31.4% for the Growth Equity
Fund.
The Balanced Fund returned –17.0% and the Core Bond Fund returned −11.2%.
Most of the TIAA-CREF Life Funds underperformed their respective benchmarks for the six-month period.
TIAA-CREF Life Funds performance review
In a difficult period for financial markets, nearly all of the TIAA-CREF Life Funds posted losses, and most trailed their respective benchmarks. Overall, bonds outperformed stocks, and foreign equities outpaced U.S. stocks.
The Large-Cap Value Fund returned –14.7%, trailing the Russell 1000® Value
Index. The Stock Index Fund returned –21.1% and outpaced the Russell 3000®
Index. The Small-Cap Equity Fund returned −21.3%, surpassing the Russell 2000®
Index. The Social Choice Equity Fund, which does not invest in certain stocks because of environmental, social and governance criteria, returned −21.6% and lagged the Russell 3000 Index.
The International Equity Fund, which invests in developed foreign markets, returned –22.1% and fell short of the MSCI EAFE® Index. The Growth & Income
Fund returned –23.1%, lagging the S&P 500® Index. The Real Estate Securities
Fund returned –23.3%, trailing the FTSE Nareit All Equity REITs Index. The Growth
Equity Fund returned –31.4%, underperforming the Russell 1000 Growth Index.
The Balanced Fund, which invests in both stock and bond funds, returned
−17.0%, lagging its composite benchmark. The Core Bond Fund’s –11.2% return trailed the performance of the Bloomberg U.S. Aggregate Bond Index. The Money
Market Fund rose 0.1% and slightly outperformed the iMoneyNet Money Fund
Averages™—All Government. For more information regarding the performance of the TIAA-CREF Life Funds, please see the commentaries starting on page 8.
Stocks and bonds both posted declines
For the six-month period, the domestic stock market, as represented by the
Russell 3000 Index, returned –21.1%. Foreign equities, as measured by the MSCI
EAFE Index, returned –19.6%. U.S. investment-grade fixed-rate bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, returned –10.4%. Yields on U.S.
fixed-income securities of all maturities rose, driving bond prices lower (bond yields move in the opposite direction of prices).
Maintaining a long-term perspective
Financial markets always fluctuate, but the sharp movements we have seen in
2022 can create understandable concerns for investors. In fact, volatility often results when investors process new information about the economy, interest rates and inflation, which is currently the case.

TIAA-CREF Life Funds 2022 Semiannual Report
While no one can predict the future performance of stocks, bonds and real estate, it’s important to keep long-term goals in mind during periods of uncertainty. We believe that a well-thought-out financial plan and a professionally managed portfolio, diversified among different asset classes, can help you stay on track to achieve your long-term investment objectives. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.
If you have questions or concerns about your investments, we suggest that you speak with your financial advisor or call a
TIAA financial consultant. To learn more, visit us at TIAA.org or call 800-842-2252. We would be pleased to help you.
Brad Finkle
Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds

About the funds’ benchmarks

2022 Semiannual Report TIAA-CREF Life Funds
Equity indexes
Broad market indexes
The Russell 3000®Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
The MSCI EAFE®Index measures the performance of the leading stocks in 21 developed-markets countries outside North
America—in Europe, Australasia and the Far East.
Large-cap indexes
The S&P 500®Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.
The Russell 1000®Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/
book ratios.
The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the
1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.
Small-cap index
The Russell 2000®Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000
Index, based on market capitalization.
Specialty equity index
The FTSE Nareit All Equity REITs Index measures the performance of certain publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate.
Fixed-income index
The Bloomberg U.S. Aggregate Bond Index measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
Multi-asset class indexes
Composite benchmark
The Balanced Fund Composite Index is a composite of three unmanaged benchmark indexes, each of which represents one of the three market sectors in which the underlying funds invest: domestic equity (Russell 3000 Index), international equity
(MSCI EAFE Index), and fixed income (Bloomberg U.S. Aggregate Bond Index). The Fund’s composite benchmark combines those public indexes in proportions that reflect the Fund’s target market sector allocations.
Broad market index
The Morningstar Moderately Conservative Target Risk Index has a 40% global equity market exposure based on an asset allocation methodology from Ibbotson Associates, a Morningstar company. The returns of the Morningstar Moderately
Conservative Target Risk Index reflect a multi-asset class exposure and similar risk profile as the Balanced Fund.

TIAA-CREF Life Funds 2022 Semiannual Report
About the funds’ benchmarks
concluded
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’
latest prospectus.
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2022. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of Standard & Poor’s Financial Services, LLC, a division of S&P Global.
FTSE International Limited (“FTSE”) © FTSE 2022. FTSE® is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license.
Nareit® is a trademark of the National Association of Real Estate Investment Trusts (“Nareit”). All intellectual property rights in the Index vest in FTSE and Nareit. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

Portfolio managers’ comments

2022 Semiannual Report TIAA-CREF Life Funds
Growth Equity Fund
Performance for the six months ended June 30, 2022
The Growth Equity Fund returned -31.37% for the period, compared with the -28.07% return of its benchmark, the Russell
1000® Growth Index. For the one-year period ended June 30, 2022, the Fund returned -29.86% versus -18.77% for the index.
The U.S. economy contracted during the period, although spending by consumers and businesses remained positive. The unemployment rate declined from 4.0% in January 2022 to 3.6% in June. Core inflation, which includes all items except food and energy, rose 5.9% over the twelve months ended June 30, 2022. The Federal Reserve, responding to elevated inflation, increased the federal funds target rate—a key measure of short-term interest rates—three times during the period. The third increase in June brought the rate to 1.50%–1.75%. Oil prices rose sharply.
The broad U.S. stock market, as measured by the Russell 3000® Index, returned −21.10% for the period. Small-cap equities trailed large- and mid-sized stocks, while growth shares underperformed value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
Fund trailed its benchmark
Ten of the eleven industry sectors in the Russell 1000 Growth Index posted losses for the six months. Communication services (down 38.6%) and consumer discretionary (down 35.0%) were the worst performers. Information technology (down
28.7%)—the benchmark’s largest sector—was responsible for over 45.0% of the index’s decline. Together, these three sectors accounted for nearly three-quarters of the benchmark’s total market capitalization on June 30, 2022. Energy (up 30.9%)
soared but made only a slight contribution to the overall return due to its low representation in the index. The next-best performers were consumer staples (down 6.6%) and utilities (down 9.3%).
The Fund trailed its benchmark, mainly due to several unsuccessful stock allocations. The largest detractors were a lack of exposure to pharmaceutical company Eli Lilly, an underweight position in Apple and an overweight position in Amazon.com.
Shares of Eli Lilly generated a double-digit gain amid strong sales of its COVID-19 antibody treatment and a compelling drug pipeline. Apple fell sharply but was more resilient than the index, supported by better-than-expected iPhone sales. Amazon reported weaker revenue growth as online shopping slowed.
Conversely, the largest contributor was an overweight position in Visa, which benefited from a rebound in international travel that boosted the company’s cross-border transaction fees. Next came a lack of exposure to Netflix and an overweight position in Monster Beverage.
Growth & Income Fund
Performance for the six months ended June 30, 2022
The Growth & Income Fund returned -23.06% for the period, compared with the -19.96% return of its benchmark, the S&P
500® Index. For the one-year period ended June 30, 2022, the Fund returned -15.71% versus -10.62% for the index.
The U.S. economy contracted during the period, although spending by consumers and businesses remained positive. The unemployment rate declined from 4.0% in January 2022 to 3.6% in June. Core inflation, which includes all items except food and energy, rose 5.9% over the twelve months ended June 30, 2022. The Federal Reserve, responding to elevated inflation, increased the federal funds target rate—a key measure of short-term interest rates—three times during the period. The third increase in June brought the rate to 1.50%–1.75%. Oil prices rose sharply.
The S&P 500 Index, a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy, outperformed the −21.10% return of the Russell 3000® Index, a broad measure of the U.S. stock market. A portion of the Russell 3000 Index consists of small-cap equities, which underperformed large caps for the period.
Fund trailed its benchmark
Ten of the eleven industry sectors in the S&P 500 Index generated losses for the six months. Consumer discretionary (down
32.8%) was the worst performer, in part due to challenging conditions in the retail industry. Next came communication services (down 30.2%), information technology (down 26.9%)—the benchmark’s largest component—and real estate (down
20.0%). Together, these four sectors accounted for nearly one-half of the index’s total market capitalization on June 30, 2022.
Energy (up 31.8%) was the best-performing sector, followed by utilities (down 0.6%).
The Fund underperformed its benchmark as certain stock selections did not perform as expected. The largest detractors were underweight positions in ExxonMobil and pharmaceutical firms Merck and Pfizer. ExxonMobil rallied sharply, lifted by rising oil prices. This was partially offset by other overweight Fund holdings within energy, particularly exposure to Hess, which was the third-largest contributor to performance. The Fund’s energy sector modestly underperformed the benchmark’s energy sector for the period.

TIAA-CREF Life Funds 2022 Semiannual Report
Portfolio managers’ comments
continued
Shares of Merck advanced on strong sales of a key cancer drug and an antiviral pill used to treat COVID-19. Pfizer also benefited from robust sales of its COVID-19 products. This underperformance was only partially offset by the top contributor to relative performance, AbbVie, in which the Fund had an overweight. AbbVie announced promising test results that could expand the use of one of its drugs. The Fund’s health care sector underperformed that of the benchmark for the six-month period.
Lastly, an overweight position in out-of-benchmark chemical producer Sociedad Quimica y Minera de Chile was the second-
largest contributor to the Fund’s relative performance, which helped the materials sector to outperform that of the benchmark for the period.
Large-Cap Value Fund
Performance for the six months ended June 30, 2022
The Large-Cap Value Fund returned -14.72% for the period, compared with the -12.86% return of its benchmark, the Russell
1000® Value Index. For the one-year period ended June 30, 2022, the Fund returned -7.83% versus -6.82% for the index.
The U.S. economy contracted during the period, although spending by consumers and businesses remained positive. The unemployment rate declined from 4.0% in January 2022 to 3.6% in June. Core inflation, which includes all items except food and energy, rose 5.9% over the twelve months ended June 30, 2022. The Federal Reserve, responding to elevated inflation, increased the federal funds target rate—a key measure of short-term interest rates—three times during the period. The third increase in June brought the rate to 1.50%–1.75%. Oil prices rose sharply.
The broad U.S. stock market, as measured by the Russell 3000® Index, returned −21.10% for the period. Small-cap equities trailed large- and mid-sized stocks, while growth shares underperformed value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
Fund trailed its benchmark
Ten of the eleven industry sectors in the Russell 1000 Value Index declined for the six months. Consumer discretionary (down
26.9%), information technology (down 26.6%) and real estate (down 20.4%) were the worst performers. Financials (down
18.1%)—the benchmark’s largest sector—was the top detractor from the index’s return, hurt by falling profits at major banks.
Together, these four sectors represented more than 40.0% of the benchmark’s total market capitalization on June 30, 2022.
Energy (up 31.2%) was the only sector to advance as oil prices rose sharply.
The Fund underperformed its benchmark as certain allocation decisions did not perform as anticipated. A lack of exposure to ExxonMobil was the largest detractor, as the stock surged amid the steep rise in oil prices. The next-largest detractors were out-of-benchmark positions in semiconductor equipment manufacturer Applied Materials and electronic components maker
TE Connectivity. Both reported lost sales due to global supply-chain disruptions that limited their production capabilities.
On the positive side, the top contributors to relative performance were overweight positions in energy giants ConocoPhillips and Chevron, both of which posted sizeable gains. Next was an overweight position in Raytheon Technologies. This aerospace and defense company benefited from a rebound in airline travel and expectations that military spending would increase globally.
Real Estate Securities Fund
Performance for the six months ended June 30, 2022
The Real Estate Securities Fund returned -23.27% for the period, compared with the -19.17% return of its benchmark, the
FTSE Nareit All Equity REITs Index. For the one-year period ended June 30, 2022, the Fund returned -11.57% versus -5.89% for the index.
The U.S. economy contracted during the period, although spending by consumers and businesses remained positive. The unemployment rate declined from 4.0% in January 2022 to 3.6% in June. Core inflation, which includes all items except food and energy, rose 5.9% over the twelve months ended June 30, 2022. The Federal Reserve, responding to elevated inflation, increased the federal funds target rate—a key measure of short-term interest rates—three times during the period. The third increase in June brought the rate to 1.50%–1.75%. Yields on U.S. Treasury securities rose significantly across all maturities
(bond yields move in the opposite direction of prices). Oil prices rose sharply.
For the six-month period, the FTSE Nareit All Equity REITs Index outperformed the −21.10% return of the broad U.S. stock market, as measured by the Russell 3000®Index, but trailed the –10.35% return of the broad U.S. investment-grade fixed-rate bond market, as represented by the Bloomberg U.S. Aggregate Bond Index.

Portfolio managers’ comments

2022 Semiannual Report TIAA-CREF Life Funds
continued
Fund trailed its benchmark
Among the benchmark’s 16 property sectors and subsectors, all returns were negative for the period. The largest declines were seen in the regional malls (down 39.5%), office (down 27.4%) and industrial (down 26.6%) sectors. Specialty (down 7.2%)
was the best-performing sector.
For the six-month period, the Fund underperformed its benchmark as certain stock selections did not perform as anticipated. Overweight positions in retail REIT Simon Property Group and industrial REIT Rexford Industrial Realty, both of which delivered double-digit losses for the period, were substantial detractors from relative performance. An out-of-benchmark allocation to regulated cannabis industry REIT Innovative Industrial Properties also hurt the Fund’s relative return.
On the positive side, these negative effects were partly offset by an out-of-benchmark allocation to SUPERNAP data center operator Switch, as it posted a sizable gain. Not owning poorly performing health care facilities REIT Medical Properties Trust and industrial property REIT STAG Industrial also benefited the Fund’s performance versus its benchmark.
Small-Cap Equity Fund
Performance for the six months ended June 30, 2022
The Small-Cap Equity Fund returned -21.29% for the period, compared with the -23.43% return of its benchmark, the Russell
2000® Index. For the one-year period ended June 30, 2022, the Fund returned -19.73% versus -25.20% for the index.
The U.S. economy contracted during the period, although spending by consumers and businesses remained positive. The unemployment rate declined from 4.0% in January 2022 to 3.6% in June. Core inflation, which includes all items except food and energy, rose 5.9% over the twelve months ended June 30, 2022. The Federal Reserve, responding to elevated inflation, increased the federal funds target rate—a key measure of short-term interest rates—three times during the period. The third increase in June brought the rate to 1.50%–1.75%. Oil prices rose sharply.
The broad U.S. stock market, as measured by the Russell 3000® Index, returned −21.10% for the period. Small-cap equities trailed large- and mid-sized stocks, while growth shares underperformed value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
Fund outperformed its benchmark
Ten of the eleven industry sectors in the Russell 2000 Index declined for the six months. Consumer discretionary (down
34.8%) and communication services (down 33.7%) were the worst performers. Health care (down 30.7%) was the biggest detractor from the index’s return, and financials (down 18.5%)—the largest sector—was also a major detractor. Together, these four sectors represented over 45.0% of the benchmark’s total market capitalization on June 30, 2022. Energy (up 23.4%) was the best-performing sector, followed by utilities (down 1.0%).
The Fund outperformed its benchmark due to several successful stock choices. The top contributor to relative performance was an overweight position in Lantheus Holdings. This manufacturer of medical diagnostic tools reported strong operating results, in part due to the successful launch of a new product. The next-largest contributors were overweight positions in PBF
Energy and CVR Energy, both of which benefited from rising oil and gas prices.
Conversely, the largest detractors were overweight positions in mobile applications provider Digital Turbine, health care company Gritstone bio and shoe manufacturer Crocs. Digital Turbine issued a weak revenue outlook, citing challenges in the macroeconomic environment. Gritstone bio was hurt by concerns that the company might need to raise additional capital to fund its operations. Crocs suspended its share buyback program and warned that supply-chain delays could pressure revenues.
Social Choice Equity Fund
Performance for the six months ended June 30, 2022
The Social Choice Equity Fund returned -21.55% for the period, compared with the -21.10% return of its benchmark, the
Russell 3000® Index. For the one-year period ended June 30, 2022, the Fund returned -14.48% versus -13.87% for the index.
The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not. Because of its ESG criteria, the Fund did not invest in a number of stocks that were included in the Russell 3000 Index. Avoiding these companies produced mixed results, but the net effect was that the Fund underperformed its benchmark.
The exclusion of ExxonMobil, Johnson & Johnson and UnitedHealth Group detracted most from the Fund’s performance relative to its benchmark. ExxonMobil reported robust profit growth, driven by a sharp increase in oil prices. Johnson &
Johnson benefited from strong sales of its COVID-19 vaccine. UnitedHealth increased its 2022 earnings forecast amid double-
digit growth in its health services unit.

TIAA-CREF Life Funds 2022 Semiannual Report
Portfolio managers’ comments
continued
Conversely, omitting Meta Platforms (Facebook), Amazon.com and Alphabet (the parent company of Google) was beneficial.
These companies were hurt by a slowdown in digital ad spending following a pandemic-driven surge. Amazon was further impacted by a slump in online shopping and costly excess warehouse capacity.
Fund trailed its benchmark
To compensate for the Fund’s exclusion of some stocks within the Russell 3000 Index, the Fund’s managers use quantitative
(mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its index and to manage risk.
Among stocks the Fund held, overweight positions in PayPal Holdings and Netflix were the largest detractors from relative performance. PayPal issued a disappointing 2022 revenue outlook and abruptly changed its marketing strategy. Netflix reported that it lost subscribers during the first quarter of 2022 and projected additional losses for the second quarter. The next-largest detractor was an overweight position in Okta. This provider of digital identity verification services forecast weaker-
than-expected annual earnings, citing increased spending on sales and marketing.
Conversely, overweight positions in Marathon Oil, ConocoPhillips and Eli Lilly contributed most to the Fund’s relative result.
Marathon Oil increased the size of its stock buyback program and raised its dividend. ConocoPhillips announced better-than-
expected earnings due to high energy prices and growth in production volumes. Eli Lilly reported strong sales of its COVID-19 antibody treatment and has a compelling drug pipeline.
Stock Index Fund
Performance for the six months ended June 30, 2022
The Stock Index Fund returned -21.06% for the period, compared with the -21.10% return of its benchmark, the Russell 3000®
Index. For the one-year period ended June 30, 2022, the Fund returned -13.81% versus -13.87% for the index.
For the six-month period, the Fund’s return slightly outperformed that of its benchmark index. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.
The U.S. economy contracted during the period, although spending by consumers and businesses remained positive. The unemployment rate declined from 4.0% in January 2022 to 3.6% in June. Core inflation, which includes all items except food and energy, rose 5.9% over the twelve months ended June 30, 2022. The Federal Reserve, responding to elevated inflation, increased the federal funds target rate—a key measure of short-term interest rates—three times during the period. The third increase in June brought the rate to 1.50%–1.75%. Oil prices rose sharply.
The broad U.S. stock market, as measured by the Russell 3000 Index, returned −21.10% for the period. Small-cap equities trailed large- and mid-sized stocks, while growth shares underperformed value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
Nearly all benchmark sectors declined
Ten of the eleven industry sectors in the Russell 3000 Index posted losses for the six months. Consumer discretionary (down
33.3%) was the worst performer amid a shift in household spending away from goods and toward in-person services. Next in line were communication services (down 30.6%) and information technology (down 28.5%)—the index’s largest sector and also the biggest detractor from its return. Together, these three sectors represented more than 45.0% of the index’s total market capitalization on June 30, 2022. Energy (up 30.7%) was the only sector to advance, benefiting from high oil prices. The next-best performers were the defensive utilities (down 1.1%) and consumer staples (down 6.1%) sectors.
For the six-month period, none of the five largest stocks in the Russell 3000 Index produced a return that exceeded the overall return of the index. The stocks with the steepest declines were Amazon.com, which reported tepid revenue growth as online shopping slowed, and Tesla, which was hurt by its CEO’s plans to buy Twitter. Next came Alphabet (the parent company of Google), followed by Microsoft and Apple.
International Equity Fund
Performance for the six months ended June 30, 2022
The International Equity Fund returned -22.06% for the period, compared with the -19.57% return of its benchmark, the MSCI
EAFE® Index. For the one-year period ended June 30, 2022, the Fund returned -20.90% versus -17.77% for the index.

Portfolio managers’ comments

2022 Semiannual Report TIAA-CREF Life Funds
continued
International stocks in both developed and emerging markets lost ground, although certain countries grew moderately during the period. Economies in the 19-nation euro area expanded during the first three months of 2022, as did China’s economy, which grew despite restrictions aimed at limiting the spread of COVID-19. Global central banks responded to rising inflation by continuing to tighten monetary policies. The U.S. Federal Reserve raised the federal funds target rate to 1.50%–
1.75% in June. The European Central Bank stated that it intends to increase its benchmark interest rates in July by 0.25% and possibly raise them further in September. The Bank of England increased its benchmark rate four times to 1.25% by period-
end.
Within the MSCI EAFE Index, which includes 21 developed nations outside North America, all country components declined in U.S.-dollar terms for the six months. In local-currency terms, three nations posted gains.
Fund trailed its benchmark
For the six-month period, the Fund underperformed its benchmark as certain stock selections did not perform as anticipated.
Overweight positions in Japanese human resources company Recruit Holdings, British rental equipment provider Ashtead
Group and Sony Group detracted most from relative performance. Recruit was hurt by a decrease in the growth of job openings, while Ashtead and Sony saw profit declines.
Conversely, an overweight position in AstraZeneca contributed most to the Fund’s relative return, as the global drug manufacturer delivered strong gains. Overweight allocations to energy companies Equinor and Shell further augmented relative performance as they benefited from a substantial increase in oil prices.
The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.
Core Bond Fund
Performance for the six months ended June 30, 2022
The Core Bond Fund returned -11.17% for the period, compared with the -10.35% return of its benchmark, the Bloomberg U.S.
Aggregate Bond Index. For the one-year period ended June 30, 2022, the Fund returned -11.25% versus -10.29% for the index.
The U.S. economy contracted during the period, although spending by consumers and businesses remained positive. The unemployment rate declined from 4.0% in January 2022 to 3.6% in June. Core inflation, which includes all items except food and energy, rose 5.9% over the twelve months ended June 30, 2022. Oil prices rose sharply.
The Federal Reserve, responding to elevated inflation, increased the federal funds target rate—a key measure of short-
term interest rates—three times during the period. The third increase in June brought the rate to 1.50%–1.75%. U.S. Treasury yields rose significantly across all maturities. The European Central Bank stated that it intends to increase its benchmark interest rates in July by 0.25% and possibly raise them further in September. The Bank of England increased its benchmark rate four times to 1.25% by the end of the period.
Fund trailed its benchmark
All of the sectors in the Bloomberg U.S. Aggregate Bond Index posted losses for the six months as yields rose dramatically across all maturities. The U.S. Treasuries sector, the largest in the index with a weight of 39.7%, returned –9.1%. Mortgage-
backed securities (MBS), the second-largest sector accounting for 27.2% of the index’s total market capitalization on June
30, 2022, returned –8.8%. Corporate bonds—the benchmark’s third-largest sector at 24.8%—had a more significant decline of −14.4%. Commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS) returned –8.3% and −3.8%, respectively.
The Fund trailed its benchmark for the period. An overweight in non-Treasury sectors and corresponding underweight in
Treasuries was the Fund’s main detractor as uncertainties pushed credit spreads wider. An overweight in corporate credit hurt results the most, including small emerging-markets and high-yield corporate positions. ABS, CMBS and non-agency MBS also detracted. Security selection was negative in the banking and health care areas of investment-grade credit, as well as among more volatile CMBS and ABS.
Interest-rate positioning aided results, including the Fund’s shorter duration versus the benchmark, which made it less sensitive to higher rates across the curve. This was partially offset by the Fund’s yield curve positioning—how the Fund was invested across different maturities—which detracted due to overweights in the longer maturity segments of the yield curve.

TIAA-CREF Life Funds 2022 Semiannual Report
Portfolio managers’ comments
continued
Money Market Fund
Performance for the six months ended June 30, 2022
The Money Market Fund returned 0.14% for the period, compared with the 0.10% return of the iMoneyNet Money Fund
Averages™-All Government, a simple average of over 500 money market funds that invest in short-term U.S. government securities. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average.
The U.S. economy contracted during the period, although spending by consumers and businesses remained positive. The unemployment rate declined from 4.0% in January 2022 to 3.6% in June. Core inflation, which includes all items except food and energy, rose 5.9% over the twelve months ended June 30, 2022. Oil prices rose sharply.
The Federal Reserve, responding to elevated inflation, increased the federal funds target rate—a key measure of short-
term interest rates—three times during the period. The third increase in June brought the rate to 1.50%–1.75%. U.S. Treasury yields rose significantly across all maturities. The European Central Bank stated that it intends to increase its benchmark interest rates in July by 0.25% and possibly raise them further in September. The Bank of England increased its benchmark rate four times to 1.25% by the end of the period.
Although inflation presents an economic challenge for the United States in 2022, the increase in short-term bond yields during the period was a positive sign for money market investments. Moreover, the Fed’s change in monetary policy should bode well for yields on the short-term government securities in which the Fund invests. Floating-rate debt securities, which made up approximately one-third of the Fund’s portfolio at period-end, stand to benefit as short-term interest rates increase.
The “secured overnight financing rate” (SOFR)—which represents dealer transactions in Treasury collateralized overnight repurchase agreements—increased from 0.05% on January 1, 2022, to 1.50% on June 30, 2022.
Fund outperformed the iMoneyNet average
For the six-month period, the Money Market Fund’s return surpassed that of the iMoneyNet average. The Fund continued to invest in floating-rate government agency securities, which provide a yield enhancement over short-term fixed-rate securities, and these holdings benefited the Fund’s relative performance. As of June 28, 2022, the Fund’s weighted average maturity
(WAM) was 39 days, versus 28 days for the iMoneyNet average. iMoneyNet releases their data on a weekly basis, and June 28 was the last date of release for the month.
Balanced Fund
Performance for the six months ended June 30, 2022
The Balanced Fund returned -17.00% for the period, compared with the -15.60% return of its benchmark, the Balanced Fund
Composite Index, which is a weighted average of the Russell 3000® Index, the MSCI EAFE® Index and the Bloomberg Barclays
U.S. Aggregate Bond Index. For the one-year period ended June 30, 2022, the Fund returned -14.49% versus -12.26% for the index.
The U.S. economy contracted during the period, although spending by consumers and businesses remained positive. The unemployment rate declined from 4.0% in January 2022 to 3.6% in June. Core inflation, which includes all items except food and energy, rose 5.9% over the twelve months ended June 30, 2022. The Federal Reserve, responding to elevated inflation, increased the federal funds target rate—a key measure of short-term interest rates—three times during the period. The third increase in June brought the rate to 1.50%–1.75%. Oil prices rose sharply.
The broad U.S. stock market, as measured by the Russell 3000 Index, returned −21.10% for the period. Small-cap equities trailed large- and mid-sized stocks, while growth shares underperformed value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.) The MSCI EAFE Index, which measures the performance of stocks in
21 developed markets outside North America, returned −19.57%. (The MSCI EAFE Index return is in U.S. dollars.) The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned
−10.35%, driven by rising bond yields.
Fund trailed its composite benchmark
For the six-month period, the Fund’s absolute return—that is, without regard to the performance of its composite benchmark—
was hurt most by losses in U.S. and foreign stocks held by the underlying funds of the Balanced Fund. All underlying funds experienced losses for the period, with the Growth Equity Fund posting the largest decline, followed by the International Equity
Fund.

Portfolio managers’ comments

2022 Semiannual Report TIAA-CREF Life Funds
concluded
The Fund underperformed its composite benchmark for the period, hurt by weakness in some of its underlying equity and bond funds. Among these, the Growth Equity Fund was the largest detractor from the Fund’s performance versus its composite benchmark, followed by the Core Bond Fund and the International Equity Fund.
Conversely, the Large-Cap Value Fund was the largest contributor to the Fund’s return compared to its composite benchmark. The Small-Cap Equity Fund also modestly benefited relative performance.

Growth Equity Fund

TIAA-CREF Life Funds 2022 Semiannual Report
Performance as of June 30, 2022
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Inception
date 6 months 1 year 5 years 10 years gross net
Growth Equity Fund
4/3/00 -31.37% -29.86% 11.46% 13.81% 0.52% 0.52%
Russell 1000® Growth Index – -28.07 -18.77 14.29 14.80 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
as of 6/30/2022
Net assets $
120.76
million
Portfolio turnover rate
*
37%
Number of holdings 79
Weighted median market
capitalization $230.49 billon
Price/earnings ratio (weighted
12-month trailing average)
†
25.8
*
The portfolio turnover rate covers the six-month period
from January 1, 2022–June 30, 2022, and is not
annualized.
†
Price/earnings ratio is the price of a stock divide by its
earnings per share for the past twelve-month period.
Sector
% of net assets
as of 6/30/2022
Information technology 41.3
Consumer discretionary 18.3
Communication services 10.1
Health care 9.9
Industrials 7.7
Consumer staples 5.3
Financials 2.5
Energy 2.1
Materials 0.5
Short-term investments,
other assets & liabilities, net 2.3
Total 100.0
Market capitalization
% of equity
investments as of
6/30/2022
More than $50 billion
79.4
More than $15 billion-$50 billion
17.9
More than $2 billion-$15 billion
2.2
$2 billion or less
0.5
Total 100.0

Growth & Income Fund

2022 Semiannual Report TIAA-CREF Life Funds
Performance as of June 30, 2022
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Inception
date 6 months 1 year 5 years 10 years gross net
Growth & Income Fund
4/3/00 - 23 .06% - 15 .71% 9 .44% 11 .93% 0 .52% 0 .52%
S&P 500® Index – - 19 .96 - 10 .62 11 .31 12 .96 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
as of 6/30/2022
Net assets $
155.99
million
Portfolio turnover rate
*
40%
Number of holdings 157
Weighted median market
capitalization $143.71 billon
Price/earnings ratio (weighted
12-month trailing average)
†
20.8
*
The portfolio turnover rate covers the six-month period
from January 1, 2022–June 30, 2022, and is not
annualized.
†
Price/earnings ratio is the price of a stock divide by its
earnings per share for the past twelve-month period.
Sector
% of net assets
as of 6/30/2022
Information technology 26.9
Health care 16.0
Financials 11.5
Industrials 8.9
Consumer discretionary 8.2
Consumer staples 8.0
Communication services 7.5
Energy 4.7
Materials 3.8
Utilities 2.5
Real estate 2.0
Short-term investments,
other assets & liabilities, net 0.0
Total 100.0
Market capitalization
% of equity
investments as of
6/30/2022
More than $50 billion
70.4
More than $15 billion-$50 billion
20.4
More than $2 billion-$15 billion
8.6
$2 billion or less
0.6
Total 100.0

Large-Cap Value Fund

TIAA-CREF Life Funds 2022 Semiannual Report
Performance as of June 30, 2022
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Inception
date 6 months 1 year 5 years 10 years gross net
Large-Cap Value Fund
10/28/02 - 14 .72% - 7 .83% 6 .13% 9 .68% 0 .58% 0 .52%
Russell 1000® Value Index – - 12 .86 - 6 .82 7 .17 10 .50 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
as of 6/30/2022
Net assets $
75.67
million
Portfolio turnover rate
*
16%
Number of holdings 83
Weighted median market
capitalization $119.43 billon
Price/earnings ratio (weighted
12-month trailing average)
†
15.2
*
The portfolio turnover rate covers the six-month period
from January 1, 2022–June 30, 2022, and is not
annualized.
†
Price/earnings ratio is the price of a stock divide by its
earnings per share for the past twelve-month period.
Sector
% of net assets
as of 6/30/2022
Financials 21.3
Health care 18.4
Industrials 13.5
Information technology 11.5
Communication services 8.4
Energy 7.9
Consumer discretionary 5.3
Materials 5.1
Utilities 3.7
Consumer staples 3.3
Real estate 1.0
Short-term investments,
other assets & liabilities, net 0.6
Total 100.0
Market capitalization
% of equity
investments as of
6/30/2022
More than $50 billion
81.5
More than $15 billion-$50 billion
14.7
More than $2 billion-$15 billion
3.8
Total 100.0

Real Estate Securities Fund

2022 Semiannual Report TIAA-CREF Life Funds
Performance as of June 30, 2022
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Inception
date 6 months 1 year 5 years 10 years gross net
Real Estate Securities Fund
10/28/02 - 23 .27% - 11 .57% 7 .50% 8 .41% 0 .61% 0 .57%
FTSE Nareit All Equity REITs Index – - 19 .17 - 5 .89 6 .75 8 .34 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
as of 6/30/2022
Net assets $
78.83
million
Portfolio turnover rate
*
16%
Number of holdings 53
Weighted median market
capitalization $22.78 billon
Price/earnings ratio (weighted
12-month trailing average)
†
31.1
*
The portfolio turnover rate covers the six-month period
from January 1, 2022–June 30, 2022, and is not
annualized.
†
Price/earnings ratio is the price of a stock divide by its
earnings per share for the past twelve-month period.
Sector
% of net assets
as of 6/30/2022
Specialized REITs 27.2
Residential REITs 26.5
Industrial REITs 15.8
Retail REITs 14.1
Office REITs 6.2
Health care REITs 5.7
Hotel & resort REITs 1.4
Diversified REITs 1.1
Real estate operating companies 0.5
Internet services & infrastructure 0.4
Short-term investments,
other assets & liabilities, net 1.1
Total 100.0
Market capitalization
% of equity
investments as of
6/30/2022
More than $50 billion
25.3
More than $15 billion-$50 billion
39.5
More than $2 billion-$15 billion
33.5
$2 billion or less
1.7
Total 100.0

Small-Cap Equity Fund

TIAA-CREF Life Funds 2022 Semiannual Report
Performance as of June 30, 2022
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Inception
date 6 months 1 year 5 years 10 years gross net
Small-Cap Equity Fund
10/28/02 - 21 .29% - 19 .73% 5 .80% 10 .16% 0 .62% 0 .53%
Russell 2000® Index – - 23 .43 - 25 .20 5 .17 9 .35 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
as of 6/30/2022
Net assets $
54.40
million
Portfolio turnover rate
*
38%
Number of holdings 427
Weighted median market
capitalization $2.41 billon
Price/earnings ratio (weighted
12-month trailing average)
†
18.4
*
The portfolio turnover rate covers the six-month period
from January 1, 2022–June 30, 2022, and is not
annualized.
†
Price/earnings ratio is the price of a stock divide by its
earnings per share for the past twelve-month period.
Sector
% of net assets
as of 6/30/2022
Industrials 16.4
Health care 16.3
Financials 15.7
Information technology 13.5
Real estate 7.7
Consumer discretionary 7.5
Energy 5.9
Materials 4.2
Consumer staples 4.2
Utilities 4.2
Communication services 3.3
Short-term investments,
other assets & liabilities, net 1.1
Total 100.0
Market capitalization
% of equity
investments as of
6/30/2022
More than $15 billion-$50 billion
0.1
More than $2 billion-$15 billion
58.2
$2 billion or less
41.7
Total 100.0

Social Choice Equity Fund

2022 Semiannual Report TIAA-CREF Life Funds
Performance as of June 30, 2022
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Inception
date 6 months 1 year 5 years 10 years gross net
Social Choice Equity Fund
4/3/00 - 21 .55% - 14 .48% 10 .45% 12 .19% 0 .26% 0 .22%
Russell 3000® Index – - 21 .10 - 13 .87 10 .60 12 .57 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
as of 6/30/2022
Net assets $
76.89
million
Portfolio turnover rate
*
9%
Number of holdings 497
Weighted median market
capitalization $78.17 billon
Price/earnings ratio (weighted
12-month trailing average)
†
17.8
*
The portfolio turnover rate covers the six-month period
from January 1, 2022–June 30, 2022, and is not
annualized.
†
Price/earnings ratio is the price of a stock divide by its
earnings per share for the past twelve-month period.
Sector
% of net assets
as of 6/30/2022
Information technology 27.1
Health care 14.6
Financials 13.8
Consumer discretionary 9.5
Industrials 9.2
Communication services 5.9
Consumer staples 5.8
Energy 4.2
Utilities 3.5
Real estate 3.0
Materials 2.7
Short-term investments,
other assets & liabilities, net 0.7
Total 100.0
Market capitalization
% of equity
investments as of
6/30/2022
More than $50 billion
63.8
More than $15 billion-$50 billion
24.6
More than $2 billion-$15 billion
9.9
$2 billion or less
1.7
Total 100.0

Stock Index Fund

TIAA-CREF Life Funds 2022 Semiannual Report
Performance as of June 30, 2022
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Inception
date 6 months 1 year 5 years 10 years gross net
Stock Index Fund
1/4/99 - 21 .06% - 13 .81% 10 .53% 12 .50% 0 .08% 0 .08%
Russell 3000® Index – - 21 .10 - 13 .87 10 .60 12 .57 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
as of 6/30/2022
Net assets $
648.14
million
Portfolio turnover rate
*
2%
Number of holdings 2,945
Weighted median market
capitalization $116.49 billon
Price/earnings ratio (weighted
12-month trailing average)
†
19.8
*
The portfolio turnover rate covers the six-month period
from January 1, 2022–June 30, 2022, and is not
annualized.
†
Price/earnings ratio is the price of a stock divide by its
earnings per share for the past twelve-month period.
Sector
% of net assets
as of 6/30/2022
Information technology 25.3
Health care 14.7
Financials 11.5
Consumer discretionary 10.4
Industrials 8.8
Communication services 8.0
Consumer staples 6.3
Energy 4.4
Real estate 3.6
Utilities 3.0
Materials 2.9
Short-term investments,
other assets & liabilities, net 1.1
Total 100.0
Market capitalization
% of equity
investments as of
6/30/2022
More than $50 billion
64.9
More than $15 billion-$50 billion
18.8
More than $2 billion-$15 billion
13.7
$2 billion or less
2.6
Total 100.0

International Equity Fund

2022 Semiannual Report TIAA-CREF Life Funds
Performance as of June 30, 2022
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Holdings by country
Total return Average annual total return Annual operating expenses
*
Inception
date 6 months 1 year 5 years 10 years gross net
International Equity Fund
4/3/00 - 22 .06% - 20 .90% 0 .97% 5 .66% 0 .61% 0 .60%
MSCI EAFE® Index – - 19 .57 - 17 .77 2 .20 5 .40 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
as of 6/30/2022
Net assets $
114.43
million
Portfolio turnover rate
*
15%
Number of holdings 70
Weighted median market
capitalization $65.69 billon
Price/earnings ratio (weighted
12-month trailing average)
†
11.9
*
The portfolio turnover rate covers the six-month period
from January 1, 2022–June 30, 2022, and is not
annualized.
†
Price/earnings ratio is the price of a stock divide by its
earnings per share for the past twelve-month period.
Sector
% of net assets
as of 6/30/2022
Health care 16.3
Industrials 15.1
Financials 14.0
Consumer discretionary 11.6
Consumer staples 9.7
Materials 8.5
Energy 8.0
Information technology 4.7
Communication services 3.7
Utilities 1.9
Short-term investments,
other assets & liabilities, net 6.5
Total 100.0
Market capitalization
% of equity
investments as of
6/30/2022
More than $50 billion
63.1
More than $15 billion-$50 billion
31.1
More than $2 billion-$15 billion
5.8
Total 100.0
% of portfolio investments
as of 6/30/2022
Japan 18.3
United Kingdom 16.3
France 10.7
Germany 9.8
Netherlands 9.7
Australia 6.3
United States 5.5
Switzerland 5.0
Hong Kong 1.9
Norway 1.8
8 other nations 8.6
Short-term investments 6.1
Total 100.0

Core Bond Fund

TIAA-CREF Life Funds 2022 Semiannual Report
Performance as of June 30, 2022
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
Total return Average annual total return Annual operating expenses
*
Inception
date 6 months 1 year 5 years 10 years gross net
Core Bond Fund
7/8/03 - 11 .17% - 11 .25% 0 .92% 1 .95% 0 .42% 0 .35%
Bloomberg U.S. Aggregate Bond Index – - 10 .35 - 10 .29 0 .88 1 .54 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
as of 6/30/2022
Net assets $
201.52
million
Portfolio turnover rate
*
119%
Portfolio turnover rate,
excluding mortgage dollar-roll
transactions
*
58%
Number of issues 1,030
Option-adjusted duration
‡
6.28 years
Average maturity
§
8.94 years
*
The portfolio turnover rate covers the six-month
period from January 1, 2022–June 30, 2022, and
is not annualized.
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
Sector
% of net assets
as of 6/30/2022
Government bonds
40.7
Corporate bonds
34.6
Structured assets
20.3
Bank loan obligations
2.0
Short-term investments,
other assets & liabilities, net 2.4
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 6/30/2022
Less than 1 year 3.4
1-3 years 12.3
3-5 years 15.8
5-10 years 49.1
Over 10 years 19.4
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 6/30/2022
U.S. Treasury & U.S. agency securities* 34.8
Aaa/AAA 5.1
Aa/AA 9.2
A/A 13.5
Baa/BBB 27.0
Ba/BB 4.1
B/B 2.5
Non-rated 3.8
Total* 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

Money Market Fund

2022 Semiannual Report TIAA-CREF Life Funds
Performance as of June 30, 2022
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, the 7-day current and effective annualized yields and total returns would have been lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You could lose money by investing in this Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund's sponsor has no legal obligation to provide support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. For a detailed discussion of risk, please see the prospectus.
The current yield more closely reflects current earnings than does the total return.
Fund profile Portfolio composition Net annualized yield
Total return Average annual total return Annual operating expenses
*
Inception
date 6 months 1 year 5 years 10 years gross net
Money Market Fund
7/8/03 0.14% 0.14% 0.96% 0.54% 0.22% 0.15%
iMoneyNet Money Fund Averages™-All Government
§
– 0.10 0.11 0.78 0.42 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2023, unless changed with the approval of the Board of Trustees. Beginning September 9, 2020, part or all of the investment management fees of the TIAA-CREF Life Money Market Fund are being voluntarily waived. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
§
The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. Agencies, repurchase agreements and government-backed floating-rate notes. You cannot invest directly in it.
as of 6/30/2022
Net assets $
123.00
million
Number of issues 146
Sector
% of net assets
as of 6/30/2022
U.S. government agency securities* 48.1
Floating-rate securities, government* 30.1
U.S. Treasury securities* 17.0
Repurchase agreements 6.9
Other assets & liabilities, net -2.1
Total 100.0
*
These securities are guaranteed by the full faith and
credit of the U.S. government.
(for the 7 days ended June 28, 2022)
‡
Current
yield
Effective
yield
Money Market Fund 1.13% 1.14%
iMoneyNet Money
Fund Averages™-
All Government
§
0.96 0.97
The current yield more closely reflects current
earnings than does the total return.
‡
Typically, iMoneyNet reports its 7-day yields as of
Tuesday of each week.

Balanced Fund

TIAA-CREF Life Funds 2022 Semiannual Report
Performance as of June 30, 2022
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile
Asset allocation
Target allocation
Total return Average annual total return
Annual operating
expenses
*#
Inception
date 6 months 1 year 5 years
since
inception gross net
Balanced Fund
1/31/14 -17.00% -14.49% 4.43% 5.21% 0.59% 0.51%
Balanced Fund Composite Index
†
– -15.60 -12.26 5.18 5.66
‡
– –
Broad market index
Morningstar Moderately Conservative Target Risk Index – -13.96 -12.35 3.82 4.14
‡
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
As of the close of business on June 30, 2022, the Balanced Fund Composite Index consisted of: 50.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Russell 3000® Index; and
10.0% MSCI EAFE® Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡
Performance is calculated from the inception date of the Fund.
as of 6/30/2022
Net assets $
65.07
million
% of net assets
as of 6/30/2022
Equity
U.S. equity 39.18
International equity 9.78
Fixed income 50.94
Other assets & liabilities, net 0.10
Total 100.00

Expense examples

2022 Semiannual Report TIAA-CREF Life Funds
All shareholders of the TIAA-CREF Life Funds incur ongoing costs, including management fees and other fund expenses.
The TIAA-CREF Life Funds are the underlying investment vehicles for certain variable life insurance and variable contracts issued by TIAA-CREF Life Insurance Company. These contracts have additional administrative expense fees and mortality and expense risk charges. Because of these additional deductions, the costs to investors will be higher than the figures shown in the expense examples. Information about these additional charges can be found in the product prospectuses.
The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S.
dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds. Shareholders of the TIAA-CREF Life Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( January 1, 2022 – June 30, 2022 ).
Actual expenses
The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.
Hypothetical example for comparison purposes
The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
Growth Equity Fund
Actual performance
Beginning account value $1,000.00
Ending account value $686.30
Expenses incurred during the period* $2.18
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,022.21
Expenses incurred during the period* $2.62
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2022. The Fund's annualized six-month expense ratio for that period was 0.52%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.
Growth & Income Fund
Actual performance
Beginning account value $1,000.00
Ending account value $769.38
Expenses incurred during the period* $2.28
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,022.21
Expenses incurred during the period* $2.61
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2022. The Fund's annualized six-month expense ratio for that period was 0.52%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.

TIAA-CREF Life Funds 2022 Semiannual Report
Expense examples
continued
Large-Cap Value Fund
Actual performance
Beginning account value $1,000.00
Ending account value $852.79
Expenses incurred during the period* $2.39
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,022.21
Expenses incurred during the period* $2.61
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2022. The Fund's annualized six-month expense ratio for that period was 0.52%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.
Real Estate Securities Fund
Actual performance
Beginning account value $1,000.00
Ending account value $767.30
Expenses incurred during the period* $2.50
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,021.97
Expenses incurred during the period* $2.86
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2022. The Fund's annualized six-month expense ratio for that period was 0.57%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.
Small-Cap Equity Fund
Actual performance
Beginning account value $1,000.00
Ending account value $787.10
Expenses incurred during the period* $2.35
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,022.16
Expenses incurred during the period* $2.66
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2022. The Fund's annualized six-month expense ratio for that period was 0.53%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.
Social Choice Equity Fund
Actual performance
Beginning account value $1,000.00
Ending account value $784.52
Expenses incurred during the period* $0.97
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,023.70
Expenses incurred during the period* $1.10
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2022. The Fund's annualized six-month expense ratio for that period was 0.22%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.

Expense examples

2022 Semiannual Report TIAA-CREF Life Funds
continued
Stock Index Fund
Actual performance
Beginning account value $1,000.00
Ending account value $789.37
Expenses incurred during the period* $0.38
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,024.37
Expenses incurred during the period* $0.43
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2022. The Fund's annualized six-month expense ratio for that period was 0.09%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.
International Equity Fund
Actual performance
Beginning account value $1,000.00
Ending account value $779.43
Expenses incurred during the period* $2.65
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,021.82
Expenses incurred during the period* $3.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2022. The Fund's annualized six-month expense ratio for that period was 0.60%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.
Core Bond Fund
Actual performance
Beginning account value $1,000.00
Ending account value $888.26
Expenses incurred during the period* $1.64
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,023.06
Expenses incurred during the period* $1.76
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2022. The Fund's annualized six-month expense ratio for that period was 0.35%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.
Money Market Fund
Actual performance
Beginning account value $1,000.00
Ending account value $1,001.38
Expenses incurred during the period* $0.74
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,024.05
Expenses incurred during the period* $0.75
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2022. The Fund's annualized six-month expense ratio for that period was 0.15%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.

TIAA-CREF Life Funds 2022 Semiannual Report
Expense examples
concluded
Balanced Fund
Actual performance
Beginning account value $1,000.00
Ending account value $829.95
Expenses incurred during the period* $0.46
Effective expenses incurred during the period
†
$2.33
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,024.29
Expenses incurred during the period* $0.51
Effective expenses incurred during the period
†
$2.58
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2022. The Fund's annualized six-month expense ratio for that period was 0.10%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratio for that period was 0.51%.

Growth Equity Fund June 30, 2022
Portfolio of investments
(unaudited)

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 97.7%
AUTOMOBILES & COMPONENTS - 2 .6%
1,594 * Rivian Automotive, Inc $ 41,029
4,659 * Tesla, Inc 3,137,464
TOTAL AUTOMOBILES & COMPONENTS 3,178,493
CAPITAL GOODS - 2 .4%
5,860 * Boeing Co 801,179
10,511 Carrier Global Corp 374,823
3,275 Deere & Co 980,764
6,922 Safran S.A. 689,192
TOTAL CAPITAL GOODS 2,845,958
COMMERCIAL & PROFESSIONAL SERVICES - 3 .3%
1,614 * Cimpress plc 62,785
18,700 Experian Group Ltd 549,047
7,096 Verisk Analytics, Inc 1,228,247
17,111 Waste Connections, Inc 2,121,079
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,961,158
CONSUMER DURABLES & APPAREL - 1 .5%
5,538 Essilor International S.A. 839,630
4,126 Nike, Inc (Class B) 421,677
89,200 Prada S.p.A 501,634
TOTAL CONSUMER DURABLES & APPAREL 1,762,941
CONSUMER SERVICES - 3 .1%
1,851 * Booking Holdings, Inc 3,237,381
15,936 * Las Vegas Sands Corp 535,290
TOTAL CONSUMER SERVICES 3,772,671
DIVERSIFIED FINANCIALS - 1 .6%
1,520 American Express Co 210,703
77,546 * Grab Holdings Ltd. 196,191
9,138 * Liberty Media Acquisition Corp 90,649
9,607 * Ribbit LEAP Ltd 95,686
3,970 S&P Global, Inc 1,338,128
TOTAL DIVERSIFIED FINANCIALS 1,931,357
ENERGY - 2 .1%
13,611 ConocoPhillips 1,222,404
3,224 Pioneer Natural Resources Co 719,210
5,063 Valero Energy Corp 538,095
TOTAL ENERGY 2,479,709
FOOD & STAPLES RETAILING - 1 .9%
4,826 Costco Wholesale Corp 2,313,005
TOTAL FOOD & STAPLES RETAILING 2,313,005
FOOD, BEVERAGE & TOBACCO - 3 .4%
40,927 Davide Campari-Milano NV 431,767
18,771 * Monster Beverage Corp 1,740,072
11,656 PepsiCo, Inc 1,942,589
TOTAL FOOD, BEVERAGE & TOBACCO 4,114,428
HEALTH CARE EQUIPMENT & SERVICES - 4 .9%
2,925 * Align Technology, Inc 692,260
11,625 * Dexcom, Inc 866,411
904 * Guardant Health, Inc 36,467
6,176 * Intuitive Surgical, Inc 1,239,585

Portfolio of investments
(unaudited)
Growth Equity Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
6,070 UnitedHealth Group, Inc $ 3,117,734
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,952,457
INSURANCE - 0 .9%
20,646 American International Group, Inc 1,055,630
TOTAL INSURANCE 1,055,630
MATERIALS - 0 .5%
2,031 Linde plc 583,973
TOTAL MATERIALS 583,973
MEDIA & ENTERTAINMENT - 10 .1%
3,086 * Alphabet, Inc (Class C) 6,750,471
5,175 * IAC 393,145
8,444 * Match Group, Inc 588,462
15,585 * Meta Platforms, Inc 2,513,081
12,464 * ROBLOX Corp 409,567
12,200 Tencent Holdings Ltd 552,235
12,739 * Twitter, Inc 476,311
6,006 * Walt Disney Co 566,966
TOTAL MEDIA & ENTERTAINMENT 12,250,238
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5 .0%
13,795 AbbVie, Inc 2,112,842
31,999 * Avantor, Inc 995,169
6,540 * Horizon Therapeutics Plc 521,630
5,919 * Illumina, Inc 1,091,227
7,977 Zoetis, Inc 1,371,167
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,092,035
RETAILING - 11 .1%
96,520 * Amazon.com, Inc 10,251,389
6,914 * CarMax, Inc 625,579
14,650 * Coupang, Inc 186,787
15,156 eBay, Inc 631,551
882 Kering 457,076
22,935 TJX Companies, Inc 1,280,920
TOTAL RETAILING 13,433,302
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6 .7%
18,452 * Advanced Micro Devices, Inc 1,411,024
15,827 Applied Materials, Inc 1,439,941
4,716 Broadcom, Inc 2,291,080
14,554 Marvell Technology, Inc 633,536
11,343 NVIDIA Corp 1,719,485
7,772 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 635,361
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 8,130,427
SOFTWARE & SERVICES - 28 .7%
6,181 Accenture plc 1,716,155
387 *,g Adyen NV 558,492
7,965 * DocuSign, Inc 457,032
5,207 Intuit, Inc 2,006,986
50,794 Microsoft Corp 13,045,423
17,757 Oracle Corp 1,240,682
1,662 * Palo Alto Networks, Inc 820,928
11,479 * PayPal Holdings, Inc 801,693
21,537 * Qualtrics International, Inc 269,428
3,073 Roper Technologies, Inc 1,212,760
15,160 * salesforce.com, Inc 2,502,006
3,821 * ServiceNow, Inc 1,816,962

Portfolio of investments
(unaudited)
Growth Equity Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
concluded
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
2,729 * Synopsys, Inc $ 828,797
33,353 Visa, Inc (Class A) 6,566,872
6,183 * Workday, Inc 863,023
TOTAL SOFTWARE & SERVICES 34,707,239
TECHNOLOGY HARDWARE & EQUIPMENT - 5 .9%
51,709 Apple, Inc 7,069,655
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 7,069,655
TRANSPORTATION - 2 .0%
43,625 * Uber Technologies, Inc 892,567
7,107 Union Pacific Corp 1,515,781
TOTAL TRANSPORTATION 2,408,348
TOTAL COMMON STOCKS 118,043,024
(Cost $94,629,884)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.6%
REPURCHASE AGREEMENT - 2 .6%
$ 3,120,000 r Fixed Income Clearing Corp (FICC) 1 .450% 07/01/22 3,120,000
TOTAL REPURCHASE AGREEMENT 3,120,000
TOTAL SHORT-TERM INVESTMENTS 3,120,000
(Cost $3,120,000)
TOTAL INVESTMENTS - 100.3% 121,163,024
(Cost $97,749,884)
OTHER ASSETS & LIABILITIES, NET - (0.3)% (400,653)
NET ASSETS - 100.0% $ 120,762,371
ADR American Depositary Receipt
*
Non-income producing
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/22, the aggregate value of these securities is $558,492 or 0.5% of net assets.
r Agreement with Fixed Income Clearing Corp (FICC), 1.450% dated 6/30/22 to be repurchased at $3,120,000 on 7/1/22, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 10/15/25, valued at $3,182,414.

Portfolio of investments
(unaudited)
Growth & Income Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 100.0%
AUTOMOBILES & COMPONENTS - 0 .9%
1,958 *,n Tesla, Inc $ 1,318,556
TOTAL AUTOMOBILES & COMPONENTS 1,318,556
BANKS - 4 .6%
59,505 Bank of America Corp 1,852,391
3,020 Comerica, Inc 221,608
27,134 Fifth Third Bancorp 911,702
3,750 First Republic Bank 540,750
11,623 JPMorgan Chase & Co 1,308,866
7,256 M&T Bank Corp 1,156,534
31,915 Wells Fargo & Co 1,250,110
TOTAL BANKS 7,241,961
CAPITAL GOODS - 6 .5%
3,140 Acuity Brands, Inc 483,686
2,959 Carlisle Cos, Inc 706,047
2,898 Deere & Co 867,864
6,626 Dover Corp 803,866
6,520 Eaton Corp 821,455
4,200 Honeywell International, Inc 730,002
17,756 Ingersoll Rand, Inc 747,172
2,403 Lockheed Martin Corp 1,033,194
7,855 Otis Worldwide Corp 555,113
4,226 n Quanta Services, Inc 529,687
19,437 Raytheon Technologies Corp 1,868,090
5,140 n Spirit Aerosystems Holdings, Inc (Class A) 150,602
13,399 Textron, Inc 818,277
TOTAL CAPITAL GOODS 10,115,055
COMMERCIAL & PROFESSIONAL SERVICES - 0 .8%
7,728 Waste Management, Inc 1,182,230
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,182,230
CONSUMER DURABLES & APPAREL - 0 .8%
32,939 * Mattel, Inc 735,528
4,262 n Nike, Inc (Class B) 435,576
TOTAL CONSUMER DURABLES & APPAREL 1,171,104
CONSUMER SERVICES - 1 .8%
3,206 *,n Airbnb, Inc 285,590
521 *,n Booking Holdings, Inc 911,224
1,764 Churchill Downs, Inc 337,859
6,707 n Darden Restaurants, Inc 758,696
4,190 Marriott International, Inc (Class A) 569,882
TOTAL CONSUMER SERVICES 2,863,251
DIVERSIFIED FINANCIALS - 3 .0%
6,007 American Express Co 832,690
2,648 CME Group, Inc 542,046
25,131 Equitable Holdings, Inc 655,165
31,200 * Grab Holdings Ltd. 78,936
20,586 Morgan Stanley 1,565,771
3,044 S&P Global, Inc 1,026,011
TOTAL DIVERSIFIED FINANCIALS 4,700,619
ENERGY - 4 .7%
7,886 n Cheniere Energy, Inc 1,049,075
18,189 ConocoPhillips 1,633,554
5,524 EOG Resources, Inc 610,070

Portfolio of investments
(unaudited)
Growth & Income Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
21,614 EQT Corp $ 743,522
21,148 Exxon Mobil Corp 1,811,115
3,618 Helmerich & Payne, Inc 155,791
7,874 Hess Corp 834,171
8,692 *,n Peabody Energy Corp 185,400
2,902 Valero Energy Corp 308,425
TOTAL ENERGY 7,331,123
FOOD & STAPLES RETAILING - 1 .4%
26,063 n Albertsons Cos, Inc 696,404
12,459 n Walmart, Inc 1,514,765
TOTAL FOOD & STAPLES RETAILING 2,211,169
FOOD, BEVERAGE & TOBACCO - 4 .9%
309 *,n Boston Beer Co, Inc (Class A) 93,618
6,828 Bunge Ltd 619,231
15,027 Coca-Cola Co 945,349
3,586 Hershey Co 771,564
9,283 Lamb Weston Holdings, Inc 663,363
19,856 Mondelez International, Inc 1,232,859
12,186 *,n Monster Beverage Corp 1,129,642
11,489 PepsiCo, Inc 1,914,757
1,753 Pernod-Ricard S.A. 324,085
TOTAL FOOD, BEVERAGE & TOBACCO 7,694,468
HEALTH CARE EQUIPMENT & SERVICES - 6 .7%
10,300 Abbott Laboratories 1,119,095
13,732 * Centene Corp 1,161,864
11,420 *,n Dexcom, Inc 851,133
9,533 *,n Edwards Lifesciences Corp 906,493
2,574 Elevance Health, Inc 1,242,161
12,459 * Envista Holdings Corp 480,170
1,781 n HCA Healthcare, Inc 299,315
3,413 STERIS plc 703,590
1,554 Stryker Corp 309,137
6,565 UnitedHealth Group, Inc 3,371,981
TOTAL HEALTH CARE EQUIPMENT & SERVICES 10,444,939
HOUSEHOLD & PERSONAL PRODUCTS - 1 .7%
8,839 Colgate-Palmolive Co 708,357
3,196 n Estee Lauder Cos (Class A) 813,925
8,312 Procter & Gamble Co 1,195,183
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 2,717,465
INSURANCE - 3 .9%
5,790 Allstate Corp 733,767
22,651 American International Group, Inc 1,158,145
6,345 Chubb Ltd 1,247,300
18,839 Hartford Financial Services Group, Inc 1,232,636
2,008 Marsh & McLennan Cos, Inc 311,742
23,043 Metlife, Inc 1,446,870
TOTAL INSURANCE 6,130,460
MATERIALS - 3 .8%
1,911 Air Products & Chemicals, Inc 459,557
1,930 Avery Dennison Corp 312,409
24,562 n Corteva, Inc 1,329,787
7,416 Dow, Inc 382,740
9,288 DuPont de Nemours, Inc 516,227
37,651 Glencore Xstrata plc 203,934
5,360 Linde plc 1,541,161

Portfolio of investments
(unaudited)
Growth & Income Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
4,940 Nutrien Ltd $ 393,668
9,333 Sealed Air Corp 538,701
3,600 n Sociedad Quimica y Minera de Chile S.A. (ADR) 300,708
TOTAL MATERIALS 5,978,892
MEDIA & ENTERTAINMENT - 6 .9%
2,994 * Alphabet, Inc (Class C) 6,549,225
9,462 * Meta Platforms, Inc 1,525,748
200 *,n Netflix, Inc 34,974
700 Nintendo Co Ltd 301,039
12,712 n Paramount Global 313,732
5,875 *,n Take-Two Interactive Software, Inc 719,864
14,568 *,n Walt Disney Co 1,375,219
TOTAL MEDIA & ENTERTAINMENT 10,819,801
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9 .3%
15,016 AbbVie, Inc 2,299,851
20,785 * Avantor, Inc 646,413
9,675 *,n Axsome Therapeutics, Inc 370,552
17,592 Bristol-Myers Squibb Co 1,354,584
3,606 Danaher Corp 914,193
5,956 Eli Lilly & Co 1,931,114
7,806 * Horizon Therapeutics Plc 622,607
2,071 * IQVIA Holdings, Inc 449,386
13,584 Johnson & Johnson 2,411,296
10,908 Merck & Co, Inc 994,482
6,918 Sanofi-Aventis 697,653
2,654 *,n Seagen, Inc 469,599
2,098 West Pharmaceutical Services, Inc 634,372
4,510 Zoetis, Inc 775,224
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 14,571,326
REAL ESTATE - 2 .0%
2,979 American Tower Corp 761,403
3,877 AvalonBay Communities, Inc 753,107
6,239 Prologis, Inc 734,019
5,649 Rexford Industrial Realty, Inc 325,326
6,396 Simon Property Group, Inc 607,108
TOTAL REAL ESTATE 3,180,963
RETAILING - 4 .7%
3,581 Advance Auto Parts, Inc 619,835
39,740 *,n Amazon.com, Inc 4,220,785
8,960 * Children's Place, Inc 348,723
4,006 n Home Depot, Inc 1,098,726
1,543 Target Corp 217,918
13,529 TJX Companies, Inc 755,595
TOTAL RETAILING 7,261,582
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4 .3%
15,916 *,n Advanced Micro Devices, Inc 1,217,097
781 ASML Holding NV 371,662
3,330 Broadcom, Inc 1,617,747
9,940 n Marvell Technology, Inc 432,688
1,821 n Monolithic Power Systems, Inc 699,337
8,642 n NVIDIA Corp 1,310,041
3,718 QUALCOMM, Inc 474,937
3,903 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 319,070
4,233 *,n Wolfspeed Inc 268,584
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6,711,163

Portfolio of investments
(unaudited)
Growth & Income Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES - 13 .4%
3,819 Accenture plc $ 1,060,345
7,889 International Business Machines Corp 1,113,848
8,120 Mastercard, Inc (Class A) 2,561,698
38,476 Microsoft Corp 9,881,791
19,414 Oracle Corp 1,356,456
1,008 *,n Palo Alto Networks, Inc 497,891
9,252 *,n salesforce.com, Inc 1,526,950
2,205 *,n ServiceNow, Inc 1,048,522
2,931 * Synopsys, Inc 890,145
5,103 Visa, Inc (Class A) 1,004,730
TOTAL SOFTWARE & SERVICES 20,942,376
TECHNOLOGY HARDWARE & EQUIPMENT - 9 .2%
74,054 Apple, Inc 10,124,663
8,281 * Calix, Inc 282,713
14,435 * Ciena Corp 659,679
13,388 Cisco Systems, Inc 570,864
24,445 Juniper Networks, Inc 696,683
14,397 * Stratasys Ltd 269,800
7,955 TE Connectivity Ltd 900,108
2,035 * Teledyne Technologies, Inc 763,349
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 14,267,859
TELECOMMUNICATION SERVICES - 0 .6%
42,072 AT&T, Inc 881,829
TOTAL TELECOMMUNICATION SERVICES 881,829
TRANSPORTATION - 1 .6%
9,199 * Delta Air Lines, Inc 266,495
3,373 DSV AS 474,302
2,024 FedEx Corp 458,861
10,253 Knight-Swift Transportation Holdings, Inc 474,611
3,555 Union Pacific Corp 758,211
TOTAL TRANSPORTATION 2,432,480
UTILITIES - 2 .5%
3,724 Ameren Corp 336,501
12,312 American Electric Power Co, Inc 1,181,213
5,309 Evergy, Inc 346,412
14,002 NextEra Energy, Inc 1,084,595
8,523 Public Service Enterprise Group, Inc 539,336
10,083 RWE AG. 372,930
TOTAL UTILITIES 3,860,987
TOTAL COMMON STOCKS 156,031,658
(Cost $107,032,189)

Portfolio of investments
(unaudited)
Growth & Income Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.7%
REPURCHASE AGREEMENT - 0 .7%
$ 1,040,000 r Fixed Income Clearing Corp (FICC) 1 .450% 07/01/22 $ 1,040,000
TOTAL REPURCHASE AGREEMENT 1,040,000
TOTAL SHORT-TERM INVESTMENTS 1,040,000
(Cost $1,040,000)
TOTAL INVESTMENTS - 100.7% 157,071,658
(Cost $108,072,189)
OTHER ASSETS & LIABILITIES, NET - (0.7)% (1,077,343)
NET ASSETS - 100.0% $ 155,994,315
ADR American Depositary Receipt
*
Non-income producing
n
All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
r Agreement with Fixed Income Clearing Corp (FICC), 1.450% dated 6/30/22 to be repurchased at $1,040,000 on 7/1/22, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 10/15/25, valued at $1,060,842.
Written options outstanding as of June 30, 2022 were as follows:
Description/underlying investment
Number of
contracts
Notional
amount
Exercise
price
Expiration
date Value
Advanced Micro Devices, Inc, Call 12 $ (4,896) $ 95 .00 10/21/22 $ (4,380)
Advanced Micro Devices, Inc, Put 12 (5,496) 65 .00 10/21/22 (5,520)
Airbnb, Inc, Call 12 (5,436) 120 .00 08/19/22 (1,620)
Albertsons Cos, Inc, Call 27 (6,073) 40 .00 07/15/22 (135)
Albertsons Cos, Inc, Put 60 (8,197) 26 .00 07/15/22 (3,600)
Amazon.com, Inc, Call 10 (850) 124 .00 07/15/22 (200)
Ambarella, Inc, Put 9 (29,862) 115 .00 01/20/23 (45,450)
Aptiv plc, Put 5 (3,161) 95 .00 11/18/22 (6,600)
Aptiv plc, Put 5 (5,841) 97 .50 11/18/22 (7,400)
Arcturus Therapeutics Holdings, Inc, Put 12 (14,976) 30 .00 01/20/23 (20,100)
Axsome Therapeutics, Inc, Call 27 (2,382) 45 .00 07/15/22 (2,970)
Axsome Therapeutics, Inc, Call 25 (16,949) 50 .00 12/16/22 (18,000)
Axsome Therapeutics, Inc, Put 7 (8,386) 30 .00 09/16/22 (3,255)
Axsome Therapeutics, Inc, Put 37 (23,724) 30 .00 12/16/22 (24,050)
Booking Holdings, Inc, Call 1 (6,511) 2,300 .00 09/16/22 (1,690)
Boston Beer Co, Inc, Call 3 (7,794) 370 .00 12/16/22 (5,655)
CF Industries Holdings, Inc, Put 2 (778) 77 .50 08/19/22 (900)
CF Industries Holdings, Inc, Put 13 (5,578) 80 .00 08/19/22 (6,162)
Cheniere Energy, Inc, Call 10 (922) 165 .00 07/15/22 (140)
Cheniere Energy, Inc, Put 8 (2,875) 110 .00 08/19/22 (1,800)
Cheniere Energy, Inc, Put 2 (995) 115 .00 08/19/22 (584)
Cloudflare, Inc, Put 9 (10,289) 95 .00 11/18/22 (46,463)
Corteva, Inc, Call 20 (3,359) 60 .00 12/16/22 (5,300)
Corteva, Inc, Put 20 (7,659) 50 .00 12/16/22 (5,900)
Crowdstrike Holdings, Inc, Put 6 (13,710) 165 .00 12/16/22 (15,210)
Darden Restaurants, Inc, Call 10 (910) 130 .00 07/15/22 (200)
Dexcom, Inc, Call 8 (3,788) 95 .00 09/16/22 (1,520)
Dexcom, Inc, Put 8 (15,558) 95 .00 09/16/22 (17,680)
Dexcom, Inc, Put 16 (17,120) 97 .50 09/16/22 (39,040)
DocuSign, Inc, Put 23 (23,362) 67 .50 09/16/22 (32,200)
DraftKings, Inc, Put 15 (15,644) 30 .00 01/20/23 (27,675)
Duck Creek Technologies, Inc, Put 30 (10,251) 22 .50 10/21/22 (24,450)
Edwards Lifesciences Corp, Put 13 (7,816) 90 .00 08/19/22 (4,680)
Emergent BioSolutions, Inc, Put 6 (5,694) 50 .00 09/16/22 (12,120)
Enphase Energy, Inc, Put 8 (1,000) 150 .00 07/15/22 (976)
Estee Lauder Cos, Inc, Call 5 (7,213) 260 .00 10/21/22 (9,875)
Estee Lauder Cos, Inc, Put 5 (14,261) 250 .00 10/21/22 (10,300)
Expedia Group, Inc, Put 12 (7,771) 80 .00 10/21/22 (7,680)

Portfolio of investments
(unaudited)
Growth & Income Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
concluded
Description/underlying investment
Number of
contracts
Notional
amount
Exercise
price
Expiration
date Value
Expedia Group, Inc, Put 10 $ (15,159) $ 100 .00 12/16/22 $ (17,410)
Farfetch Ltd, Put 24 (20,796) 25 .00 01/20/23 (43,440)
Fortinet, Inc, Put 25 (1,773) 44 .00 07/15/22 (1,250)
Generac Holdings, Inc, Put 2 (5,596) 260 .00 12/16/22 (12,710)
Generac Holdings, Inc, Put 1 (3,148) 270 .00 12/16/22 (7,115)
General Motors Co, Put 24 (11,975) 35 .00 12/16/22 (12,960)
Global Payments, Inc, Put 9 (6,723) 100 .00 11/18/22 (5,760)
HCA Healthcare, Inc, Put 7 (7,274) 160 .00 12/16/22 (10,045)
Home Depot, Inc, Call 4 (4,834) 380 .00 01/20/23 (600)
Home Depot, Inc, Put 4 (10,971) 300 .00 01/20/23 (15,930)
IDEXX Laboratories, Inc, Put 2 (9,592) 420 .00 10/21/22 (15,600)
Intel Corp, Put 30 (10,589) 42 .50 09/16/22 (18,150)
Intuitive Surgical, Inc, Put 6 (13,607) 210 .00 01/20/23 (16,722)
Lululemon Athletica, Inc, Put 6 (12,583) 270 .00 09/16/22 (14,400)
Lululemon Athletica, Inc, Put 2 (4,955) 280 .00 09/16/22 (5,570)
Lululemon Athletica, Inc, Put 2 (5,524) 270 .00 12/16/22 (6,430)
Marvell Technology, Inc, Call 23 (1,126) 55 .00 07/15/22 (92)
Moderna, Inc, Put 9 (66,176) 220 .00 01/20/23 (74,857)
Monolithic Power Systems, Inc, Call 3 (5,094) 540 .00 12/16/22 (4,785)
Monolithic Power Systems, Inc, Put 3 (10,920) 350 .00 12/16/22 (12,255)
Monster Beverage Corp, Put 17 (1,257) 75 .00 08/19/22 (1,241)
Netflix, Inc, Call 2 (994) 180 .00 07/01/22 (150)
NIKE, Inc, Put 13 (1,263) 95 .00 07/15/22 (1,313)
NVIDIA Corp, Call 6 (4,552) 185 .00 08/19/22 (1,632)
NVIDIA Corp, Put 6 (3,102) 140 .00 07/15/22 (2,022)
Palo Alto Networks, Inc, Call 2 (5,305) 570 .00 09/16/22 (3,090)
Palo Alto Networks, Inc, Call 2 (3,435) 590 .00 09/16/22 (2,270)
Palo Alto Networks, Inc, Put 2 (4,922) 410 .00 09/16/22 (2,800)
Paramount Global, Call 30 (3,089) 40 .00 08/19/22 (120)
Paramount Global, Put 26 (17,419) 35 .00 09/16/22 (27,755)
PayPal Holdings, Inc, Put 12 (13,146) 80 .00 10/21/22 (17,856)
Peabody Energy Corp, Call 30 (7,349) 30 .00 07/15/22 (600)
Petco Health & Wellness Co, Inc, Put 48 (6,623) 15 .00 09/16/22 (7,920)
Quanta Services, Inc, Call 9 (1,062) 145 .00 07/15/22 (144)
Royal Caribbean Cruises Ltd, Put 20 (10,213) 55 .00 09/16/22 (43,300)
Salesforce, Inc, Call 5 (2,450) 220 .00 09/16/22 (555)
Salesforce, Inc, Put 5 (6,040) 160 .00 09/16/22 (5,770)
Seagen, Inc, Put 10 (20,480) 135 .00 09/16/22 (3,550)
ServiceNow, Inc, Call 3 (3,819) 560 .00 09/16/22 (3,840)
Shake Shack, Inc, Put 16 (16,651) 62 .50 09/16/22 (37,200)
Snap, Inc, Put 7 (10,168) 37 .00 01/20/23 (16,730)
Snowflake, Inc, Put 6 (26,594) 215 .00 01/20/23 (49,050)
Sociedad Quimica y Minera de Chile S.A., Call 36 (13,823) 85 .00 07/15/22 (10,440)
Sociedad Quimica y Minera de Chile S.A., Put 36 (32,209) 80 .00 12/16/22 (39,960)
Spirit AeroSystems Holdings, Inc, Call 26 (3,769) 40 .00 10/21/22 (2,665)
Spirit AeroSystems Holdings, Inc, Put 26 (3,665) 24 .00 10/21/22 (5,460)
Spirit AeroSystems Holdings, Inc, Put 26 (17,741) 33 .00 10/21/22 (16,120)
Take-Two Interactive Software, Inc, Call 9 (4,572) 170 .00 09/16/22 (540)
Take-Two Interactive Software, Inc, Put 9 (5,742) 120 .00 09/16/22 (7,560)
Teradyne, Inc, Put 16 (9,111) 80 .00 10/21/22 (8,560)
Tesla, Inc, Call 1 (981) 855 .00 07/15/22 (150)
Tesla, Inc, Call 4 (23,412) 900 .00 10/21/22 (13,212)
Tesla, Inc, Put 1 (2,020) 535 .00 07/15/22 (602)
Tesla, Inc, Put 2 (2,674) 580 .00 07/29/22 (4,900)
Tesla, Inc, Put 1 (8,318) 680 .00 09/16/22 (9,320)
Tesla, Inc, Put 4 (56,403) 750 .00 10/21/22 (58,648)
Ulta Beauty, Inc, Put 4 (9,018) 330 .00 09/16/22 (5,080)
Walmart, Inc, Put 10 (2,595) 115 .00 07/15/22 (540)
Walt Disney Co, Put 12 (5,460) 90 .00 08/19/22 (4,620)
Wolfspeed, Inc, Call 13 (1,339) 95 .00 08/19/22 (715)
WW International, Inc, Put 32 (6,175) 10 .00 01/20/23 (12,480)
Zscaler, Inc, Put 6 (35,189) 200 .00 01/20/23 (36,930)
Total 1,260  $ (969,651)  $ (1,184,971)

Portfolio of investments
(unaudited)
Large-Cap Value Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.4%
BANKS - 9 .6%
57,024 Bank of America Corp $ 1,775,157
18,938 JPMorgan Chase & Co 2,132,608
6,450 PNC Financial Services Group, Inc 1,017,616
18,593 US Bancorp 855,650
38,810 Wells Fargo & Co 1,520,188
TOTAL BANKS 7,301,219
CAPITAL GOODS - 10 .8%
3,046 Allegion plc 298,203
2,788 * Boeing Co 381,175
2,043 Caterpillar, Inc 365,207
2,580 Deere & Co 772,633
6,104 Dover Corp 740,537
6,054 Eaton Corp 762,743
6,907 Honeywell International, Inc 1,200,506
12,697 Masco Corp 642,468
3,595 Parker-Hannifin Corp 884,550
18,834 Raytheon Technologies Corp 1,810,136
2,430 Trane Technologies plc 315,584
TOTAL CAPITAL GOODS 8,173,742
CONSUMER DURABLES & APPAREL - 0 .8%
156 * NVR, Inc 624,646
TOTAL CONSUMER DURABLES & APPAREL 624,646
CONSUMER SERVICES - 3 .2%
245 * Booking Holdings, Inc 428,502
8,137 Hilton Worldwide Holdings, Inc 906,787
4,537 McDonald's Corp 1,120,095
TOTAL CONSUMER SERVICES 2,455,384
DIVERSIFIED FINANCIALS - 6 .1%
7,707 American Express Co 1,068,345
4,807 * Berkshire Hathaway, Inc (Class B) 1,312,407
1,158 BlackRock, Inc 705,268
6,436 Charles Schwab Corp 406,627
3,760 Goldman Sachs Group, Inc 1,116,795
TOTAL DIVERSIFIED FINANCIALS 4,609,442
ENERGY - 7 .9%
15,670 Chevron Corp 2,268,702
20,302 ConocoPhillips 1,823,323
8,932 EOG Resources, Inc 986,450
8,350 Valero Energy Corp 887,438
TOTAL ENERGY 5,965,913
FOOD & STAPLES RETAILING - 1 .5%
9,167 Walmart, Inc 1,114,524
TOTAL FOOD & STAPLES RETAILING 1,114,524
FOOD, BEVERAGE & TOBACCO - 1 .0%
12,102 Mondelez International, Inc 751,413
TOTAL FOOD, BEVERAGE & TOBACCO 751,413
HEALTH CARE EQUIPMENT & SERVICES - 9 .7%
9,841 Abbott Laboratories 1,069,225
4,706 Cigna Corp 1,240,125
3,243 Elevance Health, Inc 1,565,007
3,680 HCA Healthcare, Inc 618,461

Portfolio of investments
(unaudited)
Large-Cap Value Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
11,515 Medtronic plc $ 1,033,471
2,794 UnitedHealth Group, Inc 1,435,082
3,299 Zimmer Biomet Holdings, Inc 346,593
TOTAL HEALTH CARE EQUIPMENT & SERVICES 7,307,964
HOUSEHOLD & PERSONAL PRODUCTS - 0 .8%
4,065 Procter & Gamble Co 584,506
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 584,506
INSURANCE - 5 .6%
20,979 American International Group, Inc 1,072,656
7,878 Chubb Ltd 1,548,657
5,802 Marsh & McLennan Cos, Inc 900,761
11,891 Metlife, Inc 746,636
TOTAL INSURANCE 4,268,710
MATERIALS - 5 .1%
4,458 Ball Corp 306,577
10,678 Crown Holdings, Inc 984,191
10,594 DuPont de Nemours, Inc 588,815
3,359 Linde plc 965,813
5,640 PPG Industries, Inc 644,878
2,049 Reliance Steel & Aluminum Co 348,043
TOTAL MATERIALS 3,838,317
MEDIA & ENTERTAINMENT - 7 .0%
560 * Alphabet, Inc (Class C) 1,224,972
1,265 * Charter Communications, Inc 592,691
42,900 Comcast Corp (Class A) 1,683,396
5,928 * Meta Platforms, Inc 955,890
8,971 * Walt Disney Co 846,862
TOTAL MEDIA & ENTERTAINMENT 5,303,811
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .7%
4,260 AbbVie, Inc 652,462
18,810 Bristol-Myers Squibb Co 1,448,370
16,287 Johnson & Johnson 2,891,105
9,087 Merck & Co, Inc 828,462
14,828 Pfizer, Inc 777,432
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,597,831
REAL ESTATE - 1 .0%
6,275 Prologis, Inc 738,254
TOTAL REAL ESTATE 738,254
RETAILING - 1 .3%
3,694 Home Depot, Inc 1,013,153
TOTAL RETAILING 1,013,153
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4 .0%
5,348 Analog Devices, Inc 781,289
5,825 Applied Materials, Inc 529,959
8,020 Intel Corp 300,028
348 Lam Research Corp 148,300
12,904 Micron Technology, Inc 713,333
3,621 NXP Semiconductors NV 536,017
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,008,926
SOFTWARE & SERVICES - 4 .4%
2,600 Accenture plc 721,890
8,950 * Fiserv, Inc 796,282

Portfolio of investments
(unaudited)
Large-Cap Value Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
concluded
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
4,183 Microsoft Corp $ 1,074,320
10,120 Oracle Corp 707,084
TOTAL SOFTWARE & SERVICES 3,299,576
TECHNOLOGY HARDWARE & EQUIPMENT - 3 .1%
29,694 Cisco Systems, Inc 1,266,152
9,520 TE Connectivity Ltd 1,077,188
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,343,340
TELECOMMUNICATION SERVICES - 1 .4%
7,942 * T-Mobile US, Inc 1,068,517
TOTAL TELECOMMUNICATION SERVICES 1,068,517
TRANSPORTATION - 2 .7%
15,994 *,†,b AMR Corporation 160
18,806 CSX Corp 546,502
4,802 Union Pacific Corp 1,024,171
2,493 United Parcel Service, Inc (Class B) 455,072
TOTAL TRANSPORTATION 2,025,905
UTILITIES - 3 .7%
7,977 Ameren Corp 720,802
8,304 American Electric Power Co, Inc 796,686
19,606 Centerpoint Energy, Inc 579,945
9,368 NextEra Energy, Inc 725,645
TOTAL UTILITIES 2,823,078
TOTAL COMMON STOCKS 75,218,171
(Cost $56,746,285)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.6%
REPURCHASE AGREEMENT - 0 .6%
$ 475,000 r Fixed Income Clearing Corp (FICC) 1 .450% 07/01/22 475,000
TOTAL REPURCHASE AGREEMENT 475,000
TOTAL SHORT-TERM INVESTMENTS 475,000
(Cost $475,000)
TOTAL INVESTMENTS - 100.0% 75,693,171
(Cost $57,221,285)
OTHER ASSETS & LIABILITIES, NET - (0.0)% (26,319)
NET ASSETS - 100.0% $ 75,666,852
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
b
In bankruptcy
r Agreement with Fixed Income Clearing Corp (FICC), 1.450% dated 6/30/22 to be repurchased at $475,000 on 7/1/22, collateralized by Government Agency Securities, with coupon rate 0.625% and maturity date 1/15/26, valued at $484,580.

Real Estate Securities Fund June 30, 2022
Portfolio of investments
(unaudited)

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
SHARES COMPANY VALUE
COMMON STOCKS - 98.9%
DIVERSIFIED REITS - 1 .1%
85,000 * DigitalBridge Group, Inc $ 414,800
22,500 Washington REIT 479,475
TOTAL DIVERSIFIED REITS 894,275
HEALTH CARE REITS - 5 .7%
45,000 Healthpeak Properties Inc 1,165,950
26,500 Ventas, Inc 1,362,895
23,400 Welltower, Inc 1,926,990
TOTAL HEALTH CARE REITS 4,455,835
HOTEL & RESORT REITS - 1 .4%
44,000 Host Hotels and Resorts, Inc 689,920
28,000 Park Hotels & Resorts, Inc 379,960
TOTAL HOTEL & RESORT REITS 1,069,880
INDUSTRIAL REITS - 15 .8%
24,500 Duke Realty Corp 1,346,275
4,600 EastGroup Properties, Inc 709,918
4,500 Innovative Industrial Properties, Inc 494,415
51,000 Prologis, Inc 6,000,150
49,500 Rexford Industrial Realty, Inc 2,850,705
19,000 Terreno Realty Corp 1,058,870
TOTAL INDUSTRIAL REITS 12,460,333
INTERNET SERVICES & INFRASTRUCTURE - 0 .4%
31,000 * Cyxtera Technologies, Inc 351,540
TOTAL INTERNET SERVICES & INFRASTRUCTURE 351,540
OFFICE REITS - 6 .2%
11,700 Alexandria Real Estate Equities, Inc 1,696,851
14,000 Boston Properties, Inc 1,245,720
9,800 Kilroy Realty Corp 512,834
16,200 SL Green Realty Corp 747,630
23,500 Vornado Realty Trust 671,865
TOTAL OFFICE REITS 4,874,900
REAL ESTATE OPERATING COMPANIES - 0 .5%
42,000 Tricon Residential, Inc 425,880
TOTAL REAL ESTATE OPERATING COMPANIES 425,880
RESIDENTIAL REITS - 26 .5%
64,000 American Homes 4 Rent 2,268,160
19,200 AvalonBay Communities, Inc 3,729,600
4,600 Camden Property Trust 618,608
30,000 Equity Lifestyle Properties, Inc 2,114,100
45,000 Equity Residential 3,249,900
8,600 Essex Property Trust, Inc 2,248,986
29,000 Independence Realty Trust, Inc 601,170
160,000 Ingenia Communities Group 440,697
12,000 Invitation Homes, Inc 426,960
7,200 Mid-America Apartment Communities, Inc 1,257,624
7,000 NexPoint Residential Trust, Inc 437,570
18,500 Sun Communities, Inc 2,948,160
11,500 UDR, Inc 529,460
TOTAL RESIDENTIAL REITS 20,870,995
RETAIL REITS - 14 .1%
61,500 Brixmor Property Group, Inc 1,242,915
86,000 Kimco Realty Corp 1,700,220

Portfolio of investments
(unaudited)
Real Estate Securities Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
concluded
SHARES COMPANY VALUE
RETAIL REITS—continued
52,000 Kite Realty Group Trust $ 899,080
17,400 Realty Income Corp 1,187,724
19,700 Regency Centers Corp 1,168,407
40,500 Simon Property Group, Inc 3,844,260
40,000 SITE Centers Corp 538,800
14,000 Spirit Realty Capital, Inc 528,920
TOTAL RETAIL REITS 11,110,326
SPECIALIZED REITS - 27 .2%
20,300 American Tower Corp 5,188,477
14,000 Crown Castle International Corp 2,357,320
10,500 Digital Realty Trust, Inc 1,363,215
4,700 Equinix, Inc 3,087,994
7,500 Extra Space Storage, Inc 1,275,900
11,500 Life Storage, Inc 1,284,090
18,300 National Storage Affiliates Trust 916,281
9,800 Public Storage, Inc 3,064,166
2,300 SBA Communications Corp 736,115
23,000 VICI Properties, Inc 685,170
46,000 Weyerhaeuser Co 1,523,520
TOTAL SPECIALIZED REITS 21,482,248
TOTAL COMMON STOCKS 77,996,212
(Cost $56,109,818)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.9%
REPURCHASE AGREEMENT - 0 .9%
$ 700,000 r Fixed Income Clearing Corp (FICC) 1 .450% 07/01/22 700,000
TOTAL REPURCHASE AGREEMENT 700,000
TOTAL SHORT-TERM INVESTMENTS 700,000
(Cost $700,000)
TOTAL INVESTMENTS - 99.8% 78,696,212
(Cost $56,809,818)
OTHER ASSETS & LIABILITIES, NET - 0.2% 133,091
NET ASSETS - 100.0% $ 78,829,303
REIT Real Estate Investment Trust
*
Non-income producing
r Agreement with Fixed Income Clearing Corp (FICC), 1.450% dated 6/30/22 to be repurchased at $700,000 on 7/1/22, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 10/15/25, valued at $714,054.

Small-Cap Equity Fund June 30, 2022
Portfolio of investments
(unaudited)

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 98.9%
AUTOMOBILES & COMPONENTS - 0 .7%
560 * Dorman Products, Inc $ 61,437
13,430 * Goodyear Tire & Rubber Co 143,835
7,140 *,e Mullen Automotive, Inc 7,283
1,620 * Stoneridge, Inc 27,783
8,210 * Tenneco, Inc 140,884
TOTAL AUTOMOBILES & COMPONENTS 381,222
BANKS - 11 .0%
1,200 Amalgamated Financial Corp 23,736
1,220 Ameris Bancorp 49,020
4,120 * Axos Financial, Inc 147,702
3,280 Banc of California, Inc 57,794
3,061 Bank of NT Butterfield & Son Ltd 95,472
2,832 Banner Corp 159,187
8,800 Cadence BanCorp 206,624
4,024 Cathay General Bancorp 157,540
3,360 Central Pacific Financial Corp 72,072
6,810 Columbia Banking System, Inc 195,106
3,502 ConnectOne Bancorp, Inc 85,624
3,913 * Customers Bancorp, Inc 132,651
9,890 CVB Financial Corp 245,371
1,710 Eagle Bancorp, Inc 81,071
1,460 Enact Holdings, Inc 31,361
2,180 Enterprise Financial Services Corp 90,470
6,591 Essent Group Ltd 256,390
694 Federal Agricultural Mortgage Corp (FAMC) 67,769
1,390 First Busey Corp 31,761
2,110 First Financial Corp 93,895
5,630 First Foundation, Inc 115,302
5,645 First Interstate Bancsystem, Inc 215,131
3,865 First Merchants Corp 137,671
3,890 Hancock Whitney Corp 172,444
2,670 Heartland Financial USA, Inc 110,912
4,000 Heritage Commerce Corp 42,760
3,556 Hilltop Holdings, Inc 94,803
8,830 Home Bancshares, Inc 183,399
3,010 Horizon Bancorp 52,434
1,694 Independent Bank Corp 32,660
3,719 Lakeland Bancorp, Inc 54,372
2,890 Meta Financial Group, Inc 111,756
750 * Metropolitan Bank Holding Corp 52,065
3,800 National Bank Holdings Corp 145,426
8,901 * NMI Holdings, Inc 148,202
5,925 OceanFirst Financial Corp 113,345
9,775 OFG Bancorp 248,285
6,480 Pacific Premier Bancorp, Inc 189,475
1,250 Peapack Gladstone Financial Corp 37,125
550 Preferred Bank 37,411
1,844 Premier Financial Corp 46,745
1,274 QCR Holdings, Inc 68,783
15,317 Radian Group, Inc 300,979
4,900 Renasant Corp 141,169
4,980 Towne Bank 135,207
920 Trico Bancshares 41,989
12,263 United Community Banks, Inc 370,220
417 Walker & Dunlop, Inc 40,174
5,940 Washington Federal, Inc 178,319

Portfolio of investments
(unaudited)
Small-Cap Equity Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
2,670 WesBanco, Inc $ 84,666
TOTAL BANKS 5,983,845
CAPITAL GOODS - 10 .6%
5,250 Altra Industrial Motion Corp 185,062
2,420 Applied Industrial Technologies, Inc 232,731
3,488 * Atkore International Group, Inc 289,539
750 * BlueLinx Holdings, Inc 50,108
1,625 Boise Cascade Co 96,671
5,081 Comfort Systems USA, Inc 422,485
3,720 * Construction Partners Inc 77,897
9,860 * Cornerstone Building Brands, Inc 241,471
998 CSW Industrials, Inc 102,824
6,880 * Energy Recovery, Inc 133,610
14,150 * Enovix Corp 126,077
1,617 EnPro Industries, Inc 132,481
5,330 * Evoqua Water Technologies Corp 173,278
6,641 Federal Signal Corp 236,420
8,710 * Fluor Corp 212,001
1,560 Franklin Electric Co, Inc 114,286
19,510 GrafTech International Ltd 137,936
1,610 Hillenbrand, Inc 65,946
5,640 *,e Infrastructure and Energy Alternatives, Inc 45,289
8,310 * Janus International Group, Inc 75,039
5,350 Kennametal, Inc 124,281
840 McGrath RentCorp 63,840
12,994 * MRC Global, Inc 129,420
2,042 Mueller Industries, Inc 108,818
15,730 * NOW, Inc 153,839
880 * NV5 Global Inc 102,731
5,110 * Parsons Corp 206,546
5,080 * PGT Innovations, Inc 84,531
2,470 Quanex Building Products Corp 56,193
3,880 Rush Enterprises, Inc (Class A) 187,016
1,740 * SPX Corp 91,942
930 Standex International Corp 78,845
5,830 Terex Corp 159,567
2,980 * Titan Machinery, Inc 66,782
2,570 Triton International Ltd 135,310
3,740 UFP Industries, Inc 254,844
4,650 Wabash National Corp 63,147
10,860 * WillScot Mobile Mini Holdings Corp 352,081
8,215 Zurn Water Solutions Corp 223,777
TOTAL CAPITAL GOODS 5,794,661
COMMERCIAL & PROFESSIONAL SERVICES - 3 .4%
2,050 ABM Industries, Inc 89,011
1,960 Aris Water Solution, Inc 32,693
1,870 Brady Corp (Class A) 88,339
3,110 * CBIZ, Inc 124,276
3,283 Exponent, Inc 300,296
7,130 * First Advantage Corp 90,337
1,470 * Franklin Covey Co 67,885
1,060 Heidrick & Struggles International, Inc 34,302
1,500 * Huron Consulting Group, Inc 97,485
1,480 ICF International, Inc 140,600
7,050 KBR, Inc 341,149
2,238 Kforce, Inc 137,279
820 Korn/Ferry International 47,576
1,720 * Montrose Environmental Group, Inc 58,067
1,950 * TriNet Group, Inc 151,359

Portfolio of investments
(unaudited)
Small-Cap Equity Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
3,700 * TrueBlue, Inc $ 66,230
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,866,884
CONSUMER DURABLES & APPAREL - 1 .6%
9,080 * Callaway Golf Co 185,232
2,930 Clarus Corp 55,641
3,700 * Crocs, Inc 180,079
4,750 * G-III Apparel Group Ltd 96,092
3,784 * Skyline Champion Corp 179,437
5,600 Steven Madden Ltd 180,376
TOTAL CONSUMER DURABLES & APPAREL 876,857
CONSUMER SERVICES - 3 .1%
250 * Biglari Holdings, Inc (B Shares) 30,675
8,570 Bloomin' Brands, Inc 142,433
1,652 Bluegreen Vacations Holding Corp 41,234
960 Cheesecake Factory 25,363
5,280 * Coursera, Inc 74,870
4,750 * Dave & Buster's Entertainment, Inc 155,705
1,370 * Duolingo, Inc 119,944
8,780 * Everi Holdings, Inc 143,202
5,740 * Hilton Grand Vacations, Inc 205,090
8,900 International Game Technology plc 165,184
3,190 Krispy Kreme, Inc 43,384
9,500 Laureate Education, Inc 109,915
3,310 Ruth's Hospitality Group Inc 53,821
2,800 * Stride, Inc 114,212
3,780 Texas Roadhouse, Inc (Class A) 276,696
TOTAL CONSUMER SERVICES 1,701,728
DIVERSIFIED FINANCIALS - 3 .1%
5,920 Artisan Partners Asset Management, Inc 210,574
43,590 BGC Partners, Inc (Class A) 146,898
5,903 Cowen Group, Inc 139,842
1,930 * Encore Capital Group, Inc 111,496
5,030 * Enova International, Inc 144,965
4,140 * Green Dot Corp 103,955
11,360 * LendingClub Corp 132,798
5,720 * Open Lending Corp 58,516
1,500 Piper Jaffray Cos 170,040
875 Raymond James Financial, Inc 78,234
6,410 Redwood Trust, Inc 49,421
4,210 Sculptor Capital Management, Inc 35,154
3,450 StepStone Group, Inc 89,804
13 Stifel Financial Corp 728
2,670 Victory Capital Holdings, Inc 64,347
900 Virtus Investment Partners, Inc 153,918
TOTAL DIVERSIFIED FINANCIALS 1,690,690
ENERGY - 5 .9%
22,700 * Alto Ingredients, Inc 84,217
9,320 Berry Petroleum Co LLC 71,018
6,197 Brigham Minerals, Inc 152,632
21,850 * Centennial Resource Development, Inc 130,663
3,860 e Chesapeake Energy Corp 313,046
7,150 CVR Energy, Inc 239,525
6,370 * Delek US Holdings, Inc 164,601
2,240 * Denbury, Inc 134,378
3,570 * Golar LNG Ltd 81,217
9,950 * Liberty Oilfield Services, Inc 126,962
4,100 Murphy Oil Corp 123,779

Portfolio of investments
(unaudited)
Small-Cap Equity Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
12,410 * NexTier Oilfield Solutions, Inc $ 118,019
3,440 Ovintiv, Inc 152,014
9,675 * Par Pacific Holdings, Inc 150,833
14,083 * PBF Energy, Inc 408,689
2,710 PDC Energy, Inc 166,963
10,960 * RPC, Inc 75,734
59,119 * Tellurian, Inc 176,175
8,640 * US Silica Holdings, Inc 98,669
3,010 * Valaris Ltd 127,142
4,500 * Weatherford International Ltd 95,265
TOTAL ENERGY 3,191,541
FOOD & STAPLES RETAILING - 1 .1%
3,552 Andersons, Inc 117,180
2,233 *,d BJ's Wholesale Club Holdings, Inc 139,161
7,114 * Performance Food Group Co 327,102
TOTAL FOOD & STAPLES RETAILING 583,443
FOOD, BEVERAGE & TOBACCO - 2 .5%
1,774 Calavo Growers, Inc 74,011
3,130 Cal-Maine Foods, Inc 154,653
280 Coca-Cola Consolidated Inc 157,892
10,285 * Hostess Brands, Inc 218,145
1,010 MGP Ingredients, Inc 101,091
9,240 Primo Water Corp 123,631
690 Sanderson Farms, Inc 148,716
4,534 * Simply Good Foods Co 171,249
7,630 * SunOpta, Inc 59,362
1,480 Universal Corp 89,540
6,120 * Vital Farms, Inc 53,550
TOTAL FOOD, BEVERAGE & TOBACCO 1,351,840
HEALTH CARE EQUIPMENT & SERVICES - 7 .2%
10,680 * 1Life Healthcare, Inc 83,731
5,840 * AdaptHealth Corp 105,354
9,760 * Allscripts Healthcare Solutions, Inc 144,741
680 * AMN Healthcare Services, Inc 74,603
5,294 * Avanos Medical, Inc 144,738
13,840 * Brookdale Senior Living, Inc 62,834
7,410 * Cardiovascular Systems, Inc 106,408
18,570 * Community Health Systems, Inc 69,637
7,490 * Cross Country Healthcare, Inc 156,017
5,730 * Evolent Health, Inc 175,968
2,630 * Fulgent Genetics, Inc 143,414
4,470 * Health Catalyst, Inc 64,770
800 * HealthEquity, Inc 49,112
2,834 * HealthStream, Inc 61,526
360 * Heska Corp 34,024
1,930 * Integer Holding Corp 136,374
7,941 * Lantheus Holdings, Inc 524,344
3,680 * Meridian Bioscience, Inc 111,946
3,820 * Merit Medical Systems, Inc 207,311
780 * ModivCare, Inc 65,910
1,495 * Natus Medical, Inc 48,991
6,910 * Neogen Corp 166,462
6,410 * NextGen Healthcare, Inc 111,790
9,640 * Option Care Health, Inc 267,896
5,350 * Phreesia, Inc 133,803
2,200 *,e PROCEPT BioRobotics Corp 71,918
3,910 * Progyny, Inc 113,586
527 * QuidelOrtho Corp 51,214

Portfolio of investments
(unaudited)
Small-Cap Equity Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
5,330 * RadNet, Inc $ 92,102
1,000 * Shockwave Medical Inc 191,170
2,590 * Tenet Healthcare Corp 136,130
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,907,824
HOUSEHOLD & PERSONAL PRODUCTS - 0 .6%
6,080 * BellRing Brands, Inc 151,331
6,152 * elf Beauty, Inc 188,744
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 340,075
INSURANCE - 1 .6%
4,069 American Equity Investment Life Holding Co 148,803
1,870 Employers Holdings, Inc 78,334
51,500 * Genworth Financial, Inc (Class A) 181,795
2,560 Selective Insurance Group, Inc 222,566
3,160 Stewart Information Services Corp 157,210
4,516 Universal Insurance Holdings, Inc 58,844
TOTAL INSURANCE 847,552
MATERIALS - 4 .2%
3,400 AdvanSix, Inc 113,696
2,460 American Vanguard Corp 54,981
4,000 * Aspen Aerogels, Inc 39,520
1,093 Avient Corp 43,807
5,910 Commercial Metals Co 195,621
9,850 * Constellium SE 130,118
10,700 *,† Ferroglobe plc 0
2,043 Innospec, Inc 195,699
1,240 * Intrepid Potash, Inc 56,160
2,454 Materion Corp 180,933
3,170 Myers Industries, Inc 72,054
15,010 * O-I Glass, Inc 210,140
1,930 Olympic Steel, Inc 49,698
5,980 Orion Engineered Carbons SA 92,869
9,930 * Rayonier Advanced Materials, Inc 26,017
4,360 Ryerson Holding Corp 92,824
4,170 Schnitzer Steel Industries, Inc (Class A) 136,943
2,730 Sensient Technologies Corp 219,929
805 Stepan Co 81,587
1,480 Sylvamo Corp 48,366
10,360 Tronox Holdings plc 174,048
3,370 United States Steel Corp 60,357
TOTAL MATERIALS 2,275,367
MEDIA & ENTERTAINMENT - 2 .2%
5,541 * Cargurus, Inc 119,076
8,860 * Cars.com, Inc 83,550
38,460 * Clear Channel 41,152
13,090 Entravision Communications Corp (Class A) 59,690
7,620 * Integral Ad Science Holding Corp 75,667
4,009 * Liberty Braves Group (Class C) 96,216
7,950 * Lions Gate Entertainment Corp (Class A) 74,015
10,210 * Magnite, Inc 90,665
3,370 Sinclair Broadcast Group, Inc (Class A) 68,748
13,310 TEGNA, Inc 279,111
2,870 * Urban One, Inc 15,670
6,610 * WideOpenWest, Inc 120,368
2,690 * Yelp, Inc 74,701
TOTAL MEDIA & ENTERTAINMENT 1,198,629

Portfolio of investments
(unaudited)
Small-Cap Equity Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9 .1%
9,490 * Acadia Pharmaceuticals, Inc $ 133,714
23,830 * ADMA Biologics, Inc 47,183
36,181 * Agenus, Inc 70,191
8,350 * Alkermes plc 248,747
4,470 * Amphastar Pharmaceuticals, Inc 155,511
2,480 * Arcutis Biotherapeutics, Inc 52,849
1,760 * Arrowhead Pharmaceuticals Inc 61,970
3,700 * Avid Bioservices, Inc 56,462
17,230 * BioCryst Pharmaceuticals, Inc 182,293
5,800 * C4 Therapeutics, Inc 43,732
3,353 * CareDx, Inc 72,022
15,240 * Catalyst Pharmaceuticals, Inc 106,832
5,880 * ChemoCentryx, Inc 145,706
6,440 * Chinook Therapeutics, Inc 112,636
7,930 * Codexis, Inc 82,948
8,250 * Coherus Biosciences, Inc 59,730
5,210 * Crinetics Pharmaceuticals, Inc 97,167
31,250 * CTI BioPharma Corp 186,563
12,290 * Dynavax Technologies Corp 154,731
6,270 *,e Editas Medicine, Inc 74,174
10,480 * Evolus, Inc 121,568
5,370 * Fulcrum Therapeutics, Inc 26,313
5,310 * Global Blood Therapeutics, Inc 169,655
3,244 * Harmony Biosciences Holdings, Inc 158,210
2,120 * Ideaya Biosciences, Inc 29,256
7,940 * Innoviva, Inc 117,194
3,940 *,e Intercept Pharmaceuticals, Inc 54,411
5,160 * Intra-Cellular Therapies, Inc 294,533
15,560 * Iovance Biotherapeutics, Inc 171,782
15,366 * Ironwood Pharmaceuticals, Inc 177,170
2,710 * iTeos Therapeutics, Inc 55,826
10,147 * IVERIC bio, Inc 97,614
15,520 * Karyopharm Therapeutics, Inc 69,995
5,270 * Kezar Life Sciences, Inc 43,583
24,950 *,e MannKind Corp 95,060
5,120 * NeoGenomics, Inc 41,728
4,570 * NGM Biopharmaceuticals Inc 58,587
5,060 * Nkarta, Inc 62,339
3,770 * Nurix Therapeutics, Inc 47,766
2,185 Phibro Animal Health Corp 41,799
2,380 * Prestige Consumer Healthcare, Inc. 139,944
3,440 * Protagonist Therapeutics, Inc 27,210
3,910 * Prothena Corp plc 106,157
2,431 * Quanterix Corp 39,358
20,320 * Rigel Pharmaceuticals, Inc 22,962
14,665 * Sangamo Therapeutics Inc 60,713
3,937 * Travere Therapeutics, Inc 95,394
2,388 * Turning Point Therapeutics Inc 179,697
6,790 * Vanda Pharmaceuticals, Inc 74,011
5,060 * Vir Biotechnology, Inc 128,878
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 4,953,874
REAL ESTATE - 7 .7%
2,900 Agree Realty Corp 209,177
4,990 Alexander & Baldwin, Inc 89,570
7,810 Apple Hospitality REIT, Inc 114,573
2,760 Armada Hoffler Properties, Inc 35,438
4,500 Corporate Office Properties Trust 117,855
11,610 * Cushman & Wakefield plc 176,936
1,971 EastGroup Properties, Inc 304,184
8,570 Essential Properties Realty Trust, Inc 184,169

Portfolio of investments
(unaudited)
Small-Cap Equity Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
9,030 Healthcare Realty Trust, Inc $ 245,616
3,930 Independence Realty Trust, Inc 81,469
4,211 Kennedy-Wilson Holdings, Inc 79,756
15,450 Macerich Co 134,569
3,470 Marcus & Millichap, Inc 128,355
6,797 National Storage Affiliates Trust 340,326
10,683 Newmark Group, Inc 103,305
2,040 Office Properties Income Trust 40,698
7,850 Outfront Media, Inc 133,058
14,490 Paramount Group, Inc 104,763
7,040 Phillips Edison & Co, Inc 235,206
5,310 Piedmont Office Realty Trust, Inc 69,667
4,620 PotlatchDeltic Corp 204,158
671 PS Business Parks, Inc 125,578
7,820 Retail Opportunities Investment Corp 123,400
9,276 STAG Industrial, Inc 286,443
12,480 * Summit Hotel Properties, Inc 90,730
11,150 Tanger Factory Outlet Centers, Inc 158,553
16,020 Uniti Group, Inc 150,908
9,310 Whitestone REIT 100,083
TOTAL REAL ESTATE 4,168,543
RETAILING - 2 .1%
6,070 Academy Sports & Outdoors, Inc 215,728
650 * Boot Barn Holdings, Inc 44,791
12,530 * CarParts.com, Inc 86,958
7,520 Designer Brands, Inc 98,211
230 e Dillard's, Inc (Class A) 50,731
15,140 Macy's, Inc 277,365
2,550 * MarineMax, Inc 92,106
2,740 Monro Muffler, Inc 117,491
16,720 * RealReal, Inc 41,633
5,180 Rent-A-Center, Inc 100,751
580 Signet Jewelers Ltd 31,007
TOTAL RETAILING 1,156,772
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2 .7%
2,340 Amkor Technology, Inc 39,663
1,740 * Diodes, Inc 112,352
6,893 * Lattice Semiconductor Corp 334,311
2,940 * MACOM Technology Solutions Holdings, Inc 135,534
4,880 * MaxLinear, Inc 165,822
9,800 * Photronics, Inc 190,904
1,936 * Rambus, Inc 41,605
4,260 * Semtech Corp 234,172
500 * Silicon Laboratories, Inc 70,110
1,430 * Ultra Clean Holdings 42,571
4,960 * Veeco Instruments, Inc 96,224
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,463,268
SOFTWARE & SERVICES - 7 .3%
5,920 A10 Networks, Inc 85,130
7,230 * ACI Worldwide, Inc 187,185
4,850 *,e Alkami Technology, Inc 67,366
10,550 * Box, Inc 265,227
4,740 * Brightcove, Inc 29,957
3,400 * ChannelAdvisor Corp 49,572
2,320 * Commvault Systems, Inc 145,928
24,690 * Conduent, Inc 106,661
6,430 * Digital Turbine, Inc 112,332
1,710 * DigitalOcean Holdings, Inc 70,726

Portfolio of investments
(unaudited)
Small-Cap Equity Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
2,820 * Domo, Inc $ 78,396
3,320 * EngageSmart, Inc 53,386
2,150 * ExlService Holdings, Inc 316,759
5,720 * Flywire Corp 100,844
9,250 * Grid Dynamics Holdings, Inc 155,585
1,520 * KnowBe4, Inc 23,742
3,190 * Pagerduty, Inc 79,048
4,558 Progress Software Corp 206,477
2,120 * Qualys, Inc 267,417
415 * Rapid7, Inc 27,722
12,200 * Repay Holdings Corp 156,770
2,010 Sapiens International Corp NV 48,622
3,380 * Sprout Social, Inc 196,277
2,030 * SPS Commerce, Inc 229,492
15,770 * Sumo Logic, Inc 118,117
5,906 * Tenable Holdings, Inc 268,191
6,800 * Varonis Systems, Inc 199,376
16,630 * Vonage Holdings Corp 313,309
TOTAL SOFTWARE & SERVICES 3,959,614
TECHNOLOGY HARDWARE & EQUIPMENT - 3 .5%
3,790 Belden CDT, Inc 201,893
2,236 * ePlus, Inc 118,776
17,812 * Extreme Networks, Inc 158,883
2,140 * Fabrinet 173,554
4,530 *,e II-VI, Inc 230,804
6,650 * Knowles Corp 115,244
1,859 * OSI Systems, Inc 158,833
5,220 * Ribbon Communications, Inc 15,869
8,741 * Sanmina Corp 356,021
1,000 * Scansource, Inc 31,140
2,900 * Super Micro Computer, Inc 117,015
11,010 Vishay Intertechnology, Inc 196,198
1,176 * Vishay Precision Group, Inc 34,257
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,908,487
TELECOMMUNICATION SERVICES - 1 .1%
3,120 * Bandwidth Inc 58,719
6,020 * EchoStar Corp (Class A) 116,186
57,400 *,e Globalstar, Inc 70,602
7,460 * Gogo, Inc 120,777
3,860 * Liberty Latin America Ltd (Class A) 30,108
4,823 * Liberty Latin America Ltd (Class C) 37,571
9,590 * Radius Global Infrastructure, Inc 146,343
TOTAL TELECOMMUNICATION SERVICES 580,306
TRANSPORTATION - 2 .4%
2,941 ArcBest Corp 206,958
2,381 Forward Air Corp 218,957
4,690 Genco Shipping & Trading Ltd 90,611
3,661 * Hub Group, Inc (Class A) 259,711
12,990 Safe Bulkers, Inc 49,622
1,320 * Saia, Inc 248,160
6,494 * Spirit Airlines, Inc 154,817
2,310 Werner Enterprises, Inc 89,027
TOTAL TRANSPORTATION 1,317,863
UTILITIES - 4 .2%
3,958 Black Hills Corp 288,024
5,775 e Brookfield Infrastructure Corp 245,437
3,158 Clearway Energy, Inc (Class A) 100,961

Portfolio of investments
(unaudited)
Small-Cap Equity Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
concluded
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
5,350 Clearway Energy, Inc (Class C) $ 186,394
3,471 Northwest Natural Holding Co 184,310
4,025 NorthWestern Corp 237,193
3,250 Otter Tail Corp 218,173
4,655 Portland General Electric Co 224,976
1,770 SJW Corp 110,466
8,831 South Jersey Industries, Inc 301,490
1,020 Southwest Gas Holdings Inc 88,822
2,710 * Sunnova Energy International, Inc 49,945
1,330 Unitil Corp 78,098
TOTAL UTILITIES 2,314,289
TOTAL COMMON STOCKS 53,815,174
(Cost $53,068,479)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 3.6%
REPURCHASE AGREEMENT - 1 .2%
$ 670,000 r Fixed Income Clearing Corp (FICC) 1 .450% 07/01/22 670,000
TOTAL REPURCHASE AGREEMENT 670,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2 .4%
1,299,268 c State Street Navigator Securities Lending Government
Money Market Portfolio
1 .540 1,299,268
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 1,299,268
TOTAL SHORT-TERM INVESTMENTS 1,969,268
(Cost $1,969,268)
TOTAL INVESTMENTS - 102.5% 55,784,442
(Cost $55,037,747)
OTHER ASSETS & LIABILITIES, NET - (2.5)% (1,381,649)
NET ASSETS - 100.0% $ 54,402,793
REIT Real Estate Investment Trust
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,306,331.
r Agreement with Fixed Income Clearing Corp (FICC), 1.450% dated 6/30/22 to be repurchased at $670,000 on 7/1/22, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 10/15/25, valued at $683,448.
Futures contracts outstanding as of June 30, 2022 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
CME E-mini Russell 2000 Index Futures 7 09/16/22  $ 661,339 $ 597,800 $ (63,539)

Portfolio of investments
(unaudited)
Social Choice Equity Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 2 .2%
2,376 * American Axle & Manufacturing Holdings, Inc $ 17,891
1,428 * Aptiv plc 127,192
114 BorgWarner, Inc 3,804
3,330 * Lordstown Motors Corp 5,261
414 * Modine Manufacturing Co 4,360
2,254 * Tesla, Inc 1,517,889
TOTAL AUTOMOBILES & COMPONENTS 1,676,397
BANKS - 2 .9%
564 Bank OZK 21,167
618 Berkshire Hills Bancorp, Inc 15,308
53 Camden National Corp 2,335
10,565 Citigroup, Inc 485,884
6,064 Citizens Financial Group, Inc 216,424
1,396 Comerica, Inc 102,438
18 Commerce Bancshares, Inc 1,182
23 Cullen/Frost Bankers, Inc 2,678
599 * Customers Bancorp, Inc 20,306
89 Federal Agricultural Mortgage Corp (FAMC) 8,691
136 First Busey Corp 3,108
583 First Interstate Bancsystem, Inc 22,218
577 First Republic Bank 83,203
16 FNB Corp 174
67 Hancock Whitney Corp 2,970
108 Heritage Financial Corp 2,717
231 HomeStreet, Inc 8,009
3,516 Huntington Bancshares, Inc 42,297
2,786 Keycorp 48,003
329 Live Oak Bancshares, Inc 11,150
180 * Mr Cooper Group, Inc 6,613
333 National Bank Holdings Corp 12,744
5 NBT Bancorp, Inc 188
145 Old National Bancorp 2,145
673 Pinnacle Financial Partners, Inc 48,665
2,960 PNC Financial Services Group, Inc 466,999
8,714 Regions Financial Corp 163,388
248 * SVB Financial Group 97,958
277 * The Bancorp, Inc 5,407
49 Trico Bancshares 2,236
6,548 Truist Financial Corp 310,572
9 Umpqua Holdings Corp 151
182 Univest Financial Corp 4,630
49 Westamerica Bancorporation 2,727
72 WSFS Financial Corp 2,886
693 Zions Bancorporation 35,274
TOTAL BANKS 2,262,845
CAPITAL GOODS - 5 .0%
2,705 3M Co 350,054
17 Acuity Brands, Inc 2,619
1,093 * Axon Enterprise, Inc 101,835
66 *,e Bloom Energy Corp 1,089
223 Carlisle Cos, Inc 53,210
3,125 Carrier Global Corp 111,437
2,944 Caterpillar, Inc 526,269
467 Cummins, Inc 90,379
890 Curtiss-Wright Corp 117,533
1,540 Deere & Co 461,184
2,298 Eaton Corp 289,525

Portfolio of investments
(unaudited)
Social Choice Equity Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
633 Emerson Electric Co $ 50,349
1,487 Fastenal Co 74,231
1,310 Fortive Corp 71,238
151 Herc Holdings, Inc 13,613
1,819 Hexcel Corp 95,152
27 IDEX Corp 4,904
2,435 Illinois Tool Works, Inc 443,779
4,073 Johnson Controls International plc 195,015
2,201 Masco Corp 111,371
1,280 * Mercury Systems, Inc 82,342
68 Moog, Inc (Class A) 5,399
52 * MYR Group, Inc 4,583
75 Owens Corning, Inc 5,573
766 PACCAR, Inc 63,072
480 Rockwell Automation, Inc 95,669
116 Snap-On, Inc 22,855
882 Trane Technologies plc 114,545
385 * United Rentals, Inc 93,520
267 * Vectrus, Inc 8,934
169 W.W. Grainger, Inc 76,799
54 * WESCO International, Inc 5,783
484 Woodward Inc 44,765
475 Xylem, Inc 37,136
TOTAL CAPITAL GOODS 3,825,761
COMMERCIAL & PROFESSIONAL SERVICES - 1 .3%
205 ACCO Brands Corp 1,339
27 * ASGN Inc 2,437
207 Cintas Corp 77,321
3,668 * Copart, Inc 398,565
47 Heidrick & Struggles International, Inc 1,521
1,863 * KAR Auction Services, Inc 27,516
478 Kelly Services, Inc (Class A) 9,479
691 Robert Half International, Inc 51,749
1,537 TransUnion 122,944
33 * TriNet Group, Inc 2,561
177 Verisk Analytics, Inc 30,637
1,847 Waste Management, Inc 282,554
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,008,623
CONSUMER DURABLES & APPAREL - 1 .2%
643 DR Horton, Inc 42,560
468 Ethan Allen Interiors, Inc 9,458
739 * GoPro, Inc 4,087
200 * Green Brick Partners, Inc 3,914
13 Hasbro, Inc 1,064
325 * iRobot Corp 11,944
264 * Lovesac Co 7,260
356 * Lululemon Athletica, Inc 97,049
144 Newell Brands Inc 2,742
5,892 Nike, Inc (Class B) 602,162
24 * NVR, Inc 96,099
1,740 * Sonos, Inc 31,390
680 * Traeger, Inc 2,890
1,145 * Tupperware Brands Corp 7,259
709 VF Corp 31,317
TOTAL CONSUMER DURABLES & APPAREL 951,195
CONSUMER SERVICES - 2 .2%
259 ADT, Inc 1,593
389 * American Public Education, Inc 6,286

Portfolio of investments
(unaudited)
Social Choice Equity Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
285 * Booking Holdings, Inc $ 498,462
430 * Bright Horizons Family Solutions 36,344
356 Carriage Services, Inc 14,115
1,038 * Dave & Buster's Entertainment, Inc 34,026
304 Domino's Pizza, Inc 118,472
372 * El Pollo Loco Holdings, Inc 3,660
17 Graham Holdings Co 9,636
3,004 Hilton Worldwide Holdings, Inc 334,766
384 * Planet Fitness, Inc 26,116
35 * Shake Shack, Inc 1,382
941 * Six Flags Entertainment Corp 20,420
6,491 Starbucks Corp 495,847
1,155 * Terminix Global Holdings, Inc 46,951
244 Vail Resorts, Inc 53,204
983 Wendy's 18,559
1,174 * WW International Inc 7,502
TOTAL CONSUMER SERVICES 1,727,341
DIVERSIFIED FINANCIALS - 7 .4%
2,331 Ally Financial, Inc 78,112
3,633 American Express Co 503,607
764 Ameriprise Financial, Inc 181,588
6,424 Bank of New York Mellon Corp 267,945
832 BlackRock, Inc 506,721
8,223 Charles Schwab Corp 519,529
1,614 CME Group, Inc 330,386
4,046 Discover Financial Services 382,671
114 Factset Research Systems, Inc 43,841
1,214 Franklin Resources, Inc 28,298
1,833 Goldman Sachs Group, Inc 544,438
105 * Green Dot Corp 2,637
4,254 Intercontinental Exchange Group, Inc 400,046
482 Invesco Ltd 7,775
245 MarketAxess Holdings, Inc 62,722
989 Moody's Corp 268,978
6,891 Morgan Stanley 524,129
289 Nasdaq Inc 44,084
1,539 Northern Trust Corp 148,483
65 * PRA Group, Inc 2,363
38 * PROG Holdings, Inc 627
104 Raymond James Financial, Inc 9,299
1,788 S&P Global, Inc 602,663
1,582 State Street Corp 97,530
837 T Rowe Price Group, Inc 95,092
357 Voya Financial, Inc 21,252
TOTAL DIVERSIFIED FINANCIALS 5,674,816
ENERGY - 4 .2%
4,768 Antero Midstream Corp 43,150
2,302 APA Corp 80,340
3,273 Baker Hughes Co 94,491
49 ChampionX Corp 973
2,369 Cheniere Energy, Inc 315,148
6,539 ConocoPhillips 587,268
59 * Delek US Holdings, Inc 1,525
1,841 Devon Energy Corp 101,457
156 * DMC Global, Inc 2,813
1,925 EOG Resources, Inc 212,597
2,742 EQT Corp 94,325
1,240 Hess Corp 131,366
12,227 Kinder Morgan, Inc 204,924

Portfolio of investments
(unaudited)
Social Choice Equity Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
8,716 * Kosmos Energy Ltd $ 53,952
1,142 Marathon Petroleum Corp 93,884
4,253 NOV, Inc 71,918
1,985 Occidental Petroleum Corp 116,877
230 ONEOK, Inc 12,765
203 Ovintiv, Inc 8,971
1,031 Pioneer Natural Resources Co 229,995
11,419 Schlumberger Ltd 408,343
9,547 * Southwestern Energy Co 59,669
2,555 Valero Energy Corp 271,545
TOTAL ENERGY 3,198,296
FOOD & STAPLES RETAILING - 0 .6%
2,450 * BJ's Wholesale Club Holdings, Inc 152,684
620 * Performance Food Group Co 28,507
500 Pricesmart, Inc 35,815
780 SpartanNash Co 23,533
2,554 * Sprouts Farmers Market, Inc 64,667
1,207 * United Natural Foods, Inc 47,556
3,198 * US Foods Holding Corp 98,115
TOTAL FOOD & STAPLES RETAILING 450,877
FOOD, BEVERAGE & TOBACCO - 3 .3%
898 Archer-Daniels-Midland Co 69,685
627 Campbell Soup Co 30,127
13,992 Coca-Cola Co 880,237
173 * Darling International, Inc 10,345
399 Fresh Del Monte Produce, Inc 11,782
4,672 General Mills, Inc 352,502
2,649 Hormel Foods Corp 125,457
1,675 Kellogg Co 119,495
901 McCormick & Co, Inc 75,008
5,097 PepsiCo, Inc 849,466
79 * TreeHouse Foods, Inc 3,304
TOTAL FOOD, BEVERAGE & TOBACCO 2,527,408
HEALTH CARE EQUIPMENT & SERVICES - 5 .9%
467 * Abiomed, Inc 115,587
545 * Align Technology, Inc 128,985
2,178 * Allscripts Healthcare Solutions, Inc 32,300
786 * Angiodynamics, Inc 15,209
100 * AtriCure, Inc 4,086
13 * Axonics Modulation Technologies, Inc 737
3,201 * Cerus Corp 16,933
2,065 Cigna Corp 544,169
280 * Computer Programs & Systems, Inc 8,952
442 Cooper Cos, Inc 138,399
109 * Covetrus, Inc 2,262
2,240 Dentsply Sirona, Inc 80,035
2,452 * Dexcom, Inc 182,748
4,522 * Edwards Lifesciences Corp 429,997
1,279 Elevance Health, Inc 617,220
1,838 * Envista Holdings Corp 70,836
154 * Globus Medical, Inc 8,646
1,342 HCA Healthcare, Inc 225,536
747 * Health Catalyst, Inc 10,824
294 * Henry Schein, Inc 22,562
70 * Heska Corp 6,616
1,179 * Hologic, Inc 81,705
1,084 Humana, Inc 507,388
629 * IDEXX Laboratories, Inc 220,609

Portfolio of investments
(unaudited)
Social Choice Equity Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
110 * Inogen, Inc $ 2,660
1,894 * Intuitive Surgical, Inc 380,145
482 Laboratory Corp of America Holdings 112,961
301 LeMaitre Vascular, Inc 13,711
85 * LivaNova plc 5,310
478 * Merit Medical Systems, Inc 25,941
1,173 * NextGen Healthcare, Inc 20,457
476 * Omnicell, Inc 54,145
4,759 * Opko Health, Inc 12,040
667 * OraSure Technologies, Inc 1,808
412 * Orthofix Medical Inc 9,698
170 * Penumbra, Inc 21,168
298 Quest Diagnostics, Inc 39,628
591 * QuidelOrtho Corp 57,433
875 Resmed, Inc 183,426
269 * Staar Surgical Co 19,080
339 STERIS plc 69,885
60 * Tactile Systems Technology, Inc 438
186 * Tandem Diabetes Care, Inc 11,009
42 * Teladoc, Inc 1,395
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,514,679
HOUSEHOLD & PERSONAL PRODUCTS - 1 .9%
162 Clorox Co 22,838
3,334 Colgate-Palmolive Co 267,187
699 Kimberly-Clark Corp 94,470
7,501 Procter & Gamble Co 1,078,569
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,463,064
INSURANCE - 3 .5%
3,511 Aflac, Inc 194,263
1,239 Allstate Corp 157,018
135 Arthur J. Gallagher & Co 22,010
2,800 Chubb Ltd 550,424
11,747 * Genworth Financial, Inc (Class A) 41,467
962 Lincoln National Corp 44,993
2,268 Loews Corp 134,402
3,443 Marsh & McLennan Cos, Inc 534,526
3,110 Progressive Corp 361,600
3,419 Prudential Financial, Inc 327,130
1,629 Travelers Cos, Inc 275,513
162 Willis Towers Watson plc 31,977
TOTAL INSURANCE 2,675,323
MATERIALS - 2 .7%
205 Amcor plc 2,548
140 Aptargroup, Inc 14,449
3,106 Ball Corp 213,600
1,021 * Century Aluminum Co 7,525
539 * Coeur Mining, Inc 1,639
1,210 Dow, Inc 62,448
2,469 Ecolab, Inc 379,633
622 Glatfelter Corp 4,279
753 International Flavors & Fragrances, Inc 89,697
515 Koppers Holdings, Inc 11,660
1,550 Linde plc 445,671
200 Martin Marietta Materials, Inc 59,848
3,407 Mosaic Co 160,913
5,318 Newmont Goldcorp Corp 317,325
2,038 Nucor Corp 212,788
229 PPG Industries, Inc 26,184

Portfolio of investments
(unaudited)
Social Choice Equity Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
27 Reliance Steel & Aluminum Co $ 4,586
1,882 * Summit Materials, Inc 43,832
283 Trinseo plc 10,884
TOTAL MATERIALS 2,069,509
MEDIA & ENTERTAINMENT - 4 .1%
2,461 * Cinemark Holdings, Inc 36,964
13,512 Comcast Corp (Class A) 530,211
1,592 Electronic Arts, Inc 193,667
2,025 Gray Television, Inc 34,202
1,398 * iHeartMedia, Inc 11,030
1,361 Interpublic Group of Cos, Inc 37,468
176 John Wiley & Sons, Inc (Class A) 8,406
2,157 * Liberty Broadband Corp (Class C) 249,435
1,632 * Netflix, Inc 285,388
762 New York Times Co (Class A) 21,260
3,767 Omnicom Group, Inc 239,619
60 * Roku, Inc 4,928
227 Scholastic Corp 8,165
1,029 Sinclair Broadcast Group, Inc (Class A) 20,992
15,765 e Sirius XM Holdings, Inc 96,639
1,786 * Take-Two Interactive Software, Inc 218,839
103 TEGNA, Inc 2,160
2,340 * TripAdvisor, Inc 41,652
9,757 * Twitter, Inc 364,814
1,595 * Vimeo, Inc 9,602
6,506 * Walt Disney Co 614,166
3,690 * Warner Bros Discovery, Inc 49,520
3,569 * ZoomInfo Technologies, Inc 118,634
TOTAL MEDIA & ENTERTAINMENT 3,197,761
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .7%
987 * Aerie Pharmaceuticals, Inc 7,402
2,853 Agilent Technologies, Inc 338,851
637 * Agios Pharmaceuticals, Inc 14,122
2,293 Amgen, Inc 557,887
898 * Atara Biotherapeutics, Inc 6,995
33 * Axsome Therapeutics, Inc 1,264
1,102 * BioCryst Pharmaceuticals, Inc 11,659
625 * Biogen, Inc 127,462
618 * BioMarin Pharmaceutical, Inc 51,214
9,137 Bristol-Myers Squibb Co 703,549
886 * Chimerix, Inc 1,843
701 * Collegium Pharmaceutical, Inc 12,422
2,777 Danaher Corp 704,025
2,909 Eli Lilly & Co 943,185
4,699 Gilead Sciences, Inc 290,445
212 * Illumina, Inc 39,084
435 * Insmed, Inc 8,578
209 * Intra-Cellular Therapies, Inc 11,930
823 * IQVIA Holdings, Inc 178,583
357 * Jazz Pharmaceuticals plc 55,696
372 * Karyopharm Therapeutics, Inc 1,678
428 * MacroGenics, Inc 1,263
3,764 Merck & Co, Inc 343,164
75 * Mettler-Toledo International, Inc 86,158
34 * Mirati Therapeutics, Inc 2,282
547 Perrigo Co plc 22,192
842 * Prothena Corp plc 22,860
1,286 *,e Provention Bio, Inc 5,144
128 * Regeneron Pharmaceuticals, Inc 75,665

Portfolio of investments
(unaudited)
Social Choice Equity Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
189 * Repligen Corp $ 30,694
1,002 * Revance Therapeutics, Inc 13,848
1,485 Thermo Fisher Scientific, Inc 806,771
46 * Ultragenyx Pharmaceutical, Inc 2,744
1,761 * Vertex Pharmaceuticals, Inc 496,232
237 * Waters Corp 78,442
479 West Pharmaceutical Services, Inc 144,835
2,913 Zoetis, Inc 500,716
177 *,† Zogenix, Inc 120
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,701,004
REAL ESTATE - 3 .0%
2,432 American Tower Corp 621,595
937 Boston Properties, Inc 83,374
705 Brixmor Property Group, Inc 14,248
432 CatchMark Timber Trust, Inc 4,346
1,099 CBRE Group, Inc 80,897
465 City Office REIT, Inc 6,022
589 Crown Castle International Corp 99,176
4,027 * DiamondRock Hospitality Co 33,062
42 Douglas Emmett, Inc 940
461 Equinix, Inc 302,886
456 First Industrial Realty Trust, Inc 21,651
1,028 Franklin Street Properties Corp 4,287
2,646 Healthpeak Properties Inc 68,558
20 * Howard Hughes Corp 1,361
355 iStar Inc 4,867
79 * Jones Lang LaSalle, Inc 13,814
63 Kilroy Realty Corp 3,297
3,120 Macerich Co 27,175
5,309 Park Hotels & Resorts, Inc 72,043
4,053 Prologis, Inc 476,835
783 * Realogy Holdings Corp 7,697
8 RMR Group, Inc 227
141 * Tejon Ranch Co 2,188
826 Ventas, Inc 42,481
2,250 Welltower, Inc 185,288
3,092 Weyerhaeuser Co 102,407
765 * Xenia Hotels & Resorts, Inc 11,115
TOTAL REAL ESTATE 2,291,837
RETAILING - 3 .9%
595 * 1-800-FLOWERS.COM, Inc (Class A) 5,658
19 Aaron's Co, Inc 276
204 Advance Auto Parts, Inc 35,310
21 * CarMax, Inc 1,900
9,817 eBay, Inc 409,074
84 * Five Below, Inc 9,528
316 * Genesco, Inc 15,772
288 Hibbett Sports, Inc 12,588
3,449 Home Depot, Inc 945,957
329 * Lands' End, Inc 3,494
398 * Liquidity Services, Inc 5,349
1,013 LKQ Corp 49,728
3,068 Lowe's Companies, Inc 535,888
5,453 Macy's, Inc 99,899
431 * MarineMax, Inc 15,568
6 Pool Corp 2,107
1,979 * Quotient Technology, Inc 5,878
1,685 *,e RealReal, Inc 4,196
577 Ross Stores, Inc 40,523

Portfolio of investments
(unaudited)
Social Choice Equity Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
RETAILING—continued
428 Shoe Carnival, Inc $ 9,249
2,773 Target Corp 391,631
1,217 * ThredUp, Inc 3,043
5,930 TJX Companies, Inc 331,191
202 Tractor Supply Co 39,158
135 * TravelCenters of America, Inc 4,653
15 Winmark Corp 2,934
234 * Zumiez, Inc 6,084
TOTAL RETAILING 2,986,636
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5 .2%
5,752 Applied Materials, Inc 523,317
289 * Cirrus Logic, Inc 20,964
978 * First Solar, Inc 66,631
18,212 Intel Corp 681,311
1,004 Lam Research Corp 427,855
7,228 NVIDIA Corp 1,095,692
8,006 * ON Semiconductor Corp 402,782
243 * Silicon Laboratories, Inc 34,073
4,220 Texas Instruments, Inc 648,403
162 Universal Display Corp 16,385
1,509 * Wolfspeed Inc 95,746
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4,013,159
SOFTWARE & SERVICES - 17 .6%
2,611 Accenture plc 724,944
1,810 * Adobe, Inc 662,569
115 * Ansys, Inc 27,518
2,105 * Autodesk, Inc 361,976
2,608 Automatic Data Processing, Inc 547,784
1,923 * Avaya Holdings Corp 4,308
634 * Benefitfocus, Inc 4,933
1,093 * Blackline, Inc 72,794
1,696 * Cadence Design Systems, Inc 254,451
573 * ChannelAdvisor Corp 8,354
354 Concentrix Corp 48,017
737 CSG Systems International, Inc 43,984
1,457 Dolby Laboratories, Inc (Class A) 104,263
5,424 * DXC Technology Co 164,401
514 * Elastic NV 34,782
726 * ExlService Holdings, Inc 106,962
3,816 Fidelity National Information Services, Inc 349,813
1,366 * Five9, Inc 124,497
405 * HubSpot, Inc 121,763
4,469 International Business Machines Corp 630,978
1,286 Intuit, Inc 495,676
2,919 Mastercard, Inc (Class A) 920,886
16,622 d Microsoft Corp 4,269,028
1,120 * New Relic, Inc 56,056
1,586 * Nutanix, Inc 23,203
2,514 * Okta, Inc 227,266
136 * OneSpan, Inc 1,618
356 * Paylocity Holding Corp 62,094
7,521 * PayPal Holdings, Inc 525,267
739 * Perficient, Inc 67,759
356 * Rapid7, Inc 23,781
473 Roper Technologies, Inc 186,669
3,809 * salesforce.com, Inc 628,637
1,149 * ServiceNow, Inc 546,372
480 * Smartsheet, Inc 15,086
788 * SPS Commerce, Inc 89,083

Portfolio of investments
(unaudited)
Social Choice Equity Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
1,463 * SVMK, Inc $ 12,874
193 * Synopsys, Inc 58,614
761 * Teradata Corp 28,165
401 TTEC Holdings, Inc 27,224
3,569 VMware, Inc (Class A) 406,795
1,016 * WEX, Inc 158,049
2,038 * Workday, Inc 284,464
127 * Workiva, Inc 8,381
TOTAL SOFTWARE & SERVICES 13,522,138
TECHNOLOGY HARDWARE & EQUIPMENT - 4 .3%
919 Avnet, Inc 39,407
826 Benchmark Electronics, Inc 18,635
1,697 * Ciena Corp 77,553
16,011 Cisco Systems, Inc 682,709
3,711 Cognex Corp 157,792
221 * Coherent, Inc 58,835
618 CTS Corp 21,043
259 * ePlus, Inc 13,758
657 * Fabrinet 53,283
328 * FARO Technologies, Inc 10,112
21,273 Hewlett Packard Enterprise Co 282,080
13,048 HP, Inc 427,713
508 * Insight Enterprises, Inc 43,830
69 * Itron, Inc 3,411
2,002 * Keysight Technologies, Inc 275,976
483 * Kimball Electronics, Inc 9,708
1,898 * Knowles Corp 32,892
189 * Lumentum Holdings, Inc 15,010
91 Methode Electronics, Inc 3,371
3,648 * Microvision, Inc 14,008
45 Motorola Solutions, Inc 9,432
753 National Instruments Corp 23,516
49 * Novanta, Inc 5,942
37 * OSI Systems, Inc 3,161
562 *,e PAR Technology Corp 21,069
633 * Ribbon Communications, Inc 1,924
424 * Rogers Corp 111,126
938 SYNNEX Corp 85,452
5,575 * Trimble Inc 324,632
2,329 * TTM Technologies, Inc 29,113
181 * Vishay Precision Group, Inc 5,273
3,553 Vontier Corp 81,684
2,559 Xerox Holdings Corp 38,001
1,161 * Zebra Technologies Corp (Class A) 341,276
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,322,727
TELECOMMUNICATION SERVICES - 1 .8%
2,146 * Iridium Communications, Inc 80,604
3,932 * T-Mobile US, Inc 529,011
15,664 Verizon Communications, Inc 794,948
TOTAL TELECOMMUNICATION SERVICES 1,404,563
TRANSPORTATION - 2 .9%
579 ArcBest Corp 40,744
346 * Avis Budget Group, Inc 50,890
704 CH Robinson Worldwide, Inc 71,364
16,076 CSX Corp 467,169
11,193 * Delta Air Lines, Inc 324,261
1,315 Expeditors International of Washington, Inc 128,160
1,438 Norfolk Southern Corp 326,843

Portfolio of investments
(unaudited)
Social Choice Equity Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
concluded
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
645 Old Dominion Freight Line $ 165,301
3,582 United Parcel Service, Inc (Class B) 653,858
TOTAL TRANSPORTATION 2,228,590
UTILITIES - 3 .5%
3,510 American Electric Power Co, Inc 336,749
2,381 Consolidated Edison, Inc 226,433
253 DTE Energy Co 32,068
1,718 Eversource Energy 145,120
8,798 NextEra Energy, Inc 681,493
2,650 Public Service Enterprise Group, Inc 167,692
2,067 Sempra Energy 310,608
131 South Jersey Industries, Inc 4,472
6,324 Southern Co 450,965
389 UGI Corp 15,019
1,436 WEC Energy Group, Inc 144,519
2,297 Xcel Energy, Inc 162,536
TOTAL UTILITIES 2,677,674
TOTAL COMMON STOCKS 76,372,223
(Cost $53,920,833)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.0%
REPURCHASE AGREEMENT - 0 .8%
$ 610,000 r Fixed Income Clearing Corp (FICC) 1 .450% 07/01/22 610,000
TOTAL REPURCHASE AGREEMENT 610,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .2%
126,886 c State Street Navigator Securities Lending Government
Money Market Portfolio
1 .540 126,886
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 126,886
TOTAL SHORT-TERM INVESTMENTS 736,886
(Cost $736,886)
TOTAL INVESTMENTS - 100.3% 77,109,109
(Cost $54,657,719)
OTHER ASSETS & LIABILITIES, NET - (0.3)% (223,923)
NET ASSETS - 100.0% $ 76,885,186
REIT Real Estate Investment Trust
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $126,833.
r Agreement with Fixed Income Clearing Corp (FICC), 1.450% dated 6/30/22 to be repurchased at $610,000 on 7/1/22, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date 1/31/26, valued at $622,277.
Futures contracts outstanding as of June 30, 2022 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
S&P 500 E Mini Index 3 09/16/22  $ 578,111 $ 568,425 $ (9,686)

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 98.9%
AUTOMOBILES & COMPONENTS - 2 .0%
1,634 * Adient plc $ 48,415
1,752 * American Axle & Manufacturing Holdings, Inc 13,193
4,663 * Aptiv plc 415,333
4,192 BorgWarner, Inc 139,887
2,183 *,e Canoo, Inc 4,039
3,233 *,e Cenntro Electric Group Ltd 4,882
2,264 Dana Inc 31,854
476 * Dorman Products, Inc 52,222
1,938 * Faraday Future Intelligent Electric, Inc 5,039
2,668 *,e Fisker, Inc 22,865
66,298 Ford Motor Co 737,897
713 * Fox Factory Holding Corp 57,425
24,255 * General Motors Co 770,339
4,153 Gentex Corp 116,159
573 * Gentherm, Inc 35,761
4,933 * Goodyear Tire & Rubber Co 52,832
2,377 Harley-Davidson, Inc 75,256
808 *,e Holley, Inc 8,484
377 LCI Industries, Inc 42,179
1,077 Lear Corp 135,584
4,894 *,e Lordstown Motors Corp 7,732
8,999 *,e Lucid Group, Inc 154,423
3,923 * Luminar Technologies, Inc 23,263
772 * Modine Manufacturing Co 8,129
292 * Motorcar Parts of America, Inc 3,831
381 Patrick Industries, Inc 19,751
4,191 *,e QuantumScape Corp 36,001
2,968 *,e Rivian Automotive, Inc 76,396
811 * Solid Power, Inc 4,363
330 Standard Motor Products, Inc 14,847
449 * Stoneridge, Inc 7,700
1,157 * Tenneco, Inc 19,854
14,448 * Tesla, Inc 9,729,572
947 Thor Industries, Inc 70,769
496 * Visteon Corp 51,376
486 e Winnebago Industries, Inc 23,600
2,131 *,e Workhorse Group, Inc 5,541
343 * XPEL, Inc 15,754
TOTAL AUTOMOBILES & COMPONENTS 13,042,547
BANKS - 4 .1%
254 1st Source Corp 11,532
95 ACNB Corp 2,821
166 Allegiance Bancshares, Inc 6,268
197 Amalgamated Financial Corp 3,897
442 Amerant Bancorp Inc 12,429
127 American National Bankshares, Inc 4,395
1,222 Ameris Bancorp 49,100
194 Arrow Financial Corp 6,171
2,719 Associated Banc-Corp 49,649
1,279 Atlantic Union Bankshares Corp 43,384
945 * Axos Financial, Inc 33,878
697 Banc of California, Inc 12,281
446 Bancfirst Corp 42,687
117 e Bank First Corp 8,870
120,056 Bank of America Corp 3,737,343
861 Bank of Hawaii Corp 64,058
174 Bank of Marin Bancorp 5,530
1,235 Bank of NT Butterfield & Son Ltd 38,520

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
2,233 Bank OZK $ 83,804
1,737 BankUnited 61,785
511 Banner Corp 28,723
219 Bar Harbor Bankshares 5,663
148 Baycom Corp 3,061
174 BCB Bancorp, Inc 2,963
641 Berkshire Hills Bancorp, Inc 15,878
298 * Blue Foundry Bancorp 3,573
235 Blue Ridge Bankshares, Inc 3,600
717 BOK Financial Corp 54,191
385 * Bridgewater Bancshares, Inc 6,214
1,046 Brookline Bancorp, Inc 13,922
324 Business First Bancshares, Inc 6,904
231 Byline Bancorp, Inc 5,498
3,491 Cadence BanCorp 81,969
59 Cambridge Bancorp 4,879
238 Camden National Corp 10,484
693 Capital Bancorp, Inc 15,038
156 Capital City Bank Group, Inc 4,351
2,332 Capitol Federal Financial 21,408
292 Capstar Financial Holdings, Inc 5,729
641 * Carter Bankshares, Inc 8,461
1,496 Cathay General Bancorp 58,568
287 CBTX, Inc 7,631
470 Central Pacific Financial Corp 10,081
33,722 Citigroup, Inc 1,550,875
167 Citizens & Northern Corp 4,036
8,682 Citizens Financial Group, Inc 309,861
236 City Holding Co 18,852
157 Civista Bancshares, Inc 3,338
226 CNB Financial Corp 5,467
415 * Coastal Financial Corp 15,820
163 Colony Bankcorp Inc 2,460
1,129 Columbia Banking System, Inc 32,346
372 * Columbia Financial, Inc 8,113
2,351 Comerica, Inc 172,516
2,087 Commerce Bancshares, Inc 137,012
1,009 Community Bank System, Inc 63,850
238 Community Trust Bancorp, Inc 9,625
422 ConnectOne Bancorp, Inc 10,318
858 * CrossFirst Bankshares, Inc 11,326
1,101 Cullen/Frost Bankers, Inc 128,211
438 * Customers Bancorp, Inc 14,848
2,357 CVB Financial Corp 58,477
611 Dime Community Bancshares, Inc 18,116
638 Eagle Bancorp, Inc 30,248
2,453 East West Bancorp, Inc 158,954
2,652 Eastern Bankshares, Inc 48,956
126 Enact Holdings, Inc 2,706
147 Enterprise Bancorp, Inc 4,732
424 Enterprise Financial Services Corp 17,596
161 Equity Bancshares, Inc 4,695
105 Esquire Financial Holdings, Inc 3,497
2,039 Essent Group Ltd 79,317
193 * Farmers & Merchants Bancorp, Inc 6,406
378 Farmers National Banc Corp 5,670
560 FB Financial Corp 21,963
139 Federal Agricultural Mortgage Corp (FAMC) 13,573
11,764 Fifth Third Bancorp 395,270
335 * Finance Of America Cos, Inc 526
202 Financial Institutions, Inc 5,256

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
3,399 First Bancorp $ 43,881
440 First Bancorp 15,356
162 First Bancorp, Inc 4,881
201 First Bancshares, Inc 5,749
354 First Bank 4,949
586 First Busey Corp 13,390
87 First Business Financial Services, Inc 2,714
219 First Citizens Bancshares, Inc (Class A) 143,178
1,371 First Commonwealth Financial Corp 18,399
242 First Community Bancshares, Inc 7,117
1,705 First Financial Bancorp 33,077
2,288 First Financial Bankshares, Inc 89,850
188 First Financial Corp 8,366
445 First Foundation, Inc 9,114
106 First Guaranty Bancshares, Inc 2,577
2,293 First Hawaiian, Inc 52,074
9,389 First Horizon National Corp 205,244
85 First Internet Bancorp 3,130
1,459 First Interstate Bancsystem, Inc 55,602
960 First Merchants Corp 34,195
93 First Mid-Illinois Bancshares, Inc 3,317
321 First of Long Island Corp 5,627
3,087 First Republic Bank 445,145
170 * First Western Financial, Inc 4,622
177 Five Star Bancorp 4,676
664 Flagstar Bancorp, Inc 23,539
358 Flushing Financial Corp 7,611
5,957 FNB Corp 64,693
2,673 Fulton Financial Corp 38,625
127 * FVCBankcorp, Inc 2,391
325 German American Bancorp, Inc 11,109
1,648 Glacier Bancorp, Inc 78,148
161 Great Southern Bancorp, Inc 9,428
66 e Greene County Bancorp, Inc 2,989
28 Guaranty Bancshares, Inc 1,015
1,895 Hancock Whitney Corp 84,005
484 Hanmi Financial Corp 10,861
1,147 HarborOne Northeast Bancorp, Inc 15,817
429 Heartland Financial USA, Inc 17,821
1,217 Heritage Commerce Corp 13,010
460 Heritage Financial Corp 11,574
1,168 Hilltop Holdings, Inc 31,139
22 Hingham Institution for Savings 6,243
89 Home Bancorp, Inc 3,038
2,960 Home Bancshares, Inc 61,479
314 HomeStreet, Inc 10,886
265 HomeTrust Bancshares, Inc 6,625
1,956 Hope Bancorp, Inc 27,071
501 Horizon Bancorp 8,727
25,248 Huntington Bancshares, Inc 303,733
308 Independent Bank Corp 5,938
726 Independent Bank Corp 57,666
488 Independent Bank Group, Inc 33,140
843 International Bancshares Corp 33,787
164 John Marshall Bancorp, Inc 3,697
49,804 JPMorgan Chase & Co 5,608,428
2,079 Kearny Financial Corp 23,098
16,007 Keycorp 275,801
584 Lakeland Bancorp, Inc 8,538
525 Lakeland Financial Corp 34,871
485 Live Oak Bancshares, Inc 16,437

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
341 Luther Burbank Corp $ 4,450
3,096 M&T Bank Corp 493,471
400 Macatawa Bank Corp 3,536
226 Mercantile Bank Corp 7,221
232 Merchants Bancorp 5,259
753 Meta Financial Group, Inc 29,119
224 Metrocity Bankshares, Inc 4,549
101 * Metropolitan Bank Holding Corp 7,011
5,964 MGIC Investment Corp 75,146
129 Mid Penn Bancorp, Inc 3,479
324 Midland States Bancorp, Inc 7,789
169 MidWestOne Financial Group, Inc 5,023
1,135 * Mr Cooper Group, Inc 41,700
142 MVB Financial Corp 4,418
535 National Bank Holdings Corp 20,474
669 NBT Bancorp, Inc 25,148
6,251 New York Community Bancorp, Inc 57,072
140 * Nicolet Bankshares, Inc 10,128
1,272 * NMI Holdings, Inc 21,179
90 Northeast Bank 3,288
643 Northfield Bancorp, Inc 8,378
2,189 Northwest Bancshares, Inc 28,019
714 OceanFirst Financial Corp 13,659
596 OFG Bancorp 15,138
4,862 Old National Bancorp 71,909
432 Old Second Bancorp, Inc 5,780
249 Origin Bancorp, Inc 9,661
111 Orrstown Financial Services, Inc 2,683
1,405 Pacific Premier Bancorp, Inc 41,082
2,138 PacWest Bancorp 56,999
205 Park National Corp 24,856
126 * Parke Bancorp, Inc 2,641
144 PCB Bancorp 2,690
290 PCSB Financial Corp 5,536
259 Peapack Gladstone Financial Corp 7,692
399 PennyMac Financial Services, Inc 17,440
532 Peoples Bancorp, Inc 14,151
101 Peoples Financial Services Corp 5,640
1,330 Pinnacle Financial Partners, Inc 96,172
226 * Pioneer Bancorp, Inc 2,215
7,105 PNC Financial Services Group, Inc 1,120,956
1,450 Popular, Inc 111,549
188 Preferred Bank 12,788
586 Premier Financial Corp 14,855
169 Primis Financial Corp 2,303
223 * Professional Holding Corp 4,471
1,690 Prosperity Bancshares, Inc 115,376
741 Provident Bancorp Inc 11,634
1,838 Provident Financial Services, Inc 40,914
190 QCR Holdings, Inc 10,258
2,891 Radian Group, Inc 56,808
104 RBB Bancorp 2,150
91 Red River Bancshares Inc 4,921
16,640 Regions Financial Corp 312,000
769 Renasant Corp 22,155
146 Republic Bancorp, Inc (Class A) 7,045
750 * Republic First Bancorp, Inc 2,858
2,233 Rocket Cos, Inc 16,435
540 S&T Bancorp, Inc 14,812
495 Sandy Spring Bancorp, Inc 19,340
617 Seacoast Banking Corp of Florida 20,386

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
726 ServisFirst Bancshares, Inc $ 57,296
130 Shore Bancshares, Inc 2,405
192 Sierra Bancorp 4,172
1,018 Signature Bank 182,436
533 * Silvergate Capital Corp 28,531
1,550 Simmons First National Corp (Class A) 32,953
116 SmartFinancial, Inc 2,803
138 South Plains Financial Inc 3,331
1,456 South State Corp 112,330
101 * Southern First Bancshares, Inc 4,403
86 Southern Missouri Bancorp, Inc 3,892
432 Southside Bancshares, Inc 16,165
346 * Sterling Bancorp, Inc 1,972
339 Stock Yards Bancorp, Inc 20,279
164 Summit Financial Group, Inc 4,556
974 * SVB Financial Group 384,720
2,625 Synovus Financial Corp 94,631
932 * Texas Capital Bancshares, Inc 49,060
143 TFS Financial Corp 1,963
814 * The Bancorp, Inc 15,889
192 * Third Coast Bancshares, Inc 4,205
229 Tompkins Financial Corp 16,511
996 Towne Bank 27,041
618 Trico Bancshares 28,206
513 * Triumph Bancorp, Inc 32,093
22,915 Truist Financial Corp 1,086,858
277 TrustCo Bank Corp NY 8,543
1,035 Trustmark Corp 30,212
685 UMB Financial Corp 58,979
3,528 Umpqua Holdings Corp 59,165
1,802 United Bankshares, Inc 63,196
1,315 United Community Banks, Inc 39,700
364 Univest Financial Corp 9,260
23,030 US Bancorp 1,059,841
328 * USCB Financial Holdings, Inc 3,785
1,161 e UWM Holdings Corp 4,110
7,103 Valley National Bancorp 73,942
208 * Velocity Financial, Inc 2,286
1,054 Veritex Holdings, Inc 30,840
543 Walker & Dunlop, Inc 52,313
1,396 Washington Federal, Inc 41,908
232 Washington Trust Bancorp, Inc 11,222
384 Waterstone Financial, Inc 6,547
3,310 Webster Financial Corp 139,517
64,797 Wells Fargo & Co 2,538,098
875 WesBanco, Inc 27,746
239 West Bancorporation, Inc 5,817
533 Westamerica Bancorporation 29,667
1,643 Western Alliance Bancorp 115,996
886 Wintrust Financial Corp 71,013
1,054 WSFS Financial Corp 42,255
2,692 Zions Bancorporation 137,023
TOTAL BANKS 26,268,728
CAPITAL GOODS - 5 .8%
9,711 3M Co 1,256,701
2,034 A.O. Smith Corp 111,219
724 Aaon, Inc 39,646
511 * AAR Corp 21,380
600 Acuity Brands, Inc 92,424
987 Advanced Drainage Systems, Inc 88,899

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
2,396 Aecom Technology Corp $ 156,267
1,067 * Aerojet Rocketdyne Holdings, Inc 43,320
407 * Aerovironment, Inc 33,455
149 * AerSale Corp 2,162
1,087 AGCO Corp 107,287
1,858 Air Lease Corp 62,113
148 Alamo Group, Inc 17,232
620 Albany International Corp (Class A) 48,850
1,537 Allegion plc 150,472
197 Allied Motion Technologies, Inc 4,500
1,700 Allison Transmission Holdings, Inc 65,365
330 * Alta Equipment Group, Inc 2,960
1,052 Altra Industrial Motion Corp 37,083
512 * Ameresco, Inc 23,327
254 * American Woodmark Corp 11,433
3,942 Ametek, Inc 433,186
2,835 * API Group Corp 42,440
438 Apogee Enterprises, Inc 17,178
567 Applied Industrial Technologies, Inc 54,528
2,056 * Archer Aviation, Inc 6,333
909 Arcosa, Inc 42,205
244 Argan, Inc 9,106
863 Armstrong World Industries, Inc 64,691
2,492 * Array Technologies, Inc 27,437
334 Astec Industries, Inc 13,621
2,547 *,e Astra Space, Inc 3,311
340 * Astronics Corp 3,458
748 * Atkore International Group, Inc 62,092
1,101 * Axon Enterprise, Inc 102,580
1,731 * AZEK Co, Inc 28,977
406 AZZ, Inc 16,573
1,051 * Babcock & Wilcox Enterprises, Inc 6,338
782 Barnes Group, Inc 24,351
1,050 * Beacon Roofing Supply, Inc 53,928
1,236 * Berkshire Grey, Inc 1,792
632 *,e Blink Charging Co 10,447
2,669 *,e Bloom Energy Corp 44,039
217 * Blue Bird Corp 1,999
166 * BlueLinx Holdings, Inc 11,090
9,255 * Boeing Co 1,265,344
597 Boise Cascade Co 35,516
287 e Brookfield Business Corp 6,604
2,970 * Builders FirstSource, Inc 159,489
1,679 BWX Technologies, Inc 92,496
228 Cadre Holdings, Inc 4,485
351 e Caesarstone Sdot-Yam Ltd 3,205
889 Carlisle Cos, Inc 212,124
14,465 Carrier Global Corp 515,822
9,098 Caterpillar, Inc 1,626,358
3,721 *,e ChargePoint Holdings, Inc 50,941
624 * Chart Industries, Inc 104,445
337 * CIRCOR International, Inc 5,523
413 Columbus McKinnon Corp 11,717
575 Comfort Systems USA, Inc 47,811
708 * Concrete Pumping Holdings Inc 4,290
531 * Construction Partners Inc 11,119
836 * Core & Main, Inc 18,643
859 * Cornerstone Building Brands, Inc 21,037
775 Crane Holdings Co 67,859
225 CSW Industrials, Inc 23,182
2,401 Cummins, Inc 464,666

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
722 Curtiss-Wright Corp $ 95,347
688 *,e Custom Truck One Source, Inc 3,853
1,272 *,e Decarbonization Plus Acquisition Corp 3,740
4,758 Deere & Co 1,424,878
4,600 *,e Desktop Metal, Inc 10,120
2,166 Donaldson Co, Inc 104,271
347 Douglas Dynamics, Inc 9,973
2,465 Dover Corp 299,054
160 * Ducommun, Inc 6,886
240 * DXP Enterprises, Inc 7,351
486 * Dycom Industries, Inc 45,217
6,748 Eaton Corp 850,181
916 EMCOR Group, Inc 94,311
10,025 Emerson Electric Co 797,389
318 Encore Wire Corp 33,047
738 * Energy Recovery, Inc 14,332
313 *,e Energy Vault Holdings, Inc 3,136
917 Enerpac Tool Group Corp 17,441
681 EnerSys 40,152
1,817 * Enovix Corp 16,189
330 EnPro Industries, Inc 27,037
601 Esab Corp 26,294
502 ESCO Technologies, Inc 34,322
1,410 * ESS Tech, Inc 3,962
1,875 * Evoqua Water Technologies Corp 60,956
9,626 Fastenal Co 480,530
494 * Fathom Digital Manufacturing C 1,917
1,130 Federal Signal Corp 40,228
2,325 Flowserve Corp 66,565
503 *,e Fluence Energy, Inc 4,768
2,528 * Fluor Corp 61,532
5,606 Fortive Corp 304,854
2,359 Fortune Brands Home & Security, Inc 141,257
719 Franklin Electric Co, Inc 52,674
426 *,e FTC Solar, Inc 1,542
6,671 *,e FuelCell Energy, Inc 25,016
1,000 * Gates Industrial Corp plc 10,810
608 GATX Corp 57,249
1,074 * Generac Holdings, Inc 226,163
4,181 General Dynamics Corp 925,046
18,715 General Electric Co 1,191,584
567 * Gibraltar Industries, Inc 21,971
187 Global Industrial Co 6,315
829 * GMS, Inc 36,891
368 Gorman-Rupp Co 10,414
2,901 Graco, Inc 172,348
2,996 GrafTech International Ltd 21,182
696 Granite Construction, Inc 20,281
890 * Great Lakes Dredge & Dock Corp 11,668
648 Greenbrier Cos, Inc 23,322
552 Griffon Corp 15,473
627 H&E Equipment Services, Inc 18,164
802 *,e Hayward Holdings, Inc 11,541
760 HEICO Corp 99,651
1,362 HEICO Corp (Class A) 143,528
629 Helios Technologies, Inc 41,671
413 Herc Holdings, Inc 37,232
1,552 Hexcel Corp 81,185
1,406 Hillenbrand, Inc 57,590
1,910 * Hillman Solutions Corp 16,502
11,615 Honeywell International, Inc 2,018,803

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
6,541 Howmet Aerospace, Inc $ 205,714
933 Hubbell, Inc 166,615
699 * Hudson Technologies, Inc 5,250
625 Huntington Ingalls 136,138
622 * Hydrofarm Holdings Group, Inc 2,165
1,987 * Hyliion Holdings Corp 6,398
158 Hyster-Yale Materials Handling, Inc 5,091
1,271 IDEX Corp 230,852
137 * IES Holdings, Inc 4,133
5,320 Illinois Tool Works, Inc 969,570
412 *,e Infrastructure and Energy Alternatives, Inc 3,308
6,510 Ingersoll Rand, Inc 273,941
289 Insteel Industries, Inc 9,731
1,554 ITT, Inc 104,491
1,086 * Janus International Group, Inc 9,807
1,178 * JELD-WEN Holding, Inc 17,187
486 John Bean Technologies Corp 53,664
11,905 Johnson Controls International plc 570,011
166 Kadant, Inc 30,270
670 Kaman Corp 20,938
172 * Karat Packaging, Inc 2,934
1,307 Kennametal, Inc 30,362
1,903 * Kratos Defense & Security Solutions, Inc 26,414
3,305 L3Harris Technologies, Inc 798,819
87 * Lawson Products, Inc 4,471
580 Lennox International, Inc 119,822
1,043 * Lightning eMotors, Inc 2,889
1,019 Lincoln Electric Holdings, Inc 125,704
165 Lindsay Corp 21,915
4,054 Lockheed Martin Corp 1,743,058
478 Luxfer Holdings plc 7,227
539 * Manitowoc Co, Inc 5,676
2,129 * Markforged Holding Corp 3,939
4,005 Masco Corp 202,653
464 * Masonite International Corp 35,649
1,023 * Mastec, Inc 73,308
1,194 Maxar Technologies, Inc 31,151
379 McGrath RentCorp 28,804
3,697 MDU Resources Group, Inc 99,782
952 * Mercury Systems, Inc 61,242
1,230 * Meritor, Inc 44,686
2,986 * Microvast Holdings, Inc 6,629
971 * Middleby Corp 121,725
168 Miller Industries, Inc 3,809
941 * Momentus, Inc 2,033
629 Moog, Inc (Class A) 49,936
1,441 * MRC Global, Inc 14,352
884 MSC Industrial Direct Co (Class A) 66,397
883 Mueller Industries, Inc 47,055
2,381 Mueller Water Products, Inc (Class A) 27,929
301 * MYR Group, Inc 26,527
76 National Presto Industries, Inc 4,989
4,919 *,e Nikola Corp 23,414
995 Nordson Corp 201,428
2,499 Northrop Grumman Corp 1,195,946
149 * Northwest Pipe Co 4,461
1,637 * NOW, Inc 16,010
262 *,e NuScale Power Corp 2,617
224 * NV5 Global Inc 26,150
2,708 nVent Electric plc 84,842
44 Omega Flex, Inc 4,735

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
1,192 Oshkosh Corp $ 97,911
7,192 Otis Worldwide Corp 508,259
1,685 Owens Corning, Inc 125,212
5,830 PACCAR, Inc 480,042
291 Park Aerospace Corp 3,713
2,182 Parker-Hannifin Corp 536,881
328 * Parsons Corp 13,258
2,996 Pentair plc 137,127
763 * PGT Innovations, Inc 12,696
8,759 *,e Plug Power, Inc 145,137
263 Powell Industries, Inc 6,146
51 Preformed Line Products Co 3,137
729 Primoris Services Corp 15,863
3,577 * Proterra, Inc 16,597
509 * Proto Labs, Inc 24,351
492 Quanex Building Products Corp 11,193
2,443 Quanta Services, Inc 306,206
25,394 Raytheon Technologies Corp 2,440,617
477 * RBC Bearings, Inc 88,221
1,177 Regal-Beloit Corp 133,613
2,451 * Resideo Technologies, Inc 47,598
562 REV Group, Inc 6,109
3,361 * Rocket Lab USA, Inc 12,738
2,003 Rockwell Automation, Inc 399,218
691 Rush Enterprises, Inc (Class A) 33,306
144 Rush Enterprises, Inc (Class B) 7,144
1,319 * Sarcos Technology and Robotics Corp 3,509
2,806 Sensata Technologies Holding plc 115,916
1,849 * Shoals Technologies Group, Inc 30,472
514 Shyft Group, Inc 9,555
842 Simpson Manufacturing Co, Inc 84,714
727 * SiteOne Landscape Supply, Inc 86,419
916 Snap-On, Inc 180,479
1,891 Spirit Aerosystems Holdings, Inc (Class A) 55,406
647 * SPX Corp 34,187
195 Standex International Corp 16,532
2,609 Stanley Black & Decker, Inc 273,580
2,463 * Stem, Inc 17,635
394 * Sterling Construction Co, Inc 8,636
3,438 * Sunrun, Inc 80,312
268 Tennant Co 15,879
1,185 Terex Corp 32,433
819 Textainer Group Holdings Ltd 22,449
3,692 Textron, Inc 225,470
509 * Thermon Group Holdings 7,151
1,188 Timken Co 63,023
838 * Titan International, Inc 12,654
282 * Titan Machinery, Inc 6,320
1,833 Toro Co 138,923
559 * TPI Composites, Inc 6,988
4,007 Trane Technologies plc 520,389
121 * Transcat Inc 6,874
902 * TransDigm Group, Inc 484,076
2,052 * Trex Co, Inc 111,670
1,561 Trinity Industries, Inc 37,807
1,005 Triton International Ltd 52,913
1,063 * Triumph Group, Inc 14,127
585 * Tutor Perini Corp 5,136
1,160 UFP Industries, Inc 79,042
1,238 * United Rentals, Inc 300,723
2,797 * Univar Solutions Inc 69,561

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
345 Valmont Industries, Inc $ 77,497
156 * Vectrus, Inc 5,220
251 * Veritiv Corp 27,246
5,197 Vertiv Holdings Co 42,719
339 * Vicor Corp 18,553
2,116 *,e View, Inc 3,428
3,817 *,e Virgin Galactic Holdings, Inc 22,978
756 W.W. Grainger, Inc 343,549
918 Wabash National Corp 12,466
593 Watsco, Inc 141,620
522 Watts Water Technologies, Inc (Class A) 64,122
2,154 * Welbilt, Inc 51,287
817 * WESCO International, Inc 87,501
3,106 Westinghouse Air Brake Technologies Corp 254,940
3,797 * WillScot Mobile Mini Holdings Corp 123,099
1,032 Woodward Inc 95,450
883 * Xos, Inc 1,625
3,161 Xylem, Inc 247,127
2,011 Zurn Water Solutions Corp 54,780
TOTAL CAPITAL GOODS 37,422,600
COMMERCIAL & PROFESSIONAL SERVICES - 1 .2%
1,238 ABM Industries, Inc 53,754
1,696 ACCO Brands Corp 11,075
1,880 * ACV Auctions, Inc 12,295
5,275 * Alight, Inc 35,606
271 Aris Water Solution, Inc 4,520
918 * ASGN Inc 82,849
110 Barrett Business Services, Inc 8,016
2,259 Booz Allen Hamilton Holding Co 204,123
949 Brady Corp (Class A) 44,831
329 * BrightView Holdings, Inc 3,948
834 Brink's Co 50,632
409 * CACI International, Inc (Class A) 115,248
801 * Casella Waste Systems, Inc (Class A) 58,217
778 * CBIZ, Inc 31,089
270 * Cimpress plc 10,503
1,494 Cintas Corp 558,054
7,903 * Clarivate Analytics plc 109,536
819 * Clean Harbors, Inc 71,802
3,641 * Copart, Inc 395,631
2,056 * CoreCivic, Inc 22,842
6,753 * CoStar Group, Inc 407,949
128 CRA International, Inc 11,433
754 Deluxe Corp 16,339
633 * Driven Brands Holdings, Inc 17,433
3,839 * Dun & Bradstreet Holdings, Inc 57,700
394 Ennis, Inc 7,971
2,072 Equifax, Inc 378,720
944 Exponent, Inc 86,348
598 * First Advantage Corp 7,577
178 * Forrester Research, Inc 8,516
148 * Franklin Covey Co 6,835
620 * FTI Consulting, Inc 112,127
2,553 * Geo Group, Inc 16,850
1,393 * Harsco Corp 9,904
1,153 Healthcare Services Group 20,074
286 Heidrick & Struggles International, Inc 9,255
247 * Heritage-Crystal Clean, Inc 6,659
1,168 Herman Miller, Inc 30,683
271 * HireRight Holdings Corp 3,851

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
682 HNI Corp $ 23,659
334 * Huron Consulting Group, Inc 21,707
2,359 * IAA, Inc 77,304
282 ICF International, Inc 26,790
674 Insperity, Inc 67,285
961 Interface, Inc 12,051
2,208 Jacobs Engineering Group, Inc 280,703
2,200 * KAR Auction Services, Inc 32,494
2,207 KBR, Inc 106,797
481 Kelly Services, Inc (Class A) 9,538
366 Kforce, Inc 22,450
577 Kimball International, Inc (Class B) 4,426
1,048 Korn/Ferry International 60,805
1,550 *,e Legalzoom.com, Inc 17,034
2,347 Leidos Holdings, Inc 236,366
2,072 * Li-Cycle Holdings Corp 14,255
931 Manpower, Inc 71,138
473 Mantech International Corp (Class A) 45,148
491 Matthews International Corp (Class A) 14,077
361 * Montrose Environmental Group, Inc 12,187
663 MSA Safety, Inc 80,269
6,163 Nielsen NV 143,105
2,896 Pitney Bowes, Inc 10,484
2,398 * Planet Labs PBC 10,383
175 * Red Violet, Inc 3,332
3,543 Republic Services, Inc 463,672
514 Resources Connection, Inc 10,470
1,790 Robert Half International, Inc 134,053
4,005 Rollins, Inc 139,855
997 Science Applications International Corp 92,821
269 * SP Plus Corp 8,264
2,088 * Spire Global, Inc 2,422
1,776 Steelcase, Inc (Class A) 19,056
1,556 * Stericycle, Inc 68,231
321 *,e Sterling Check Corp 5,236
940 Tetra Tech, Inc 128,357
3,332 TransUnion 266,527
686 * TriNet Group, Inc 53,247
645 * TrueBlue, Inc 11,545
237 Unifirst Corp 40,807
1,953 * Upwork, Inc 40,388
2,653 Verisk Analytics, Inc 459,208
440 * Viad Corp 12,148
134 VSE Corp 5,036
7,077 Waste Management, Inc 1,082,639
116 * Willdan Group, Inc 3,199
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 7,551,763
CONSUMER DURABLES & APPAREL - 1 .1%
707 Acushnet Holdings Corp 29,468
1,510 * Allbirds, Inc 5,934
1,083 *,e AMMO, Inc 4,169
565 * Beazer Homes USA, Inc 6,820
1,345 Brunswick Corp 87,936
2,097 * Callaway Golf Co 42,779
2,423 * Capri Holdings Ltd 99,367
750 Carter's, Inc 52,860
132 * Cavco Industries, Inc 25,871
608 Century Communities, Inc 27,342
307 Clarus Corp 5,830
604 Columbia Sportswear Co 43,234

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
1,086 * Crocs, Inc $ 52,856
473 * Deckers Outdoor Corp 120,781
5,459 DR Horton, Inc 361,331
197 * Dream Finders Homes, Inc 2,096
562 *,e Ermenegildo Zegna Holditalia S.p.A 5,929
327 Ethan Allen Interiors, Inc 6,609
730 * Fossil Group, Inc 3,774
2,599 Garmin Ltd 255,352
682 * G-III Apparel Group Ltd 13,797
1,998 * GoPro, Inc 11,049
578 * Green Brick Partners, Inc 11,311
6,162 Hanesbrands, Inc 63,407
2,241 Hasbro, Inc 183,493
444 * Helen of Troy Ltd 72,110
81 * Hovnanian Enterprises, Inc 3,466
379 Installed Building Products, Inc 31,518
443 * iRobot Corp 16,280
75 Johnson Outdoors, Inc 4,587
1,551 KB Home 44,141
811 Kontoor Brands, Inc 27,063
706 * Latham Group, Inc 4,893
696 La-Z-Boy, Inc 16,502
2,404 Leggett & Platt, Inc 83,130
4,373 Lennar Corp (Class A) 308,603
224 Lennar Corp (Class B) 13,151
353 * LGI Homes, Inc 30,676
163 Lifetime Brands, Inc 1,799
223 * Lovesac Co 6,132
1,910 * Lululemon Athletica, Inc 520,685
385 * M/I Homes, Inc 15,269
287 * Malibu Boats, Inc 15,128
156 Marine Products Corp 1,484
295 * MasterCraft Boat Holdings, Inc 6,210
6,094 * Mattel, Inc 136,079
1,086 MDC Holdings, Inc 35,089
640 * Meritage Homes Corp 46,400
918 * Mohawk Industries, Inc 113,915
227 Movado Group, Inc 7,021
6,518 Newell Brands Inc 124,103
20,906 Nike, Inc (Class B) 2,136,593
52 * NVR, Inc 208,215
276 Oxford Industries, Inc 24,492
4,992 * Peloton Interactive, Inc 45,827
356 *,e PLBY Group, Inc 2,278
987 Polaris Inc 97,989
4,078 Pulte Homes, Inc 161,611
795 *,e Purple Innovation, Inc 2,433
1,215 PVH Corp 69,133
809 Ralph Lauren Corp 72,527
200 Rocky Brands, Inc 6,836
2,405 * Skechers U.S.A., Inc (Class A) 85,570
966 * Skyline Champion Corp 45,808
840 Smith & Wesson Brands, Inc 11,029
235 *,e Snap One Holdings Corp 2,155
2,102 * Sonos, Inc 37,920
1,383 Steven Madden Ltd 44,546
272 Sturm Ruger & Co, Inc 17,313
133 Superior Uniform Group, Inc 2,361
4,583 Tapestry, Inc 139,873
1,558 * Taylor Morrison Home Corp 36,395
3,135 Tempur Sealy International, Inc 66,995

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
2,005 Toll Brothers, Inc $ 89,423
563 * TopBuild Corp 94,111
194 * Traeger, Inc 824
1,429 * TRI Pointe Homes, Inc 24,107
917 * Tupperware Brands Corp 5,814
3,425 * Under Armour, Inc (Class A) 28,530
3,626 * Under Armour, Inc (Class C) 27,485
226 * Unifi, Inc 3,178
217 * Universal Electronics, Inc 5,549
5,645 VF Corp 249,340
3,117 *,e Vinco Ventures, Inc 4,301
1,021 * Vista Outdoor, Inc 28,486
1,116 * Vizio Holding Corp 7,611
1,031 *,e Vuzix Corp 7,320
400 e Weber, Inc 2,884
945 Whirlpool Corp 146,352
1,465 Wolverine World Wide, Inc 29,534
1,421 * YETI Holdings, Inc 61,487
TOTAL CONSUMER DURABLES & APPAREL 7,343,064
CONSUMER SERVICES - 2 .0%
1,177 * 2U, Inc 12,323
700 * Accel Entertainment, Inc 7,434
2,833 ADT, Inc 17,423
799 * Adtalem Global Education, Inc 28,740
6,312 * Airbnb, Inc 562,273
325 * American Public Education, Inc 5,252
4,054 ARAMARK Holdings Corp 124,174
631 * Bally's Corp 12,481
2,116 * Beachbody Co, Inc 2,539
17 * Biglari Holdings, Inc (B Shares) 2,086
356 * BJ's Restaurants, Inc 7,718
1,539 Bloomin' Brands, Inc 25,578
275 Bluegreen Vacations Holding Corp 6,864
694 * Booking Holdings, Inc 1,213,799
333 * Bowlero Corp 3,526
1,304 Boyd Gaming Corp 64,874
1,041 * Bright Horizons Family Solutions 87,985
763 * Brinker International, Inc 16,809
3,464 * Caesars Entertainment, Inc 132,671
14,415 *,e Carnival Corp 124,690
234 Carriage Services, Inc 9,278
520 * Century Casinos, Inc 3,744
702 Cheesecake Factory 18,547
2,349 * Chegg, Inc 44,114
476 * Chipotle Mexican Grill, Inc (Class A) 622,256
632 Choice Hotels International, Inc 70,550
630 Churchill Downs, Inc 120,664
247 * Chuy's Holdings, Inc 4,920
1,836 * Coursera, Inc 26,034
463 Cracker Barrel Old Country Store, Inc 38,656
2,144 Darden Restaurants, Inc 242,529
792 * Dave & Buster's Entertainment, Inc 25,962
1,168 * Denny's Corp 10,138
266 Dine Brands Global Inc. 17,311
616 Domino's Pizza, Inc 240,061
6,414 * DraftKings, Inc 74,851
384 * Duolingo, Inc 33,619
302 * El Pollo Loco Holdings, Inc 2,972
281 European Wax Center, Inc 4,951
1,316 * Everi Holdings, Inc 21,464

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
2,487 * Expedia Group, Inc $ 235,842
645 * F45 Training Holdings, Inc 2,535
1,596 * frontdoor, Inc 38,432
682 * Full House Resorts, Inc 4,147
229 * Golden Entertainment, Inc 9,057
73 Graham Holdings Co 41,379
572 * Grand Canyon Education, Inc 53,877
2,834 H&R Block, Inc 100,097
1,521 * Hilton Grand Vacations, Inc 54,345
4,713 Hilton Worldwide Holdings, Inc 525,217
738 * Hyatt Hotels Corp 54,546
357 * Inspired Entertainment, Inc 3,074
1,684 International Game Technology plc 31,255
431 Jack in the Box, Inc 24,162
1,311 Krispy Kreme, Inc 17,830
89 * Kura Sushi USA, Inc 4,408
5,701 * Las Vegas Sands Corp 191,497
1,806 Laureate Education, Inc 20,895
619 * Life Time Group Holdings, Inc 7,973
464 * Lindblad Expeditions Holdings, Inc 3,758
4,701 Marriott International, Inc (Class A) 639,383
747 Marriott Vacations Worldwide Corp 86,801
12,582 McDonald's Corp 3,106,244
6,207 MGM Resorts International 179,693
844 *,e Mister Car Wash, Inc 9,183
173 * Monarch Casino & Resort, Inc 10,150
251 * NEOGAMES S.A. 3,366
911 * Nerdy, Inc 1,940
621 * Noodles & Co 2,919
6,767 * Norwegian Cruise Line Holdings Ltd 75,249
353 * ONE Group Hospitality, Inc 2,602
1,026 * OneSpaWorld Holdings Ltd 7,356
565 Papa John's International, Inc 47,189
2,733 * Penn National Gaming, Inc 83,138
1,137 * Perdoceo Education Corp 13,394
1,475 * Planet Fitness, Inc 100,315
290 * Portillo's, Inc 4,741
682 * PowerSchool Holdings, Inc 8,218
142 RCI Hospitality Holdings, Inc 6,867
1,049 Red Rock Resorts, Inc 34,995
1,530 * Rover Group, Inc 5,753
3,693 * Royal Caribbean Cruises Ltd 128,923
822 * Rush Street Interactive, Inc 3,839
473 Ruth's Hospitality Group Inc 7,691
1,620 * Scientific Games Corp (Class A) 76,124
838 * SeaWorld Entertainment, Inc 37,023
2,651 Service Corp International 183,237
596 * Shake Shack, Inc 23,530
1,370 * Six Flags Entertainment Corp 29,729
19,556 Starbucks Corp 1,493,883
862 * StoneMor, Inc 2,948
403 Strategic Education, Inc 28,444
644 * Stride, Inc 26,269
1,055 * Target Hospitality Corp 6,024
2,158 * Terminix Global Holdings, Inc 87,723
1,209 Texas Roadhouse, Inc (Class A) 88,499
1,610 Travel & Leisure Co 62,500
1,149 * Udemy, Inc 11,731
434 * Universal Technical Institute, Inc 3,094
718 * Vacasa, Inc 2,068
707 Vail Resorts, Inc 154,161

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
1,537 * Vivint Smart Home, Inc $ 5,349
2,954 Wendy's 55,771
513 Wingstop, Inc 38,357
881 * WW International Inc 5,630
1,610 Wyndham Hotels & Resorts, Inc 105,809
1,791 * Wynn Resorts Ltd 102,051
268 * Xponential Fitness, Inc 3,366
4,878 Yum! Brands, Inc 553,702
TOTAL CONSUMER SERVICES 13,273,157
DIVERSIFIED FINANCIALS - 5 .1%
125 AFC Gamma, Inc 1,916
741 Affiliated Managers Group, Inc 86,401
8,788 AGNC Investment Corp 97,283
243 Alerus Financial Corp 5,786
5,727 Ally Financial, Inc 191,912
288 A-Mark Precious Metals, Inc 9,288
10,302 American Express Co 1,428,063
1,886 Ameriprise Financial, Inc 448,265
253 Angel Oak Mortgage, Inc 3,279
23,448 Annaly Capital Management, Inc 138,578
2,943 Apollo Commercial Real Estate Finance, Inc 30,725
7,633 Apollo Global Management, Inc 370,048
2,021 Arbor Realty Trust, Inc 26,495
645 Ares Commercial Real Estate Corp 7,888
2,484 Ares Management Corp 141,240
566 ARMOUR Residential REIT, Inc 3,985
870 Artisan Partners Asset Management, Inc 30,946
253 * Assetmark Financial Holdings, Inc 4,749
86 Associated Capital Group, Inc 3,081
123 * Atlanticus Holdings Corp 4,326
274 B. Riley Financial, Inc 11,577
1,049 *,e Bakkt Holdings, Inc 2,203
461 Banco Latinoamericano de Exportaciones S.A. (Class E) 6,117
12,740 Bank of New York Mellon Corp 531,385
30,766 * Berkshire Hathaway, Inc (Class B) 8,399,733
5,076 BGC Partners, Inc (Class A) 17,106
2,500 BlackRock, Inc 1,522,600
2,460 Blackstone Mortgage Trust, Inc 68,068
11,989 Blackstone, Inc 1,093,756
637 * Blucora, Inc 11,759
6,708 Blue Owl Capital, Inc 67,281
642 Brightsphere Investment Group, Inc 11,562
1,289 BrightSpire Capital, Inc 9,732
2,136 Broadmark Realty Capital, Inc 14,333
1,450 * Cannae Holdings, Inc 28,043
6,806 Capital One Financial Corp 709,117
3,106 Carlyle Group, Inc 98,336
1,907 CBOE Global Markets, Inc 215,853
25,846 Charles Schwab Corp 1,632,950
152 Chicago Atlantic Real Estate Finance, Inc 2,289
3,066 Chimera Investment Corp 27,042
1,435 Claros Mortgage Trust, Inc 24,036
6,134 CME Group, Inc 1,255,630
461 Cohen & Steers, Inc 29,315
2,638 * Coinbase Global, Inc 124,039
797 Compass Diversified Trust 17,072
326 * Consumer Portfolio Services, Inc 3,342
454 Cowen Group, Inc 10,755
125 *,e Credit Acceptance Corp 59,176
312 * Cryptyde, Inc 633

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
DIVERSIFIED FINANCIALS—continued
312 Curo Group Holdings Corp $ 1,725
49 Diamond Hill Investment Group, Inc 8,508
4,847 Discover Financial Services 458,429
461 * Donnelley Financial Solutions, Inc 13,503
258 Dynex Capital, Inc 4,107
718 Ellington Financial Inc 10,533
502 * Encore Capital Group, Inc 29,001
629 * Enova International, Inc 18,128
6,588 Equitable Holdings, Inc 171,749
638 Evercore Inc 59,723
796 * Ezcorp, Inc (Class A) 5,978
649 Factset Research Systems, Inc 249,586
1,485 Federated Investors, Inc (Class B) 47,208
737 FirstCash Holdings, Inc 51,229
877 * Focus Financial Partners, Inc 29,871
1,010 Franklin BSP Realty Trust, Inc 13,615
4,751 Franklin Resources, Inc 110,746
93 GAMCO Investors, Inc (Class A) 1,944
257 e GCM Grosvenor, Inc 1,760
5,655 Goldman Sachs Group, Inc 1,679,648
938 Granite Point Mortgage Trust, Inc 8,977
905 * Green Dot Corp 22,725
562 Hamilton Lane, Inc 37,755
1,349 Hannon Armstrong Sustainable Infrastructure Capital, Inc 51,073
796 Houlihan Lokey, Inc 62,828
1,406 Interactive Brokers Group, Inc (Class A) 77,344
9,472 Intercontinental Exchange Group, Inc 890,747
6,004 Invesco Ltd 96,845
366 Invesco Mortgage Capital, Inc 5,373
1,210 Jackson Financial, Inc 32,368
2,653 Janus Henderson Group plc 62,372
4,030 Jefferies Financial Group, Inc 111,309
9,488 KKR & Co, Inc 439,200
349 KKR Real Estate Finance Trust, Inc 6,090
1,766 Ladder Capital Corp 18,614
1,898 Lazard Ltd (Class A) 61,514
1,618 * LendingClub Corp 18,914
196 * LendingTree, Inc 8,589
1,384 LPL Financial Holdings, Inc 255,320
238 Manning & Napier, Inc 2,968
644 MarketAxess Holdings, Inc 164,870
2,131 MFA Financial, Inc 22,908
877 Moelis & Co 34,510
2,774 * Moneylion, Inc 3,662
2,777 Moody's Corp 755,261
21,863 Morgan Stanley 1,662,900
392 Morningstar, Inc 94,797
1,370 MSCI, Inc (Class A) 564,646
2,010 Nasdaq Inc 306,605
2,376 Navient Corp 33,240
312 Nelnet, Inc (Class A) 26,598
6,918 New Residential Investment Corp 64,476
6,454 New York Mortgage Trust, Inc 17,813
3,325 Northern Trust Corp 320,796
1,689 OneMain Holdings, Inc 63,135
1,687 * Open Lending Corp 17,258
697 * Oportun Financial Corp 5,764
147 Oppenheimer Holdings, Inc 4,857
2,013 Orchid Island Capital, Inc 5,737
1,723 PennyMac Mortgage Investment Trust 23,829
904 Perella Weinberg Partners 5,270

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
DIVERSIFIED FINANCIALS—continued
273 Piper Jaffray Cos $ 30,947
397 PJT Partners, Inc 27,901
719 * PRA Group, Inc 26,143
1,236 * PROG Holdings, Inc 20,394
257 Pzena Investment Management, Inc (Class A) 1,694
3,182 Raymond James Financial, Inc 284,503
933 Ready Capital Corp 11,121
1,612 Redwood Trust, Inc 12,429
143 Regional Management Corp 5,344
9,264 * Robinhood Markets, Inc 76,150
5,803 S&P Global, Inc 1,955,959
375 Sculptor Capital Management, Inc 3,131
1,969 SEI Investments Co 106,365
184 Silvercrest Asset Management Group, Inc 3,019
5,094 SLM Corp 81,198
13,472 * SoFi Technologies, Inc 70,997
5,018 Starwood Property Trust, Inc 104,826
6,089 State Street Corp 375,387
809 StepStone Group, Inc 21,058
1,929 Stifel Financial Corp 108,063
241 * StoneX Group, Inc 18,815
8,720 Synchrony Financial 240,846
3,897 T Rowe Price Group, Inc 442,738
867 TPG RE Finance Trust, Inc 7,812
1,734 Tradeweb Markets, Inc 118,346
4,626 Two Harbors Investment Corp 23,038
1,255 *,e Upstart Holdings, Inc 39,683
84 Victory Capital Holdings, Inc 2,024
1,409 Virtu Financial, Inc 32,985
115 Virtus Investment Partners, Inc 19,667
1,868 Voya Financial, Inc 111,202
1,867 WisdomTree Investments, Inc 9,466
90 * World Acceptance Corp 10,102
TOTAL DIVERSIFIED FINANCIALS 32,879,295
ENERGY - 4 .4%
736 *,e Aemetis, Inc 3,614
1,288 * Alto Ingredients, Inc 4,778
256 e Altus Midstream Co 8,740
704 * Amplify Energy Corp 4,604
5,480 Antero Midstream Corp 49,594
4,860 * Antero Resources Corp 148,959
5,842 APA Corp 203,886
243 Arch Resources, Inc 34,771
911 * Archaea Energy, Inc 14,148
2,039 Archrock, Inc 16,863
667 * Ardmore Shipping Corp 4,649
15,495 Baker Hughes Co 447,341
1,892 Berry Petroleum Co LLC 14,417
1,179 Bonanza Creek Energy, Inc 61,650
2,386 *,e Borr Drilling Ltd 10,999
774 Brigham Minerals, Inc 19,064
351 * Bristow Group, Inc 8,213
13,290 Cabot Oil & Gas Corp 342,749
845 Cactus, Inc 34,028
1,436 California Resources Corp 55,286
786 * Callon Petroleum Co 30,811
3,118 * Centennial Resource Development, Inc 18,646
243 * Centrus Energy Corp 6,014
3,416 ChampionX Corp 67,808
4,218 Cheniere Energy, Inc 561,121

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
2,106 e Chesapeake Energy Corp $ 170,797
33,335 Chevron Corp 4,826,241
2,877 * Clean Energy Fuels Corp 12,889
3,514 * CNX Resources Corp 57,840
1,500 * Comstock Resources Inc 18,120
22,180 ConocoPhillips 1,991,986
621 * CONSOL Energy, Inc 30,665
690 Continental Resources, Inc 45,091
500 e Crescent Energy, Inc 6,240
583 CVR Energy, Inc 19,530
1,373 * Delek US Holdings, Inc 35,478
850 * Denbury, Inc 50,991
11,298 Devon Energy Corp 622,633
2,136 DHT Holdings, Inc 13,094
1,800 * Diamond Offshore Drilling, Inc 10,602
3,040 Diamondback Energy, Inc 368,296
333 * DMC Global, Inc 6,004
395 Dorian LPG Ltd 6,004
582 * Dril-Quip, Inc 15,016
1,673 DT Midstream, Inc 82,010
625 *,e Earthstone Energy, Inc 8,531
156 * Empire Petroleum Corp 1,852
2,496 *,e Energy Fuels, Inc 12,255
446 Enviva, Inc 25,520
10,053 EOG Resources, Inc 1,110,253
6,200 EQT Corp 213,280
7,406 Equitrans Midstream Corp 47,102
275 * Excelerate Energy, Inc 5,478
71,991 d Exxon Mobil Corp 6,165,309
408 e FLEX LNG Ltd 11,175
1,226 * Frank's International NV 14,123
2,068 * Frontline Ltd 18,322
3,883 * Gevo, Inc 9,125
1,788 * Golar LNG Ltd 40,677
842 * Green Plains Inc 22,877
179 * Gulfport Energy Operating Corp 14,232
15,566 Halliburton Co 488,150
2,257 * Helix Energy Solutions Group, Inc 6,997
1,863 Helmerich & Payne, Inc 80,221
4,862 Hess Corp 515,080
2,656 HF Sinclair Corp 119,945
110 HighPeak Energy, Inc 2,818
685 International Seaways, Inc 14,522
33,654 Kinder Morgan, Inc 564,041
7,467 * Kosmos Energy Ltd 46,221
279 * Laredo Petroleum, Inc 19,234
2,207 * Liberty Oilfield Services, Inc 28,161
2,448 Magnolia Oil & Gas Corp 51,384
12,318 Marathon Oil Corp 276,909
9,325 Marathon Petroleum Corp 766,608
1,952 Matador Resources Co 90,944
2,772 Murphy Oil Corp 83,687
146 * Nabors Industries Ltd 19,549
75 Nacco Industries, Inc (Class A) 2,842
725 * National Energy Services Reunited Corp 4,915
790 e New Fortress Energy, Inc 31,260
2,497 * Newpark Resources, Inc 7,716
555 * NextDecade Corp 2,464
2,774 * NexTier Oilfield Solutions, Inc 26,381
553 * Noble Corp 14,019
3,490 e Nordic American Tankers Ltd 7,434

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
997 Northern Oil and Gas, Inc $ 25,184
6,945 NOV, Inc 117,440
309 Oasis Petroleum, Inc 37,590
13,992 Occidental Petroleum Corp 823,849
1,532 * Oceaneering International, Inc 16,362
1,209 * Oil States International, Inc 6,553
7,705 ONEOK, Inc 427,627
4,489 Ovintiv, Inc 198,369
677 * Par Pacific Holdings, Inc 10,554
3,410 Patterson-UTI Energy, Inc 53,742
1,705 * PBF Energy, Inc 49,479
1,666 PDC Energy, Inc 102,642
1,975 * Peabody Energy Corp 42,127
326 * Penn Virginia Corp 10,716
8,021 Phillips 66 657,642
4,035 Pioneer Natural Resources Co 900,128
1,367 * ProPetro Holding Corp 13,670
4,359 * Range Resources Corp 107,885
92 * Rex American Resources Corp 7,802
151 Riley Exploration Permian, Inc 3,651
1,348 * Ring Energy, Inc 3,586
1,202 * RPC, Inc 8,306
532 * SandRidge Energy, Inc 8,336
24,237 Schlumberger Ltd 866,715
828 Scorpio Tankers, Inc 28,574
988 * Select Energy Services, Inc 6,738
1,567 SFL Corp Ltd 14,871
185 * SilverBow Resources, Inc 5,247
194 Sitio Royalties Corp 4,497
2,006 SM Energy Co 68,585
678 Solaris Oilfield Infrastructure, Inc 7,377
18,509 * Southwestern Energy Co 115,681
1,013 * Talos Energy, Inc 15,671
3,944 Targa Resources Investments, Inc 235,338
1,069 * Teekay Corp 3,079
376 * Teekay Tankers Ltd 6,629
8,487 * Tellurian, Inc 25,291
2,062 * Tetra Technologies, Inc 8,372
101 Texas Pacific Land Corp 150,290
854 * Tidewater, Inc 18,011
4,698 *,e Uranium Energy Corp 14,470
3,859 *,e Ur-Energy, Inc 4,091
1,387 * US Silica Holdings, Inc 15,840
1,000 Vaalco Energy, Inc 6,940
993 * Valaris Ltd 41,944
6,993 Valero Energy Corp 743,216
916 * Vertex Energy, Inc 9,636
2,083 * W&T Offshore, Inc 8,999
1,187 * Weatherford International Ltd 25,129
619 Whiting Petroleum Corp 42,111
21,047 Williams Cos, Inc 656,877
1,068 World Fuel Services Corp 21,851
TOTAL ENERGY 28,359,203
FOOD & STAPLES RETAILING - 1 .4%
2,725 Albertsons Cos, Inc 72,812
418 Andersons, Inc 13,790
2,336 * BJ's Wholesale Club Holdings, Inc 145,579
618 Casey's General Stores, Inc 114,318
515 * Chefs' Warehouse Holdings, Inc 20,028
7,552 Costco Wholesale Corp 3,619,523

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD & STAPLES RETAILING—continued
1,460 * Grocery Outlet Holding Corp $ 62,240
626 * HF Foods Group Inc 3,268
213 Ingles Markets, Inc (Class A) 18,478
11,258 Kroger Co 532,841
286 Natural Grocers by Vitamin C 4,562
2,651 * Performance Food Group Co 121,893
385 Pricesmart, Inc 27,577
862 *,e Rite Aid Corp 5,810
584 SpartanNash Co 17,619
2,100 * Sprouts Farmers Market, Inc 53,172
8,505 SYSCO Corp 720,458
943 * United Natural Foods, Inc 37,154
3,868 * US Foods Holding Corp 118,670
127 Village Super Market (Class A) 2,897
12,281 Walgreens Boots Alliance, Inc 465,450
24,585 Walmart, Inc 2,989,044
218 Weis Markets, Inc 16,250
TOTAL FOOD & STAPLES RETAILING 9,183,433
FOOD, BEVERAGE & TOBACCO - 3 .4%
2,739 *,e 22nd Century Group, Inc 5,834
31,003 Altria Group, Inc 1,294,995
1,079 *,e AppHarvest, Inc 3,766
9,610 Archer-Daniels-Midland Co 745,736
1,190 B&G Foods, Inc (Class A) 28,298
2,859 * Benson Hill, Inc 7,834
980 *,e Beyond Meat, Inc 23,461
157 * Boston Beer Co, Inc (Class A) 47,566
349 * BRC, Inc 2,848
711 Brown-Forman Corp (Class A) 48,092
3,077 Brown-Forman Corp (Class B) 215,882
2,218 Bunge Ltd 201,150
345 Calavo Growers, Inc 14,393
486 Cal-Maine Foods, Inc 24,013
3,182 Campbell Soup Co 152,895
918 * Celsius Holdings, Inc 59,909
66,470 Coca-Cola Co 4,181,628
72 Coca-Cola Consolidated Inc 40,601
8,273 ConAgra Brands, Inc 283,268
2,672 Constellation Brands, Inc (Class A) 622,736
2,764 * Darling International, Inc 165,287
454 * Duckhorn Portfolio, Inc 9,561
2,984 Flowers Foods, Inc 78,539
499 Fresh Del Monte Produce, Inc 14,736
752 * Freshpet, Inc 39,021
10,406 General Mills, Inc 785,133
1,593 * Hain Celestial Group, Inc 37,818
2,519 Hershey Co 541,988
4,724 Hormel Foods Corp 223,729
2,702 * Hostess Brands, Inc 57,309
1,190 Ingredion, Inc 104,910
277 J&J Snack Foods Corp 38,686
1,843 J.M. Smucker Co 235,922
199 John B. Sanfilippo & Son, Inc 14,426
4,342 Kellogg Co 309,758
13,454 Keurig Dr Pepper, Inc 476,137
11,401 Kraft Heinz Co 434,834
2,489 Lamb Weston Holdings, Inc 177,864
364 Lancaster Colony Corp 46,876
422 * Landec Corp 4,207
4,238 McCormick & Co, Inc 352,814

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
203 MGP Ingredients, Inc $ 20,318
422 * Mission Produce, Inc 6,014
3,002 Molson Coors Brewing Co (Class B) 163,639
23,604 Mondelez International, Inc 1,465,572
6,463 * Monster Beverage Corp 599,120
366 National Beverage Corp 17,912
23,629 PepsiCo, Inc 3,938,009
26,494 Philip Morris International, Inc 2,616,018
908 * Pilgrim's Pride Corp 28,357
1,006 * Post Holdings, Inc 82,844
2,638 Primo Water Corp 35,296
317 Sanderson Farms, Inc 68,323
4 Seaboard Corp 15,530
134 * Seneca Foods Corp 7,442
1,484 * Simply Good Foods Co 56,051
339 * Sovos Brands, Inc 5,380
1,555 * SunOpta, Inc 12,098
692 *,e Tattooed Chef, Inc 4,360
424 Tootsie Roll Industries, Inc 14,988
964 * TreeHouse Foods, Inc 40,315
190 Turning Point Brands, Inc 5,155
4,889 Tyson Foods, Inc (Class A) 420,747
619 Universal Corp 37,450
803 Utz Brands, Inc 11,098
2,682 Vector Group Ltd 28,161
622 * Vintage Wine Estates, Inc 4,889
454 * Vita Coco Co, Inc 4,445
420 * Vital Farms, Inc 3,675
486 * Whole Earth Brands, Inc 3,013
TOTAL FOOD, BEVERAGE & TOBACCO 21,870,679
HEALTH CARE EQUIPMENT & SERVICES - 6 .0%
3,092 * 1Life Healthcare, Inc 24,241
29,266 Abbott Laboratories 3,179,751
785 * Abiomed, Inc 194,295
1,593 * Acadia Healthcare Co, Inc 107,735
1,237 * Accolade, Inc 9,154
1,314 * AdaptHealth Corp 23,705
230 * Addus HomeCare Corp 19,154
317 * Agiliti, Inc 6,502
3,127 * agilon health, Inc 68,262
1,350 * Align Technology, Inc 319,505
1,430 * Alignment Healthcare, Inc 16,316
1,508 * Allscripts Healthcare Solutions, Inc 22,364
996 * Alphatec Holdings Inc 6,514
577 * Amedisys, Inc 60,654
3,954 * American Well Corp 17,081
2,446 AmerisourceBergen Corp 346,060
782 * AMN Healthcare Services, Inc 85,793
563 * Angiodynamics, Inc 10,894
640 *,e Apollo Medical Holdings, Inc 24,698
1,445 * ATI Physical Therapy, Inc 2,037
673 * AtriCure, Inc 27,499
27 Atrion Corp 16,979
725 * Avanos Medical, Inc 19,822
416 * Aveanna Healthcare Holdings, Inc 940
560 * AxoGen, Inc 4,586
738 * Axonics Modulation Technologies, Inc 41,822
2,210 * Babylon Holdings Ltd 2,161
8,643 Baxter International, Inc 555,140
4,857 Becton Dickinson & Co 1,197,396

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
571 * BioLife Solutions Inc $ 7,886
462 *,e Bioventus, Inc 3,151
24,123 * Boston Scientific Corp 899,064
2,873 * Brookdale Senior Living, Inc 13,043
2,966 * Butterfly Network, Inc 9,106
2,690 * Cano Health, Inc 11,782
4,682 Cardinal Health, Inc 244,728
501 * Cardiovascular Systems, Inc 7,194
1,100 * CareMax, Inc 3,993
373 * Castle Biosciences, Inc 8,187
9,965 * Centene Corp 843,139
1,866 * Certara, Inc 40,044
2,819 * Cerus Corp 14,913
3,853 * Change Healthcare, Inc 88,850
261 Chemed Corp 122,511
5,336 Cigna Corp 1,406,143
6,357 * Clover Health Investments Corp 13,604
2,138 * Community Health Systems, Inc 8,018
168 * Computer Programs & Systems, Inc 5,371
422 Conmed Corp 40,411
263 * Convey Holding Parent, Inc 2,735
852 Cooper Cos, Inc 266,778
163 * Corvel Corp 24,005
1,718 * Covetrus, Inc 35,649
544 * Cross Country Healthcare, Inc 11,332
480 * CryoLife, Inc 9,062
670 * CryoPort, Inc 20,757
1,800 * Cue Health, Inc 5,760
279 * Cutera, Inc 10,463
22,386 CVS Health Corp 2,074,287
1,050 * DaVita, Inc 83,958
485 *,e Definitive Healthcare Corp 11,121
3,750 Dentsply Sirona, Inc 133,988
6,648 * Dexcom, Inc 495,475
1,250 * DocGo, Inc 8,925
1,606 *,e Doximity, Inc 55,921
10,588 * Edwards Lifesciences Corp 1,006,813
4,115 Elevance Health, Inc 1,985,817
985 * Embecta Corp 24,940
1,608 Encompass Health Corp 90,128
653 * Enovis Corp 35,915
981 Ensign Group, Inc 72,074
2,830 * Envista Holdings Corp 109,068
1,279 * Evolent Health, Inc 39,278
2,133 * Figs, Inc 19,432
350 * Fulgent Genetics, Inc 19,086
710 * Glaukos Corp 32,248
1,419 * Globus Medical, Inc 79,663
1,657 * Guardant Health, Inc 66,843
886 * Haemonetics Corp 57,749
636 * Hanger Inc 9,108
3,860 HCA Healthcare, Inc 648,712
737 * Health Catalyst, Inc 10,679
1,338 * HealthEquity, Inc 82,140
399 * HealthStream, Inc 8,662
2,395 * Henry Schein, Inc 183,792
136 * Heska Corp 12,853
2,089 * Hims & Hers Health, Inc 9,463
4,216 * Hologic, Inc 292,169
2,157 Humana, Inc 1,009,627
362 * ICU Medical, Inc 59,509

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
1,434 * IDEXX Laboratories, Inc $ 502,947
779 * Inari Medical, Inc 52,964
200 *,e Innovage Holding Corp 876
301 * Inogen, Inc 7,278
439 * Inspire Medical Systems, Inc 80,192
1,139 * Insulet Corp 248,234
572 * Integer Holding Corp 40,418
1,378 * Integra LifeSciences Holdings Corp 74,453
6,117 * Intuitive Surgical, Inc 1,227,743
4,647 *,e Invitae Corp 11,339
96 iRadimed Corp 3,258
477 * iRhythm Technologies, Inc 51,530
229 * Joint Corp 3,506
1,591 Laboratory Corp of America Holdings 372,867
1,098 * Lantheus Holdings, Inc 72,501
236 LeMaitre Vascular, Inc 10,750
528 * LHC Group, Inc 82,231
1,192 *,e LifeStance Health Group, Inc 6,628
892 * LivaNova plc 55,723
849 * Masimo Corp 110,939
2,486 McKesson Corp 810,958
1,431 * MEDNAX, Inc 30,065
22,814 Medtronic plc 2,047,556
646 * Meridian Bioscience, Inc 19,651
985 * Merit Medical Systems, Inc 53,456
49 Mesa Laboratories, Inc 9,993
199 * ModivCare, Inc 16,816
1,000 * Molina Healthcare, Inc 279,610
6,230 *,e Multiplan Corp 34,203
734 *,e Nano-X Imaging Ltd 8,294
173 National Healthcare Corp 12,093
208 National Research Corp 7,962
500 * Natus Medical, Inc 16,385
2,042 * Neogen Corp 49,192
613 * Nevro Corp 26,868
818 * NextGen Healthcare, Inc 14,266
1,767 * Novocure Ltd 122,806
727 * Nutex Health, Inc 2,345
959 * NuVasive, Inc 47,144
1,981 * Oak Street Health, Inc 32,568
758 * Omnicell, Inc 86,223
310 * Oncology Institute, Inc 1,569
6,424 * Opko Health, Inc 16,253
366 * OptimizeRx Corp 10,025
2,403 * Option Care Health, Inc 66,779
1,144 * OraSure Technologies, Inc 3,100
267 * Orthofix Medical Inc 6,285
333 *,e OrthoPediatrics Corp 14,369
742 * Outset Medical, Inc 11,026
1,223 Owens & Minor, Inc 38,463
525 * P3 Health Partners, Inc 1,953
724 *,e Paragon 28, Inc 11,490
1,530 Patterson Cos, Inc 46,359
524 * Pennant Group, Inc 6,712
597 * Penumbra, Inc 74,338
419 * PetIQ, Inc 7,035
771 * Phreesia, Inc 19,283
2,070 Premier, Inc 73,858
682 * Privia Health Group, Inc 19,860
399 *,e PROCEPT BioRobotics Corp 13,043
1,198 * Progyny, Inc 34,802

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
2,103 * Project Roadrunner Parent, Inc $ 44,079
559 * Pulmonx Corp 8,228
2,014 Quest Diagnostics, Inc 267,822
828 * QuidelOrtho Corp 80,465
689 * RadNet, Inc 11,906
2,482 Resmed, Inc 520,302
375 * RxSight, Inc 5,280
896 * Schrodinger, Inc 23,663
496 * SeaSpine Holdings Corp 2,802
1,678 Select Medical Holdings Corp 39,634
3,285 * Sema4 Holdings Corp 4,139
7,206 *,e Senseonics Holdings, Inc 7,422
1,081 * Sharecare, Inc 1,708
594 * Shockwave Medical Inc 113,555
442 * SI-BONE, Inc 5,834
421 *,e Sight Sciences, Inc 3,785
1,111 *,e Signify Health, Inc 15,332
548 * Silk Road Medical Inc 19,942
227 Simulations Plus, Inc 11,198
793 * Staar Surgical Co 56,247
1,481 STERIS plc 305,308
6,017 Stryker Corp 1,196,962
608 * Surgery Partners, Inc 17,583
300 * SurModics, Inc 11,169
280 * Tactile Systems Technology, Inc 2,044
1,069 * Tandem Diabetes Care, Inc 63,274
2,648 * Teladoc, Inc 87,940
818 Teleflex, Inc 201,105
1,754 * Tenet Healthcare Corp 92,190
436 * Transmedics Group, Inc 13,712
533 * Treace Medical Concepts, Inc 7,643
159 * UFP Technologies, Inc 12,652
15,943 UnitedHealth Group, Inc 8,188,803
1,148 Universal Health Services, Inc (Class B) 115,615
187 US Physical Therapy, Inc 20,420
80 Utah Medical Products, Inc 6,872
587 * Varex Imaging Corp 12,556
2,386 * Veeva Systems, Inc 472,523
908 * Vicarious Surgical, Inc 2,670
2,186 * ViewRay, Inc 5,793
3,636 Zimmer Biomet Holdings, Inc 381,998
363 * Zimvie, Inc 5,812
374 e Zynex Inc 2,985
TOTAL HEALTH CARE EQUIPMENT & SERVICES 39,110,587
HOUSEHOLD & PERSONAL PRODUCTS - 1 .5%
1,630 * Beauty Health Co 20,962
2,141 * BellRing Brands, Inc 53,289
160 * Central Garden & Pet Co 6,787
580 * Central Garden and Pet Co (Class A) 23,206
4,218 Church & Dwight Co, Inc 390,840
2,121 Clorox Co 299,019
14,130 Colgate-Palmolive Co 1,132,378
5,109 * Coty, Inc 40,923
893 Edgewell Personal Care Co 30,826
620 * elf Beauty, Inc 19,022
1,154 Energizer Holdings, Inc 32,716
3,921 Estee Lauder Cos (Class A) 998,561
1,810 * Herbalife Nutrition Ltd 37,015
1,244 * Honest Co, Inc 3,632
253 Inter Parfums, Inc 18,484

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
5,756 Kimberly-Clark Corp $ 777,923
188 Medifast, Inc 33,936
140 * Nature's Sunshine Products, Inc 1,494
938 Nu Skin Enterprises, Inc (Class A) 40,615
1,877 *,e Olaplex Holdings, Inc 26,447
40,743 Procter & Gamble Co 5,858,436
871 Reynolds Consumer Products, Inc 23,752
741 Spectrum Brands Holdings, Inc 60,777
180 * USANA Health Sciences, Inc 13,025
1,092 *,e Veru, Inc 12,340
266 WD-40 Co 53,562
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 10,009,967
INSURANCE - 2 .3%
10,776 Aflac, Inc 596,236
224 * Alleghany Corp 186,614
4,672 Allstate Corp 592,083
699 * AMBAC Financial Group, Inc 7,934
1,426 American Equity Investment Life Holding Co 52,149
1,177 American Financial Group, Inc 163,379
13,566 American International Group, Inc 693,630
299 Amerisafe, Inc 15,551
3,588 Aon plc 967,612
6,094 * Arch Capital Group Ltd 277,216
509 Argo Group International Holdings Ltd 18,762
3,361 Arthur J. Gallagher & Co 547,977
937 Assurant, Inc 161,960
1,117 Assured Guaranty Ltd 62,317
1,411 Axis Capital Holdings Ltd 80,554
4,258 * Bright Health Group, Inc 7,750
1,417 * Brighthouse Financial, Inc 58,125
4,079 Brown & Brown, Inc 237,969
891 * BRP Group, Inc 21,518
7,184 Chubb Ltd 1,412,231
2,630 Cincinnati Financial Corp 312,917
261 CNA Financial Corp 11,719
1,716 Conseco, Inc 31,042
143 Donegal Group, Inc (Class A) 2,438
494 * eHealth, Inc 4,609
488 Employers Holdings, Inc 20,442
222 * Enstar Group Ltd 47,504
436 Erie Indemnity Co (Class A) 83,795
667 Everest Re Group Ltd 186,947
4,587 Fidelity National Financial Inc 169,536
1,838 First American Financial Corp 97,267
8,098 * Genworth Financial, Inc (Class A) 28,586
1,640 Globe Life, Inc 159,851
286 Goosehead Insurance, Inc 13,062
463 * Greenlight Capital Re Ltd (Class A) 3,579
667 Hanover Insurance Group, Inc 97,549
5,600 Hartford Financial Services Group, Inc 366,408
121 e HCI Group, Inc 8,199
4,113 * Hippo Holdings, Inc 3,614
637 Horace Mann Educators Corp 24,448
23 Investors Title Co 3,608
648 James River Group Holdings Ltd 16,057
1,193 Kemper Corp 57,145
347 Kinsale Capital Group, Inc 79,685
657 *,e Lemonade, Inc 11,997
3,077 Lincoln National Corp 143,911
3,578 Loews Corp 212,032

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
235 * Markel Corp $ 303,914
8,540 Marsh & McLennan Cos, Inc 1,325,835
1,028 * MBIA, Inc 12,696
429 Mercury General Corp 19,005
11,527 Metlife, Inc 723,780
35 National Western Life Group, Inc 7,095
158 * NI Holdings, Inc 2,596
5,018 Old Republic International Corp 112,202
1,998 * Oscar Health, Inc 8,492
391 * Palomar Holdings, Inc 25,180
727 Primerica, Inc 87,015
4,377 Principal Financial Group 292,340
820 ProAssurance Corp 19,377
9,964 Progressive Corp 1,158,514
6,486 Prudential Financial, Inc 620,580
1,153 Reinsurance Group of America, Inc (Class A) 135,235
759 RenaissanceRe Holdings Ltd 118,685
600 RLI Corp 69,954
2,837 * Root, Inc 3,376
1,227 * Ryan Specialty Group Holdings, Inc 48,086
227 Safety Insurance Group, Inc 22,042
1,030 Selective Insurance Group, Inc 89,548
2,285 * Selectquote, Inc 5,667
1,153 * SiriusPoint Ltd 6,249
351 Stewart Information Services Corp 17,462
433 Tiptree Inc 4,598
4,084 Travelers Cos, Inc 690,727
236 * Trean Insurance Group, Inc 1,470
628 * Trupanion, Inc 37,843
338 United Fire Group Inc 11,570
503 Universal Insurance Holdings, Inc 6,554
3,600 Unum Group 122,472
3,558 W.R. Berkley Corp 242,869
56 White Mountains Insurance Group Ltd 69,783
1,889 Willis Towers Watson plc 372,870
TOTAL INSURANCE 15,155,195
MATERIALS - 2 .9%
350 * 5E Advanced Materials, Inc 4,263
461 AdvanSix, Inc 15,416
3,788 Air Products & Chemicals, Inc 910,938
2,002 Albemarle Corp 418,378
3,014 Alcoa Corp 137,378
2,222 * Allegheny Technologies, Inc 50,462
298 Alpha Metallurgical Resources, Inc 38,481
25,996 Amcor plc 323,130
429 American Vanguard Corp 9,588
1,121 Aptargroup, Inc 115,698
1,763 * Arconic Corp 49,452
271 † Ardagh Group S.A. 4,133
1,615 Ardagh Metal Packaging S.A. 9,851
912 Ashland Global Holdings, Inc 93,982
340 * Aspen Aerogels, Inc 3,359
1,410 Avery Dennison Corp 228,237
1,490 Avient Corp 59,719
3,718 * Axalta Coating Systems Ltd 82,205
605 Balchem Corp 78,493
5,423 Ball Corp 372,940
2,289 * Berry Global Group, Inc 125,071
953 Cabot Corp 60,792
799 Carpenter Technology Corp 22,300

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
1,854 Celanese Corp (Series A) $ 218,049
831 * Century Aluminum Co 6,124
3,521 CF Industries Holdings, Inc 301,855
111 Chase Corp 8,637
2,721 Chemours Co 87,126
261 * Clearwater Paper Corp 8,777
8,514 * Cleveland-Cliffs, Inc 130,860
4,597 * Coeur Mining, Inc 13,975
1,801 Commercial Metals Co 59,613
532 Compass Minerals International, Inc 18,827
1,802 * Constellium SE 23,804
12,399 Corteva, Inc 671,282
2,070 Crown Holdings, Inc 190,792
1,053 *,e Dakota Gold Corp 3,528
1,647 *,e Danimer Scientific, Inc 7,510
987 * Diversey Holdings Ltd 6,514
12,513 Dow, Inc 645,796
8,729 DuPont de Nemours, Inc 485,158
709 Eagle Materials, Inc 77,947
2,246 Eastman Chemical Co 201,623
4,252 Ecolab, Inc 653,788
3,499 Element Solutions, Inc 62,282
1,000 *,† Ferroglobe plc 0
2,190 FMC Corp 234,352
24,699 Freeport-McMoRan, Inc (Class B) 722,693
400 FutureFuel Corp 2,912
545 * GCP Applied Technologies, Inc 17,048
13,535 * Ginkgo Bioworks Holdings, Inc 32,213
658 Glatfelter Corp 4,527
4,828 Graphic Packaging Holding Co 98,974
395 Greif, Inc (Class A) 24,640
87 Greif, Inc (Class B) 5,419
784 H.B. Fuller Co 47,205
284 Hawkins, Inc 10,233
193 Haynes International, Inc 6,325
9,435 Hecla Mining Co 36,985
3,508 Huntsman Corp 99,452
2,700 * Hycroft Mining Holding Corp 2,997
749 * Ingevity Corp 47,292
373 Innospec, Inc 35,730
4,277 International Flavors & Fragrances, Inc 509,476
6,389 International Paper Co 267,252
149 * Intrepid Potash, Inc 6,748
261 Kaiser Aluminum Corp 20,642
315 Koppers Holdings, Inc 7,132
357 Kronos Worldwide, Inc 6,569
8,417 Linde plc 2,420,140
2,677 * Livent Corp 60,741
1,476 Louisiana-Pacific Corp 77,357
542 * LSB Industries, Inc 7,512
4,456 LyondellBasell Industries NV 389,722
1,039 Martin Marietta Materials, Inc 310,910
300 Materion Corp 22,119
741 Minerals Technologies, Inc 45,453
6,067 Mosaic Co 286,544
1,500 * MP Materials Corp 48,120
371 Myers Industries, Inc 8,433
257 Neenah Inc 8,774
122 NewMarket Corp 36,717
13,641 Newmont Goldcorp Corp 813,958
3,868 * Novagold Resources Inc 18,605

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
4,587 Nucor Corp $ 478,929
2,868 * O-I Glass, Inc 40,152
2,431 Olin Corp 112,507
163 Olympic Steel, Inc 4,197
1,636 * Origin Materials, Inc 8,376
1,050 Orion Engineered Carbons SA 16,307
1,615 Packaging Corp of America 222,063
499 Pactiv Evergreen, Inc 4,970
1,935 * Perimeter Solutions S.A. 20,975
282 * Piedmont Lithium, Inc 10,268
632 * PolyMet Mining Corp 1,738
4,040 PPG Industries, Inc 461,934
868 PQ Group Holdings, Inc 8,550
1,820 *,e PureCycle Technologies, Inc 13,504
201 Quaker Chemical Corp 30,054
376 Ramaco Resources, Inc 4,944
564 * Ranpak Holdings Corp 3,948
877 * Rayonier Advanced Materials, Inc 2,298
1,096 Reliance Steel & Aluminum Co 186,167
687 * Resolute Forest Products 8,766
1,158 Royal Gold, Inc 123,651
2,211 RPM International, Inc 174,050
272 Ryerson Holding Corp 5,791
421 Schnitzer Steel Industries, Inc (Class A) 13,826
670 Schweitzer-Mauduit International, Inc 16,830
716 Scotts Miracle-Gro Co (Class A) 56,557
2,582 Sealed Air Corp 149,033
804 Sensient Technologies Corp 64,770
4,089 Sherwin-Williams Co 915,568
1,204 Silgan Holdings, Inc 49,785
1,617 Sonoco Products Co 92,234
1,339 Southern Copper Corp 66,696
3,317 SSR Mining, Inc 55,394
3,168 Steel Dynamics, Inc 209,563
410 Stepan Co 41,554
1,996 * Summit Materials, Inc 46,487
1,010 SunCoke Energy, Inc 6,878
619 Sylvamo Corp 20,229
717 * TimkenSteel Corp 13,415
394 Tredegar Corp 3,940
716 Trimas Corp 19,826
733 Trinseo plc 28,191
1,767 Tronox Holdings plc 29,686
30 United States Lime & Minerals, Inc 3,168
4,509 United States Steel Corp 80,756
3,271 Valvoline, Inc 94,303
2,283 Vulcan Materials Co 324,414
816 Warrior Met Coal, Inc 24,978
559 Westlake Chemical Corp 54,793
4,393 WestRock Co 175,017
702 Worthington Industries, Inc 30,958
TOTAL MATERIALS 18,533,042
MEDIA & ENTERTAINMENT - 6 .7%
13,252 Activision Blizzard, Inc 1,031,801
988 * Advantage Solutions, Inc 3,754
5,127 * Alphabet, Inc (Class A) 11,173,066
4,683 * Alphabet, Inc (Class C) 10,243,828
3,867 * Altice USA, Inc 35,770
8,836 *,e AMC Entertainment Holdings, Inc 119,728
543 * AMC Networks, Inc 15,812

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
232 * Arena Group Holdings, Inc $ 2,088
380 * Boston Omaha Corp 7,847
92 Cable One, Inc 118,617
544 * Cardlytics, Inc 12,137
1,657 * Cargurus, Inc 35,609
1,131 * Cars.com, Inc 10,665
1,983 * Charter Communications, Inc 929,095
2,021 * Cinemark Holdings, Inc 30,355
6,287 * Clear Channel 6,727
75,900 Comcast Corp (Class A) 2,978,316
315 * Cumulus Media Inc 2,435
17 * Daily Journal Corp 4,400
632 * DHI Group, Inc 3,141
4,043 * DISH Network Corp (Class A) 72,491
4,803 Electronic Arts, Inc 584,285
2,184 * Entercom Communications Corp 2,058
1,005 Entravision Communications Corp (Class A) 4,583
1,205 * Eventbrite Inc 12,375
249 * EverQuote Inc 2,201
916 * EW Scripps Co (Class A) 11,423
5,373 Fox Corp (Class A) 172,796
2,613 Fox Corp (Class B) 77,606
2,993 *,e fuboTV, Inc 7,393
2,328 * Gannett Co, Inc 6,751
1,547 Gray Television, Inc 26,129
1,354 * IAC 102,863
1,779 * iHeartMedia, Inc 14,036
902 * Imax Corp 15,235
556 * Integral Ad Science Holding Corp 5,521
6,397 Interpublic Group of Cos, Inc 176,109
693 John Wiley & Sons, Inc (Class A) 33,098
170 *,e Liberty Braves Group (Class A) 4,276
525 * Liberty Braves Group (Class C) 12,600
413 Liberty Broadband Corp (Class A) 46,896
2,258 * Liberty Broadband Corp (Class C) 261,115
398 * Liberty Media Group (Class A) 23,072
3,453 * Liberty Media Group (Class C) 219,162
1,463 Liberty SiriusXM Group (Class A) 52,727
2,909 * Liberty SiriusXM Group (Class C) 104,869
786 * Lions Gate Entertainment Corp (Class A) 7,318
1,776 * Lions Gate Entertainment Corp (Class B) 15,682
2,523 * Live Nation, Inc 208,349
336 * Madison Square Garden Co 50,736
496 * Madison Square Garden Entertainment Corp 26,100
2,210 * Magnite, Inc 19,625
294 *,e Marcus Corp 4,342
4,748 * Match Group, Inc 330,888
329 * MediaAlpha, Inc 3,241
39,095 * Meta Platforms, Inc 6,304,069
410 * NerdWallet, Inc 3,251
7,404 * Netflix, Inc 1,294,737
2,867 New York Times Co (Class A) 79,989
6,379 News Corp (Class A) 99,385
1,884 News Corp (Class B) 29,937
706 Nexstar Media Group Inc 114,993
3,500 Omnicom Group, Inc 222,635
692 *,e Outbrain, Inc 3,481
89 Paramount Global (Class A) 2,426
9,969 Paramount Global (Class B) 246,035
9,614 * Pinterest, Inc 174,590
1,390 * Playstudios, Inc 5,949

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
1,555 * Playtika Holding Corp $ 20,588
683 * PubMatic, Inc 10,853
1,085 * QuinStreet, Inc 10,915
378 * Reservoir Media, Inc 2,465
7,482 * ROBLOX Corp 245,859
2,026 * Roku, Inc 166,416
438 Scholastic Corp 15,755
862 Sinclair Broadcast Group, Inc (Class A) 17,585
12,646 e Sirius XM Holdings, Inc 77,520
6,587 *,e Skillz, Inc 8,168
2,335 * Spotify Technology S.A. 219,093
1,314 * Stagwell, Inc 7,135
2,686 * Take-Two Interactive Software, Inc 329,116
378 * TechTarget, Inc 24,842
3,889 TEGNA, Inc 81,552
380 * Thryv Holdings, Inc 8,508
1,758 * TripAdvisor, Inc 31,292
1,632 * TrueCar, Inc 4,227
12,745 * Twitter, Inc 476,536
2,350 * Vimeo, Inc 14,147
31,095 * Walt Disney Co 2,935,368
39,844 * Warner Bros Discovery, Inc 534,706
736 * WideOpenWest, Inc 13,403
749 World Wrestling Entertainment, Inc (Class A) 46,805
1,209 * Yelp, Inc 33,574
795 * Ziff Davis Inc 59,251
1,228 * ZipRecruiter, Inc 18,199
4,577 * ZoomInfo Technologies, Inc 152,139
TOTAL MEDIA & ENTERTAINMENT 43,630,636
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .7%
1,510 * 10X Genomics, Inc 68,327
646 * 2seventy bio, Inc 8,527
684 * 4D Molecular Therapeutics, Inc 4,774
306 * Aadi Bioscience, Inc 3,770
30,138 AbbVie, Inc 4,615,936
3,422 * AbCellera Biologics, Inc 36,444
926 * Absci Corp 3,074
2,077 * Acadia Pharmaceuticals, Inc 29,265
997 *,e Aclaris Therapeutics, Inc 13,918
993 * Adagio Therapeutics, Inc 3,257
1,866 * Adaptive Biotechnologies Corp 15,096
441 *,e Adicet Bio, Inc 6,439
3,230 * ADMA Biologics, Inc 6,395
702 * Aerie Pharmaceuticals, Inc 5,265
190 * Aerovate Therapeutics, Inc 2,970
1,962 * Affimed NV 5,435
4,738 * Agenus, Inc 9,192
5,154 Agilent Technologies, Inc 612,141
1,081 * Agios Pharmaceuticals, Inc 23,966
423 * Akero Therapeutics, Inc 3,997
144 * Akoya Biosciences, Inc 1,850
275 * Albireo Pharma, Inc 5,461
1,021 * Alector, Inc 10,373
2,871 * Alkermes plc 85,527
1,319 * Allogene Therapeutics, Inc 15,037
492 *,e Allovir, Inc 1,919
2,045 * Alnylam Pharmaceuticals, Inc 298,263
260 *,e Alpine Immune Sciences, Inc 2,213
308 * ALX Oncology Holdings, Inc 2,492
9,103 Amgen, Inc 2,214,760

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
4,499 * Amicus Therapeutics, Inc $ 48,319
2,013 * Amneal Pharmaceuticals, Inc 6,401
552 * Amphastar Pharmaceuticals, Inc 19,204
177 * Amylyx Pharmaceuticals, Inc 3,409
305 * AnaptysBio, Inc 6,191
1,126 *,e Anavex Life Sciences Corp 11,271
121 * ANI Pharmaceuticals, Inc 3,590
216 * Anika Therapeutics, Inc 4,821
1,504 * Apellis Pharmaceuticals, Inc 68,011
1,513 *,e Arbutus Biopharma Corp 4,100
171 * Arcellx, Inc 3,092
365 *,e Arcturus Therapeutics Holdings, Inc 5,745
799 * Arcus Biosciences, Inc 20,247
576 * Arcutis Biotherapeutics, Inc 12,275
1,723 * Arrowhead Pharmaceuticals Inc 60,667
807 * Arvinas, Inc 33,967
1,368 * Atara Biotherapeutics, Inc 10,657
1,067 * Atea Pharmaceuticals, Inc 7,576
550 *,e Athira Pharma, Inc 1,677
338 * Aura Biosciences, Inc 4,789
2,219 * Aurinia Pharmaceuticals, Inc 22,301
9,898 * Avantor, Inc 307,828
989 * Avid Bioservices, Inc 15,092
858 * Avidity Biosciences, Inc 12,467
493 *,e Axsome Therapeutics, Inc 18,882
1,068 *,e Beam Therapeutics, Inc 41,342
1,205 * Berkeley Lights, Inc 5,989
2,996 * BioCryst Pharmaceuticals, Inc 31,698
2,494 * Biogen, Inc 508,626
1,036 * Biohaven Pharmaceutical Holding Co Ltd 150,956
3,188 * BioMarin Pharmaceutical, Inc 264,190
4,860 *,e Bionano Genomics, Inc 6,707
379 * Bio-Rad Laboratories, Inc (Class A) 187,605
657 Bio-Techne Corp 227,742
830 *,e Bioxcel Therapeutics Inc 10,956
1,143 *,e Bluebird Bio, Inc 4,732
957 * Blueprint Medicines Corp 48,338
1,858 * Bridgebio Pharma, Inc 16,871
36,319 Bristol-Myers Squibb Co 2,796,563
1,252 Brooks Automation, Inc 90,269
1,641 Bruker BioSciences Corp 102,989
647 * C4 Therapeutics, Inc 4,878
679 * Cara Therapeutics, Inc 6,199
831 * CareDx, Inc 17,850
983 * Caribou Biosciences, Inc 5,338
656 *,e Cassava Sciences, Inc 18,447
2,822 * Catalent, Inc 302,772
2,132 * Catalyst Pharmaceuticals, Inc 14,945
777 * Celldex Therapeutics, Inc 20,948
397 * Century Therapeutics, Inc 3,335
887 * Cerevel Therapeutics Holdings, Inc 23,452
837 * Charles River Laboratories International, Inc 179,093
1,023 * ChemoCentryx, Inc 25,350
1,268 * Chimerix, Inc 2,637
854 * Chinook Therapeutics, Inc 14,936
233 * CinCor Pharma, Inc 4,390
970 * Codexis, Inc 10,146
654 * Cogent Biosciences, Inc 5,899
1,104 * Coherus Biosciences, Inc 7,993
773 * Collegium Pharmaceutical, Inc 13,698
1,611 * Corcept Therapeutics, Inc 38,310

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
899 * Crinetics Pharmaceuticals, Inc $ 16,766
1,556 * CTI BioPharma Corp 9,289
427 *,e Cullinan Oncology, Inc 5,474
1,861 * Cytek Biosciences, Inc 19,969
1,352 * Cytokinetics, Inc 53,120
10,967 Danaher Corp 2,780,354
386 *,e Day One Biopharmaceuticals, Inc 6,909
610 * Deciphera Pharmaceuticals, Inc 8,021
1,553 * Denali Therapeutics, Inc 45,705
578 * Design Therapeutics, Inc 8,092
487 * DICE Therapeutics, Inc 7,558
1,903 *,e Dynavax Technologies Corp 23,959
549 *,e Dyne Therapeutics, Inc 3,772
122 * Eagle Pharmaceuticals, Inc 5,420
648 * Edgewise Therapeutics, Inc 5,158
1,182 *,e Editas Medicine, Inc 13,983
426 * Eiger BioPharmaceuticals, Inc 2,684
7,744 * Elanco Animal Health, Inc 152,015
14,377 Eli Lilly & Co 4,661,455
788 * Emergent Biosolutions, Inc 24,460
301 * Enanta Pharmaceuticals, Inc 14,228
2,307 *,e EQRx, Inc 10,820
1,213 *,e Erasca, Inc 6,756
1,139 *,e Esperion Thereapeutics, Inc 7,244
533 * Evolus, Inc 6,183
2,917 * Exact Sciences Corp 114,901
5,221 * Exelixis, Inc 108,701
468 *,e EyePoint Pharmaceuticals, Inc 3,683
1,343 * Fate Therapeutics, Inc 33,280
1,457 * FibroGen, Inc 15,386
410 * Foghorn Therapeutics, Inc 5,576
588 * Forma Therapeutics Holdings, Inc 4,051
532 * Fulcrum Therapeutics, Inc 2,607
744 * Generation Bio Co 4,881
6,579 *,e Geron Corp 10,197
21,416 Gilead Sciences, Inc 1,323,723
1,063 * Global Blood Therapeutics, Inc 33,963
1,085 * Gossamer Bio, Inc 9,081
2,341 * Halozyme Therapeutics, Inc 103,004
405 * Harmony Biosciences Holdings, Inc 19,752
1,529 *,e Heron Therapeutics, Inc 4,266
256 *,e HilleVax, Inc 2,798
3,709 * Horizon Therapeutics Plc 295,830
205 * Icosavax, Inc 1,175
482 * Ideaya Biosciences, Inc 6,652
125 * IGM Biosciences, Inc 2,254
2,643 * Illumina, Inc 487,263
463 * Imago Biosciences, Inc 6,200
2,150 *,e ImmunityBio, Inc 7,998
3,250 * Immunogen, Inc 14,625
609 * Immunovant, Inc 2,375
3,159 * Incyte Corp 239,989
477 * Inhibrx, Inc 5,414
1,186 * Innoviva, Inc 17,505
232 * Inotiv, Inc 2,227
3,572 *,e Inovio Pharmaceuticals, Inc 6,180
1,917 * Insmed, Inc 37,803
1,269 *,e Instil Bio, Inc 5,863
1,275 * Intellia Therapeutics, Inc 65,994
554 *,e Intercept Pharmaceuticals, Inc 7,651
1,517 * Intra-Cellular Therapies, Inc 86,590

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
2,335 * Ionis Pharmaceuticals, Inc $ 86,442
2,420 * Iovance Biotherapeutics, Inc 26,717
3,230 * IQVIA Holdings, Inc 700,878
2,421 * Ironwood Pharmaceuticals, Inc 27,914
343 * iTeos Therapeutics, Inc 7,066
1,903 * IVERIC bio, Inc 18,307
205 *,e Janux Therapeutics, Inc 2,503
1,000 * Jazz Pharmaceuticals plc 156,010
44,874 Johnson & Johnson 7,965,584
745 * Jounce Therapeutics, Inc 2,257
390 * KalVista Pharmaceuticals Inc 3,838
412 * Karuna Therapeutics, Inc 52,122
1,306 * Karyopharm Therapeutics, Inc 5,890
226 * Keros Therapeutics, Inc 6,244
1,049 * Kezar Life Sciences, Inc 8,675
561 * Kiniksa Pharmaceuticals Ltd 5,436
421 *,e Kinnate Biopharma, Inc 5,309
557 * Kodiak Sciences, Inc 4,255
693 * Kronos Bio, Inc 2,523
313 * Krystal Biotech Inc 20,552
1,038 * Kura Oncology, Inc 19,027
584 * Kymera Therapeutics, Inc 11,499
1,227 * Lexicon Pharmaceuticals, Inc 2,282
305 * Ligand Pharmaceuticals, Inc (Class B) 27,212
933 * Liquidia Corp 4,068
2,962 *,e Lyell Immunopharma, Inc 19,312
985 * MacroGenics, Inc 2,906
213 * Madrigal Pharmaceuticals, Inc 15,247
4,140 *,e MannKind Corp 15,773
1,760 * Maravai LifeSciences Holdings, Inc 50,002
1,600 * MaxCyte, Inc 7,568
494 * Medpace Holdings, Inc 73,937
520 * MeiraGTx Holdings plc 3,936
43,154 Merck & Co, Inc 3,934,350
1,159 * Mersana Therapeutics, Inc 5,355
386 * Mettler-Toledo International, Inc 443,425
1,942 * MiMedx Group, Inc 6,739
707 * Mirati Therapeutics, Inc 47,461
270 * Mirum Pharmaceuticals, Inc 5,254
5,848 * Moderna, Inc 835,387
579 * Monte Rosa Therapeutics, Inc 5,599
337 * Morphic Holding, Inc 7,313
1,296 * Myriad Genetics, Inc 23,548
771 * NanoString Technologies, Inc 9,792
1,394 * Natera, Inc 49,403
1,214 * Nautilus Biotechnology, Inc 3,266
3,021 * Nektar Therapeutics 11,480
1,811 * NeoGenomics, Inc 14,760
1,620 * Neurocrine Biosciences, Inc 157,918
653 * NGM Biopharmaceuticals Inc 8,371
547 * Nkarta, Inc 6,739
1,338 *,e Novavax, Inc 68,813
774 * Nurix Therapeutics, Inc 9,807
160 *,e Nuvalent, Inc 2,170
2,669 * Nuvation Bio, Inc 8,648
3,201 *,e Ocugen, Inc 7,266
1,191 * Ocular Therapeutix, Inc 4,788
1,082 * Organogenesis Holdings Inc 5,280
4,364 Organon & Co 147,285
1,649 *,e Outlook Therapeutics, Inc 1,682
3,873 *,e Pacific Biosciences of California, Inc 17,119

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
686 * Pacira BioSciences Inc $ 39,994
479 * Pardes Biosciences, Inc 1,471
2,112 PerkinElmer, Inc 300,369
2,396 Perrigo Co plc 97,206
96,077 Pfizer, Inc 5,037,317
326 *,e Phathom Pharmaceuticals, Inc 2,751
293 Phibro Animal Health Corp 5,605
437 *,e PMV Pharmaceuticals, Inc 6,227
1,279 * Point Biopharma Global, Inc 8,710
590 * Praxis Precision Medicines, Inc 1,445
1,712 *,e Precigen, Inc 2,294
817 * Prestige Consumer Healthcare, Inc. 48,040
1,110 *,† Progenics Pharmaceuticals, Inc 0
486 * Prometheus Biosciences, Inc 13,720
709 * Protagonist Therapeutics, Inc 5,608
594 * Prothena Corp plc 16,127
1,036 *,e Provention Bio, Inc 4,144
1,091 * PTC Therapeutics, Inc 43,705
3,971 * QIAGEN NV 187,431
537 * Quanterix Corp 8,694
1,824 * Quantum-Si, Inc 4,232
784 * Radius Health, Inc 8,130
313 * Rallybio Corp 2,363
468 * RAPT Therapeutics, Inc 8,541
446 *,e Reata Pharmaceuticals, Inc 13,554
2,378 * Recursion Pharmaceuticals, Inc 19,357
1,749 * Regeneron Pharmaceuticals, Inc 1,033,886
696 * REGENXBIO, Inc 17,191
1,314 * Relay Therapeutics, Inc 22,009
488 * Relmada Therapeutics, Inc 9,267
918 * Repligen Corp 149,083
560 * Replimune Group, Inc 9,789
1,100 * Revance Therapeutics, Inc 15,202
1,022 * REVOLUTION Medicines, Inc 19,919
2,948 * Rigel Pharmaceuticals, Inc 3,331
870 * Rocket Pharmaceuticals, Inc 11,971
6,056 Royalty Pharma plc 254,594
944 * Sage Therapeutics, Inc 30,491
1,429 *,e Sana Biotechnology, Inc 9,188
1,935 * Sangamo Therapeutics Inc 8,011
1,378 * Sarepta Therapeutics, Inc 103,295
1,111 * Science 37 Holdings, Inc 2,233
2,283 * Seagen, Inc 403,954
1,011 * Seer, Inc 9,048
1,207 * Seres Therapeutics, Inc 4,140
232 * Sierra Oncology, Inc 12,758
842 SIGA Technologies, Inc 9,750
1,390 *,e Singular Genomics Systems, Inc 5,310
2,472 * SomaLogic, Inc 11,173
6,677 *,e Sorrento Therapeutics, Inc 13,421
1,436 * Sotera Health Co 28,131
574 *,e SpringWorks Therapeutics, Inc 14,132
311 * Stoke Therapeutics, Inc 4,108
725 * Supernus Pharmaceuticals, Inc 20,967
730 * Sutro Biopharma, Inc 3,803
747 * Syndax Pharmaceuticals, Inc 14,372
1,682 * Syneos Health, Inc 120,566
495 * Talaris Therapeutics, Inc 2,232
905 * Tango Therapeutics, Inc 4,100
356 * Tarsus Pharmaceuticals, Inc 5,198
568 *,e Tenaya Therapeutics, Inc 3,198

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
2,181 * TG Therapeutics, Inc $ 9,269
1,031 * Theravance Biopharma, Inc 9,341
6,677 Thermo Fisher Scientific, Inc 3,627,481
393 *,e Theseus Pharmaceuticals, Inc 2,173
940 * Travere Therapeutics, Inc 22,776
593 * Tricida, Inc 5,740
777 * Turning Point Therapeutics Inc 58,469
941 * Twist Bioscience Corp 32,897
356 * Tyra Biosciences, Inc 2,545
1,092 * Ultragenyx Pharmaceutical, Inc 65,149
751 * United Therapeutics Corp 176,966
819 * Vanda Pharmaceuticals, Inc 8,927
2,085 *,e Vaxart Inc 7,297
866 * Vaxcyte, Inc 18,844
5,817 * VBI Vaccines, Inc 4,703
383 *,e Ventyx Biosciences, Inc 4,684
147 * Vera Therapeutics, Inc 2,001
1,155 * Veracyte, Inc 22,985
796 * Vericel Corp 20,043
4,342 * Vertex Pharmaceuticals, Inc 1,223,532
684 * Verve Therapeutics, Inc 10,452
3,056 *,e VG Acquisition Corp 7,579
20,481 Viatris, Inc 214,436
1,193 * Vir Biotechnology, Inc 30,386
484 * Viridian Therapeutics, Inc 5,600
3,518 * VistaGen Therapeutics, Inc 3,096
1,029 * Waters Corp 340,578
1,278 West Pharmaceutical Services, Inc 386,429
962 * Xencor, Inc 26,330
2,754 * Xeris Biopharma Holdings, Inc 4,241
616 * Y-mAbs Therapeutics, Inc 9,320
576 * Zentalis Pharmaceuticals, Inc 16,186
8,074 Zoetis, Inc 1,387,840
966 *,† Zogenix, Inc 657
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 56,299,800
REAL ESTATE - 3 .6%
1,492 Acadia Realty Trust 23,305
1,073 Agree Realty Corp 77,395
1,021 Alexander & Baldwin, Inc 18,327
57 Alexander's, Inc 12,663
2,778 Alexandria Real Estate Equities, Inc 402,893
714 American Assets Trust, Inc 21,206
2,413 American Campus Communities, Inc 155,566
1,878 American Finance Trust, Inc 13,672
4,773 American Homes 4 Rent 169,155
7,851 American Tower Corp 2,006,637
4,437 Americold Realty Trust 133,287
2,744 Apartment Income REIT Corp 114,150
2,744 * Apartment Investment and Management Co 17,562
4,063 Apple Hospitality REIT, Inc 59,604
1,769 Armada Hoffler Properties, Inc 22,714
888 * Ashford Hospitality Trust, Inc 5,310
2,397 AvalonBay Communities, Inc 465,617
428 Bluerock Residential Growth REIT, Inc 11,252
2,732 Boston Properties, Inc 243,093
1,429 BraeMar Hotels & Resorts, Inc 6,130
2,649 Brandywine Realty Trust 25,536
5,352 Brixmor Property Group, Inc 108,164
2,559 Broadstone Net Lease, Inc 52,485
572 Brt Realty Trust 12,292

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
1,599 Camden Property Trust $ 215,034
1,679 CareTrust REIT, Inc 30,961
777 CatchMark Timber Trust, Inc 7,817
493 * CBL & Associates Properties, Inc 11,581
5,770 CBRE Group, Inc 424,730
203 Cedar Realty Trust, Inc 5,844
275 Centerspace 22,426
919 * Chatham Lodging Trust 9,604
707 City Office REIT, Inc 9,156
588 Clipper Realty, Inc 4,539
544 Community Healthcare Trust, Inc 19,698
4,824 * Compass, Inc 17,415
2,132 Corporate Office Properties Trust 55,837
2,578 Cousins Properties, Inc 75,355
7,329 Crown Castle International Corp 1,234,057
91 CTO Realty Growth, Inc 5,562
3,658 CubeSmart 156,270
2,415 * Cushman & Wakefield plc 36,805
3,453 * DiamondRock Hospitality Co 28,349
4,847 Digital Realty Trust, Inc 629,286
9,679 * DigitalBridge Group, Inc 47,234
4,896 Diversified Healthcare Trust 8,911
2,671 * Doma Holdings, Inc 2,751
1,341 Douglas Elliman, Inc 6,423
2,632 Douglas Emmett, Inc 58,904
6,484 Duke Realty Corp 356,296
1,427 Easterly Government Properties, Inc 27,170
673 EastGroup Properties, Inc 103,864
3,012 Empire State Realty Trust, Inc 21,174
1,375 EPR Properties 64,529
1,553 Equinix, Inc 1,020,352
1,868 * Equity Commonwealth 51,426
3,060 Equity Lifestyle Properties, Inc 215,638
6,436 Equity Residential 464,808
1,947 Essential Properties Realty Trust, Inc 41,841
1,143 Essex Property Trust, Inc 298,906
1,235 e eXp World Holdings Inc 14,536
2,226 Extra Space Storage, Inc 378,687
729 Farmland Partners, Inc 10,060
1,347 Federal Realty Investment Trust 128,962
1,998 First Industrial Realty Trust, Inc 94,865
240 * Forestar Group, Inc 3,286
1,235 Four Corners Property Trust, Inc 32,839
1,621 Franklin Street Properties Corp 6,760
102 * FRP Holdings, Inc 6,156
3,696 Gaming and Leisure Properties, Inc 169,499
763 Getty Realty Corp 20,219
475 Gladstone Commercial Corp 8,949
687 Gladstone Land Corp 15,224
1,151 Global Medical REIT, Inc 12,926
1,848 Global Net Lease, Inc 26,168
2,421 Healthcare Realty Trust, Inc 65,851
3,603 Healthcare Trust of America, Inc 100,560
9,296 Healthpeak Properties Inc 240,859
697 * Hersha Hospitality Trust 6,838
1,796 Highwoods Properties, Inc 61,405
12,302 Host Hotels and Resorts, Inc 192,895
692 * Howard Hughes Corp 47,091
2,438 Hudson Pacific Properties 36,180
3,525 Independence Realty Trust, Inc 73,073
50 Indus Realty Trust, Inc 2,968

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
1,471 Industrial Logistics Properties Trust $ 20,712
439 Innovative Industrial Properties, Inc 48,233
1,002 InvenTrust Properties Corp 25,842
9,905 Invitation Homes, Inc 352,420
4,939 Iron Mountain, Inc 240,480
1,070 iStar Inc 14,670
2,053 JBG SMITH Properties 48,533
906 * Jones Lang LaSalle, Inc 158,423
2,137 Kennedy-Wilson Holdings, Inc 40,475
1,970 Kilroy Realty Corp 103,090
10,503 Kimco Realty Corp 207,644
3,663 Kite Realty Group Trust 63,333
1,519 Lamar Advertising Co 133,626
5,428 Lexington Realty Trust 58,297
1,287 Life Storage, Inc 143,706
917 LTC Properties, Inc 35,204
3,615 Macerich Co 31,487
1,437 * Mack-Cali Realty Corp 19,026
406 Marcus & Millichap, Inc 15,018
9,560 Medical Properties Trust, Inc 145,981
1,928 Mid-America Apartment Communities, Inc 336,764
885 National Health Investors, Inc 53,640
3,311 National Retail Properties, Inc 142,373
1,216 National Storage Affiliates Trust 60,885
652 NETSTREIT Corp 12,303
2,520 Newmark Group, Inc 24,368
131 Nexpoint Real Estate Finance, Inc 2,655
478 NexPoint Residential Trust, Inc 29,880
1,220 * Offerpad Solutions, Inc 2,660
965 Office Properties Income Trust 19,252
3,987 Omega Healthcare Investors, Inc 112,394
254 One Liberty Properties, Inc 6,599
8,055 *,e Opendoor Technologies, Inc 37,939
914 Orion Office REIT, Inc 10,017
2,712 Outfront Media, Inc 45,968
3,099 Paramount Group, Inc 22,406
4,260 Park Hotels & Resorts, Inc 57,808
2,135 Pebblebrook Hotel Trust 35,377
1,776 Phillips Edison & Co, Inc 59,336
3,336 Physicians Realty Trust 58,213
2,219 Piedmont Office Realty Trust, Inc 29,113
445 Plymouth Industrial REIT, Inc 7,805
255 Postal Realty Trust, Inc 3,799
1,281 PotlatchDeltic Corp 56,607
12,715 Prologis, Inc 1,495,920
358 PS Business Parks, Inc 67,000
2,624 Public Storage, Inc 820,446
2,525 Rayonier, Inc 94,384
349 Re/Max Holdings, Inc 8,557
2,208 * Realogy Holdings Corp 21,705
9,874 Realty Income Corp 673,999
2,098 *,e Redfin Corp 17,288
2,945 Regency Centers Corp 174,668
2,533 Retail Opportunities Investment Corp 39,971
2,539 Rexford Industrial Realty, Inc 146,221
3,244 RLJ Lodging Trust 35,781
497 RMR Group, Inc 14,090
1,201 RPT Realty 11,806
875 * Ryman Hospitality Properties 66,526
3,697 Sabra Healthcare REIT, Inc 51,647
319 Safehold, Inc 11,283

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
370 Saul Centers, Inc $ 17,431
1,869 SBA Communications Corp 598,173
793 * Seritage Growth Properties 4,132
3,197 Service Properties Trust 16,720
5,663 Simon Property Group, Inc 537,532
2,580 SITE Centers Corp 34,753
1,292 SL Green Realty Corp 59,626
1,927 Spirit Realty Capital, Inc 72,802
747 St. Joe Co 29,551
2,713 STAG Industrial, Inc 83,777
3,908 STORE Capital Corp 101,921
152 * Stratus Properties, Inc 4,898
2,137 * Summit Hotel Properties, Inc 15,536
1,939 Sun Communities, Inc 308,999
4,344 * Sunstone Hotel Investors, Inc 43,092
1,735 Tanger Factory Outlet Centers, Inc 24,672
268 * Tejon Ranch Co 4,159
1,413 Terreno Realty Corp 78,746
52 * Transcontinental Realty Investors, Inc 2,069
5,209 UDR, Inc 239,822
567 UMH Properties, Inc 10,013
3,661 Uniti Group, Inc 34,487
198 Universal Health Realty Income Trust 10,536
2,537 Urban Edge Properties 38,588
1,302 Urstadt Biddle Properties, Inc (Class A) 21,092
6,969 Ventas, Inc 358,416
15,899 VICI Properties, Inc 473,631
3,062 Vornado Realty Trust 87,543
1,848 Washington REIT 39,381
7,513 Welltower, Inc 618,696
2,135 *,e WeWork, Inc 10,718
12,934 Weyerhaeuser Co 428,374
550 Whitestone REIT 5,913
2,991 WP Carey, Inc 247,834
2,302 * Xenia Hotels & Resorts, Inc 33,448
1,056 * Zillow Group, Inc (Class A) 33,591
2,878 * Zillow Group, Inc (Class C) 91,377
TOTAL REAL ESTATE 23,433,126
RETAILING - 5 .3%
426 * 1-800-FLOWERS.COM, Inc (Class A) 4,051
591 * 1stdibs.com, Inc 3,363
667 Aaron's Co, Inc 9,705
912 * Abercrombie & Fitch Co (Class A) 15,431
1,229 Academy Sports & Outdoors, Inc 43,679
1,052 Advance Auto Parts, Inc 182,091
151,364 * Amazon.com, Inc 16,076,370
2,547 American Eagle Outfitters, Inc 28,475
122 * America's Car-Mart, Inc 12,273
1,783 Arko Corp 14,549
346 * Asbury Automotive Group, Inc 58,592
695 * Autonation, Inc 77,673
339 * AutoZone, Inc 728,552
1,577 * BARK, Inc 2,019
4,095 Bath & Body Works, Inc 110,237
1,949 *,e Bed Bath & Beyond, Inc 9,687
3,440 Best Buy Co, Inc 224,254
365 e Big 5 Sporting Goods Corp 4,092
638 e Big Lots, Inc 13,379
455 * Boot Barn Holdings, Inc 31,354
526 Buckle, Inc 14,565

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
RETAILING—continued
200 Build-A-Bear Workshop, Inc $ 3,284
1,130 * Burlington Stores, Inc 153,940
639 Caleres, Inc 16,767
670 e Camping World Holdings, Inc 14,465
2,760 * CarMax, Inc 249,725
961 * CarParts.com, Inc 6,669
1,750 *,e Carvana Co 39,515
368 Cato Corp (Class A) 4,272
2,088 * Chico's FAS, Inc 10,377
288 * Children's Place, Inc 11,209
207 * Citi Trends, Inc 4,896
291 * Conn's, Inc 2,334
508 * Container Store Group, Inc 3,165
10,132 * ContextLogic, Inc 16,211
1,238 Designer Brands, Inc 16,168
919 * Destination XL Group, Inc 3,115
954 e Dick's Sporting Goods, Inc 71,903
77 e Dillard's, Inc (Class A) 16,984
3,897 Dollar General Corp 956,480
3,623 * Dollar Tree, Inc 564,645
4,249 * DoorDash, Inc 272,658
144 * Duluth Holdings, Inc 1,374
9,663 eBay, Inc 402,657
2,188 * Etsy, Inc 160,183
1,112 *,e EVgo, Inc 6,683
961 * Express Parent LLC 1,884
969 * Five Below, Inc 109,914
1,672 * Floor & Decor Holdings, Inc 105,269
1,404 Foot Locker, Inc 35,451
429 Franchise Group, Inc 15,045
389 * Funko, Inc 8,682
1,138 *,e GameStop Corp (Class A) 139,177
3,094 Gap, Inc 25,495
313 * Genesco, Inc 15,622
2,363 Genuine Parts Co 314,279
290 Group 1 Automotive, Inc 49,242
354 *,e Groupon, Inc 4,000
934 *,e GrowGeneration Corp 3,353
707 Guess?, Inc 12,054
286 Haverty Furniture Cos, Inc 6,629
269 Hibbett Sports, Inc 11,758
17,613 Home Depot, Inc 4,830,718
2,193 Kohl's Corp 78,268
221 * Lands' End, Inc 2,347
2,409 *,e Leslie's, Inc 36,569
484 * Liquidity Services, Inc 6,505
472 Lithia Motors, Inc (Class A) 129,710
4,507 LKQ Corp 221,249
11,257 Lowe's Companies, Inc 1,966,260
442 * Lumber Liquidators, Inc 4,142
4,862 Macy's, Inc 89,072
389 * MarineMax, Inc 14,051
566 Monro Muffler, Inc 24,270
343 Murphy USA, Inc 79,874
1,477 * National Vision Holdings, Inc 40,618
1,826 Nordstrom, Inc 38,583
797 * ODP Corp 24,101
1,041 * Ollie's Bargain Outlet Holdings, Inc 61,159
180 * OneWater Marine, Inc 5,949
1,115 * O'Reilly Automotive, Inc 704,412
752 *,e Overstock.com, Inc 18,808

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
RETAILING—continued
512 Penske Auto Group, Inc $ 53,601
1,122 * Petco Health & Wellness Co, Inc 16,538
306 e PetMed Express, Inc 6,089
667 Pool Corp 234,270
1,286 *,e Porch Group, Inc 3,292
815 * Poshmark, Inc 8,240
1,517 * Quotient Technology, Inc 4,506
6,780 Qurate Retail Group, Inc QVC Group 19,459
1,403 *,e RealReal, Inc 3,493
1,063 * Rent the Runway, Inc 3,263
1,084 Rent-A-Center, Inc 21,084
610 * Revolve Group, Inc 15,805
289 * RH 61,343
5,850 Ross Stores, Inc 410,846
178 * RumbleON, Inc 2,618
2,062 * Sally Beauty Holdings, Inc 24,579
406 Shoe Carnival, Inc 8,774
366 Shutterstock, Inc 20,975
819 Signet Jewelers Ltd 43,784
441 * Sleep Number Corp 13,649
455 Sonic Automotive, Inc (Class A) 16,667
689 * Sportsman's Warehouse Holdings, Inc 6,608
1,508 * Stitch Fix Inc 7,450
7,871 Target Corp 1,111,621
1,347 * ThredUp, Inc 3,368
297 Tilly's, Inc 2,085
19,929 TJX Companies, Inc 1,113,035
1,905 Tractor Supply Co 369,284
232 * TravelCenters of America, Inc 7,997
859 * Ulta Beauty, Inc 331,127
1,237 * Urban Outfitters, Inc 23,082
1,365 * Victoria's Secret & Co 38,179
448 Vivid Seats, Inc 3,347
2,078 *,e Volta, Inc 2,701
1,287 * Warby Parker, Inc 14,492
1,297 *,e Wayfair, Inc 56,497
1,203 Williams-Sonoma, Inc 133,473
37 Winmark Corp 7,236
576 *,e Xometry, Inc 19,544
314 * Zumiez, Inc 8,164
TOTAL RETAILING 34,160,754
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4 .6%
759 * ACM Research, Inc 12,774
27,549 * Advanced Micro Devices, Inc 2,106,672
579 * Allegro MicroSystems, Inc 11,979
302 * Alpha & Omega Semiconductor Ltd 10,069
567 * Ambarella, Inc 37,116
1,455 Amkor Technology, Inc 24,662
8,887 Analog Devices, Inc 1,298,302
15,073 Applied Materials, Inc 1,371,342
320 *,e Atomera, Inc 3,002
510 * Axcelis Technologies, Inc 27,968
582 * AXT, Inc 3,410
6,812 Broadcom, Inc 3,309,338
333 * Ceva, Inc 11,175
1,003 * Cirrus Logic, Inc 72,758
434 CMC Materials, Inc 75,729
772 * Cohu, Inc 21,423
405 * Credo Technology Group Holding Ltd 4,730
97 * CyberOptics Corp 3,389

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
836 * Diodes, Inc $ 53,980
2,241 * Enphase Energy, Inc 437,533
2,358 Entegris, Inc 217,243
1,763 * First Solar, Inc 120,113
1,150 * Formfactor, Inc 44,539
991 * GLOBALFOUNDRIES, Inc 39,977
434 * Ichor Holdings Ltd 11,275
285 * Impinj, Inc 16,721
1,578 * indie Semiconductor, Inc 8,995
69,354 Intel Corp 2,594,533
2,554 KLA Corp 814,930
970 Kulicke & Soffa Industries, Inc 41,526
2,369 Lam Research Corp 1,009,549
2,478 * Lattice Semiconductor Corp 120,183
799 * MACOM Technology Solutions Holdings, Inc 36,834
14,438 Marvell Technology, Inc 628,486
1,137 * MaxLinear, Inc 38,635
9,072 Microchip Technology, Inc 526,902
19,020 Micron Technology, Inc 1,051,426
1,013 MKS Instruments, Inc 103,964
785 Monolithic Power Systems, Inc 301,471
943 * Nanometrics, Inc 65,765
813 * NeoPhotonics Corp Ltd 12,788
41,076 NVIDIA Corp 6,226,711
7,472 * ON Semiconductor Corp 375,916
409 * PDF Solutions, Inc 8,798
1,020 * Photronics, Inc 19,870
990 Power Integrations, Inc 74,260
1,887 * Qorvo, Inc 177,982
19,108 QUALCOMM, Inc 2,440,856
2,225 * Rambus, Inc 47,815
463 *,e Rigetti Computing, Inc 1,699
1,815 *,e Rockley Photonics Holdings Ltd 3,957
1,200 * Semtech Corp 65,964
653 * Silicon Laboratories, Inc 91,564
272 * SiTime Corp 44,344
106 *,e SkyWater Technology, Inc 638
2,765 Skyworks Solutions, Inc 256,150
592 * SMART Global Holdings, Inc 9,691
1,332 *,e SunPower Corp 21,059
653 * Synaptics, Inc 77,087
2,737 Teradyne, Inc 245,098
15,715 Texas Instruments, Inc 2,414,610
398 *,e Transphorm, Inc 1,516
789 * Ultra Clean Holdings 23,488
754 Universal Display Corp 76,260
729 * Veeco Instruments, Inc 14,143
1,899 * Wolfspeed Inc 120,492
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 29,543,174
SOFTWARE & SERVICES - 13 .5%
1,702 * 8x8, Inc 8,765
978 A10 Networks, Inc 14,064
10,813 Accenture plc 3,002,229
2,058 * ACI Worldwide, Inc 53,282
8,060 * Adobe, Inc 2,950,444
2,975 * Affirm Holdings, Inc 53,729
400 * Agilysys, Inc 18,908
2,729 * Akamai Technologies, Inc 249,240
790 * Alarm.com Holdings, Inc 48,869
641 *,e Alkami Technology, Inc 8,904

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
708 * Altair Engineering, Inc $ 37,170
994 * Alteryx, Inc 48,130
2,168 Amdocs Ltd 180,616
370 American Software, Inc (Class A) 5,979
894 * Amplitude, Inc 12,775
1,525 * Ansys, Inc 364,917
306 * Appfolio, Inc 27,736
674 *,e Appian Corp 31,921
3,826 * AppLovin Corp 131,767
350 * Arteris, Inc 2,440
1,244 * Asana, Inc 21,870
492 * Aspen Technology, Inc 90,371
2,365 * Atlassian Corp plc 443,201
3,745 * Autodesk, Inc 643,990
7,121 Automatic Data Processing, Inc 1,495,695
1,410 * Avalara, Inc 99,546
1,505 * Avaya Holdings Corp 3,371
2,036 * AvePoint, Inc 8,836
2,445 * AvidXchange Holdings, Inc 15,012
527 * Benefitfocus, Inc 4,100
2,759 Bentley Systems, Inc 91,875
1,087 * BigCommerce Holdings, Inc 17,609
1,647 * Bill.Com Holdings, Inc 181,071
2,568 * Black Knight, Inc 167,922
919 * Blackbaud, Inc 53,366
875 * Blackline, Inc 58,275
3,507 * Blend Labs, Inc 8,277
8,737 * Block, Inc 536,976
2,369 * Box, Inc 59,557
829 Bread Financial Holdings, Inc 30,723
653 * Brightcove, Inc 4,127
1,981 Broadridge Financial Solutions, Inc 282,392
1,775 * BTRS Holdings, Inc 8,840
1,441 * Bumble, Inc 40,564
1,024 *,e C3.ai, Inc 18,698
4,697 * Cadence Design Systems, Inc 704,691
923 * Cantaloupe, Inc 5,169
222 Cass Information Systems, Inc 7,504
2,611 * CCC Intelligent Solutions Holdings, Inc 24,021
2,060 CDK Global, Inc 112,826
810 * Cerberus Cyber Sentinel Corp 2,916
664 * Cerence Inc 16,753
2,180 * Ceridian HCM Holding, Inc 102,634
499 * ChannelAdvisor Corp 7,275
2,198 Citrix Systems, Inc 213,580
600 *,e Cleanspark, Inc 2,352
1,045 * Clear Secure, Inc 20,900
4,715 * Cloudflare, Inc 206,281
8,916 Cognizant Technology Solutions Corp (Class A) 601,741
679 * Commvault Systems, Inc 42,709
752 Concentrix Corp 102,001
3,045 * Conduent, Inc 13,154
2,093 * Confluent, Inc 48,641
265 * Consensus Cloud Solutions, Inc 11,575
3,467 * Core Scientific, Inc 5,166
485 * Couchbase, Inc 7,964
1,237 * Coupa Software, Inc 70,633
3,558 * Crowdstrike Holdings, Inc 599,737
430 *,e CS Disco, Inc 7,757
520 CSG Systems International, Inc 31,034
1,339 *,e Cvent Holding Corp 6,186

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
609 * Cyxtera Technologies, Inc $ 6,906
4,382 * Datadog, Inc 417,342
348 *,e Digimarc Corp 4,921
1,549 * Digital Turbine, Inc 27,061
1,273 * DigitalOcean Holdings, Inc 52,651
3,281 * DocuSign, Inc 188,264
1,151 Dolby Laboratories, Inc (Class A) 82,366
549 * Domo, Inc 15,262
1,002 * DoubleVerify Holdings, Inc 22,715
5,083 * Dropbox, Inc 106,692
1,275 * Duck Creek Technologies, Inc 18,934
4,238 * DXC Technology Co 128,454
3,263 * Dynatrace, Inc 128,693
3,144 * E2open Parent Holdings, Inc 24,460
387 Ebix, Inc 6,540
543 * eGain Corp 5,294
1,268 * Elastic NV 85,806
349 * Enfusion, Inc 3,563
562 * EngageSmart, Inc 9,037
884 * Envestnet, Inc 46,649
940 * EPAM Systems, Inc 277,093
849 * Euronet Worldwide, Inc 85,401
638 * Everbridge, Inc 17,794
472 * EverCommerce, Inc 4,267
941 EVERTEC, Inc 34,704
774 * Evo Payments, Inc 18,205
511 * ExlService Holdings, Inc 75,286
439 * Fair Isaac Corp 175,995
1,817 *,e Fastly, Inc 21,095
10,411 Fidelity National Information Services, Inc 954,376
3,955 * FireEye, Inc 86,298
10,184 * Fiserv, Inc 906,071
1,139 * Five9, Inc 103,808
1,300 * FleetCor Technologies, Inc 273,143
1,015 * Flywire Corp 17,894
11,265 * Fortinet, Inc 637,374
1,347 * Gartner, Inc 325,745
3,194 Genpact Ltd 135,298
4,796 Global Payments, Inc 530,629
671 * Globant S.A. 116,754
2,799 * GoDaddy, Inc 194,698
699 * Grid Dynamics Holdings, Inc 11,757
1,102 * GTY Technology Holdings Inc 6,899
1,428 * Guidewire Software, Inc 101,374
450 Hackett Group, Inc 8,537
770 * HubSpot, Inc 231,501
280 * I3 Verticals, Inc 7,006
112 * IBEX Ltd 1,889
477 * Informatica, Inc 9,907
412 Information Services Group, Inc 2,785
227 * Instructure Holdings, Inc 5,153
291 * Intapp, Inc 4,260
539 InterDigital, Inc 32,771
15,297 International Business Machines Corp 2,159,783
339 * International Money Express Inc 6,939
4,650 Intuit, Inc 1,792,296
1,261 *,e IronNet, Inc 2,787
1,263 Jack Henry & Associates, Inc 227,365
1,086 * Jamf Holding Corp 26,900
1,353 * Kaleyra, Inc 2,760
1,215 * KnowBe4, Inc 18,978

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
3,094 * Kyndryl Holdings, Inc $ 30,259
2,256 * Latch, Inc 2,572
2,061 *,e Limelight Networks, Inc 4,761
1,122 * Liveperson, Inc 15,865
1,208 * LiveRamp Holdings, Inc 31,179
1,296 * LiveVox Holdings, Inc 2,151
1,102 * Manhattan Associates, Inc 126,289
1,642 *,e Marathon Digital Holdings, Inc 8,768
7,301 * Marqeta, Inc 59,211
14,681 Mastercard, Inc (Class A) 4,631,562
3,747 * Matterport, Inc 13,714
1,185 MAXIMUS, Inc 74,074
365 * MeridianLink, Inc 6,096
127,589 Microsoft Corp 32,768,683
157 *,e MicroStrategy, Inc (Class A) 25,795
781 * Mitek Systems, Inc 7,216
704 * Model N, Inc 18,008
1,365 * MoneyGram International, Inc 13,650
1,092 * MongoDB, Inc 283,374
1,055 * N-Able, Inc 9,495
931 *,e nCino OpCo, Inc 28,787
2,313 * NCR Corp 71,957
885 * New Relic, Inc 44,294
1,018 * NextNav, Inc 2,311
9,648 NortonLifelock, Inc 211,870
3,276 * Nutanix, Inc 47,928
2,107 * Okta, Inc 190,473
1,468 * Olo, Inc 14,489
710 * ON24, Inc 6,738
634 * OneSpan, Inc 7,545
25,840 Oracle Corp 1,805,441
1,327 * Pagerduty, Inc 32,883
30,694 * Palantir Technologies, Inc 278,395
1,663 * Palo Alto Networks, Inc 821,422
1,026 * Paya Holdings, Inc 6,741
5,432 Paychex, Inc 618,542
896 * Paycom Software, Inc 250,988
779 *,e Paycor HCM, Inc 20,254
625 * Paylocity Holding Corp 109,013
3,424 * Payoneer Global, Inc 13,422
19,779 * PayPal Holdings, Inc 1,381,365
7,813 *,e Paysafe Ltd 15,235
748 Pegasystems, Inc 35,784
509 * Perficient, Inc 46,670
203 * PFSweb, Inc 2,387
1,198 * Ping Identity Holding Corp 21,732
1,155 * Procore Technologies, Inc 52,425
766 Progress Software Corp 34,700
671 * PROS Holdings, Inc 17,600
1,840 * PTC, Inc 195,666
877 * Q2 Holdings, Inc 33,826
667 * Qualys, Inc 84,135
738 *,e Rackspace Technology, Inc 5,291
930 * Rapid7, Inc 62,124
1,393 * Remitly Global, Inc 10,670
1,337 * Repay Holdings Corp 17,180
1,545 * Rimini Street, Inc 9,285
1,417 * RingCentral, Inc 74,052
1,957 *,e Riot Blockchain, Inc 8,200
1,821 Roper Technologies, Inc 718,658
5,391 * Sabre Corp 31,430

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
1,565 * SailPoint Technologies Holding, Inc $ 98,094
16,321 * salesforce.com, Inc 2,693,618
433 Sapiens International Corp NV 10,474
96 * SecureWorks Corp 1,043
2,915 * SentinelOne, Inc 68,007
3,429 * ServiceNow, Inc 1,630,558
854 * Shift4 Payments, Inc 28,233
307 * ShotSpotter, Inc 8,261
1,429 * Skillsoft Corp 5,030
2,057 * Smartsheet, Inc 64,652
3,368 * Snowflake, Inc 468,354
668 SolarWinds Corp 6,847
2,799 * Splunk, Inc 247,600
904 * Sprout Social, Inc 52,495
599 * SPS Commerce, Inc 67,717
519 *,e Squarespace, Inc 10,858
3,873 SS&C Technologies Holdings, Inc 224,905
4,668 * StoneCo Ltd 35,944
1,401 * Sumo Logic, Inc 10,494
2,089 * SVMK, Inc 18,383
2,200 Switch, Inc 73,700
2,617 * Synopsys, Inc 794,783
904 * Telos Corp 7,304
1,778 * Tenable Holdings, Inc 80,739
1,844 * Teradata Corp 68,246
3,748 * Toast, Inc 48,499
7,448 * Trade Desk, Inc 311,997
369 TTEC Holdings, Inc 25,051
143 *,e Tucows, Inc 6,365
1,255 * Turing Holding Corp 17,708
2,852 * Twilio, Inc 239,026
718 * Tyler Technologies, Inc 238,721
6,303 * UiPath, Inc 114,652
1,098 * Unisys Corp 13,209
3,542 * Unity Software, Inc 130,416
395 * Upland Software, Inc 5,735
826 *,e UserTesting, Inc 4,147
1,710 * Varonis Systems, Inc 50,137
1,154 * Verint Systems, Inc 48,872
1,657 * VeriSign, Inc 277,266
988 *,e Veritone, Inc 6,452
2,291 * Verra Mobility Corp 35,992
187 * Viant Technology, Inc 950
28,071 Visa, Inc (Class A) 5,526,899
3,584 VMware, Inc (Class A) 408,504
3,895 * Vonage Holdings Corp 73,382
6,792 Western Union Co 111,864
739 * WEX, Inc 114,959
902 * Wix.com Ltd 59,126
1,259 * WM Technology, Inc 4,142
3,223 * Workday, Inc 449,866
767 * Workiva, Inc 50,614
1,587 Xperi Holding Corp 22,900
1,753 * Yext, Inc 8,379
2,019 * Zendesk, Inc 149,547
640 * Zeta Global Holdings Corp 2,893
4,272 * Zoom Video Communications, Inc 461,248
1,385 * Zscaler, Inc 207,071
1,687 * Zuora Inc 15,099
TOTAL SOFTWARE & SERVICES 87,241,191

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 7 .2%
2,107 * 3D Systems Corp $ 20,438
380 * 908 Devices, Inc 7,824
806 Adtran, Inc 14,129
617 Advanced Energy Industries, Inc 45,029
1,957 * Aeva Technologies, Inc 6,125
1,341 *,e Akoustis Technologies, Inc 4,962
10,075 Amphenol Corp (Class A) 648,628
260,678 Apple, Inc 35,639,896
4,063 * Arista Networks, Inc 380,866
1,538 * Arlo Technologies, Inc 9,643
1,135 * Arrow Electronics, Inc 127,222
170 * Aviat Networks, Inc 4,257
612 * Avid Technology, Inc 15,881
1,668 Avnet, Inc 71,524
438 Badger Meter, Inc 35,430
636 Belden CDT, Inc 33,880
773 Benchmark Electronics, Inc 17,439
909 * Calix, Inc 31,033
141 * Cambium Networks Corp 2,066
1,029 * Casa Systems, Inc 4,044
2,317 CDW Corp 365,067
2,665 * Ciena Corp 121,790
70,924 Cisco Systems, Inc 3,024,199
153 * Clearfield, Inc 9,478
2,887 Cognex Corp 122,755
405 * Coherent, Inc 107,819
3,317 * CommScope Holding Co, Inc 20,300
356 Comtech Telecommunications Corp 3,229
12,918 Corning, Inc 407,046
426 * Corsair Gaming, Inc 5,593
485 CTS Corp 16,514
4,541 Dell Technologies, Inc 209,840
400 * Digi International, Inc 9,688
284 * DZS, Inc 4,621
830 * Eastman Kodak Co 3,851
404 * ePlus, Inc 21,460
1,500 * Evolv Technologies Holdings, Inc 3,990
1,698 * Extreme Networks, Inc 15,146
1,062 * F5 Networks, Inc 162,528
683 * Fabrinet 55,391
288 * FARO Technologies, Inc 8,879
319 *,e Focus Universal, Inc 3,643
1,256 * Harmonic, Inc 10,890
22,442 Hewlett Packard Enterprise Co 297,581
17,965 HP, Inc 588,893
376 * Identiv, Inc 4,354
1,784 *,e II-VI, Inc 90,895
2,966 * Infinera Corp 15,898
1,471 *,e Inseego Corp 2,780
594 * Insight Enterprises, Inc 51,250
1,889 * IonQ, Inc 8,274
631 * IPG Photonics Corp 59,396
678 * Itron, Inc 33,514
2,422 Jabil Inc 124,031
5,587 Juniper Networks, Inc 159,229
3,121 * Keysight Technologies, Inc 430,230
548 * Kimball Electronics, Inc 11,015
1,352 * Knowles Corp 23,430
1,886 *,e Lightwave Logic, Inc 12,334
375 Littelfuse, Inc 95,265
1,153 * Lumentum Holdings, Inc 91,571

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
569 Methode Electronics, Inc $ 21,076
2,725 *,e Microvision, Inc 10,464
1,899 *,e Mirion Technologies, Inc 10,938
2,823 Motorola Solutions, Inc 591,701
342 * Napco Security Technologies, Inc 7,042
2,304 National Instruments Corp 71,954
3,817 NetApp, Inc 249,021
505 * Netgear, Inc 9,353
1,389 * Netscout Systems, Inc 47,018
829 * nLight, Inc 8,472
592 * Novanta, Inc 71,792
641 * Ondas Holdings, Inc 3,455
280 * OSI Systems, Inc 23,923
2,778 *,e Ouster, Inc 4,500
404 *,e PAR Technology Corp 15,146
196 PC Connection, Inc 8,634
679 * Plantronics, Inc 26,943
521 * Plexus Corp 40,899
4,619 * Pure Storage, Inc 118,754
1,053 * Ribbon Communications, Inc 3,201
262 * Rogers Corp 68,668
1,157 * Sanmina Corp 47,125
463 * Scansource, Inc 14,418
1,918 * SmartRent, Inc 8,669
764 * Super Micro Computer, Inc 30,827
765 SYNNEX Corp 69,692
797 * Teledyne Technologies, Inc 298,963
4,356 * Trimble Inc 253,650
1,439 * TTM Technologies, Inc 17,988
301 * Turtle Beach Corp 3,681
125 e Ubiquiti, Inc 31,026
3,723 * Velodyne Lidar, Inc 3,556
1,095 * Viasat, Inc 33,540
4,189 * Viavi Solutions, Inc 55,420
2,099 Vishay Intertechnology, Inc 37,404
301 * Vishay Precision Group, Inc 8,768
2,801 Vontier Corp 64,395
5,297 * Western Digital Corp 237,465
2,215 Xerox Holdings Corp 32,893
901 * Zebra Technologies Corp (Class A) 264,849
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 46,861,256
TELECOMMUNICATION SERVICES - 1 .3%
184 * Anterix, Inc 7,557
122,091 AT&T, Inc 2,559,027
251 ATN International, Inc 11,774
378 * Bandwidth Inc 7,114
1,555 * Charge Enterprises, Inc 7,417
772 Cogent Communications Group, Inc 46,907
1,064 * Consolidated Communications Holdings, Inc 7,448
740 * EchoStar Corp (Class A) 14,282
3,950 * Frontier Communications Parent, Inc 92,983
10,525 * Globalstar, Inc 12,946
987 * Gogo, Inc 15,980
350 * IDT Corp (Class B) 8,802
2,020 * Iridium Communications, Inc 75,871
975 *,e KORE Group Holdings, Inc 2,993
681 * Liberty Latin America Ltd (Class A) 5,312
2,483 * Liberty Latin America Ltd (Class C) 19,343
17,584 Lumen Technologies, Inc 191,841
365 * Ooma, Inc 4,322

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TELECOMMUNICATION SERVICES—continued
1,168 * Radius Global Infrastructure, Inc $ 17,824
869 Shenandoah Telecom Co 19,292
1,775 Telephone & Data Systems, Inc 28,027
10,014 * T-Mobile US, Inc 1,347,284
247 * US Cellular Corp 7,153
71,767 Verizon Communications, Inc 3,642,175
TOTAL TELECOMMUNICATION SERVICES 8,153,674
TRANSPORTATION - 1 .8%
1,148 * Air Transport Services Group, Inc 32,982
2,129 * Alaska Air Group, Inc 85,266
268 * Allegiant Travel Co 30,308
157 Amerco, Inc 75,082
10,876 * American Airlines Group, Inc 137,908
424 ArcBest Corp 29,837
421 * Atlas Air Worldwide Holdings, Inc 25,980
514 * Avis Budget Group, Inc 75,599
4,087 * Bird Global, Inc 1,782
969 * Blade Air Mobility, Inc 4,322
2,212 CH Robinson Worldwide, Inc 224,230
554 * Copa Holdings S.A. (Class A) 35,107
767 Costamare, Inc 9,281
185 Covenant Transportation Group, Inc 4,642
37,082 CSX Corp 1,077,603
828 * Daseke, Inc 5,291
11,126 * Delta Air Lines, Inc 322,320
220 Eagle Bulk Shipping, Inc 11,414
556 Eneti, Inc 3,414
2,934 Expeditors International of Washington, Inc 285,948
4,108 FedEx Corp 931,325
480 Forward Air Corp 44,141
497 Genco Shipping & Trading Ltd 9,602
1,990 Golden Ocean Group Ltd 23,164
1,764 * GXO Logistics, Inc 76,328
905 * Hawaiian Holdings, Inc 12,950
728 Heartland Express, Inc 10,126
3,842 * Hertz Global Holdings, Inc 60,857
505 * Hub Group, Inc (Class A) 35,825
1,447 JB Hunt Transport Services, Inc 227,859
5,315 * JetBlue Airways Corp 44,487
4,016 * Joby Aviation, Inc 19,719
1,157 * Kirby Corp 70,392
2,319 Knight-Swift Transportation Holdings, Inc 107,346
666 Landstar System, Inc 96,850
5,019 * Lyft, Inc (Class A) 66,652
796 Marten Transport Ltd 13,389
668 Matson, Inc 48,684
4,070 Norfolk Southern Corp 925,070
1,737 Old Dominion Freight Line 445,158
136 * PAM Transportation Services, Inc 3,725
580 * Radiant Logistics, Inc 4,304
883 Ryder System, Inc 62,746
1,291 Safe Bulkers, Inc 4,932
468 * Saia, Inc 87,984
932 Schneider National, Inc 20,858
802 * Skywest, Inc 17,042
10,244 * Southwest Airlines Co 370,013
1,623 * Spirit Airlines, Inc 38,692
383 * Sun Country Airlines Holdings, Inc 7,024
2,215 *,e TuSimple Holdings, Inc 16,014
31,989 * Uber Technologies, Inc 654,495

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
10,706 Union Pacific Corp $ 2,283,376
5,488 * United Airlines Holdings Inc 194,385
12,353 United Parcel Service, Inc (Class B) 2,254,917
122 Universal Logistics Holdings Inc 3,332
1,147 Werner Enterprises, Inc 44,205
2,928 * Wheels Up Experience, Inc 5,710
1,622 * XPO Logistics, Inc 78,115
TOTAL TRANSPORTATION 11,900,109
UTILITIES - 3 .0%
11,476 AES Corp 241,111
1,097 Allete, Inc 64,482
4,194 Alliant Energy Corp 245,810
524 *,e Altus Power, Inc 3,306
4,249 Ameren Corp 383,940
8,719 American Electric Power Co, Inc 836,501
745 American States Water Co 60,725
3,189 American Water Works Co, Inc 474,428
111 Artesian Resources Corp 5,458
2,236 Atmos Energy Corp 250,656
788 Avangrid, Inc 36,343
1,326 Avista Corp 57,694
1,043 Black Hills Corp 75,899
1,573 e Brookfield Infrastructure Corp 66,852
2,251 Brookfield Renewable Corp 80,158
934 California Water Service Group 51,884
9,295 Centerpoint Energy, Inc 274,946
358 Chesapeake Utilities Corp 46,379
545 Clearway Energy, Inc (Class A) 17,424
1,281 Clearway Energy, Inc (Class C) 44,630
4,975 CMS Energy Corp 335,812
6,042 Consolidated Edison, Inc 574,594
5,659 Constellation Energy Corp 324,034
13,999 Dominion Energy, Inc 1,117,260
3,346 DTE Energy Co 424,105
12,947 Duke Energy Corp 1,388,048
6,251 Edison International 395,313
3,424 Entergy Corp 385,679
3,872 Essential Utilities Inc 177,531
3,984 Evergy, Inc 259,956
5,967 Eversource Energy 504,032
16,261 Exelon Corp 736,949
9,412 FirstEnergy Corp 361,327
133 Global Water Resources, Inc 1,757
2,117 Hawaiian Electric Industries, Inc 86,585
960 Idacorp, Inc 101,683
640 MGE Energy, Inc 49,811
240 Middlesex Water Co 21,043
1,082 * Montauk Renewables, Inc 10,874
1,540 National Fuel Gas Co 101,717
1,561 New Jersey Resources Corp 69,511
33,574 NextEra Energy, Inc 2,600,642
6,737 NiSource, Inc 198,674
666 Northwest Natural Holding Co 35,365
812 NorthWestern Corp 47,851
4,112 NRG Energy, Inc 156,955
3,276 OGE Energy Corp 126,323
919 ONE Gas, Inc 74,614
751 Ormat Technologies, Inc 58,841
743 Otter Tail Corp 49,878
26,877 *,b PG&E Corp 268,232

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
1,897 Pinnacle West Capital Corp $ 138,709
1,358 PNM Resources, Inc 64,885
1,712 Portland General Electric Co 82,741
12,886 PPL Corp 349,597
8,459 Public Service Enterprise Group, Inc 535,286
250 * Pure Cycle Corp 2,635
5,404 Sempra Energy 812,059
505 SJW Corp 31,517
1,730 South Jersey Industries, Inc 59,062
18,208 Southern Co 1,298,412
998 Southwest Gas Holdings Inc 86,906
880 Spire, Inc 65,446
1,678 * Sunnova Energy International, Inc 30,926
3,726 UGI Corp 143,861
537 Unitil Corp 31,533
162 Via Renewables, Inc 1,241
7,448 Vistra Energy Corp 170,187
5,438 WEC Energy Group, Inc 547,280
9,168 Xcel Energy, Inc 648,728
203 York Water Co 8,207
TOTAL UTILITIES 19,472,840
TOTAL COMMON STOCKS 640,699,820
(Cost $256,459,859)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
ENERGY - 0 .0%
35 e Nabors Industries Ltd 06/11/26 1,119
TOTAL ENERGY 1,119
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
854 † Chinook Therapeutics, Inc 0
145 † Tobira Therapeutics, Inc 9
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 9
TOTAL RIGHTS/WARRANTS 1,128
(Cost $8)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.5%
REPURCHASE AGREEMENT - 1 .1%
$ 7,450,000 r Fixed Income Clearing Corp (FICC) 1 .450% 07/01/22 7,450,000
TOTAL REPURCHASE AGREEMENT 7,450,000

Portfolio of investments
(unaudited)
Stock Index Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
concluded
SHARES COMPANY RATE VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .4%
2,284,226 c State Street Navigator Securities Lending Government
Money Market Portfolio
1 .540% $ 2,284,226
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 2,284,226
TOTAL SHORT-TERM INVESTMENTS 9,734,226
(Cost $9,734,226)
TOTAL INVESTMENTS - 100.4% 650,435,174
(Cost $266,194,093)
OTHER ASSETS & LIABILITIES, NET - (0.4)% (2,296,569)
NET ASSETS - 100.0% $ 648,138,605
REIT Real Estate Investment Trust
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
b
In bankruptcy
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,162,773.
r Agreement with Fixed Income Clearing Corp (FICC), 1.450% dated 6/30/22 to be repurchased at $7,450,000 on 7/1/22, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 10/15/25, valued at $7,599,064.
Futures contracts outstanding as of June 30, 2022 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
S&P 500 E Mini Index 38 09/16/22  $ 7,595,033 $ 7,200,050 $ (394,983)

International Equity Fund June 30, 2022
Portfolio of investments
(unaudited)

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
SHARES COMPANY VALUE
COMMON STOCKS - 93.5%
AUSTRALIA - 6 .3%
54,357 BHP Billiton Ltd $ 1,556,437
30,729 Commonwealth Bank of Australia 1,919,841
258,574 Glencore Xstrata plc 1,400,550
105,570 * NEXTDC Ltd 776,989
22,775 Rio Tinto plc 1,361,640
9,822 Woodside Energy Group Ltd 215,873
TOTAL AUSTRALIA 7,231,330
BRAZIL - 0 .7%
243,551 Banco Bradesco S.A. (Preference) 800,443
TOTAL BRAZIL 800,443
DENMARK - 1 .3%
10,695 DSV AS 1,503,902
TOTAL DENMARK 1,503,902
FINLAND - 1 .1%
142,966 Nordea Bank Abp 1,264,264
TOTAL FINLAND 1,264,264
FRANCE - 10 .6%
27,616 Airbus SE 2,701,117
37,561 Compagnie de Saint-Gobain 1,622,982
5,146 Dassault Systemes SE 190,612
11,987 Essilor International S.A. 1,817,380
2,952 Kering 1,529,805
39,675 Total S.A. 2,088,372
24,054 Valeo S.A. 468,715
14,420 Vinci S.A. 1,294,360
43,368 Vivendi Universal S.A. 442,566
TOTAL FRANCE 12,155,909
GERMANY - 9 .8%
5,565 Adidas-Salomon AG. 988,516
53,315 Bayer AG. 3,183,778
27,601 Deutsche Post AG. 1,042,107
18,242 HeidelbergCement AG. 880,747
29,087 Infineon Technologies AG. 707,556
36,158 RWE AG. 1,337,341
19,090 Siemens AG. 1,962,385
8,066 Volkswagen AG. (Preference) 1,086,004
TOTAL GERMANY 11,188,434
HONG KONG - 1 .9%
42,799 Hong Kong Exchanges and Clearing Ltd 2,116,677
TOTAL HONG KONG 2,116,677
IRELAND - 1 .4%
46,121 CRH plc 1,591,580
TOTAL IRELAND 1,591,580
ITALY - 1 .8%
143,880 Enel S.p.A. 789,070
28,282 Moncler S.p.A 1,218,558
TOTAL ITALY 2,007,628
JAPAN - 18 .2%
97,500 Daiichi Sankyo Co Ltd 2,479,667
8,484 Daikin Industries Ltd 1,362,183

Portfolio of investments
(unaudited)
International Equity Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
SHARES COMPANY VALUE
JAPAN—continued
59,151 * Hitachi Ltd $ 2,813,814
3,000 Keyence Corp 1,028,815
3,174 Nintendo Co Ltd 1,364,999
62,800 ORIX Corp 1,052,518
51,300 Recruit Holdings Co Ltd 1,510,807
47,300 * SBI Holdings, Inc 924,223
21,700 e Shiseido Co Ltd 874,666
38,492 Sony Corp 3,139,283
42,000 Sumitomo Mitsui Financial Group, Inc 1,248,454
197,615 * Toyota Motor Corp 3,049,062
TOTAL JAPAN 20,848,491
KOREA, REPUBLIC OF - 0 .6%
1,740 LG Chem Ltd 691,270
TOTAL KOREA, REPUBLIC OF 691,270
NETHERLANDS - 9 .6%
3,996 ASML Holding NV 1,887,862
13,805 Heineken NV 1,256,553
150,906 ING Groep NV 1,486,665
421,257 Koninklijke KPN NV 1,498,887
154,269 Shell plc 4,017,593
43,368 Universal Music Group NV 868,922
TOTAL NETHERLANDS 11,016,482
NORWAY - 1 .8%
60,297 Equinor ASA 2,101,072
TOTAL NORWAY 2,101,072
SPAIN - 1 .1%
267,982 Banco Bilbao Vizcaya Argentaria S.A. 1,217,329
TOTAL SPAIN 1,217,329
SWITZERLAND - 4 .9%
2,594 Lonza Group AG. 1,385,552
31,327 Novartis AG. 2,655,921
3,672 Zurich Insurance Group AG 1,601,261
TOTAL SWITZERLAND 5,642,734
TAIWAN - 0 .7%
9,065 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 741,064
TOTAL TAIWAN 741,064
UNITED KINGDOM - 16 .2%
30,084 Ashtead Group plc 1,265,590
34,182 AstraZeneca plc 4,509,349
663,771 Barclays plc 1,241,223
161,633 BP plc 758,947
34,134 British American Tobacco plc 1,463,129
69,563 Diageo plc 3,004,614
158,423 HSBC Holdings plc 1,034,902
7,816 Linde plc (Xetra) 2,248,665
21,148 Reckitt Benckiser Group plc 1,590,589
459,024 Tesco plc 1,430,595
TOTAL UNITED KINGDOM 18,547,603
UNITED STATES - 5 .5%
79,917 GlaxoSmithKline plc 1,722,338
12,469 Nestle S.A. 1,457,285
8,252 Roche Holding AG. 2,758,642

Portfolio of investments
(unaudited)
International Equity Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
concluded
SHARES COMPANY VALUE
UNITED STATES—continued
3,227 Schneider Electric S.A. $ 384,515
TOTAL UNITED STATES 6,322,780
TOTAL COMMON STOCKS 106,988,992
(Cost $109,201,527)
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 6.1%
REPURCHASE AGREEMENT - 6 .1%
$ 6,960,000 r Fixed Income Clearing Corp (FICC) 1 .450% 07/01/22 6,960,000
TOTAL REPURCHASE AGREEMENT 6,960,000
TOTAL SHORT-TERM INVESTMENTS 6,960,000
(Cost $6,960,000)
TOTAL INVESTMENTS - 99.6% 113,948,992
(Cost $116,161,527)
OTHER ASSETS & LIABILITIES, NET - 0.4% 478,930
NET ASSETS - 100.0% $ 114,427,922
ADR American Depositary Receipt
*
Non-income producing
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $851,598.
r Agreement with Fixed Income Clearing Corp (FICC), 1.450% dated 6/30/22 to be repurchased at $6,960,000 on 7/1/22, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 10/15/25, valued at $7,099,249.

Portfolio of investments
(unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 2.0%
CAPITAL GOODS - 0 .1%
$ 34,712 i Sensata Technologies, Inc LIBOR  1M + 1.750% 3 .345% 09/18/26 $ 34,365
96,030 i TransDigm, Inc LIBOR  1M + 2.250% 3 .916 08/22/24 92,419
TOTAL CAPITAL GOODS 126,784
COMMERCIAL & PROFESSIONAL SERVICES - 0 .2%
73,321 i Dun & Bradstreet Corp LIBOR  1M + 3.250% 4 .874 02/06/26 69,036
37,584 i GFL Environmental, Inc LIBOR 1 M + 3.000% 3 .500 05/31/25 36,566
74,250 i Spin Holdco, Inc LIBOR  3M + 4.000% 5 .611 03/04/28 68,199
88,119 i Trans Union LLC LIBOR  1M + 1.750% 3 .416 11/16/26 82,979
56,288 i Trans Union LLC LIBOR  1M + 2.250% 3 .916 12/01/28 53,556
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 310,336
CONSUMER SERVICES - 0 .1%
98,750 i IRB Holding Corp SOFR  1M + 3.000% 4 .238 12/15/27 92,496
44,552 i KUEHG Corp LIBOR  3M + 3.750% 4 .756 02/21/25 41,354
69,475 i Stars Group Holdings BV LIBOR  3M + 2.250% 4 .500 07/21/26 65,939
TOTAL CONSUMER SERVICES 199,789
DIVERSIFIED FINANCIALS - 0 .0%
33,738 i Lions Gate Capital Holdings LLC LIBOR  1M + 2.250% 3 .916 03/24/25 32,536
TOTAL DIVERSIFIED FINANCIALS 32,536
ENERGY - 0 .1%
73,321 i Buckeye Partners LP LIBOR  1M + 2.250% 3 .916 11/01/26 69,976
48,733 i Delek US Holdings, Inc LIBOR  1M + 2.250% 3 .916 03/31/25 46,540
TOTAL ENERGY 116,516
FOOD, BEVERAGE & TOBACCO - 0 .3%
147,000 i Froneri US, Inc LIBOR  1M + 2.250% 3 .916 01/29/27 134,934
99,000 i Hayward Industries, Inc LIBOR  1M + 2.500% 4 .166 05/28/28 94,019
78,565 i Hearthside Food Solutions LLC LIBOR  1M + 3.688% 5 .354 05/23/25 70,300
125,730 i Hostess Brands LLC LIBOR  3M + 2.250% 3 .489 08/01/25 120,207
131,670 i Triton Water Holdings, Inc LIBOR  3M + 3.500% 5 .750 03/31/28 116,105
TOTAL FOOD, BEVERAGE & TOBACCO 535,565
HEALTH CARE EQUIPMENT & SERVICES - 0 .1%
74,063 i ADMI Corp LIBOR  1M + 3.375% 5 .041 12/23/27 67,331
73,688 i Da Vinci Purchaser Corp LIBOR  3M + 4.000% 5 .006 01/08/27 69,635
98,500 i Global Medical Response, Inc LIBOR  3M + 4.250% 5 .250 10/02/25 91,421
3,641 i Grifols Worldwide Operations USA, Inc LIBOR  1M + 2.000% 3 .666 11/15/27 3,433
8,565 i NMN Holdings III Corp LIBOR  1M + 3.750% 5 .416 11/13/25 7,751
39,916 i NMN Holdings III Corp LIBOR  1M + 3.750% 5 .416 11/13/25 36,123
TOTAL HEALTH CARE EQUIPMENT & SERVICES 275,694
HOUSEHOLD & PERSONAL PRODUCTS - 0 .0%
34,563 i Energizer Holdings, Inc LIBOR  1M + 2.250% 3 .875 12/16/27 32,727
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 32,727
INSURANCE - 0 .1%
96,284 i Acrisure LLC LIBOR  1M + 3.500% 5 .166 02/15/27 88,100
97,750 i NFP Corp LIBOR  1M + 3.250% 4 .916 02/15/27 90,125
TOTAL INSURANCE 178,225
MATERIALS - 0 .1%
99,000 i Eco Services Operations Corp LIBOR  3M + 2.500% 3 .739 06/09/28 94,421
17,748 i Messer Industries USA, Inc LIBOR  3M + 2.500% 4 .750 03/01/26 16,905
TOTAL MATERIALS 111,326

Portfolio of investments
(unaudited)
Core Bond Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT - 0 .3%
$ 36,545 i Cirque Du Soleil Holding USA Newco, Inc LIBOR  3M + 6.000% 8 .232% 11/24/25 $ 35,744
36,045 i Cirque Du Soleil Holding USA Newco, Inc LIBOR  3M + 1.000% 2 .000 11/24/27 35,194
24,688 i CNT Holdings I Corp LIBOR  1M + 3.500% 4 .690 11/08/27 23,386
65,275 i DIRECTV Financing LLC LIBOR  1M + 5.000% 6 .666 08/02/27 59,917
99,000 i INEOS US Petrochem LLC LIBOR  1M + 2.750% 4 .416 01/29/26 93,215
29,223 i Nielsen Finance LLC LIBOR  1M + 2.000% 3 .190 10/04/23 29,018
99,000 i Rackspace Technology Global, Inc LIBOR  3M + 2.750% 4 .160 02/03/28 89,966
141,835 i Ryan Specialty Group LLC SOFR  1M + 3.000% 4 .625 09/01/27 136,161
50,000 i Virgin Media Bristol LLC LIBOR  1M + 2.500% 3 .824 01/31/28 46,722
43,450 i Woof Holdings, Inc LIBOR  3M + 3.750% 5 .813 12/21/27 40,517
TOTAL MEDIA & ENTERTAINMENT 589,840
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
25,166 i Endo Luxembourg Finance Co I Sarl LIBOR  1M + 5.000% 6 .688 03/27/28 19,186
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 19,186
REAL ESTATE - 0 .0%
96,528 i Cushman & Wakefield plc LIBOR  1M + 2.750% 4 .416 08/21/25 90,664
TOTAL REAL ESTATE 90,664
SOFTWARE & SERVICES - 0 .6%
24,375 i Camelot Finance S.A. LIBOR  1M + 3.000% 4 .666 10/30/26 23,014
49,750 i Magenta Buyer LLC LIBOR  3M + 5.000% 6 .230 07/27/28 44,580
1,040,000 h,i NortonLifeLock, Inc SOFR + 2.000% 2 .500 01/28/29 983,840
73,111 i Rocket Software, Inc LIBOR  1M + 4.250% 5 .916 11/28/25 67,810
TOTAL SOFTWARE & SERVICES 1,119,244
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .0%
81,892 i Plantronics, Inc LIBOR  1M + 2.500% 3 .560 07/02/25 80,474
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 80,474
TRANSPORTATION - 0 .0%
30,000 i Air Canada LIBOR  3M + 3.500% 4 .250 08/11/28 27,525
47,490 i American Airlines, Inc LIBOR  3M + 2.000% 2 .840 12/14/23 45,846
25,000 i Mileage Plus Holdings LLC LIBOR  3M + 5.250% 7 .313 06/18/27 24,650
TOTAL TRANSPORTATION 98,021
TOTAL BANK LOAN OBLIGATIONS 3,916,927
(Cost $4,152,500)
BONDS - 95.6%
CORPORATE BONDS - 34.6%
AUTOMOBILES & COMPONENTS - 0 .3%
5,000 Dana, Inc 5 .375 11/15/27 4,332
25,000 Dana, Inc 4 .250 09/01/30 19,405
100,000 g Gates Global LLC 6 .250 01/15/26 92,750
150,000 General Motors Co 6 .125 10/01/25 155,061
125,000 General Motors Co 5 .200 04/01/45 104,993
100,000 e Goodyear Tire & Rubber Co 5 .250 04/30/31 81,142
200,000 g Hyundai Capital Services, Inc 2 .125 04/24/25 188,935
TOTAL AUTOMOBILES & COMPONENTS 646,618
BANKS - 7 .7%
200,000 g Banco de Credito e Inversiones S.A. 2 .875 10/14/31 165,000
200,000 g Banco Internacional del Peru SAA Interbank 3 .375 01/18/23 199,200
200,000 Banco Santander S.A. 1 .722 09/14/27 173,595
200,000 Banco Santander S.A. 4 .750 N/A‡ 163,538
200,000 Bancolombia S.A. 3 .000 01/29/25 184,115

Portfolio of investments
(unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 200,000 g Bangkok Bank PCL 3 .466% 09/23/36 $ 167,149
200,000 g Bank Hapoalim BM 3 .255 01/21/32 171,000
200,000 g Bank Leumi Le-Israel BM 3 .275 01/29/31 175,000
950,000 Bank of America Corp 0 .810 10/24/24 905,398
400,000 Bank of America Corp 3 .384 04/02/26 387,722
1,000,000 Bank of America Corp 2 .592 04/29/31 848,143
500,000 Bank of America Corp 1 .922 10/24/31 399,394
275,000 Bank of America Corp 2 .572 10/20/32 226,823
200,000 Bank of America Corp 2 .972 02/04/33 170,385
200,000 Bank of America Corp 3 .846 03/08/37 172,870
350,000 Bank of America Corp 2 .676 06/19/41 251,832
200,000 Bank of America Corp 6 .100 N/A‡ 196,936
55,000 Bank of Montreal 3 .803 12/15/32 50,979
100,000 Barclays plc 2 .279 11/24/27 88,651
300,000 Barclays plc 3 .330 11/24/42 222,968
150,000 g BNP Paribas S.A. 2 .819 11/19/25 143,291
300,000 g BNP Paribas S.A. 1 .904 09/30/28 256,379
200,000 g BNP Paribas S.A. 7 .375 N/A‡ 197,990
125,000 e Citigroup, Inc 3 .875 03/26/25 123,254
500,000 Citigroup, Inc 3 .200 10/21/26 475,772
175,000 e Citigroup, Inc 4 .300 11/20/26 172,479
95,000 Citigroup, Inc 4 .450 09/29/27 93,037
140,000 Citigroup, Inc 2 .572 06/03/31 117,682
375,000 Citigroup, Inc 2 .520 11/03/32 304,257
300,000 Citigroup, Inc 4 .910 05/24/33 296,018
325,000 g Cooperatieve Rabobank UA 1 .339 06/24/26 296,442
150,000 g Credit Agricole S.A. 3 .250 10/04/24 146,239
200,000 g Development Bank of Kazakhstan JSC 5 .750 05/12/25 199,414
150,000 Discover Bank 2 .450 09/12/24 144,257
150,000 Discover Bank 3 .450 07/27/26 141,714
250,000 Discover Bank 2 .700 02/06/30 208,771
385,000 HSBC Holdings plc 4 .292 09/12/26 376,141
50,000 HSBC Holdings plc 4 .375 11/23/26 48,874
500,000 HSBC Holdings plc 2 .251 11/22/27 445,483
50,000 HSBC Holdings plc 2 .013 09/22/28 42,767
550,000 HSBC Holdings plc 6 .000 N/A‡ 492,938
150,000 JPMorgan Chase & Co 2 .700 05/18/23 149,300
200,000 JPMorgan Chase & Co 2 .301 10/15/25 190,441
25,000 JPMorgan Chase & Co 2 .005 03/13/26 23,411
250,000 JPMorgan Chase & Co 3 .200 06/15/26 241,200
125,000 JPMorgan Chase & Co 4 .323 04/26/28 122,941
500,000 JPMorgan Chase & Co 3 .702 05/06/30 465,110
150,000 JPMorgan Chase & Co 2 .522 04/22/31 127,758
175,000 JPMorgan Chase & Co 2 .956 05/13/31 151,092
725,000 JPMorgan Chase & Co 1 .953 02/04/32 579,473
300,000 JPMorgan Chase & Co 3 .157 04/22/42 233,076
160,000 JPMorgan Chase & Co 3 .650 N/A‡ 131,040
100,000 JPMorgan Chase & Co 5 .000 N/A‡ 88,250
178,000 JPMorgan Chase & Co 6 .100 N/A‡ 166,216
300,000 Lloyds Banking Group plc 6 .750 N/A‡ 282,396
200,000 Lloyds Banking Group plc 7 .500 N/A‡ 194,934
250,000 M&T Bank Corp 3 .500 N/A‡ 190,625
200,000 NatWest Group plc 5 .516 09/30/28 201,425
250,000 g NBK SPC Ltd 1 .625 09/15/27 222,990
200,000 g Oversea-Chinese Banking Corp Ltd 1 .832 09/10/30 184,260
200,000 Royal Bank of Canada 2 .550 07/16/24 195,282
100,000 Toronto-Dominion Bank 3 .625 09/15/31 96,387
200,000 Truist Financial Corp 4 .950 N/A‡ 194,687
200,000 g UBS Group AG. 1 .494 08/10/27 175,017
200,000 g UBS Group AG. 3 .179 02/11/43 150,709

Portfolio of investments
(unaudited)
Core Bond Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 50,000 Wells Fargo & Co 3 .750% 01/24/24 $ 50,118
100,000 Wells Fargo & Co 3 .550 09/29/25 98,216
100,000 Wells Fargo & Co 3 .526 03/24/28 94,715
375,000 Wells Fargo & Co 2 .393 06/02/28 335,823
250,000 Wells Fargo & Co 3 .900 N/A‡ 215,313
TOTAL BANKS 15,596,102
CAPITAL GOODS - 0 .8%
450,000 Boeing Co 2 .196 02/04/26 405,615
200,000 Boeing Co 2 .950 02/01/30 166,421
25,000 Boeing Co 3 .250 02/01/35 18,917
75,000 Boeing Co 5 .705 05/01/40 69,957
200,000 Boeing Co 5 .805 05/01/50 183,694
62,000 g H&E Equipment Services, Inc 3 .875 12/15/28 50,142
50,000 Lockheed Martin Corp 1 .850 06/15/30 42,671
175,000 Northrop Grumman Corp 3 .250 01/15/28 166,341
75,000 Parker-Hannifin Corp 3 .250 06/14/29 68,639
175,000 Raytheon Technologies Corp 4 .125 11/16/28 172,702
50,000 Raytheon Technologies Corp 2 .250 07/01/30 43,104
75,000 Roper Technologies, Inc 2 .000 06/30/30 60,395
200,000 g TSMC Global Ltd 1 .000 09/28/27 172,635
15,000 g WESCO Distribution, Inc 7 .250 06/15/28 14,835
TOTAL CAPITAL GOODS 1,636,068
COMMERCIAL & PROFESSIONAL SERVICES - 0 .2%
40,000 g ADT Corp 4 .875 07/15/32 31,841
15,000 g ASGN, Inc 4 .625 05/15/28 12,994
13,000 g Booz Allen Hamilton, Inc 3 .875 09/01/28 11,505
25,000 e,g Booz Allen Hamilton, Inc 4 .000 07/01/29 21,798
10,000 g GFL Environmental, Inc 4 .250 06/01/25 9,437
65,000 g GFL Environmental, Inc 5 .125 12/15/26 62,159
31,000 g GFL Environmental, Inc 3 .500 09/01/28 26,583
50,000 g Prime Security Services Borrower LLC 5 .750 04/15/26 46,625
26,000 g Prime Security Services Borrower LLC 3 .375 08/31/27 21,418
70,000 e,g Prime Security Services Borrower LLC 6 .250 01/15/28 58,562
75,000 Verisk Analytics, Inc 3 .625 05/15/50 58,388
32,000 g WASH Multifamily Acquisition, Inc 5 .750 04/15/26 30,160
100,000 Waste Management, Inc 2 .500 11/15/50 67,258
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 458,728
CONSUMER DURABLES & APPAREL - 0 .0%
8,000 Newell Brands, Inc 4 .875 06/01/25 7,880
TOTAL CONSUMER DURABLES & APPAREL 7,880
CONSUMER SERVICES - 0 .4%
500,000 Anheuser-Busch Cos LLC 3 .650 02/01/26 491,870
37,000 g Cedar Fair LP 5 .500 05/01/25 35,890
6,000 g Hilton Domestic Operating Co, Inc 5 .750 05/01/28 5,705
74,000 g Hilton Domestic Operating Co, Inc 3 .625 02/15/32 58,784
20,000 g International Game Technology plc 4 .125 04/15/26 18,100
60,000 g International Game Technology plc 6 .250 01/15/27 58,357
25,000 g Marriott Ownership Resorts, Inc 4 .500 06/15/29 20,792
TOTAL CONSUMER SERVICES 689,498
DIVERSIFIED FINANCIALS - 3 .4%
150,000 AerCap Ireland Capital DAC 1 .750 01/30/26 131,105
375,000 AerCap Ireland Capital DAC 2 .450 10/29/26 326,536
150,000 AerCap Ireland Capital DAC 3 .300 01/30/32 120,074
150,000 AerCap Ireland Capital DAC 3 .850 10/29/41 108,086
225,000 Bank of New York Mellon Corp 4 .700 N/A‡ 219,825

Portfolio of investments
(unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 360,000 Capital One Bank USA NA 3 .375% 02/15/23 $ 359,702
185,000 e Capital One Financial Corp 3 .950 N/A‡ 148,463
200,000 Charles Schwab Corp 5 .375 N/A‡ 197,500
30,000 g Compass Group Diversified Holdings LLC 5 .250 04/15/29 24,750
125,000 g Credit Suisse Group AG. 1 .305 02/02/27 107,531
200,000 Credit Suisse Group Funding Guernsey Ltd 3 .800 06/09/23 198,101
150,000 Credit Suisse Group Funding Guernsey Ltd 3 .750 03/26/25 145,296
100,000 Deutsche Bank AG. 2 .311 11/16/27 86,298
150,000 Deutsche Bank AG. 3 .035 05/28/32 118,682
200,000 Deutsche Bank AG. 4 .789 N/A‡ 163,750
250,000 GE Capital International Funding Co 4 .418 11/15/35 233,499
350,000 General Motors Financial Co, Inc 2 .750 06/20/25 328,389
275,000 General Motors Financial Co, Inc 5 .000 04/09/27 269,763
100,000 General Motors Financial Co, Inc 5 .650 01/17/29 99,757
150,000 General Motors Financial Co, Inc 2 .700 06/10/31 118,186
300,000 Goldman Sachs Group, Inc 3 .500 04/01/25 294,076
375,000 Goldman Sachs Group, Inc 2 .640 02/24/28 340,341
280,000 Goldman Sachs Group, Inc 2 .615 04/22/32 232,466
50,000 Goldman Sachs Group, Inc 4 .017 10/31/38 43,661
100,000 Goldman Sachs Group, Inc 3 .436 02/24/43 78,407
50,000 Icahn Enterprises LP 5 .250 05/15/27 44,292
38,000 Icahn Enterprises LP 4 .375 02/01/29 30,710
200,000 g Indian Railway Finance Corp Ltd 3 .249 02/13/30 173,266
100,000 International Lease Finance Corp 5 .875 08/15/22 100,189
68,000 g LPL Holdings, Inc 4 .000 03/15/29 58,178
150,000 Morgan Stanley 2 .720 07/22/25 144,506
125,000 Morgan Stanley 2 .188 04/28/26 117,019
575,000 Morgan Stanley 3 .125 07/27/26 548,519
250,000 Morgan Stanley 1 .512 07/20/27 219,258
75,000 Morgan Stanley 1 .794 02/13/32 58,995
60,000 Northern Trust Corp 4 .600 N/A‡ 53,054
200,000 g Power Finance Corp Ltd 3 .950 04/23/30 177,373
50,000 SLM Corp 5 .500 01/25/23 49,563
200,000 g Societe Generale S.A. 4 .027 01/21/43 141,441
15,000 Springleaf Finance Corp 5 .375 11/15/29 12,155
200,000 g Swiss Re Finance Luxembourg SA 5 .000 04/02/49 189,100
75,000 Synchrony Financial 4 .250 08/15/24 74,534
75,000 Synchrony Financial 3 .950 12/01/27 68,370
135,000 Voya Financial, Inc 5 .650 05/15/53 126,573
TOTAL DIVERSIFIED FINANCIALS 6,881,339
ENERGY - 3 .2%
19,000 g Archrock Partners LP 6 .250 04/01/28 16,821
200,000 Cenovus Energy, Inc 4 .250 04/15/27 196,029
100,000 Cenovus Energy, Inc 2 .650 01/15/32 82,700
100,000 Diamondback Energy, Inc 3 .125 03/24/31 87,095
100,000 Diamondback Energy, Inc 4 .250 03/15/52 82,936
35,000 g DT Midstream, Inc 4 .125 06/15/29 29,662
30,000 g DT Midstream, Inc 4 .375 06/15/31 25,125
50,000 Ecopetrol S.A. 5 .875 09/18/23 50,125
45,000 Ecopetrol S.A. 6 .875 04/29/30 39,780
200,000 Ecopetrol S.A. 4 .625 11/02/31 151,498
150,000 Enbridge, Inc 5 .750 07/15/80 137,148
33,000 g Energean Israel Finance Ltd 4 .875 03/30/26 29,140
100,000 Energy Transfer Operating LP 2 .900 05/15/25 95,048
50,000 Energy Transfer Operating LP 4 .750 01/15/26 49,813
100,000 Energy Transfer Operating LP 5 .500 06/01/27 101,501
150,000 Energy Transfer Operating LP 4 .950 06/15/28 147,808
100,000 Energy Transfer Operating LP 6 .250 04/15/49 96,932
175,000 Energy Transfer Operating LP 5 .000 05/15/50 148,915

Portfolio of investments
(unaudited)
Core Bond Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 6,000 g EnLink Midstream LLC 5 .625% 01/15/28 $ 5,504
100,000 Enterprise Products Operating LLC 3 .700 02/15/26 98,278
100,000 Enterprise Products Operating LLC 3 .125 07/31/29 89,993
100,000 Enterprise Products Operating LLC 4 .250 02/15/48 84,118
100,000 Enterprise Products Operating LLC 4 .200 01/31/50 83,388
125,000 Enterprise Products Operating LLC 3 .300 02/15/53 90,923
100,000 g EQM Midstream Partners LP 4 .500 01/15/29 81,188
25,000 g EQT Corp 3 .125 05/15/26 23,408
200,000 g Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 161,597
10,000 g Hilcorp Energy I LP 5 .750 02/01/29 8,781
9,000 g Hilcorp Energy I LP 6 .000 02/01/31 7,740
50,000 g Holly Energy Partners LP 6 .375 04/15/27 47,063
75,000 Marathon Petroleum Corp 3 .800 04/01/28 71,016
100,000 Marathon Petroleum Corp 5 .000 09/15/54 89,817
150,000 MPLX LP 1 .750 03/01/26 135,051
450,000 MPLX LP 2 .650 08/15/30 375,632
125,000 MPLX LP 4 .700 04/15/48 105,079
34,000 Murphy Oil Corp 5 .875 12/01/27 31,730
33,000 Occidental Petroleum Corp 5 .500 12/01/25 32,505
200,000 g Oleoducto Central S.A. 4 .000 07/14/27 166,857
225,000 ONEOK, Inc 4 .550 07/15/28 217,530
225,000 ONEOK, Inc 4 .350 03/15/29 211,622
100,000 ONEOK, Inc 4 .500 03/15/50 80,093
67,000 g Parkland Corp 4 .500 10/01/29 54,313
200,000 g Pertamina Persero PT 1 .400 02/09/26 177,843
100,000 Petroleos Mexicanos 5 .950 01/28/31 73,138
67,000 Petroleos Mexicanos 6 .700 02/16/32 51,087
200,000 g Petronas Energy Canada Ltd 2 .112 03/23/28 180,300
200,000 Phillips 66 2 .150 12/15/30 163,368
100,000 Phillips 66 3 .300 03/15/52 74,429
200,000 g Qatar Petroleum 2 .250 07/12/31 170,453
200,000 g S.A. Global Sukuk Ltd 0 .946 06/17/24 188,707
175,000 Sabine Pass Liquefaction LLC 4 .200 03/15/28 168,308
100,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 95,832
50,000 g Santos Finance Ltd 3 .649 04/29/31 42,410
200,000 g Saudi Arabian Oil Co 2 .250 11/24/30 169,846
125,000 Sunoco Logistics Partners Operations LP 4 .000 10/01/27 118,305
25,000 Sunoco Logistics Partners Operations LP 5 .400 10/01/47 21,934
23,000 Sunoco LP 4 .500 05/15/29 18,958
100,000 Targa Resources Corp 4 .200 02/01/33 90,584
100,000 Targa Resources Corp 4 .950 04/15/52 85,695
25,000 Targa Resources Partners LP 6 .500 07/15/27 25,609
20,000 Targa Resources Partners LP 4 .000 01/15/32 17,115
150,000 Total Capital International S.A. 3 .127 05/29/50 114,660
175,000 TransCanada PipeLines Ltd 4 .250 05/15/28 170,275
75,000 TransCanada PipeLines Ltd 2 .500 10/12/31 62,345
200,000 TransCanada Trust 5 .500 09/15/79 178,086
40,000 USA Compression Partners LP 6 .875 04/01/26 36,388
25,000 USA Compression Partners LP 6 .875 09/01/27 22,187
25,000 Vale Overseas Ltd 6 .875 11/21/36 26,837
TOTAL ENERGY 6,466,001
FOOD & STAPLES RETAILING - 0 .2%
60,000 Kroger Co 3 .875 10/15/46 49,837
100,000 SYSCO Corp 3 .150 12/14/51 71,509
100,000 Walmart, Inc 1 .050 09/17/26 90,933
200,000 Walmart, Inc 1 .800 09/22/31 169,801
TOTAL FOOD & STAPLES RETAILING 382,080

Portfolio of investments
(unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO - 1 .0%
$ 50,000 Altria Group, Inc 3 .400% 05/06/30 $ 42,413
75,000 Altria Group, Inc 5 .950 02/14/49 65,719
380,000 Anheuser-Busch InBev Worldwide, Inc 4 .750 01/23/29 386,598
50,000 Anheuser-Busch InBev Worldwide, Inc 4 .439 10/06/48 43,853
125,000 BAT Capital Corp 2 .259 03/25/28 104,717
100,000 BAT Capital Corp 4 .906 04/02/30 92,878
200,000 BAT International Finance plc 4 .448 03/16/28 189,332
175,000 g Cia Cervecerias Unidas S.A. 3 .350 01/19/32 148,820
100,000 Constellation Brands, Inc 4 .400 11/15/25 100,459
100,000 Constellation Brands, Inc 3 .700 12/06/26 97,354
100,000 Constellation Brands, Inc 3 .150 08/01/29 90,006
100,000 Constellation Brands, Inc 2 .875 05/01/30 86,990
100,000 Constellation Brands, Inc 2 .250 08/01/31 81,100
100,000 Diageo Capital plc 2 .125 10/24/24 96,462
100,000 Diageo Capital plc 2 .375 10/24/29 88,778
200,000 Diageo Capital plc 2 .000 04/29/30 170,615
75,000 g Primo Water Holdings, Inc 4 .375 04/30/29 61,255
TOTAL FOOD, BEVERAGE & TOBACCO 1,947,349
HEALTH CARE EQUIPMENT & SERVICES - 1 .5%
60,000 Abbott Laboratories 5 .300 05/27/40 65,235
100,000 Anthem, Inc 2 .250 05/15/30 85,449
55,000 Becton Dickinson & Co 2 .823 05/20/30 48,377
100,000 Boston Scientific Corp 2 .650 06/01/30 87,257
35,000 Centene Corp 2 .450 07/15/28 29,191
180,000 Centene Corp 3 .000 10/15/30 149,175
200,000 Children's Hospital Medic 4 .268 05/15/44 188,477
40,000 g CHS/Community Health Systems, Inc 5 .250 05/15/30 30,396
55,000 Cigna Corp 3 .200 03/15/40 43,415
225,000 CVS Health Corp 3 .750 04/01/30 210,455
400,000 CVS Health Corp 1 .750 08/21/30 320,377
400,000 CVS Health Corp 4 .780 03/25/38 378,622
200,000 CVS Health Corp 5 .050 03/25/48 191,450
250,000 Dartmouth-Hitchcock Health 4 .178 08/01/48 226,144
160,000 HCA, Inc 5 .625 09/01/28 157,391
100,000 HCA, Inc 5 .500 06/15/47 89,203
100,000 Humana, Inc 3 .950 03/15/27 98,083
300,000 e Humana, Inc 2 .150 02/03/32 242,921
20,000 g LifePoint Health, Inc 4 .375 02/15/27 17,136
67,000 MPT Operating Partnership LP 3 .500 03/15/31 52,807
10,000 g Tenet Healthcare Corp 4 .625 06/15/28 8,708
80,000 g Tenet Healthcare Corp 4 .375 01/15/30 67,682
240,000 UnitedHealth Group, Inc 2 .300 05/15/31 207,857
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,995,808
HOUSEHOLD & PERSONAL PRODUCTS - 0 .1%
100,000 Church & Dwight Co, Inc 2 .300 12/15/31 84,108
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 84,108
INSURANCE - 0 .9%
62,000 g Acrisure LLC 4 .250 02/15/29 50,122
25,000 g AmWINS Group, Inc 4 .875 06/30/29 20,473
175,000 Aon plc 3 .500 06/14/24 173,918
75,000 Berkshire Hathaway Finance Corp 2 .875 03/15/32 67,236
75,000 Berkshire Hathaway Finance Corp 4 .250 01/15/49 69,076
100,000 CNA Financial Corp 3 .950 05/15/24 100,027
100,000 g Equitable Financial Life Global Funding 1 .400 07/07/25 91,903
500,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 445,824
100,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 88,499
100,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 69,415

Portfolio of investments
(unaudited)
Core Bond Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 100,000 g HCA, Inc 3 .625% 03/15/32 $ 84,360
100,000 g Liberty Mutual Group, Inc 3 .951 10/15/50 75,947
100,000 g Liberty Mutual Group, Inc 5 .500 06/15/52 94,718
100,000 MetLife, Inc 3 .600 11/13/25 99,359
115,000 MetLife, Inc 3 .850 N/A‡ 102,402
150,000 PartnerRe Finance B LLC 4 .500 10/01/50 124,809
100,000 Reinsurance Group of America, Inc 3 .900 05/15/29 94,056
TOTAL INSURANCE 1,852,144
MATERIALS - 1 .7%
100,000 Albemarle Corp 4 .650 06/01/27 98,411
200,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 163,184
100,000 g Anglo American Capital plc 3 .875 03/16/29 91,968
200,000 e,g Anglo American Capital plc 2 .625 09/10/30 164,585
200,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 164,654
38,000 Ball Corp 2 .875 08/15/30 30,586
150,000 Bemis Co, Inc 2 .630 06/19/30 122,994
225,000 Berry Global, Inc 1 .570 01/15/26 200,637
150,000 Berry Global, Inc 1 .650 01/15/27 131,294
200,000 g Celulosa Arauco y Constitucion S.A. 4 .250 04/30/29 179,500
200,000 g Cemex SAB de C.V. 5 .450 11/19/29 177,800
100,000 Church & Dwight Co, Inc 5 .000 06/15/52 102,230
200,000 g Corp Nacional del Cobre de Chile 3 .150 01/14/30 174,565
200,000 g FMG Resources August 2006 Pty Ltd 5 .875 04/15/30 180,000
200,000 g Freeport Indonesia PT 5 .315 04/14/32 181,300
100,000 Freeport-McMoRan, Inc 5 .450 03/15/43 92,505
200,000 g GCC SAB de C.V. 3 .614 04/20/32 163,254
70,000 Newmont Corp 2 .250 10/01/30 58,104
65,000 Newmont Corp 2 .600 07/15/32 53,638
100,000 g Nova Chemicals Corp 4 .875 06/01/24 95,050
100,000 Nutrien Ltd 2 .950 05/13/30 88,986
200,000 g OCP S.A. 3 .750 06/23/31 150,674
200,000 g Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 178,500
19,000 g PolyOne Corp 5 .750 05/15/25 18,211
200,000 Suzano Austria GmbH 3 .750 01/15/31 161,500
200,000 g UltraTech Cement Ltd 2 .800 02/16/31 158,430
100,000 WRKCo, Inc 3 .000 06/15/33 84,745
TOTAL MATERIALS 3,467,305
MEDIA & ENTERTAINMENT - 2 .4%
100,000 Activision Blizzard, Inc 1 .350 09/15/30 80,287
150,000 Agree LP 2 .000 06/15/28 128,073
100,000 g Arches Buyer, Inc 4 .250 06/01/28 81,420
100,000 e AstraZeneca Finance LLC 2 .250 05/28/31 87,050
200,000 g BOC Aviation USA Corp 1 .625 04/29/24 191,586
200,000 g Cable Onda S.A. 4 .500 01/30/30 167,876
100,000 g CCO Holdings LLC 5 .125 05/01/27 94,375
125,000 Charter Communications Operating LLC 2 .250 01/15/29 102,708
25,000 Charter Communications Operating LLC 2 .800 04/01/31 20,021
50,000 Charter Communications Operating LLC 5 .125 07/01/49 41,386
600,000 Charter Communications Operating LLC 4 .800 03/01/50 475,416
475,000 Comcast Corp 2 .350 01/15/27 442,775
150,000 Comcast Corp 4 .150 10/15/28 149,584
100,000 Comcast Corp 1 .500 02/15/31 80,369
300,000 Comcast Corp 3 .200 07/15/36 254,011
500,000 Comcast Corp 2 .887 11/01/51 357,185
40,000 g DIRECTV Holdings LLC 5 .875 08/15/27 34,123
75,000 Discovery Communications LLC 3 .625 05/15/30 66,685
50,000 e DISH DBS Corp 5 .000 03/15/23 47,589
60,000 g DISH DBS Corp 5 .250 12/01/26 47,030

Portfolio of investments
(unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 50,000 DISH DBS Corp 5 .125% 06/01/29 $ 30,382
250,000 g GSK Consumer Healthcare Capital US LLC 3 .375 03/24/27 239,283
250,000 g GSK Consumer Healthcare Capital US LLC 3 .625 03/24/32 231,040
15,000 Lamar Media Corp 3 .625 01/15/31 12,276
325,000 g Magallanes, Inc 5 .050 03/15/42 276,507
225,000 g Misc Capital Two Labuan Ltd 3 .625 04/06/25 218,882
33,000 g News Corp 3 .875 05/15/29 28,494
100,000 Paramount Global 3 .375 02/15/28 91,771
50,000 e,g Rackspace Technology Global, Inc 3 .500 02/15/28 39,174
100,000 g S&P Global, Inc 4 .250 05/01/29 98,890
110,000 g Sirius XM Radio, Inc 4 .000 07/15/28 95,150
50,000 g Sirius XM Radio, Inc 4 .125 07/01/30 41,760
50,000 g TEGNA, Inc 4 .750 03/15/26 47,988
25,000 TEGNA, Inc 4 .625 03/15/28 23,375
50,000 Time Warner Cable LLC 5 .875 11/15/40 45,819
250,000 Walt Disney Co 3 .000 09/15/22 250,293
200,000 Weibo Corp 3 .375 07/08/30 162,466
TOTAL MEDIA & ENTERTAINMENT 4,883,099
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .0%
100,000 AbbVie, Inc 2 .850 05/14/23 99,650
525,000 AbbVie, Inc 4 .050 11/21/39 468,159
125,000 AbbVie, Inc 4 .400 11/06/42 113,600
50,000 AbbVie, Inc 4 .450 05/14/46 45,355
100,000 AstraZeneca plc 3 .125 06/12/27 96,161
150,000 AstraZeneca plc 1 .375 08/06/30 123,123
30,000 g Avantor Funding, Inc 4 .625 07/15/28 27,501
155,000 Bristol-Myers Squibb Co 2 .350 11/13/40 114,655
100,000 Bristol-Myers Squibb Co 2 .550 11/13/50 70,747
75,000 Danaher Corp 2 .800 12/10/51 54,029
150,000 Gilead Sciences, Inc 2 .800 10/01/50 104,676
100,000 Merck & Co, Inc 2 .750 12/10/51 73,848
200,000 g Organon Finance   LLC 5 .125 04/30/31 172,566
175,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 146,372
100,000 Takeda Pharmaceutical Co Ltd 3 .025 07/09/40 76,964
150,000 Teva Pharmaceutical Finance Netherlands III BV 3 .150 10/01/26 123,000
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,910,406
REAL ESTATE - 2 .5%
100,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/27 98,495
100,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/28 96,804
100,000 Alexandria Real Estate Equities, Inc 4 .900 12/15/30 99,257
100,000 Alexandria Real Estate Equities, Inc 1 .875 02/01/33 75,190
100,000 American Tower Corp 2 .950 01/15/25 96,548
50,000 American Tower Corp 3 .375 10/15/26 47,275
150,000 American Tower Corp 3 .800 08/15/29 137,683
175,000 American Tower Corp 2 .900 01/15/30 149,822
50,000 American Tower Corp 2 .100 06/15/30 40,043
50,000 American Tower Corp 1 .875 10/15/30 38,898
150,000 Brandywine Operating Partnership LP 4 .100 10/01/24 148,562
200,000 Brixmor Operating Partnership LP 3 .850 02/01/25 196,799
100,000 Brixmor Operating Partnership LP 2 .250 04/01/28 85,754
100,000 Brixmor Operating Partnership LP 2 .500 08/16/31 78,416
50,000 Corporate Office Properties LP 2 .750 04/15/31 40,427
245,000 Crown Castle International Corp 2 .250 01/15/31 198,728
50,000 CubeSmart LP 2 .250 12/15/28 42,722
50,000 Equinix, Inc 2 .150 07/15/30 40,450
150,000 Essential Properties LP 2 .950 07/15/31 117,530
50,000 Essex Portfolio LP 3 .000 01/15/30 44,186
125,000 Federal Realty Investment Trust 1 .250 02/15/26 111,833

Portfolio of investments
(unaudited)
Core Bond Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE—continued
$ 200,000 g HAT Holdings I LLC 3 .375% 06/15/26 $ 172,000
175,000 Healthcare Realty Trust, Inc 3 .875 05/01/25 171,559
100,000 Healthcare Realty Trust, Inc 2 .400 03/15/30 82,755
100,000 Healthcare Realty Trust, Inc 2 .050 03/15/31 78,531
125,000 Healthcare Trust of America Holdings LP 3 .500 08/01/26 118,950
50,000 Healthcare Trust of America Holdings LP 3 .100 02/15/30 43,080
100,000 Highwoods Realty LP 3 .875 03/01/27 96,241
50,000 Highwoods Realty LP 2 .600 02/01/31 41,064
24,000 g Howard Hughes Corp 4 .125 02/01/29 18,511
28,000 Kennedy-Wilson, Inc 4 .750 03/01/29 22,680
29,000 Kennedy-Wilson, Inc 5 .000 03/01/31 22,475
110,000 Life Storage LP 2 .400 10/15/31 87,542
100,000 Mid-America Apartments LP 4 .300 10/15/23 100,575
125,000 Mid-America Apartments LP 3 .750 06/15/24 124,557
200,000 Mid-America Apartments LP 2 .750 03/15/30 174,216
100,000 Mid-America Apartments LP 1 .700 02/15/31 79,088
100,000 Mid-America Apartments LP 2 .875 09/15/51 69,350
150,000 Regency Centers LP 3 .900 11/01/25 147,659
100,000 Regency Centers LP 3 .600 02/01/27 96,728
100,000 Regency Centers LP 2 .950 09/15/29 87,865
100,000 Retail Properties of America, Inc 4 .750 09/15/30 93,099
500,000 g SBA Tower Trust 2 .836 01/15/25 482,542
420,000 g SBA Tower Trust 1 .884 01/15/26 387,840
87,000 SITE Centers Corp 3 .625 02/01/25 84,560
50,000 Weingarten Realty Investors 3 .375 10/15/22 50,008
100,000 Weingarten Realty Investors 3 .250 08/15/26 96,138
100,000 Weyerhaeuser Co 4 .000 03/09/52 82,561
TOTAL REAL ESTATE 5,097,596
RETAILING - 0 .5%
25,000 g Asbury Automotive Group, Inc 4 .625 11/15/29 20,656
50,000 g Asbury Automotive Group, Inc 5 .000 02/15/32 40,875
50,000 AutoNation, Inc 3 .800 11/15/27 47,234
100,000 AutoZone, Inc 1 .650 01/15/31 78,411
40,000 g Ferrellgas Escrow LLC 5 .375 04/01/26 34,727
44,000 g Ferrellgas Escrow LLC 5 .875 04/01/29 35,719
100,000 Genuine Parts Co 2 .750 02/01/32 82,731
80,000 g LCM Investments Holdings II LLC 4 .875 05/01/29 60,888
45,000 g Lithia Motors, Inc 4 .625 12/15/27 41,248
38,000 g Magic Mergeco, Inc 5 .250 05/01/28 29,867
125,000 O'Reilly Automotive, Inc 3 .600 09/01/27 120,708
100,000 O'Reilly Automotive, Inc 4 .200 04/01/30 96,547
250,000 e O'Reilly Automotive, Inc 1 .750 03/15/31 198,173
50,000 g Staples, Inc 7 .500 04/15/26 41,444
28,000 g Superior Plus LP 4 .500 03/15/29 23,800
75,000 Target Corp 2 .350 02/15/30 66,235
TOTAL RETAILING 1,019,263
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .6%
325,000 g Broadcom, Inc 2 .450 02/15/31 261,117
39,000 g Broadcom, Inc 3 .469 04/15/34 31,741
18,000 g Broadcom, Inc 3 .187 11/15/36 13,683
240,000 g Broadcom, Inc 4 .926 05/15/37 215,170
100,000 Lam Research Corp 4 .000 03/15/29 98,247
115,000 NVIDIA Corp 2 .000 06/15/31 97,639
100,000 NXP BV 3 .875 06/18/26 96,320
100,000 NXP BV 4 .400 06/01/27 98,443
100,000 NXP BV 3 .400 05/01/30 88,213

Portfolio of investments
(unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
$ 125,000 NXP BV 3 .125% 02/15/42 $ 90,909
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,091,482
SOFTWARE & SERVICES - 0 .6%
105,000 Adobe, Inc 2 .300 02/01/30 92,724
200,000 g CA Magnum Holdings 5 .375 10/31/26 173,316
10,000 g Camelot Finance S.A. 4 .500 11/01/26 9,121
30,000 g Clarivate Science Holdings Corp 3 .875 07/01/28 25,065
80,000 Fiserv, Inc 3 .500 07/01/29 72,975
147,000 Microsoft Corp 2 .525 06/01/50 108,269
55,000 g Open Text Corp 3 .875 12/01/29 46,291
15,000 g Open Text Holdings, Inc 4 .125 02/15/30 12,976
200,000 e,g Prosus NV 4 .193 01/19/32 159,677
125,000 Roper Technologies, Inc 1 .400 09/15/27 107,072
100,000 salesforce.com, Inc 3 .700 04/11/28 98,840
100,000 salesforce.com, Inc 1 .950 07/15/31 84,941
100,000 salesforce.com, Inc 2 .700 07/15/41 77,299
100,000 Take-Two Interactive Software, Inc 3 .700 04/14/27 97,065
50,000 Visa, Inc 2 .700 04/15/40 40,201
TOTAL SOFTWARE & SERVICES 1,205,832
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .5%
165,000 Amphenol Corp 2 .800 02/15/30 144,451
175,000 Apple, Inc 2 .450 08/04/26 167,394
575,000 Apple, Inc 2 .050 09/11/26 541,366
60,000 Apple, Inc 2 .650 02/08/51 44,221
65,000 Dell International LLC 5 .300 10/01/29 64,079
80,000 g Imola Merger Corp 4 .750 05/15/29 66,933
50,000 g Sensata Technologies BV 4 .000 04/15/29 42,404
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,070,848
TELECOMMUNICATION SERVICES - 2 .2%
200,000 g Altice France S.A. 5 .125 07/15/29 151,000
564,000 AT&T, Inc 2 .550 12/01/33 457,536
150,000 AT&T, Inc 4 .500 05/15/35 142,540
150,000 AT&T, Inc 3 .500 06/01/41 119,772
480,000 AT&T, Inc 3 .550 09/15/55 359,635
11,000 AT&T, Inc 3 .650 09/15/59 8,238
250,000 g Bharti Airtel Ltd 3 .250 06/03/31 209,094
200,000 g Empresa Nacional de Telecomunicaciones S.A. 3 .050 09/14/32 160,250
200,000 g Millicom International Cellular S.A. 4 .500 04/27/31 148,000
200,000 g MTN Mauritius Investment Ltd 6 .500 10/13/26 195,993
100,000 Telefonica Emisiones SAU 4 .103 03/08/27 97,903
100,000 Telefonica Emisiones SAU 4 .895 03/06/48 85,261
20,000 T-Mobile USA, Inc 2 .250 02/15/26 17,998
30,000 T-Mobile USA, Inc 2 .625 02/15/29 25,254
225,000 T-Mobile USA, Inc 3 .875 04/15/30 209,983
350,000 T-Mobile USA, Inc 2 .550 02/15/31 294,505
100,000 T-Mobile USA, Inc 3 .000 02/15/41 74,579
100,000 T-Mobile USA, Inc 4 .500 04/15/50 88,730
125,000 T-Mobile USA, Inc 3 .300 02/15/51 91,023
100,000 Verizon Communications, Inc 3 .150 03/22/30 90,920
50,000 Verizon Communications, Inc 1 .680 10/30/30 40,296
25,000 Verizon Communications, Inc 1 .750 01/20/31 20,081
200,000 Verizon Communications, Inc 2 .550 03/21/31 171,001
500,000 Verizon Communications, Inc 2 .355 03/15/32 414,569
550,000 Verizon Communications, Inc 3 .400 03/22/41 447,720
200,000 g Vmed O2 UK Financing I plc 4 .750 07/15/31 161,570
110,000 Vodafone Group plc 4 .375 02/19/43 95,592

Portfolio of investments
(unaudited)
Core Bond Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES—continued
$ 150,000 Vodafone Group plc 4 .250% 09/17/50 $ 126,154
TOTAL TELECOMMUNICATION SERVICES 4,505,197
TRANSPORTATION - 0 .3%
65,000 Burlington Northern Santa Fe LLC 3 .050 02/15/51 49,433
275,000 Canadian Pacific Railway Co 2 .050 03/05/30 232,713
100,000 CSX Corp 3 .800 03/01/28 97,563
75,000 CSX Corp 4 .250 03/15/29 74,611
90,000 g First Student Bidco, Inc 4 .000 07/31/29 71,981
50,000 Union Pacific Corp 2 .891 04/06/36 41,331
100,000 Union Pacific Corp 3 .839 03/20/60 83,471
TOTAL TRANSPORTATION 651,103
UTILITIES - 2 .6%
100,000 AEP Transmission Co LLC 3 .100 12/01/26 96,560
75,000 AEP Transmission Co LLC 4 .000 12/01/46 66,248
100,000 AEP Transmission Co LLC 2 .750 08/15/51 70,085
200,000 g Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 162,235
100,000 American Water Capital Corp 3 .000 12/01/26 94,776
250,000 American Water Capital Corp 2 .800 05/01/30 224,149
60,000 American Water Capital Corp 4 .000 12/01/46 52,058
50,000 American Water Capital Corp 3 .750 09/01/47 41,605
100,000 American Water Capital Corp 3 .450 05/01/50 79,686
100,000 Atmos Energy Corp 1 .500 01/15/31 79,990
125,000 Baltimore Gas & Electric Co 3 .750 08/15/47 106,636
50,000 BAT Capital Corp 4 .742 03/16/32 44,439
200,000 g Becle SAB de C.V. 2 .500 10/14/31 159,830
50,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 47,530
200,000 Black Hills Corp 4 .250 11/30/23 200,593
100,000 Black Hills Corp 3 .150 01/15/27 95,367
100,000 e CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 90,870
100,000 Commonwealth Edison Co 2 .750 09/01/51 71,123
100,000 Consumers Energy Co 2 .650 08/15/52 70,016
60,000 Dominion Energy, Inc 2 .250 08/15/31 49,329
190,000 Dominion Energy, Inc 3 .300 04/15/41 149,044
405,000 Duke Energy Corp 3 .300 06/15/41 313,389
50,000 Duke Energy Progress LLC 2 .500 08/15/50 34,145
100,000 Edison International 5 .375 N/A‡ 81,250
200,000 g ENN Energy Holdings Ltd 2 .625 09/17/30 170,311
195,000 Eversource Energy 1 .650 08/15/30 155,296
100,000 Florida Power & Light Co 3 .990 03/01/49 91,116
75,000 Indiana Michigan Power Co 3 .750 07/01/47 61,802
200,000 g Israel Electric Corp Ltd 3 .750 02/22/32 178,897
150,000 MidAmerican Energy Co 3 .650 04/15/29 145,725
95,000 MidAmerican Energy Co 3 .650 08/01/48 80,543
130,000 NextEra Energy Capital Holdings, Inc 2 .250 06/01/30 109,165
310,000 NiSource, Inc 1 .700 02/15/31 242,335
85,000 g NRG Energy, Inc 2 .450 12/02/27 72,984
50,000 NRG Energy, Inc 5 .750 01/15/28 45,447
100,000 NSTAR Electric Co 3 .950 04/01/30 97,839
100,000 Ohio Power Co 4 .150 04/01/48 87,290
100,000 Ohio Power Co 4 .000 06/01/49 86,031
50,000 ONE Gas, Inc 3 .610 02/01/24 49,940
12,000 g Pattern Energy Operations LP 4 .500 08/15/28 10,440
100,000 PECO Energy Co 3 .000 09/15/49 75,759
200,000 PECO Energy Co 2 .800 06/15/50 145,931
200,000 g Perusahaan Listrik Negara PT 3 .875 07/17/29 180,438
200,000 †,g Phosagro OAO Via Phosagro Bond Funding DAC 2 .600 09/16/28 45,000
125,000 Public Service Co of Colorado 1 .875 06/15/31 104,492
125,000 Public Service Co of Colorado 3 .200 03/01/50 98,127

Portfolio of investments
(unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 200,000 g Saka Energi Indonesia PT 4 .450% 05/05/24 $ 183,238
75,000 Virginia Electric & Power Co 2 .950 11/15/26 71,438
50,000 Virginia Electric & Power Co 3 .500 03/15/27 48,820
TOTAL UTILITIES 5,119,357
TOTAL CORPORATE BONDS 69,665,211
(Cost $79,659,597)
GOVERNMENT BONDS - 40.7%
FOREIGN GOVERNMENT BONDS - 2 .6%
200,000 g African Export-Import Bank 2 .634 05/17/26 176,485
200,000 g Angolan Government International Bond 8 .750 04/14/32 159,572
EUR 100,000 g Banque Ouest Africaine de Developpement 2 .750 01/22/33 82,487
50,000 g Bermuda Government International Bond 4 .750 02/15/29 49,968
200,000 g BNG Bank NV 2 .625 02/27/24 198,407
200,000 Chile Government International Bond 2 .750 01/31/27 186,750
400,000 e Colombia Government International Bond 3 .250 04/22/32 289,034
200,000 g Costa Rica Government International Bond 5 .625 04/30/43 149,572
200,000 g Dominican Republic Government International Bond 4 .875 09/23/32 153,887
13,286 g Ecuador Government International Bond 0 .000 07/31/30 5,486
79,525 g Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 51,196
56,442 g Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 27,208
200,000 g Egypt Government International Bond 7 .053 01/15/32 129,642
100,000 European Investment Bank 4 .875 02/15/36 116,710
200,000 g Export-Import Bank of India 2 .250 01/13/31 157,447
200,000 g Guatemala Government Bond 3 .700 10/07/33 153,620
187,500 g Iraq Government International Bond 5 .800 01/15/28 168,266
200,000 Japan Bank for International Cooperation 2 .375 04/20/26 193,195
100,000 g Japan Finance Organization for Municipalities 3 .000 03/12/24 99,433
300,000 e,g Jordan Government International Bond 4 .950 07/07/25 270,811
200,000 g Korea Electric Power Corp 1 .125 06/15/25 185,162
200,000 g Korea Hydro & Nuclear Power Co Ltd 1 .250 04/27/26 182,091
25,000 e Mexico Government International Bond 3 .250 04/16/30 21,999
32,000 Mexico Government International Bond 6 .050 01/11/40 31,434
275,000 Mexico Government International Bond 4 .280 08/14/41 217,342
200,000 e,g Pakistan Global Sukuk Programme Co Ltd 7 .950 01/31/29 173,066
160,000 Panama Notas del Tesoro 3 .750 04/17/26 155,200
130,000 Peruvian Government International Bond 3 .000 01/15/34 106,640
200,000 g Qatar Government International Bond 3 .750 04/16/30 198,602
300,000 g Republic of Uzbekistan International Bond 4 .750 02/20/24 286,071
275,000 g Rwanda International Government Bond 5 .500 08/09/31 214,658
500,000 g Saudi Government International Bond 3 .750 01/21/55 409,722
200,000 g Serbia International Bond 2 .125 12/01/30 146,791
TOTAL FOREIGN GOVERNMENT BONDS 5,147,954
MORTGAGE BACKED - 20 .0%
210,000 g,i Connecticut Avenue Securities Trust 2 .826 12/25/41 189,180
100,000 g,i Connecticut Avenue Securities Trust 5 .426 01/25/42 87,659
255,000 g,i Connecticut Avenue Securities Trust 4 .026 03/25/42 238,448
460,000 g,i Connecticut Avenue Securities Trust 4 .798 05/25/42 447,355
250,000 g,i Fannie CAS 5 .576 06/25/42 250,937
58,214 i Federal Home Loan Mortgage Corp (FHLMC) LIBOR 1 M + 5.920% 4 .596 03/15/44 7,235
254,544 FHLMC 4 .000 10/01/47 255,823
18,912 FHLMC 4 .000 06/01/48 18,958
102,560 i FHLMC LIBOR 1 M + 9.920% 7 .802 06/15/48 105,044
11,550 FHLMC 4 .000 07/01/48 11,576
137,011 i FHLMC LIBOR 1 M + 9.840% 7 .722 10/15/48 136,665
1,060,073 FHLMC 3 .000 11/01/49 998,534
244,883 FHLMC 2 .000 09/25/50 28,868

Portfolio of investments
(unaudited)
Core Bond Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 496,433 FHLMC 2 .500% 02/25/51 $ 79,971
248,585 FHLMC 3 .000 11/01/51 235,109
217,623 FHLMC 3 .000 11/01/51 204,595
40,121 FHLMC 3 .000 11/01/51 38,155
63,319 FHLMC 3 .000 11/01/51 59,867
658,204 FHLMC 2 .000 02/01/52 573,790
862,281 FHLMC 2 .500 02/01/52 778,948
592,214 FHLMC 2 .500 03/01/52 535,157
744,746 FHLMC 2 .500 03/01/52 672,648
78,682 FHLMC 3 .000 04/01/52 73,541
17,398 Federal Home Loan Mortgage Corp Gold (FGLMC) 5 .000 06/01/36 18,322
5,318 FGLMC 5 .000 07/01/39 5,604
146,042 FGLMC 3 .500 04/01/45 143,603
428,805 FGLMC 3 .500 08/01/45 422,878
158,353 FGLMC 4 .000 12/01/45 160,016
11,729 FGLMC 4 .500 06/01/47 12,142
279,982 FGLMC 4 .000 09/01/47 281,941
97,379 FGLMC 3 .500 12/01/47 95,301
66,000 FGLMC 4 .000 07/01/48 66,211
89,890 FGLMC 4 .500 08/01/48 91,828
106,486 Federal National Mortgage Association (FNMA) 3 .500 06/01/32 106,488
860,000 h FNMA 2 .500 07/25/32 821,213
140,524 FNMA 3 .000 10/01/32 139,282
77,429 FNMA 5 .000 05/01/35 81,411
6,431 FNMA 7 .500 07/01/35 6,445
87,623 FNMA 5 .000 02/01/36 92,224
840,000 h FNMA 3 .000 07/25/37 820,685
300,000 h FNMA 3 .500 07/25/37 298,122
84,271 FNMA 3 .000 10/01/39 80,192
65,664 FNMA 3 .000 05/01/40 62,543
132,752 FNMA 5 .000 09/01/40 139,718
553,389 FNMA 2 .000 03/01/42 491,942
65,522 FNMA 4 .000 09/01/42 65,820
82,857 i FNMA LIBOR 1 M + 5.950% 4 .326 09/25/43 11,406
37,298 FNMA 4 .000 01/01/44 37,656
42,412 FNMA 4 .500 03/01/44 43,708
166,500 FNMA 4 .500 10/01/44 170,991
297,557 FNMA 4 .500 11/01/44 305,557
72,271 FNMA 5 .000 11/01/44 76,065
24,366 FNMA 4 .000 01/01/45 24,476
82,543 FNMA 4 .000 12/01/45 83,124
338,416 FNMA 3 .500 01/01/46 330,900
214,695 FNMA 4 .000 01/01/46 216,211
19,832 FNMA 4 .000 04/01/46 19,922
132,940 FNMA 3 .500 07/01/46 129,988
345,946 FNMA 3 .500 07/01/46 339,962
59,407 FNMA 3 .000 10/01/46 54,991
6,927 FNMA 3 .000 11/01/47 6,416
159,291 FNMA 3 .500 11/01/47 156,537
260,281 FNMA 4 .000 12/01/47 260,864
202,758 FNMA 3 .500 01/01/48 198,263
90,354 FNMA 4 .500 01/01/48 92,207
84,136 FNMA 4 .500 02/01/48 85,862
69,065 FNMA 4 .000 03/01/48 69,219
342,550 FNMA 4 .500 03/01/48 349,573
52,747 FNMA 4 .500 05/01/48 53,874
70,391 FNMA 4 .500 05/01/48 71,874
95,706 FNMA 5 .000 08/01/48 99,914
1,925,000 h FNMA 4 .000 07/25/49 1,898,193
1,250,000 h FNMA 4 .500 07/25/49 1,254,736

Portfolio of investments
(unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 271,322 FNMA 3 .000% 07/01/50 $ 255,124
174,208 FNMA 2 .000 08/25/50 24,614
541,449 FNMA 2 .500 11/25/50 78,364
96,660 FNMA 3 .000 02/25/51 19,410
1,582,522 FNMA 2 .000 04/01/51 1,375,590
171,553 FNMA 3 .000 09/01/51 161,583
218,330 FNMA 2 .500 11/25/51 31,292
789,394 FNMA 2 .000 12/01/51 688,164
163,968 FNMA 2 .000 01/01/52 143,321
293,431 FNMA 2 .500 01/01/52 265,025
24,477 FNMA 3 .000 01/01/52 22,935
627,907 FNMA 2 .000 02/01/52 547,375
1,078,355 FNMA 2 .500 02/01/52 973,757
499,195 FNMA 2 .500 02/01/52 451,099
588,805 FNMA 2 .500 02/01/52 531,552
488,085 FNMA 2 .500 02/01/52 440,554
313,141 FNMA 3 .500 02/01/52 303,555
349,532 FNMA 2 .000 03/01/52 303,710
133,589 FNMA 2 .500 04/01/52 120,532
89,692 FNMA 3 .000 04/01/52 83,858
731,709 FNMA 3 .000 04/01/52 684,443
1,280,189 FNMA 3 .000 04/01/52 1,197,810
595,910 FNMA 3 .000 04/01/52 557,417
118,749 FNMA 3 .000 04/01/52 110,955
453,509 FNMA 3 .500 05/01/52 437,047
580,248 FNMA 4 .000 05/01/52 572,861
303,931 FNMA 4 .000 06/01/52 300,062
200,000 h FNMA 4 .000 07/01/52 197,483
365,000 h FNMA 3 .500 07/25/52 350,999
1,750,000 h FNMA 5 .000 07/25/52 1,786,094
1,000,000 h FNMA 5 .000 08/25/52 1,017,676
800,000 h FNMA 5 .500 08/25/52 828,000
100,000 g,i Freddie Mac STACR REMIC Trust 4 .326 10/25/41 85,540
80,000 g,i Freddie Mac STACR REMIC Trust 4 .426 03/25/42 76,395
580,000 g,i Freddie Mac STACR REMIC Trust 4 .276 05/25/42 551,403
100,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 3 .226 08/25/33 94,529
120,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 3 .700 11/25/41 102,648
525,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 3 .326 02/25/42 484,401
530,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 5 .279 06/25/42 532,662
3,883 Government National Mortgage Association (GNMA) 5 .000 03/15/34 4,024
20,760 GNMA 5 .000 06/15/34 21,525
2,064 GNMA 5 .000 04/15/38 2,157
3,514 GNMA 4 .500 04/15/40 3,617
105,683 GNMA 4 .000 06/20/46 14,347
465,000 h GNMA 3 .000 07/20/47 438,299
298,905 GNMA 2 .500 05/20/52 273,904
1,644,799 GNMA 3 .000 05/20/52 1,552,633
100,000 h GNMA 2 .500 07/20/52 91,500
1,000,000 h GNMA 3 .500 07/20/52 971,562
1,000,000 h GNMA 4 .000 07/20/52 995,605
400,000 h GNMA 4 .500 07/20/52 405,875
154,937 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 141,141
186,709 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 155,882
142,900 g,i GS Mortgage-Backed Securities Trust 2 .500 05/01/52 128,895
215,161 g,i GS Mortgage-Backed Securities Trust 3 .000 08/26/52 187,115
130,000 †,g,i J.P. Morgan Mortgage Trust 3 .000 12/25/52 112,161
240,572 g,i JP Morgan Mortgage Trust 2 .500 07/25/52 203,143
343,820 g,i JP Morgan Mortgage Trust 3 .250 07/25/52 302,649
371,833 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 327,444
196,668 g,i JP Morgan Mortgage Trust 3 .000 10/25/52 171,754

Portfolio of investments
(unaudited)
Core Bond Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 123,397 g,i JP Morgan Mortgage Trust 3 .000% 11/25/52 $ 106,994
TOTAL MORTGAGE BACKED 40,376,548
MUNICIPAL BONDS - 1 .7%
200,000 City & County of San Francisco CA Community Facilities
District
3 .264 09/01/25 196,179
200,000 City & County of San Francisco CA Community Facilities
District
4 .038 09/01/34 193,115
300,000 City of New York NY 3 .430 12/01/24 298,979
150,000 Commonwealth Financing Authority 3 .864 06/01/38 143,046
500,000 County of Miami-Dade FL Aviation Revenue 3 .049 10/01/26 480,255
350,000 Michigan Finance Authority 2 .988 09/01/49 346,611
170,000 New York State Dormitory Authority 4 .294 07/01/44 159,145
1,400,000 State of Illinois 5 .100 06/01/33 1,408,525
300,000 State of Oregon Department of Administrative Services 4 .103 05/01/39 273,412
TOTAL MUNICIPAL BONDS 3,499,267
U.S. TREASURY SECURITIES - 16 .4%
1,100,000 United States Treasury Bond 3 .125 11/15/41 1,056,129
1,535,700 United States Treasury Bond 3 .000 11/15/45 1,427,001
1,615,000 United States Treasury Bond 2 .875 11/15/46 1,472,426
765,000 United States Treasury Bond 3 .000 05/15/47 715,036
176,000 United States Treasury Bond 3 .375 11/15/48 178,826
1,146,100 k United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 1,161,948
205,000 United States Treasury Note 0 .125 01/31/23 202,109
100,000 United States Treasury Note 0 .125 05/31/23 97,524
1,000,000 United States Treasury Note 0 .875 01/31/24 967,656
1,715,000 United States Treasury Note 2 .875 06/15/25 1,708,167
1,000,000 United States Treasury Note 0 .875 09/30/26 913,281
217,000 United States Treasury Note 2 .625 05/31/27 212,897
195,000 United States Treasury Note 3 .250 06/30/27 196,904
65,000 United States Treasury Note 0 .500 10/31/27 56,789
1,439,000 United States Treasury Note 1 .125 08/31/28 1,280,654
1,855,000 United States Treasury Note 1 .375 10/31/28 1,672,471
1,475,000 United States Treasury Note 2 .375 03/31/29 1,411,909
5,622,300 United States Treasury Note 2 .875 05/15/32 5,559,049
300,000 United States Treasury Note 2 .250 05/15/41 250,336
25,000 United States Treasury Note 1 .750 08/15/41 19,017
500,000 United States Treasury Note 2 .000 11/15/41 397,109
5,411,800 United States Treasury Note 2 .250 02/15/42 4,589,037
750,000 United States Treasury Note 3 .250 05/15/42 731,953
5,797,000 United States Treasury Note 2 .250 02/15/52 4,770,750
2,000,000 United States Treasury Note 2 .875 05/15/52 1,889,063
TOTAL U.S. TREASURY SECURITIES 32,938,041
TOTAL GOVERNMENT BONDS 81,961,810
(Cost $86,446,756)
STRUCTURED ASSETS - 20.3%
ASSET BACKED - 8 .5%
250,000 g Affirm Asset Securitization Trust 1 .660 08/15/25 239,073
Series - 2021 A (Class C)
350,000 g Affirm Asset Securitization Trust 1 .400 08/17/26 317,633
Series - 2021 B (Class C)
250,000 g,i AIMCO CLO 16 Ltd LIBOR 3 M + 1.650% 1 .895 01/17/35 234,018
Series - 2021 16A (Class B)
250,000 AmeriCredit Automobile Receivables Trust 2 .130 03/18/26 240,652
Series - 2020 2 (Class D)
250,000 AmeriCredit Automobile Receivables Trust 1 .490 09/18/26 234,654
Series - 2020 3 (Class D)

Portfolio of investments
(unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 250,000 AmeriCredit Automobile Receivables Trust 1 .210% 12/18/26 $ 233,794
Series - 2021 1 (Class D)
99,904 g AMSR Trust 1 .819 04/17/37 94,788
Series - 2020 SFR1 (Class A)
100,000 g AMSR Trust 3 .148 01/19/39 93,762
Series - 2019 SFR1 (Class C)
100,000 g AMSR Trust 3 .247 01/19/39 92,813
Series - 2019 SFR1 (Class D)
242,716 g Apollo aviation securitization 2 .798 01/15/47 206,986
Series - 2021 2A (Class A)
250,000 g Avis Budget Rental Car Funding AESOP LLC 2 .970 03/20/24 249,206
Series - 2017 2A (Class A)
187,049 g BRE Grand Islander Timeshare Issuer LLC 3 .280 09/26/33 179,797
Series - 2019 A (Class A)
95,450 g Capital Automotive REIT 1 .440 08/15/51 84,149
Series - 2021 1A (Class A1)
99,979 g Capital Automotive REIT 1 .920 08/15/51 87,387
Series - 2021 1A (Class A3)
1,250,000 CarMax Auto Owner Trust 1 .280 07/15/27 1,140,209
Series - 2021 1 (Class D)
98,500 g Cars Net Lease Mortgage Notes Series 2 .010 12/15/50 86,581
Series - 2020 1A (Class A1)
99,250 g Cars Net Lease Mortgage Notes Series 3 .100 12/15/50 91,077
Series - 2020 1A (Class A3)
100,000 g Cars Net Lease Mortgage Notes Series 4 .690 12/15/50 94,147
Series - 2020 1A (Class B1)
100,000 Carvana Auto Receivables Trust 1 .720 09/11/28 95,570
Series - 2021 N4 (Class C)
345,000 g Carvana Auto Receivables Trust 4 .130 12/11/28 333,457
Series - 2022 N1 (Class D)
250,000 g,i Cayuga Park CLO Ltd LIBOR 3 M + 1.650% 1 .000 07/17/34 237,807
Series - 2020 1A (Class B1R)
144,702 †,g,i CBRE Realty Finance LIBOR 3 M + 0.300% 0 .520 04/07/52 362
Series - 2007 1A (Class A2)
3,556 Centex Home Equity 5 .540 01/25/32 3,546
Series - 2002 A (Class AF6)
460,252 g CF Hippolyta LLC 1 .690 07/15/60 417,051
Series - 2020 1 (Class A1)
225,740 g CF Hippolyta LLC 1 .990 07/15/60 192,898
Series - 2020 1 (Class A2)
92,050 g CF Hippolyta LLC 2 .280 07/15/60 82,571
Series - 2020 1 (Class B1)
241,126 g CF Hippolyta LLC 1 .530 03/15/61 212,556
Series - 2021 1A (Class A1)
241,126 g CF Hippolyta LLC 1 .980 03/15/61 208,126
Series - 2021 1A (Class B1)
230,000 g Cologix Data Centers US Issuer LLC 3 .300 12/26/51 211,473
Series - 2021 1A (Class A2)
121,563 g DB Master Finance LLC 4 .352 05/20/49 113,327
Series - 2019 1A (Class A23)
199,000 g DB Master Finance LLC 2 .045 11/20/51 176,683
Series - 2021 1A (Class A2I)
99,500 g DB Master Finance LLC 2 .493 11/20/51 85,714
Series - 2021 1A (Class A2II)
53,643 g Diamond Resorts Owner Trust 3 .700 01/21/31 53,514
Series - 2018 1 (Class A)
67,655 g Diamond Resorts Owner Trust 2 .890 02/20/32 66,443
Series - 2019 1A (Class A)
53,192 g Diamond Resorts Owner Trust 2 .050 11/21/33 49,831
Series - 2021 1A (Class B)

Portfolio of investments
(unaudited)
Core Bond Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 330,750 g Domino's Pizza Master Issuer LLC 4 .474% 10/25/45 $ 329,130
Series - 2015 1A (Class A2II)
217,125 g Domino's Pizza Master Issuer LLC 4 .116 07/25/48 211,689
Series - 2018 1A (Class A2I)
148,500 g Domino's Pizza Master Issuer LLC 2 .662 04/25/51 129,438
Series - 2021 1A (Class A2I)
500,000 g DT Auto Owner Trust 1 .160 11/16/26 463,521
Series - 2021 1A (Class D)
40,431 g,i Ellington Loan Acquisition Trust LIBOR 1 M + 1.100% 2 .724 05/25/37 40,151
Series - 2007 2 (Class A2C)
250,000 g Flexential Issuer, LLC 3 .250 11/27/51 228,562
Series - 2021 1A (Class A2)
180,383 g FNA VI LLC 1 .350 01/10/32 168,469
Series - 2021 1A (Class A)
446,000 g,i GRACIE POINT INTERNATIONAL FUNDING 0 .000 04/01/24 444,485
Series - 2022 1A (Class B)
81,116 g HERO Funding Trust 3 .190 09/20/48 77,477
Series - 2017 3A (Class A1)
81,116 g HERO Funding Trust 3 .950 09/20/48 78,714
Series - 2017 3A (Class A2)
150,000 g Hertz Vehicle Financing LLC 1 .560 12/26/25 138,615
Series - 2021 1A (Class B)
133,795 g Hilton Grand Vacations Trust 2 .960 12/26/28 130,950
Series - 2017 AA (Class B)
102,053 g Hilton Grand Vacations Trust 2 .340 07/25/33 97,603
Series - 2019 AA (Class A)
4,872 i Home Equity Asset Trust LIBOR 1 M + 1.500% 3 .986 06/25/33 4,809
Series - 2003 1 (Class M1)
422,686 g Horizon Aircraft Finance II Ltd 3 .721 07/15/39 374,013
Series - 2019 1 (Class A)
226,384 g Horizon Aircraft Finance III Ltd 3 .425 11/15/39 196,174
Series - 2019 2 (Class A)
100,000 g Hpefs Equipment Trust 4 .430 09/20/29 99,333
Series - 2022 2A (Class C)
99,995 g,i Invitation Homes Trust LIBOR 1 M + 1.250% 2 .773 01/17/38 98,988
Series - 2018 SFR4 (Class B)
250,000 g,i La Vie Re Ltd LIBOR 3 M + 2.850% 3 .784 10/06/23 245,000
Series - 2020 A (Class )
250,000 g,i Madison Park Funding LIX Ltd LIBOR 3 M + 2.100% 2 .345 01/18/34 234,666
Series - 2021 59A (Class C)
250,000 g,i Massachusetts St LIBOR 3 M + 1.650% 1 .882 01/15/35 236,356
Series - 2021 3A (Class B)
128,104 g MVW LLC 1 .830 05/20/39 116,844
Series - 2021 2A (Class B)
158,040 g MVW Owner Trust 2 .420 12/20/34 155,065
Series - 2017 1A (Class A)
107,891 g MVW Owner Trust 3 .450 01/21/36 106,093
Series - 2018 1A (Class A)
91,827 g MVW Owner Trust 3 .000 11/20/36 87,490
Series - 2019 1A (Class B)
44,409 g Navient Private Education Refi Loan Trust 1 .310 01/15/69 41,391
Series - 2020 HA (Class A)
174,259 g Navient Student Loan Trust 3 .390 12/15/59 168,575
Series - 2019 BA (Class A2A)
250,000 g,i Navistar Financial Dealer Note Master Owner Trust II 0 .000 05/25/27 249,438
Series - 2022 1 (Class B)
250,000 g,i Neuberger Berman Loan Advisers Clo 40 Ltd LIBOR 3 M + 1.060% 2 .104 04/16/33 244,304
Series - 2021 40A (Class A)
250,000 g,i Neuberger Berman Loan Advisers Clo 40 Ltd LIBOR 3 M + 1.400% 2 .444 04/16/33 236,669
Series - 2021 40A (Class B)

Portfolio of investments
(unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 240,744 g Oak Street Investment Grade Net Lease Fund Series 1 .480% 01/20/51 $ 217,032
Series - 2021 1A (Class A1)
99,001 g Oak Street Investment Grade Net Lease Fund Series 2 .380 11/20/51 89,652
Series - 2021 2A (Class A1)
250,000 g,i OHA Credit Funding 10 Ltd LIBOR 3 M + 1.650% 1 .896 01/18/36 237,420
Series - 2021 10A (Class B)
218,376 g OneMain Financial Issuance Trust 3 .840 05/14/32 217,753
Series - 2020 1A (Class A)
150,000 g OneMain Financial Issuance Trust 1 .750 09/14/35 133,573
Series - 2020 2A (Class A)
250,000 g Oportun Funding XIV LLC 1 .210 03/08/28 233,992
Series - 2021 A (Class A)
200,000 g PFS Financing Corp 1 .270 06/15/25 194,373
Series - 2020 A (Class A)
250,000 g PFS Financing Corp 1 .770 06/15/25 241,648
Series - 2020 A (Class B)
250,000 g PFS Financing Corp 0 .960 04/15/26 234,009
Series - 2021 A (Class B)
100,000 g Progress Residential Trust 2 .082 10/17/38 86,104
Series - 2021 SFR8 (Class D)
250,000 Santander Drive Auto Receivables Trust 1 .480 01/15/27 240,924
Series - 2020 4 (Class D)
243,750 g SERVPRO Master Issuer LLC 3 .882 10/25/49 226,950
Series - 2019 1A (Class A2)
455,337 †,g Settlement Fee Finance LLC 3 .840 11/01/49 439,068
Series - 2019 1A (Class A)
52,701 g Sierra Timeshare Receivables Funding LLC 3 .200 01/20/36 51,656
Series - 2019 1A (Class A)
49,444 g Sierra Timeshare Receivables Funding LLC 0 .990 11/20/37 46,695
Series - 2021 1A (Class A)
49,444 g Sierra Timeshare Receivables Funding LLC 1 .340 11/20/37 46,014
Series - 2021 1A (Class B)
49,444 g Sierra Timeshare Receivables Funding LLC 1 .790 11/20/37 45,933
Series - 2021 1A (Class C)
131,823 g SoFi Professional Loan Program LLC 2 .840 01/25/41 129,728
Series - 2017 F (Class A2FX)
377,942 g Sonic Capital LLC 3 .845 01/20/50 356,644
Series - 2020 1A (Class A2I)
175,000 g Stack Infrastructure Issuer LLC 1 .893 08/25/45 160,636
Series - 2020 1A (Class A2)
250,000 g Stack Infrastructure Issuer LLC 1 .877 03/26/46 224,675
Series - 2021 1A (Class A2)
4,995 i Structured Asset Investment Loan Trust LIBOR 1 M + 0.900% 2 .524 09/25/34 4,864
Series - 2004 8 (Class M1)
8,642 i Structured Asset Investment Loan Trust LIBOR 1 M + 1.000% 2 .624 09/25/34 8,530
Series - 2004 8 (Class A9)
95,000 g Taco Bell Funding LLC 4 .970 05/25/46 94,385
Series - 2016 1A (Class A23)
129,350 g Taco Bell Funding LLC 1 .946 08/25/51 112,692
Series - 2021 1A (Class A2I)
99,500 g Taco Bell Funding LLC 2 .294 08/25/51 83,434
Series - 2021 1A (Class A2II)
250,000 g,i TICP CLO VIII Ltd LIBOR 3 M + 1.700% 2 .763 10/20/34 237,890
Series - 2017 8A (Class A2R)
94,174 g Tricon American Homes Trust 2 .928 01/17/36 93,023
Series - 2017 SFR2 (Class A)
250,000 g,i Ursa Re II Ltd U.S. Treasury Bill 3 M + 3.750% 5 .448 12/07/23 249,000
Series - 2020 A (Class )
250,000 g,i Vitality Re X Ltd U.S. Treasury Bill 3 M + 1.750% 3 .443 01/10/23 248,100
Series - 2020 A (Class )

Portfolio of investments
(unaudited)
Core Bond Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 287,100 g Wendy's Funding LLC 2 .370% 06/15/51 $ 243,346
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 17,205,410
OTHER MORTGAGE BACKED - 11 .8%
121,186 g,i Agate Bay Mortgage Trust 3 .500 09/25/45 114,915
Series - 2015 6 (Class A9)
100,000 g,i Angel Oak Mortgage Trust 2 .837 11/25/66 79,295
Series - 2021 8 (Class A3)
500,000 g BANK 2 .500 10/17/52 355,004
Series - 2019 BN21 (Class D)
94,689 g,i Bayview MSR Opportunity Master Fund Trust 3 .000 10/25/51 82,396
Series - 2021 6 (Class A19)
200,000 g BBCMS Trust 4 .197 08/10/35 193,224
Series - 2015 SRCH (Class A2)
400,000 Benchmark Mortgage Trust 4 .267 03/15/52 388,960
Series - 2019 B9 (Class AS)
500,000 i Benchmark Mortgage Trust 2 .244 08/15/54 393,416
Series - 2021 B28 (Class B)
500,000 Benchmark Mortgage Trust 2 .429 08/15/54 416,162
Series - 2021 B28 (Class AS)
575,000 g BXP Trust 3 .459 08/13/37 542,844
Series - 2017 CC (Class A)
500,000 g,i BXP Trust 2 .868 01/15/44 357,724
Series - 2021 601L (Class D)
250,000 g,i CF Mortgage Trust 3 .603 04/15/52 251,694
Series - 2020 P1 (Class A2)
422,186 CFCRE Commercial Mortgage Trust 3 .644 12/10/54 418,520
Series - 2016 C7 (Class ASB)
8,084 i CHL Mortgage Pass-Through Trust 2 .520 02/20/35 8,082
Series - 2004 HYB9 (Class 1A1)
250,000 g,i Citigroup Commercial Mortgage Trust 3 .635 05/10/35 242,042
Series - 2013 375P (Class B)
100,000 g,i Citigroup Commercial Mortgage Trust 4 .631 07/10/47 92,830
Series - 2014 GC23 (Class D)
276,000 Citigroup Commercial Mortgage Trust 3 .199 08/10/56 238,551
Series - 2019 GC41 (Class B)
636,215 COMM Mortgage Trust 2 .853 10/15/45 634,142
Series - 2012 CR4 (Class A3)
1,000,000 g,i COMM Mortgage Trust 4 .057 06/10/46 990,894
Series - 2013 CR8 (Class B)
500,000 g,i COMM Mortgage Trust 4 .926 06/10/47 452,740
Series - 2014 UBS3 (Class D)
300,000 i COMM Mortgage Trust 3 .603 03/10/48 293,259
Series - 2015 CR22 (Class AM)
200,000 g,i COMM Mortgage Trust 4 .207 03/10/48 180,674
Series - 2015 CR22 (Class D)
250,000 COMM Mortgage Trust 3 .801 05/10/48 244,196
Series - 2015 CR23 (Class AM)
550,000 i COMM Mortgage Trust 4 .183 05/10/48 531,570
Series - 2015 CR23 (Class B)
200,000 i COMM Mortgage Trust 4 .428 05/10/48 189,144
Series - 2015 CR23 (Class C)
500,000 COMM Mortgage Trust 3 .696 08/10/48 491,970
Series - 2015 CR24 (Class A5)
250,000 COMM Mortgage Trust 3 .984 10/10/48 244,433
Series - 2015 CR27 (Class AM)
600,000 i COMM Mortgage Trust 4 .158 10/10/48 589,784
Series - 2015 LC23 (Class AM)

Portfolio of investments
(unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 73,238 i Connecticut Avenue Securities LIBOR 1 M + 2.600% 4 .224% 05/25/24 $ 72,958
Series - 2014 C02 (Class 1M2)
85,397 i Connecticut Avenue Securities LIBOR 1 M + 3.000% 4 .624 07/25/24 85,070
Series - 2014 C03 (Class 1M2)
25,000 g,i Connecticut Avenue Securities Trust 2 .476 10/25/41 23,188
Series - 2021 R01 (Class 1M2)
80,000 g,i Connecticut Avenue Securities Trust 3 .676 12/25/41 67,140
Series - 2021 R03 (Class 1B1)
145,000 g,i Connecticut Avenue Securities Trust 4 .426 03/25/42 137,946
Series - 2022 R03 (Class 1M2)
105,000 g,i Connecticut Avenue Securities Trust 3 .926 04/25/42 99,797
Series - 2022 R05 (Class 2M2)
117,857 g,i Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 104,397
Series - 2021 NQM8 (Class A3)
200,000 DBJPM Mortgage Trust 2 .340 08/15/53 164,184
Series - 2020 C9 (Class AM)
500,000 g,i EQUS Mortgage Trust LIBOR 1 M + 2.300% 3 .624 10/15/38 462,336
Series - 2021 EQAZ (Class E)
89,755 g,i Flagstar Mortgage Trust 4 .049 10/25/47 86,244
Series - 2017 2 (Class B3)
4,029 g,i Flagstar Mortgage Trust 4 .000 09/25/48 3,971
Series - 2018 5 (Class A11)
184,004 g,i Flagstar Mortgage Trust 2 .500 06/01/51 153,653
Series - 2021 4 (Class A21)
277,811 g,i Flagstar Mortgage Trust 3 .000 10/25/51 246,785
Series - 2021 10IN (Class A1)
10,000 g,i Freddie Mac STACR REMIC Trust 2 .976 12/25/33 8,912
Series - 2021 HQA2 (Class M2)
151,170 g,i Freddie Mac STACR REMIC Trust 2 .576 01/25/34 145,760
Series - 2021 DNA5 (Class M2)
110,000 g,i Freddie Mac STACR REMIC Trust 3 .426 01/25/42 93,135
Series - 2022 DNA1 (Class M2)
200,329 g,i Freddie Mac STACR REMIC Trust 3 .826 04/25/42 188,315
Series - 2022 DNA3 (Class M1B)
5,040 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 4,959
Series - 2019 PJ2 (Class A4)
34,743 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 30,764
Series - 2020 PJ4 (Class A4)
88,589 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 74,111
Series - 2021 PJ5 (Class A4)
191,720 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 169,738
Series - 2022 PJ2 (Class A36)
82,015 g,i GS Mortgage-Backed Securities Trust 2 .500 07/25/51 68,646
Series - 2021 PJ2 (Class A4)
256,198 g,i GS Mortgage-Backed Securities Trust 2 .500 11/25/51 213,867
Series - 2021 PJ6 (Class A4)
337,752 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 282,128
Series - 2021 PJ7 (Class A4)
165,633 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 138,645
Series - 2021 PJ8 (Class A4)
120,950 g,i GS Mortgage-Backed Securities Trust 3 .000 07/25/52 104,948
Series - 2022 INV1 (Class A4)
182,892 g,i GS Mortgage-Backed Securities Trust 3 .000 09/25/52 158,708
Series - 2022 HP1 (Class A4)
138,249 g,i GS Mortgage-Backed Securities Trust 3 .000 10/25/52 120,304
Series - 2022 PJ5 (Class A36)
30,088 i HarborView Mortgage Loan Trust LIBOR 1 M + 0.620% 2 .232 08/19/45 28,033
Series - 2005 11 (Class 2A1A)
400,000 g Hudson Yards Mortgage Trust 2 .835 08/10/38 370,021
Series - 2016 10HY (Class A)

Portfolio of investments
(unaudited)
Core Bond Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 44,861 g,i Imperial Fund Mortgage Trust 2 .051% 10/25/55 $ 42,671
Series - 2020 NQM1 (Class A3)
125,063 g,i J.P. Morgan Mortgage Trust 3 .000 09/25/52 109,239
Series - 2022 INV3 (Class A6)
2,117 g,i JP Morgan Chase Commercial Mortgage Securities
Corp
5 .604 07/15/46 2,109
Series - 2011 C4 (Class C)
300,000 g JP Morgan Chase Commercial Mortgage Securities
Trust
4 .021 07/05/32 299,853
Series - 2012 HSBC (Class C)
200,000 g JP Morgan Chase Commercial Mortgage Securities
Trust
3 .424 10/15/45 199,758
Series - 2012 C8 (Class AS)
64,586 g,i JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 2 .174 12/25/44 63,822
Series - 2015 1 (Class B1)
9,237 g,i JP Morgan Mortgage Trust 3 .500 05/25/46 8,742
Series - 2016 1 (Class A13)
23,022 g,i JP Morgan Mortgage Trust 3 .500 05/25/47 21,716
Series - 2017 2 (Class A13)
22,886 g,i JP Morgan Mortgage Trust 3 .500 09/25/48 21,087
Series - 2018 3 (Class A13)
59,792 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 55,262
Series - 2018 5 (Class A13)
47,497 g,i JP Morgan Mortgage Trust 3 .053 10/26/48 46,592
Series - 2017 5 (Class A2)
3,193 g,i JP Morgan Mortgage Trust 4 .000 01/25/49 3,120
Series - 2018 8 (Class A13)
2,479 g,i JP Morgan Mortgage Trust 4 .000 02/25/49 2,420
Series - 2018 9 (Class A13)
3,190 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 3,131
Series - 2019 1 (Class A3)
11,379 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 11,168
Series - 2019 1 (Class A15)
21,573 g,i JP Morgan Mortgage Trust LIBOR 1 M + 0.950% 2 .574 10/25/49 21,304
Series - 2019 INV1 (Class A11)
99,744 g,i JP Morgan Mortgage Trust 3 .852 06/25/50 89,742
Series - 2020 1 (Class B2)
154,334 g,i JP Morgan Mortgage Trust 2 .500 10/25/51 129,179
Series - 2021 6 (Class A15)
74,794 g,i JP Morgan Mortgage Trust 2 .500 11/25/51 62,603
Series - 2021 7 (Class A15)
102,595 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 85,891
Series - 2021 8 (Class A15)
90,910 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 76,078
Series - 2021 10 (Class A15)
156,862 g,i JP Morgan Mortgage Trust 2 .500 01/25/52 131,184
Series - 2021 11 (Class A15)
87,663 g,i JP Morgan Mortgage Trust 2 .500 02/25/52 73,339
Series - 2021 12 (Class A15)
123,083 g,i JP Morgan Mortgage Trust 3 .350 04/25/52 102,533
Series - 2021 INV6 (Class B1)
73,850 g,i JP Morgan Mortgage Trust 3 .350 04/25/52 60,507
Series - 2021 INV6 (Class B2)
65,100 g,i JP Morgan Mortgage Trust 2 .500 05/25/52 54,356
Series - 2021 14 (Class A15)
231,838 g,i JP Morgan Mortgage Trust 2 .500 06/25/52 193,576
Series - 2021 15 (Class A15)
242,545 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 214,887
Series - 2022 2 (Class A25)
377,363 g,i JP Morgan Mortgage Trust 3 .500 09/25/52 344,978
Series - 2022 LTV2 (Class A6)

Portfolio of investments
(unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 500,000 i JPMBB Commercial Mortgage Securities Trust 3 .917% 05/15/48 $ 489,330
Series - 2015 C29 (Class AS)
400,000 i JPMBB Commercial Mortgage Securities Trust 4 .118 05/15/48 381,374
Series - 2015 C29 (Class B)
500,000 JPMBB Commercial Mortgage Securities Trust 4 .106 08/15/48 483,712
Series - 2015 C31 (Class AS)
450,000 i JPMBB Commercial Mortgage Securities Trust 4 .766 08/15/48 430,864
Series - 2015 C31 (Class B)
500,000 g,i JPMBB Commercial Mortgage Securities Trust 4 .390 03/17/49 446,982
Series - 2016 C1 (Class D1)
115,000 i JPMDB Commercial Mortgage Securities Trust 3 .858 03/15/50 109,450
Series - 2017 C5 (Class AS)
500,000 g,i Manhattan West 2 .413 09/10/39 434,728
Series - 2020 1MW (Class B)
55,840 i Merrill Lynch Mortgage Investors Trust LIBOR 1 M + 0.520% 2 .278 01/25/37 53,411
Series - 2006 WMC1 (Class A1B)
328,128 i Morgan Stanley Bank of America Merrill Lynch Trust 4 .384 02/15/47 327,240
Series - 2014 C14 (Class AS)
134,114 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 112,291
Series - 2021 5 (Class A9)
144,131 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 131,122
Series - 2021 6 (Class A4)
113,142 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 94,759
Series - 2021 6 (Class A9)
500,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.500% 2 .824 07/15/36 492,471
Series - 2019 MILE (Class A)
100,000 g,i New Residential Mortgage Loan Trust 2 .986 09/25/59 91,166
Series - 2019 NQM4 (Class M1)
100,000 g,i NLT Trust 2 .569 08/25/56 78,765
Series - 2021 INV2 (Class M1)
226,651 g,i OBX Trust 2 .500 07/25/51 189,113
Series - 2021 J2 (Class A19)
17,058 g,i OBX Trust LIBOR 1 M + 0.650% 2 .274 06/25/57 16,692
Series - 2018 1 (Class A2)
91,969 g,i Oceanview Mortgage Trust 2 .500 05/25/51 76,939
Series - 2021 1 (Class A19)
243,158 g,i RCKT Mortgage Trust 2 .500 02/25/52 202,566
Series - 2022 2 (Class A22)
100,000 g,i RCKT Mortgage Trust 3 .500 06/25/52 89,266
Series - 2022 4 (Class A22)
11,132 g,i Sequoia Mortgage Trust 3 .500 05/25/45 10,336
Series - 2015 2 (Class A1)
17,655 g,i Sequoia Mortgage Trust 3 .500 02/25/47 16,485
Series - 2017 2 (Class A19)
34,067 g,i Sequoia Mortgage Trust 3 .500 03/25/48 32,231
Series - 2018 3 (Class A1)
8,288 g,i Sequoia Mortgage Trust 4 .000 06/25/49 8,181
Series - 2019 2 (Class A19)
38,830 g,i Sequoia Mortgage Trust 3 .500 12/25/49 36,250
Series - 2019 5 (Class A19)
50,566 g,i Sequoia Mortgage Trust 3 .000 04/25/50 44,438
Series - 2020 3 (Class A19)
92,663 g,i Sequoia Mortgage Trust 2 .500 06/25/51 77,448
Series - 2021 4 (Class A19)
14,566 g,i Shellpoint Co-Originator Trust 3 .500 04/25/47 13,536
Series - 2017 1 (Class A19)
770,000 g SLG Office Trust 2 .851 07/15/41 595,762
Series - 2021 OVA (Class E)
482,295 g,i SMR Mortgage Trust 3 .679 02/15/39 465,133
Series - 2022 IND (Class B)

Portfolio of investments
(unaudited)
Core Bond Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 265,000 g,i Structured Agency Credit Risk Debt Note (STACR) 3 .026% 10/25/33 $ 245,055
Series - 2021 DNA3 (Class M2)
1,573 g,i STACR 3 .761 02/25/48 1,543
Series - 2018 SPI1 (Class M2)
2,721 g,i STACR 3 .827 05/25/48 2,673
Series - 2018 SPI2 (Class M2)
50,000 g,i STACR LIBOR 1 M + 2.500% 4 .124 02/25/50 42,774
Series - 2020 DNA2 (Class B1)
675,000 g,i UBS-Barclays Commercial Mortgage Trust 3 .875 04/10/46 659,089
Series - 2013 C6 (Class B)
100,000 g,i Verus Securitization Trust 3 .207 11/25/59 99,207
Series - 2019 4 (Class M1)
40,109 g Verus Securitization Trust 1 .733 05/25/65 37,516
Series - 2020 5 (Class A3)
129,184 g,i Verus Securitization Trust 2 .240 10/25/66 114,254
Series - 2021 7 (Class A3)
295,000 g Wells Fargo Commercial Mortgage Trust 3 .153 09/15/57 257,260
Series - 2015 NXS3 (Class D)
2,612 g,i Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 2,571
Series - 2019 2 (Class A17)
15,473 g,i Wells Fargo Mortgage Backed Securities Trust 3 .500 09/25/49 14,536
Series - 2019 4 (Class A1)
211,291 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 176,517
Series - 2021 2 (Class A17)
90,570 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 08/25/51 80,571
Series - 2021 INV1 (Class A17)
98,695 g,i Wells Fargo Mortgage Backed Securities Trust 3 .320 08/25/51 82,387
Series - 2021 INV1 (Class B1)
99,240 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 03/25/52 86,356
Series - 2022 INV1 (Class A18)
124,050 g,i Wells Fargo Mortgage Backed Securities Trust 3 .500 03/25/52 111,739
Series - 2022 INV1 (Class A17)
40,000 WFRBS Commercial Mortgage Trust 3 .345 05/15/45 39,621
Series - 2013 C13 (Class AS)
218,595 g,i Woodward Capital Management 3 .000 05/25/52 189,406
Series - 2022 3 (Class A21)
TOTAL OTHER MORTGAGE BACKED 23,733,091
TOTAL STRUCTURED ASSETS 40,938,501
(Cost $44,561,616)
TOTAL BONDS 192,565,522
(Cost $210,667,969)
SHARES COMPANY
REFERENCERATE & SPREAD
PREFERRED STOCKS - 0.0%
BANKS - 0 .0%
5,517 *,e,i Federal Home Loan Mortgage Corp 18,261
17,265 * Federal National Mortgage Association 60,082
TOTAL BANKS 78,343
TOTAL PREFERRED STOCKS 78,343
(Cost $569,550)

Portfolio of investments
(unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
concluded
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 8.7%
REPURCHASE AGREEMENT - 7 .7%
$ 15,535,000 r Fixed Income Clearing Corp (FICC) 1 .450% 07/01/22 $ 15,535,000
TOTAL REPURCHASE AGREEMENT 15,535,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1 .0%
2,043,639 c State Street Navigator Securities Lending Government
Money Market Portfolio
1 .540 2,043,639
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 2,043,639
TOTAL SHORT-TERM INVESTMENTS 17,578,639
(Cost $17,578,639)
TOTAL INVESTMENTS - 106.3% 214,139,431
(Cost $232,968,658)
OTHER ASSETS & LIABILITIES, NET - (6.3)% (12,623,445)
NET ASSETS - 100.0% $ 201,515,986
EUR Euro
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secure Overnight Financing Rate
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,167,966.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/22, the aggregate value of these securities is $55,657,856 or 27.6% of net assets.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r Agreement with Fixed Income Clearing Corp (FICC), 1.450% dated 6/30/22 to be repurchased at $15,535,000 on 7/1/22, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date 12/31/25, valued at $15,845,740.

Money Market Fund June 30, 2022
Portfolio of investments
(unaudited)

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 102.1%
GOVERNMENT AGENCY DEBT - 48 .1%
$ 500,000 Federal Agricultural Mortgage Corp (FAMC) 0 .000% 08/26/22 $ 499,137
2,750,000 Federal Farm Credit Bank (FFCB) 0 .000 07/21/22 2,748,090
1,231,000 FFCB 0 .000 07/22/22 1,230,318
251,000 FFCB 0 .000 09/20/22 249,961
800,000 FFCB 0 .000 11/08/22 795,667
100,000 FFCB 0 .125 11/23/22 99,394
600,000 FFCB 1 .550 11/25/22 599,740
50,000 FFCB 2 .875 12/21/22 50,246
1,100,000 Federal Home Loan Bank (FHLB) 0 .000 07/01/22 1,100,000
3,775,000 FHLB 0 .000 07/06/22 3,774,565
100,000 FHLB 0 .000 07/07/22 99,983
1,000,000 FHLB 0 .000 07/08/22 999,833
700,000 FHLB 0 .000 07/11/22 699,709
600,000 FHLB 0 .000 07/12/22 599,840
3,100,000 FHLB 0 .000 07/13/22 3,099,181
100,000 FHLB 0 .000 07/14/22 99,964
845,000 FHLB 0 .000 07/15/22 844,637
1,000,000 FHLB 0 .000 07/19/22 999,406
500,000 FHLB 0 .000 07/20/22 499,670
900,000 FHLB 0 .000 07/22/22 899,551
850,000 FHLB 0 .000 07/25/22 849,474
1,928,000 FHLB 0 .000 07/27/22 1,926,646
500,000 FHLB 0 .000 07/28/22 499,674
9,325,000 FHLB 0 .000 07/29/22 9,318,316
100,000 FHLB 0 .000 08/01/22 99,907
500,000 FHLB 0 .000 08/05/22 499,524
500,000 FHLB 0 .000 08/09/22 499,182
1,296,000 FHLB 0 .000 08/15/22 1,293,910
500,000 FHLB 0 .000 08/16/22 498,946
800,000 FHLB 0 .000 08/17/22 798,486
1,150,000 FHLB 0 .000 08/19/22 1,147,528
1,100,000 FHLB 0 .000 08/24/22 1,097,934
500,000 FHLB 0 .000 08/31/22 498,992
2,196,000 FHLB 0 .000 09/07/22 2,190,454
150,000 FHLB 2 .000 09/09/22 150,223
1,250,000 FHLB 0 .000 09/14/22 1,246,536
737,000 FHLB 0 .000 09/16/22 734,025
1,000,000 FHLB 0 .000 09/22/22 996,818
1,000,000 FHLB 0 .000 09/27/22 995,233
1,690,000 FHLB 0 .000 09/28/22 1,682,187
250,000 FHLB 0 .000 09/30/22 249,327
500,000 FHLB 0 .000 10/11/22 497,167
1,600,000 FHLB 0 .000 10/19/22 1,593,791
2,250,000 FHLB 0 .000 10/21/22 2,240,462
750,000 FHLB 0 .000 11/01/22 746,182
600,000 FHLB 0 .000 11/03/22 596,896
1,000,000 FHLB 0 .000 11/08/22 994,836
1,000,000 FHLB 1 .470 11/10/22 999,902
500,000 FHLB 0 .000 11/17/22 497,027
600,000 FHLB 0 .000 11/18/22 596,617
100,000 FHLB 0 .125 11/29/22 99,365
240,000 FHLB 1 .875 12/09/22 240,084
100,000 FHLB 2 .500 12/09/22 100,378
250,000 FHLB 0 .000 12/19/22 248,159
1,250,000 FHLB 0 .000 12/20/22 1,240,504
250,000 FHLB 0 .000 12/21/22 247,033
300,000 Federal National Mortgage Association (FNMA) 0 .000 08/10/22 299,650
250,000 FNMA 0 .000 09/21/22 248,946

Portfolio of investments
(unaudited)
Money Market Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
GOVERNMENT AGENCY DEBT—continued
$ 400,000 FNMA 2 .000% 10/05/22 $ 400,619
TOTAL GOVERNMENT AGENCY DEBT 59,149,832
REPURCHASE AGREEMENT - 6 .9%
8,484,000 r Fixed Income Clearing Corp (FICC) 1 .450 07/01/22 8,484,000
TOTAL REPURCHASE AGREEMENT 8,484,000
TREASURY DEBT - 17 .0%
550,000 United States Cash Management Bill 0 .000 08/23/22 549,137
2,000 United States Cash Management Bill 0 .000 09/06/22 1,996
883,000 United States Cash Management Bill 0 .000 09/27/22 880,256
2,000,000 United States Cash Management Bill 0 .000 10/04/22 1,992,600
750,000 United States Cash Management Bill 0 .000 10/11/22 746,791
250,000 United States Treasury Bill 0 .000 07/07/22 249,972
600,000 United States Treasury Bill 0 .000 07/12/22 599,809
750,000 United States Treasury Bill 0 .000 07/19/22 749,667
7,750,000 United States Treasury Bill 0 .000 07/21/22 7,746,319
1,000,000 United States Treasury Bill 0 .000 07/28/22 999,332
250,000 United States Treasury Bill 0 .000 08/18/22 249,649
750,000 United States Treasury Bill 0 .000 09/15/22 747,402
300,000 United States Treasury Bill 0 .000 09/29/22 299,214
1,000,000 United States Treasury Bill 0 .000 11/17/22 994,202
1,014,000 United States Treasury Bill 0 .000 11/25/22 1,007,831
1,050,000 United States Treasury Bill 0 .000 12/01/22 1,042,948
1,150,000 United States Treasury Bill 0 .000 12/08/22 1,141,193
500,000 United States Treasury Bill 0 .000 12/22/22 494,234
400,000 United States Treasury Note 1 .500 08/15/22 400,314
TOTAL TREASURY DEBT 20,892,866
VARIABLE RATE SECURITIES - 30 .1%
600,000 i Federal Agricultural Mortgage Corp (FAMC) SOFR + 0.015% 1 .525 08/18/22 600,000
350,000 i FAMC SOFR + 0.020% 1 .530 10/24/22 350,000
750,000 i FAMC SOFR + 0.050% 1 .560 03/03/23 750,000
225,000 i FAMC SOFR + 0.100% 1 .610 02/12/24 225,073
1,800,000 i Federal Farm Credit Bank (FFCB) SOFR + 0.005% 1 .515 07/12/22 1,799,998
1,000,000 i FFCB SOFR + 0.190% 1 .700 07/14/22 1,000,000
250,000 i FFCB SOFR + 0.050% 1 .560 08/12/22 250,010
1,000,000 i FFCB SOFR + 0.045% 1 .555 09/08/22 999,990
750,000 i FFCB SOFR + 0.005% 1 .515 10/05/22 749,993
100,000 i FFCB SOFR + 0.030% 1 .540 10/12/22 100,004
325,000 i FFCB SOFR + 0.060% 1 .570 10/21/22 325,012
300,000 i FFCB SOFR + 0.310% 1 .820 11/07/22 300,290
600,000 i FFCB SOFR + 0.010% 1 .520 11/16/22 599,998
600,000 i FFCB SOFR + 0.008% 1 .518 11/22/22 599,994
600,000 i FFCB SOFR + 0.025% 1 .535 12/06/22 600,000
304,000 i FFCB SOFR + 0.060% 1 .570 12/28/22 304,065
800,000 i FFCB SOFR + 0.015% 1 .525 01/09/23 799,957
599,000 i FFCB SOFR + 0.060% 1 .570 01/13/23 599,091
300,000 i FFCB SOFR + 0.050% 1 .560 02/17/23 300,061
750,000 i FFCB SOFR + 0.015% 1 .525 03/07/23 749,974
53,000 i FFCB SOFR + 0.040% 1 .550 03/10/23 53,008
500,000 i FFCB SOFR + 0.015% 1 .525 05/02/23 499,979
500,000 i FFCB SOFR + 0.035% 1 .545 05/04/23 500,000
500,000 i FFCB SOFR + 0.035% 1 .545 05/12/23 500,000
201,000 i FFCB SOFR + 0.320% 1 .830 06/09/23 201,529
250,000 i FFCB SOFR + 0.035% 1 .545 07/12/23 249,987
1,275,000 i FFCB SOFR + 0.018% 1 .528 07/13/23 1,274,875
650,000 i FFCB SOFR + 0.040% 1 .550 08/17/23 650,000
450,000 i FFCB SOFR + 0.030% 1 .540 08/28/23 450,000
325,000 i FFCB SOFR + 0.050% 1 .560 09/15/23 325,000
100,000 i FFCB SOFR + 0.040% 1 .550 09/20/23 100,000

Portfolio of investments
(unaudited)
Money Market Fund June 30, 2022

2022 Semiannual Report TIAA-CREF Life Funds
See notes to financial statements
concluded
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
VARIABLE RATE SECURITIES—continued
$ 150,000 i FFCB SOFR + 0.025% 1 .535% 09/27/23 $ 150,000
200,000 i FFCB SOFR + 0.045% 1 .555 10/16/23 200,000
150,000 i FFCB SOFR + 0.025% 1 .535 10/27/23 150,000
50,000 i FFCB SOFR + 0.025% 1 .535 11/30/23 49,978
146,000 i FFCB SOFR + 0.120% 1 .630 01/22/24 146,144
550,000 i FFCB SOFR + 0.040% 1 .550 02/09/24 549,957
125,000 i FFCB SOFR + 0.045% 1 .555 02/20/24 125,000
100,000 i FFCB SOFR + 0.040% 1 .550 03/04/24 100,000
225,000 i FFCB SOFR + 0.050% 1 .560 04/12/24 225,000
750,000 i Federal Home Loan Bank (FHLB) SOFR + 0.005% 1 .515 07/18/22 750,000
600,000 i FHLB SOFR - 0.000% 1 .510 07/19/22 600,000
2,000,000 i FHLB SOFR + 0.005% 1 .515 07/25/22 2,000,000
1,000,000 i FHLB SOFR + 0.010% 1 .520 07/26/22 1,000,004
675,000 i FHLB SOFR + 0.045% 1 .555 07/29/22 675,000
500,000 i FHLB SOFR + 0.010% 1 .520 08/02/22 500,000
1,000,000 i FHLB SOFR + 0.010% 1 .520 08/02/22 1,000,000
600,000 i FHLB SOFR + 0.010% 1 .520 08/05/22 600,000
650,000 i FHLB SOFR + 0.010% 1 .520 08/10/22 650,000
750,000 i FHLB SOFR + 0.010% 1 .520 08/17/22 750,000
20,000 i FHLB SOFR + 0.090% 1 .600 09/08/22 20,003
750,000 i FHLB SOFR + 0.010% 1 .520 09/09/22 750,000
500,000 i FHLB SOFR + 0.005% 1 .515 09/15/22 500,000
800,000 i FHLB SOFR + 0.010% 1 .520 09/16/22 800,000
1,250,000 i FHLB SOFR + 0.085% 1 .595 10/05/22 1,250,050
650,000 i FHLB SOFR + 0.060% 1 .570 12/08/22 650,000
400,000 i FHLB SOFR + 0.060% 1 .570 12/16/22 400,074
275,000 i FHLB SOFR + 0.060% 1 .570 12/23/22 275,067
100,000 i FHLB SOFR + 0.015% 1 .525 03/15/23 99,989
415,000 i FHLB SOFR + 0.035% 1 .545 05/19/23 415,004
500,000 i FHLB SOFR + 0.030% 1 .540 08/11/23 500,000
1,000,000 i Federal Home Loan Mortgage Corp (FHLMC) SOFR + 0.090% 1 .600 08/03/22 1,000,074
110,000 i FHLMC SOFR + 0.130% 1 .640 08/05/22 110,013
1,200,000 i FHLMC SOFR + 0.095% 1 .605 08/19/22 1,200,025
1,200,000 i Federal National Mortgage Association (FNMA) SOFR + 0.190% 1 .700 07/06/22 1,200,031
100,000 i FNMA SOFR + 0.180% 1 .690 07/08/22 100,003
250,000 i FNMA SOFR + 0.120% 1 .630 07/29/22 250,021
500,000 i United States Treasury Note US Treasury Bill 3 M + 0.034% 1 .792 04/30/23 500,008
TOTAL VARIABLE RATE SECURITIES 37,049,333
TOTAL SHORT-TERM INVESTMENTS
(Cost $125,576,031) 125,576,031
TOTAL INVESTMENTS - 102.1% 125,576,031
(Cost $125,576,031)
OTHER ASSETS & LIABILITIES, NET - (2.1)% (2,579,801)
NET ASSETS - 100.0% $ 122,996,230
M Month
SOFR Secure Overnight Financing Rate
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r Agreement with Fixed Income Clearing Corp (FICC), 1.450% dated 6/30/22 to be repurchased at $8,484,000 on 7/1/22, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date 11/30/25, valued at $8,653,733.

Portfolio of investments
(unaudited)
Balanced Fund June 30, 2022

TIAA-CREF Life Funds 2022 Semiannual Report
See notes to financial statements
SHARES SECURITY VALUE
TIAA-CREF LIFE FUNDS—99.9%
a
FIXED INCOME—50.9%
3,534,192
TIAA-CREF Life Core Bond Fund $ 33,150,723
TOTAL FIXED INCOME 33,150,723
INTERNATIONAL EQUITY—9.8%
807,479
TIAA-CREF Life International Equity Fund 6,362,933
TOTAL INTERNATIONAL EQUITY 6,362,933
U.S. EQUITY—39.2%
392,535
TIAA-CREF Life Growth Equity Fund 5,625,024
318,647
TIAA-CREF Life Growth & Income Fund 6,388,874
357,375
TIAA-CREF Life Large-Cap Value Fund 5,796,630
84,261
TIAA-CREF Life Real Estate Securities Fund 1,289,188
92,276
TIAA-CREF Life Small-Cap Equity Fund 1,272,482
158,230
TIAA-CREF Life Stock Index Fund 5,123,471
TOTAL U.S. EQUITY 25,495,669
TOTAL TIAA-CREF LIFE FUNDS 65,009,325
(Cost $60,966,856)
TOTAL INVESTMENTS—99.9% 65,009,325
(Cost $60,966,856)
OTHER ASSETS & LIABILITIES, NET—0.1% 62,531
NET ASSETS—100.0% $ 65,071,856
a
The Fund invests its assets in the affiliated TIAA-CREF Life Funds.

TIAA-CREF Life Funds June 30, 2022
Statements of assets and liabilities
(unaudited)
See notes to financial statements

2022 Semiannual Report TIAA-CREF Life Funds
22.1
Growth Equity Fund
22.2
Growth & Income
Fund
22.3
Large-Cap Value
Fund
22.4
Real Estate
Securities Fund
22.5
Small-Cap Equity
Fund
ASSETS
Portfolio investments, at value
*†
$ 121,163,024 $ 157,071,658 $ 75,693,171 $ 78,696,212 $ 55,784,442
Affiliated investments, at value
‡
– – – – –
Cash
§
2,471 2,493 – 661 59,061
Cash - foreign
^
– 6,547 – – –
Receivable from securities transactions 186,938 2,006,351 74,990 – 403,409
Receivable from Fund shares sold 181,427 63,601 27,004 10,563 23,228
Dividends and interest receivable 37,773 106,061 72,315 276,894 40,710
Due from affiliates 3,685 3,044 5,213 4,335 6,149
Other 16,185 22,931 13,963 16,711 8,048
Total assets 121,591,503 159,282,686 75,886,656 79,005,376 56,325,047
LIABILITIES
Management fees payable 46,496 59,789 29,486 33,379 21,556
Due to affiliates 1,832 1,852 1,743 1,746 1,731
Overdraft payable – – 359 – –
Payable for collateral for securities loaned – – – – 1,299,268
Payable for securities transactions 575,021 1,721,465 55,908 – 412,398
Payable for delayed delivery securities – – – – –
Payable for Fund shares redeemed 173,010 276,771 105,702 112,041 96,960
Written options
◊
– 1,184,971 – – –
Payable for variation margin on futures contracts – – – – 63,525
Payable for trustee compensation 9,122 15,215 10,643 12,776 8,060
Accrued expenses and other payables 23,651 28,308 15,963 16,131 18,756
Total liabilities 829,132 3,288,371 219,804 176,073 1,922,254
NET ASSETS $ 120,762,371 $ 155,994,315 $ 75,666,852 $ 78,829,303 $ 54,402,793
NET ASSETS CONSIST OF:
Paid-in-capital $ 87,030,779 $ 77,775,583 $ 52,118,914 $ 45,255,316 $ 42,518,350
Total distributable earnings (loss) 33,731,592 78,218,732 23,547,938 33,573,987 11,884,443
NET ASSETS $ 120,762,371 $ 155,994,315 $ 75,666,852 $ 78,829,303 $ 54,402,793
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value) 8,426,538 7,782,245 4,664,861 5,152,550 3,945,024
Net asset value per share $14.33 $20.04 $16.22 $15.30 $13.79
*
Includes securities loaned of $ – $ – $ – $ – $ 1,306,331
†
Portfolio investments, cost $ 97,749,884 $ 108,072,189 $ 57,221,285 $ 56,809,818 $ 55,037,747
‡
Affiliated investments, cost $ – $ – $ – $ – $ –
§
Includes cash collateral for mortgage dollar rolls of $ – $ – $ – $ – $ –
^
Foreign cash, cost $ – $ 6,503 $ – $ – $ –
◊
Written options premiums $ – $ 969,651 $ – $ – $ –

See notes to financial statements

TIAA-CREF Life Funds 2022 Semiannual Report
concluded
22.6
Social Choice
Equity Fund
22.7
Stock Index Fund
22.8
International
Equity Fund
22.9
Core Bond Fund
23.01
Money Market
Fund
23.1
Balanced Fund
$ 77,109,109 $ 650,435,174 $ 113,948,992 $ 214,139,431 $ 125,576,031 $ –
– – – – – 65,009,325
9,547 341,211 527 1,987,557 492 –
– – 156,864 – – –
– – – 5,198,080 – 588,377
4,791 96,600 109,261 – 24,266 5,107
70,466 531,402 365,936 1,208,336 61,572 –
5,113 – 4,037 11,842 6,512 6,015
7,198 41,784 21,462 22,923 – 2,917
77,206,224 651,446,171 114,607,079 222,568,169 125,668,873 65,611,741
9,827 33,063 49,054 50,051 9,930 5,479
1,751 2,346 1,798 1,859 1,694 1,584
– – – – – 74,444
126,886 2,284,226 – 2,043,639 – –
– – – 588,656 – 449,185
– – – 17,653,819 – –
145,560 513,110 83,542 636,504 2,632,162 45
– – – – – –
9,679 394,900 – – – –
7,242 41,959 14,870 22,964 40 2,958
20,093 37,962 29,893 54,691 28,817 6,190
321,038 3,307,566 179,157 21,052,183 2,672,643 539,885
$ 76,885,186 $ 648,138,605 $ 114,427,922 $ 201,515,986 $ 122,996,230 $ 65,071,856
$ 41,884,528 $ 239,861,179 $ 116,756,586 $ 217,507,597 $ 122,995,588 $ 58,021,161
35,000,658 408,277,426 (2,328,664) (15,991,611) 642 7,050,695
$ 76,885,186 $ 648,138,605 $ 114,427,922 $ 201,515,986 $ 122,996,230 $ 65,071,856
4,310,680 20,019,065 14,523,302 21,485,621 122,979,532 5,486,930
$17.84 $32.38 $7.88 $9.38 $1.00 $11.86
$ 126,833 $ 3,162,773 $ 851,598 $ 2,167,966 $ – $ –
$ 54,657,719 $ 266,194,093 $ 116,161,527 $ 232,968,658 $ 125,576,031 $ –
$ – $ – $ – $ – $ – $ 60,966,856
$ – $ – $ – $ 1,960,000 $ – $ –
$ – $ – $ 156,481 $ – $ – $ –
$ – $ – $ – $ – $ – $ –

TIAA-CREF Life Funds For the period ended June 30, 2022
Statements of operations
(unaudited)
See notes to financial statements

2022 Semiannual Report TIAA-CREF Life Funds
22.1
Growth Equity Fund
22.2
Growth & Income
Fund
22.3
Large-Cap Value
Fund
22.4
Real Estate
Securities Fund
22.5
Small-Cap Equity
Fund
INVESTMENT INCOME
Dividends* $ 517,920 $ 1,263,473 $ 844,318 $ 975,262 $ 315,447
Payment from affiliate 12,817 14,604 5,162 7,335 –
Interest* 4,607 2,038 1,041 1,093 1,999
Income from securities lending, net 389 388 – – 7,635
Total income 535,733 1,280,503 850,521 983,690 325,081
EXPENSES
Management fees 325,741 409,716 193,759 234,446 147,720
Shareholder servicing 1,162 1,346 1,029 1,031 897
Custody and accounting fees 38,439 20,469 17,634 14,077 17,770
Professional fees 16,448 14,370 13,878 14,428 13,105
Shareholder reports 15,443 8,251 6,158 5,979 5,787
Administrative service fees 13,839 14,093 13,395 13,452 13,259
Trustee fees and expenses 847 1,020 462 509 367
Other expenses 7,653 13,705 7,299 8,368 10,709
Total expenses 419,572 482,970 253,614 292,290 209,614
Less: Expenses reimbursed by the investment adviser (41,858) (9,270) (29,227) (24,885) (39,268)
Net expenses 377,714 473,700 224,387 267,405 170,346
Net investment income (loss) 158,019 806,803 626,134 716,285 154,735
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments† (3,281,540) 10,334,987 1,342,017 2,942,294 989,476
Affiliated investments – – – – –
Purchased options – (5,652) – – –
Written options – (429,040) – – –
Futures contracts – – – – (215,916)
Forward foreign currency contracts – – – – –
Swap contracts – – – – –
Foreign currency transactions (427) (748) – 314 –
Net realized gain (loss) on total investments (3,281,967) 9,899,547 1,342,017 2,942,608 773,560
Change in unrealized appreciation (depreciation) on:
Portfolio investments (52,124,697) (57,983,491) (15,163,231) (28,681,935) (16,139,621)
Affiliated investments – – – – –
Purchased options – (5,847) – – –
Written options – (281,294) – – –
Futures contracts – – – – (43,493)
Forward foreign currency contracts – – – – –
Translation of assets (other than portfolio
investments) and liabilities denominated in
foreign currencies (255) (404) (78) – –
Net change in unrealized appreciation (depreciation) on
total investments (52,124,952) (58,271,036) (15,163,309) (28,681,935) (16,183,114)
Net realized and unrealized gain (loss) on total
investments (55,406,919) (48,371,489) (13,821,292) (25,739,327) (15,409,554)
Net increase (decrease) in net assets from operations $ (55,248,900) $ (47,564,686) $ (13,195,158) $ (25,023,042) $ (15,254,819)
*   Net of foreign withholding taxes of $ 9,455 $ 19,271 $ 1,169 $ 1,224 $ 740
†
Includes net realized gain (loss) from securities sold
to affiliates of $ (18,874) $ 58,591 $ (11,766) $ – $ (425,121)

See notes to financial statements

TIAA-CREF Life Funds 2022 Semiannual Report
concluded
22.6
Social Choice
Equity Fund
22.7
Stock Index Fund
22.8
International
Equity Fund
22.9
Core Bond Fund
23.01
Money Market
Fund
23.1
Balanced Fund
$ 631,532 $ 5,121,558 $ 2,398,270 $ 2,122 $ – $ –
– – 11,190 – – –
1,379 17,600 11,200 2,953,050 249,296 –
2,020 28,264 6,434 8,108 – –
634,931 5,167,422 2,427,094 2,963,280 249,296 —
66,075 220,730 318,719 319,204 55,648 36,035
1,123 2,545 1,107 1,253 859 981
8,287 18,610 29,871 70,970 33,191 3,665
10,681 22,805 17,951 21,373 11,254 6,780
6,110 21,468 8,206 7,310 5,852 5,193
13,422 17,912 13,694 14,232 13,440 11,890
486 4,120 692 1,159 582 399
20,661 4,830 16,256 7,259 4,156 6,763
126,845 313,020 406,496 442,760 124,982 71,706
(29,870) – (23,664) (69,706) (41,461) (35,058)
96,975 313,020 382,832 373,054 83,521 36,648
537,956 4,854,402 2,044,262 2,590,226 165,775 (36,648)
1,578,829 5,261,453 388,539 (5,479,172) 221 –
– – – – – (321,771)
– – – – – –
– – – – – –
(95,238) (546,834) – (2,272) – –
– – – 3,816 – –
– – – 59,146 – –
– – (34,121) (3,680) – –
1,483,591 4,714,619 354,418 (5,422,162) 221 (321,771)
(23,506,104) (182,958,013) (34,249,771) (22,792,948) – –
– – – – – (13,196,103)
– – – – – –
– – – – – –
(23,833) (516,330) – – – –
– – – 691 – –
– – (23,504) 531 – –
(23,529,937) (183,474,343) (34,273,275) (22,791,726) – (13,196,103)
(22,046,346) (178,759,724) (33,918,857) (28,213,888) 221 (13,517,874)
$ (21,508,390) $ (173,905,322) $ (31,874,595) $ (25,623,662) $ 165,996 $ (13,554,522)
$ 691 $ 1,899 $ 248,666 $ 3,820 $ – $ –
$ (1,847) $ – $ (29,287) $ – $ – $ –

TIAA-CREF Life Funds For the period or year ended
Statements of changes in net assets
See notes to financial statements

2022 Semiannual Report TIAA-CREF Life Funds
22.1
Growth Equity Fund
22.2
Growth & Income Fund
June 30, 2022 December 31, 2021 June 30, 2022 December 31, 2021
(unaudited) (unaudited)
OPERATIONS
Net investment income (loss) $ 158,019 $ (150,302) $ 806,803 $ 1,238,200
Net realized gain (loss) on total investments (3,281,967) 14,132,432 9,899,547 18,782,179
Net change in unrealized appreciation (depreciation) on
total investments (52,124,952) 11,616,206 (58,271,036) 23,916,684
Net increase (decrease) in net assets from operations (55,248,900) 25,598,336 (47,564,686) 43,937,063
Distributions to shareholders – (32,457,590) – (5,534,849)
Total distributions – (32,457,590) – (5,534,849)
SHAREHOLDER TRANSACTIONS
Subscriptions 7,056,871 18,152,891 5,564,587 13,839,677
Reinvestments of distributions – 32,457,589 – 5,534,421
Redemptions (8,111,710) (33,120,342) (12,654,932) (24,280,471)
Net increase (decrease) from shareholder transactions (1,054,839) 17,490,138 (7,090,345) (4,906,373)
Net increase (decrease) in net assets (56,303,739) 10,630,884 (54,655,031) 33,495,841
NET ASSETS
Beginning of period 177,066,110 166,435,226 210,649,346 177,153,505
End of period $ 120,762,371 $ 177,066,110 $ 155,994,315 $ 210,649,346
CHANGE IN FUND SHARES
Shares sold 415,605 787,585 244,228 574,341
Shares reinvested – 1,555,972 – 225,619
Shares redeemed (470,035) (1,470,166) (544,672) (996,631)
Net increase (decrease) from shareholder transactions (54,430) 873,391 (300,444) (196,671)

See notes to financial statements

TIAA-CREF Life Funds 2022 Semiannual Report
continued
22.3
Large-Cap Value Fund
22.4
Real Estate Securities Fund
22.5
Small-Cap Equity Fund
22.6
Social Choice Equity Fund
June 30, 2022
December 31,
2021 June 30, 2022
December 31,
2021 June 30, 2022
December 31,
2021 June 30, 2022
December 31,
2021
(unaudited) (unaudited) (unaudited) (unaudited)
$ 626,134 $ 1,009,165 $ 716,285 $ 1,286,049 $ 154,735 $ 315,951 $ 537,956 $ 1,014,937
1,342,017 5,068,510 2,942,608 7,394,358 773,560 13,115,555 1,483,591 9,630,394
(15,163,309) 13,533,990 (28,681,935) 22,631,350 (16,183,114) 1,193,893 (23,529,937) 10,769,650
(13,195,158) 19,611,665 (25,023,042) 31,311,757 (15,254,819) 14,625,399 (21,508,390) 21,414,981
– (1,158,549) – (1,607,410) – (331,112) – (3,463,680)
– (1,158,549) – (1,607,410) – (331,112) – (3,463,680)
7,359,015 13,773,372 6,006,688 11,104,736 1,754,007 15,625,244 2,911,615 7,268,572
– 1,158,396 – 1,607,290 – 331,112 – 3,463,180
(10,286,242) (15,424,376) (10,322,806) (15,064,237) (7,060,636) (15,540,674) (6,648,179) (8,365,323)
(2,927,227) (492,608) (4,316,118) (2,352,211) (5,306,629) 415,682 (3,736,564) 2,366,429
(16,122,385) 17,960,508 (29,339,160) 27,352,136 (20,561,448) 14,709,969 (25,244,954) 20,317,730
91,789,237 73,828,729 108,168,463 80,816,327 74,964,241 60,254,272 102,130,140 81,812,410
$ 75,666,852 $ 91,789,237 $ 78,829,303 $ 108,168,463 $ 54,402,793 $ 74,964,241 $ 76,885,186 $ 102,130,140
409,506 784,848 321,974 642,719 114,314 927,128 143,416 341,240
– 65,115 – 90,095 – 19,627 – 162,058
(571,441) (881,079) (593,246) (870,776) (448,415) (936,927) (323,251) (394,583)
(161,935) (31,116) (271,272) (137,962) (334,101) 9,828 (179,835) 108,715

Statements of changes in net assets
TIAA-CREF Life Funds For the period or year ended
See notes to financial statements

2022 Semiannual Report TIAA-CREF Life Funds
continued
continued
continued
22.7
Stock Index Fund
22.8
International Equity Fund
June 30, 2022 December 31, 2021 June 30, 2022 December 31, 2021
(unaudited) (unaudited)
OPERATIONS
Net investment income (loss) $ 4,854,402 $ 9,308,926 $ 2,044,262 $ 3,669,207
Net realized gain (loss) on total investments 4,714,619 15,089,397 354,418 776,812
Net change in unrealized appreciation (depreciation) on
total investments (183,474,343) 147,678,251 (34,273,275) 8,884,749
Net increase (decrease) in net assets from operations (173,905,322) 172,076,574 (31,874,595) 13,330,768
Distributions to shareholders – (11,386,755) – (1,513,361)
Total distributions – (11,386,755) – (1,513,361)
SHAREHOLDER TRANSACTIONS
Subscriptions 23,552,868 52,884,497 7,789,199 19,772,188
Reinvestments of distributions – 11,386,755 – 1,513,361
Redemptions (34,936,624) (70,265,465) (4,976,797) (12,058,822)
Net increase (decrease) from shareholder transactions (11,383,756) (5,994,213) 2,812,402 9,226,727
Net increase (decrease) in net assets (185,289,078) 154,695,606 (29,062,193) 21,044,134
NET ASSETS
Beginning of period 833,427,683 678,732,077 143,490,115 122,445,981
End of period $ 648,138,605 $ 833,427,683 $ 114,427,922 $ 143,490,115
CHANGE IN FUND SHARES
Shares sold 641,336 1,405,182 881,466 1,988,175
Shares reinvested – 294,994 – 149,247
Shares redeemed (940,418) (1,867,537) (556,365) (1,214,297)
Net increase (decrease) from shareholder transactions (299,082) (167,361) 325,101 923,125

See notes to financial statements

TIAA-CREF Life Funds 2022 Semiannual Report
concluded
22.9
Core Bond Fund
23.01
Money Market Fund
23.1
Balanced Fund
June 30, 2022 December 31, 2021 June 30, 2022 December 31, 2021 June 30, 2022 December 31, 2021
(unaudited) (unaudited) (unaudited)
$ 2,590,226 $ 4,511,395 $ 165,775 $ – $ (36,648) $ 1,178,220
(5,422,162) 1,250,931 221 414 (321,771) 3,468,438
(22,791,726) (7,954,808) – – (13,196,103) 2,498,278
(25,623,662) (2,192,482) 165,996 414 (13,554,522) 7,144,936
– (8,951,180) (165,768) – – (3,191,479)
– (8,951,180) (165,768) – – (3,191,479)
8,339,460 32,847,856 65,939,163 90,250,855 781,152 5,428,142
– 8,950,908 165,768 – – 3,190,880
(11,213,353) (18,464,798) (40,038,581) (108,360,472) (3,229,978) (5,654,741)
(2,873,893) 23,333,966 26,066,350 (18,109,617) (2,448,826) 2,964,281
(28,497,555) 12,190,304 26,066,578 (18,109,203) (16,003,348) 6,917,738
230,013,541 217,823,237 96,929,652 115,038,855 81,075,204 74,157,466
$ 201,515,986 $ 230,013,541 $ 122,996,230 $ 96,929,652 $ 65,071,856 $ 81,075,204
834,053 3,029,124 65,939,163 90,250,855 60,459 382,450
– 839,672 165,768 – – 226,786
(1,135,423) (1,704,145) (40,038,581) (108,360,471) (248,167) (398,706)
(301,370) 2,164,651 26,066,350 (18,109,616) (187,708) 210,530

TIAA-CREF Life Funds
Financial highlights
See notes to financial statements

2022 Semiannual Report TIAA-CREF Life Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
22.1
GROWTH EQUITY FUND
6/30/22
#
$ 20 .88 $ 0 .02 $ ( 6 .57 ) $ ( 6 .55 ) $ — $ — $ — $ 14 .33
12/31/21 21 .88 ( 0 .02 ) 3 .55 3 .53 ( 0 .06 ) ( 4 .47 ) ( 4 .53 ) 20 .88
12/31/20 16 .38 0 .04 6 .92 6 .96 ( 0 .06 ) ( 1 .40 ) ( 1 .46 ) 21 .88
12/31/19 13 .73 0 .06 4 .05 4 .11 ( 0 .07 ) ( 1 .39 ) ( 1 .46 ) 16 .38
12/31/18 14 .65 0 .07 0 .07 0 .14 ( 0 .06 ) ( 1 .00 ) ( 1 .06 ) 13 .73
12/31/17* 11 .05 0 .06 3 .74 3 .80 — ( 0 .20 ) ( 0 .20 ) 14 .65
22.2
GROWTH & INCOME FUND
6/30/22
#
26 .06 0 .10 ( 6 .12 ) ( 6 .02 ) — — — 20 .04
12/31/21 21 .40 0 .15 5 .19 5 .34 ( 0 .19 ) ( 0 .49 ) ( 0 .68 ) 26 .06
12/31/20 18 .82 0 .18 3 .49 3 .67 ( 0 .25 ) ( 0 .84 ) ( 1 .09 ) 21 .40
12/31/19 15 .54 0 .24 4 .35 4 .59 ( 0 .19 ) ( 1 .12 ) ( 1 .31 ) 18 .82
12/31/18 17 .96 0 .19 ( 1 .26 ) ( 1 .07 ) ( 0 .17 ) ( 1 .18 ) ( 1 .35 ) 15 .54
12/31/17* 14 .59 0 .16 3 .32 3 .48 — ( 0 .11 ) ( 0 .11 ) 17 .96
22.3
LARGE-CAP VALUE FUND
6/30/22
#
19 .02 0 .13 ( 2 .93 ) ( 2 .80 ) — — — 16 .22
12/31/21 15 .20 0 .21 3 .85 4 .06 ( 0 .24 ) — ( 0 .24 ) 19 .02
12/31/20 14 .92 0 .25 0 .30 0 .55 ( 0 .27 ) — ( 0 .27 ) 15 .20
12/31/19 12 .40 0 .26 3 .21 3 .47 ( 0 .26 ) ( 0 .69 ) ( 0 .95 ) 14 .92
12/31/18 15 .75 0 .25 ( 2 .23 ) ( 1 .98 ) ( 0 .22 ) ( 1 .15 ) ( 1 .37 ) 12 .40
12/31/17* 14 .08 0 .21 1 .52 1 .73 — ( 0 .06 ) ( 0 .06 ) 15 .75
22.4
REAL ESTATE SECURITIES FUND
6/30/22
#
19 .94 0 .13 ( 4 .77 ) ( 4 .64 ) — — — 15 .30
12/31/21 14 .53 0 .23 5 .48 5 .71 ( 0 .26 ) ( 0 .04 ) ( 0 .30 ) 19 .94
12/31/20 15 .60 0 .27 ( 0 .17 ) 0 .10 ( 0 .34 ) ( 0 .83 ) ( 1 .17 ) 14 .53
12/31/19 12 .31 0 .27 3 .58 3 .85 ( 0 .29 ) ( 0 .27 ) ( 0 .56 ) 15 .60
12/31/18 13 .58 0 .30 ( 0 .82 ) ( 0 .52 ) ( 0 .27 ) ( 0 .48 ) ( 0 .75 ) 12 .31
12/31/17* 12 .42 0 .24 1 .27 1 .51 — ( 0 .35 ) ( 0 .35 ) 13 .58
#
Unaudited
*
This per share data has been retroactively adjusted for a 5-for-2 stock split that occurred on October 25, 2017.
††
Total returns for the shares of the Funds do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Funds would have been lower.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
u
Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. The total return and net investment income ratio displayed excludes this item.

See notes to financial statements

TIAA-CREF Life Funds 2022 Semiannual Report
Ratios and supplemental data
Ratios to average net assets
Total
return
††
Total
return
excluding
payment from
affiliates
u
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Net investment
income (loss)
excluding
payment from
affiliates
u
Portfolio
turnover
rate
( 31 .37 ) %
b
( 31 .38 ) %
b
$ 120,762 0 .58%
c
0 .52%
c
0 .22%
c
0 .20%
c
37%
b
16 .16 16 .14 177,066 0 .52 0 .52 ( 0 .09 ) ( 0 .10 ) 56
43 .97 43 .95 166,435 0 .54 0 .52 0 .22 0 .20 120
30 .73 30 .72 117,939 0 .57 0 .52 0 .39 0 .38 108
( 0 .21 ) ( 0 .22 ) 98,216 0 .56 0 .52 0 .43 0 .43 90
34 .54 34 .53 97,100 0 .59 0 .52 0 .43 0 .43 81
( 23 .06 )
b
( 23 .07 )
b
155,994 0 .53
c
0 .52
c
0 .89
c
0 .87
c
40
b
25 .17 25 .16 210,649 0 .52 0 .52 0 .63 0 .61 63
20 .44 20 .42 177,154 0 .54 0 .52 0 .95 0 .94 64
30 .10 30 .09 160,225 0 .55 0 .52 1 .35 1 .34 63
( 7 .25 ) ( 7 .26 ) 129,668 0 .56 0 .52 1 .03 1 .03 61
23 .91 23 .91 145,806 0 .58 0 .52 1 .00 1 .00 70
( 14 .72 )
b
( 14 .73 )
b
75,667 0 .59
c
0 .52
c
1 .45
c
1 .44
c
16
b
26 .85 26 .84 91,789 0 .58 0 .52 1 .19 1 .17 27
4 .01 3 .99 73,829 0 .61 0 .52 1 .85 1 .83 30
28 .66 28 .65 75,101 0 .62 0 .52 1 .87 1 .86 19
( 14 .13 ) ( 14 .14 ) 62,956 0 .63 0 .52 1 .67 1 .67 107
12 .34 12 .34 76,470 0 .63 0 .53 1 .39 1 .39 55
( 23 .27 )
b
( 23 .28 )
b
78,829 0 .62
c
0 .57
c
1 .53
c
1 .51
c
16
b
39 .53 39 .52 108,168 0 .61 0 .57 1 .37 1 .35 38
1 .27 1 .25 80,816 0 .62 0 .57 1 .86 1 .85 44
31 .33 31 .32 84,977 0 .63 0 .57 1 .83 1 .82 35
( 4 .23 ) ( 4 .24 ) 67,142 0 .65 0 .57 2 .29 2 .28 34
12 .32 12 .32 77,144 0 .66 0 .58 1 .86 1 .86 35

Financial highlights
TIAA-CREF Life Funds
See notes to financial statements

2022 Semiannual Report TIAA-CREF Life Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
22.5
SMALL-CAP EQUITY FUND
6/30/22
#
$ 17 .52 $ 0 .04 $ ( 3 .77 ) $ ( 3 .73 ) $ — $ — $ — $ 13 .79
12/31/21 14 .11 0 .07 3 .42 3 .49 ( 0 .08 ) — ( 0 .08 ) 17 .52
12/31/20 13 .13 0 .06 1 .46 1 .52 ( 0 .10 ) ( 0 .44 ) ( 0 .54 ) 14 .11
12/31/19 12 .41 0 .12 2 .71 2 .83 ( 0 .08 ) ( 2 .03 ) ( 2 .11 ) 13 .13
12/31/18 15 .81 0 .08 ( 1 .61 ) ( 1 .53 ) ( 0 .10 ) ( 1 .77 ) ( 1 .87 ) 12 .41
12/31/17* 14 .06 0 .10 1 .97 2 .07 — ( 0 .32 ) ( 0 .32 ) 15 .81
22.6
SOCIAL CHOICE EQUITY FUND
6/30/22
#
22 .74 0 .12 ( 5 .02 ) ( 4 .90 ) — — — 17 .84
12/31/21 18 .67 0 .23 4 .64 4 .87 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 22 .74
12/31/20 16 .75 0 .23 3 .00 3 .23 ( 0 .27 ) ( 1 .04 ) ( 1 .31 ) 18 .67
12/31/19 14 .98 0 .29 4 .18 4 .47 ( 0 .28 ) ( 2 .42 ) ( 2 .70 ) 16 .75
12/31/18 16 .90 0 .29 ( 1 .06 ) ( 0 .77 ) ( 0 .29 ) ( 0 .86 ) ( 1 .15 ) 14 .98
12/31/17* 14 .02 0 .27 2 .66 2 .93 ( 0 .00 )
d
( 0 .05 ) ( 0 .05 ) 16 .90
22.7
STOCK INDEX FUND
6/30/22
#
41 .02 0 .24 ( 8 .88 ) ( 8 .64 ) — — — 32 .38
12/31/21 33 .13 0 .46 8 .00 8 .46 ( 0 .47 ) ( 0 .10 ) ( 0 .57 ) 41 .02
12/31/20 28 .02 0 .44 5 .28 5 .72 ( 0 .48 ) ( 0 .13 ) ( 0 .61 ) 33 .13
12/31/19 21 .94 0 .50 6 .21 6 .71 ( 0 .43 ) ( 0 .20 ) ( 0 .63 ) 28 .02
12/31/18 23 .68 0 .46 ( 1 .62 ) ( 1 .16 ) ( 0 .40 ) ( 0 .18 ) ( 0 .58 ) 21 .94
12/31/17* 19 .59 0 .40 3 .71 4 .11 — ( 0 .02 ) ( 0 .02 ) 23 .68
22.8
INTERNATIONAL EQUITY FUND
6/30/22
#
10 .11 0 .14 ( 2 .37 ) ( 2 .23 ) — — — 7 .88
12/31/21 9 .22 0 .27 0 .73 1 .00 ( 0 .11 ) — ( 0 .11 ) 10 .11
12/31/20 8 .12 0 .12 1 .11 1 .23 ( 0 .13 ) — ( 0 .13 ) 9 .22
12/31/19 7 .07 0 .14 1 .45 1 .59 ( 0 .17 ) ( 0 .37 ) ( 0 .54 ) 8 .12
12/31/18 9 .35 0 .17 ( 2 .36 ) ( 2 .19 ) ( 0 .09 ) — ( 0 .09 ) 7 .07
12/31/17* 7 .11 0 .10 2 .24 2 .34 ( 0 .10 ) — ( 0 .10 ) 9 .35
#
Unaudited
*
This per share data has been retroactively adjusted for a 5-for-2 stock split that occurred on October 25, 2017.
††
Total returns for the shares of the Funds do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Funds would have been lower.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
d
Amount represents less than $0.01 per share.
u
Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. The total return and net investment income ratio displayed excludes this item.

See notes to financial statements

TIAA-CREF Life Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
††
Total
return
excluding
payment from
affiliates
u
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Net investment
income (loss)
excluding
payment from
affiliates
u
Portfolio
turnover
rate
( 21 .29 ) %
b
( 21 .29 ) %
b
$ 54,403 0 .65%
c
0 .53%
c
0 .48%
c
0 .48%
c
38%
b
24 .76 24 .76 74,964 0 .62 0 .53 0 .44 0 .44 78
12 .80 12 .80 60,254 0 .69 0 .53 0 .55 0 .55 97
23 .72 23 .72 53,609 0 .72 0 .53 0 .88 0 .88 124
( 12 .05 ) ( 12 .05 ) 46,425 0 .66 0 .53 0 .52 0 .52 86
14 .90 14 .90 58,589 0 .71 0 .53 0 .68 0 .68 77
( 21 .55 )
b
( 21 .55 )
b
76,885 0 .29
c
0 .22
c
1 .22
c
1 .22
c
9
b
26 .35 26 .35 102,130 0 .26 0 .22 1 .09 1 .09 31
20 .47 20 .47 81,812 0 .30 0 .22 1 .38 1 .38 29
31 .38 31 .38 70,890 0 .31 0 .22 1 .75 1 .75 27
( 5 .55 ) ( 5 .55 ) 55,841 0 .32 0 .22 1 .68 1 .68 38
20 .96 20 .96 61,385 0 .33 0 .22 1 .75 1 .75 13
( 21 .06 )
b
( 21 .06 )
b
648,139 0 .09
c
0 .09
c
1 .32
c
1 .32
c
2
b
25 .63 25 .63 833,428 0 .08 0 .08 1 .22 1 .22 3
20 .76 20 .76 678,732 0 .09 0 .09 1 .58 1 .58 3
30 .81 30 .81 584,156 0 .10 0 .09 1 .94 1 .94 3
( 5 .28 ) ( 5 .28 ) 429,527 0 .10 0 .09 1 .89 1 .89 4
21 .01 21 .01 445,430 0 .12 0 .09 1 .88 1 .88 7
( 22 .06 )
b
( 22 .07 )
b
114,428 0 .64
c
0 .60
c
3 .21
c
3 .19
c
15
b
10 .84 10 .83 143,490 0 .61 0 .60 2 .71 2 .70 22
15 .34 15 .32 122,446 0 .64 0 .60 1 .52 1 .50 88
23 .07 23 .06 107,619 0 .71 0 .60 1 .75 1 .74 108
( 23 .58 ) ( 23 .59 ) 86,051 0 .71 0 .60 1 .96 1 .95 67
32 .98 32 .97 115,406 0 .70 0 .60 1 .24 1 .24 119

Financial highlights
TIAA-CREF Life Funds
See notes to financial statements

2022 Semiannual Report TIAA-CREF Life Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
22.9
CORE BOND FUND
6/30/22
#
$ 10 .56 $ 0 .12 $ ( 1 .30 ) $ ( 1 .18 ) $ — $ — $ — $ 9 .38
12/31/21 11 .10 0 .22 ( 0 .33 ) ( 0 .11 ) ( 0 .25 ) ( 0 .18 ) ( 0 .43 ) 10 .56
12/31/20 10 .59 0 .27 0 .56 0 .83 ( 0 .32 ) — ( 0 .32 ) 11 .10
12/31/19 9 .96 0 .32 0 .62 0 .94 ( 0 .31 ) — ( 0 .31 ) 10 .59
12/31/18 10 .31 0 .30 ( 0 .38 ) ( 0 .08 ) ( 0 .27 ) — ( 0 .27 ) 9 .96
12/31/17* 9 .86 0 .27 0 .18 0 .45 ( 0 .00 )
d
— ( 0 .00 )
d
10 .31
23.01
MONEY MARKET FUND
6/30/22
#
1 .00 0 .00
d
0 .00
d
0 .00
d
( 0 .00 )
d
— ( 0 .00 )
d
1 .00
12/31/21 1 .00 — — — — — — 1 .00
12/31/20 1 .00 0 .00
d
— 0 .00
d
0 .00
d
— ( 0 .00 )
d
1 .00
12/31/19 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
12/31/18 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
12/31/17 1 .00 0 .01 — 0 .01 ( 0 .01 ) — ( 0 .01 ) 1 .00
23.1
BALANCED FUND
6/30/22
#
14 .29 ( 0 .01 ) ( 2 .42 ) ( 2 .43 ) — — — 11 .86
12/31/21 13 .57 0 .22 1 .10 1 .32 ( 0 .26 ) ( 0 .34 ) ( 0 .60 ) 14 .29
12/31/20 12 .45 0 .26 1 .45 1 .71 ( 0 .26 ) ( 0 .33 ) ( 0 .59 ) 13 .57
12/31/19 10 .94 0 .25 1 .79 2 .04 ( 0 .26 ) ( 0 .27 ) ( 0 .53 ) 12 .45
12/31/18 11 .63 0 .21 ( 0 .84 ) ( 0 .63 ) ( 0 .00 )
d
( 0 .06 ) ( 0 .06 ) 10 .94
12/31/17 10 .32 0 .00
d
1 .42 1 .42 — ( 0 .11 ) ( 0 .11 ) 11 .63
#
Unaudited
*
This per share data has been retroactively adjusted for a 5-for-2 stock split that occurred on October 25, 2017.
††
Total returns for the shares of the Funds do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Funds would have been lower.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
d
Amount represents less than $0.01 per share.
u
Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. The total return and net investment income ratio displayed excludes this item.

See notes to financial statements

TIAA-CREF Life Funds 2022 Semiannual Report
concluded
Ratios and supplemental data
Ratios to average net assets
Total
return
††
Total
return
excluding
payment from
affiliates
u
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Net investment
income (loss)
excluding
payment from
affiliates
u
Portfolio
turnover
rate
Portfolio
turnover
rate excluding
mortgage
dollar rolls
( 11 .17 ) %
b
( 11 .17 ) %
b
$ 201,516 0 .42%
c
0 .35%
c
2 .43%
c
2 .43%
c
119%
b
58%
b
( 0 .99 ) ( 0 .99 ) 230,014 0 .42 0 .35 2 .03 2 .03 258 89
7 .86 7 .86 217,823 0 .37 0 .35 2 .52 2 .52 154 91
9 .48 9 .48 203,001 0 .37 0 .35 3 .04 3 .04 117 111
( 0 .79 ) ( 0 .79 ) 189,285 0 .38 0 .35 3 .01 3 .01 147 139
4 .54 4 .54 199,969 0 .36 0 .35 2 .69 2 .69 147 114
0 .14
b
0 .14
b
122,996 0 .22
c
0 .15
c
0 .30
c
0 .30
c
— —
— — 96,930 0 .22 0 .06 — — — —
0 .41 0 .41 115,039 0 .20 0 .14 0 .37 0 .37 — —
2 .09 2 .09 105,806 0 .23 0 .15 2 .06 2 .06 — —
1 .71 1 .71 104,670 0 .24 0 .15 1 .73 1 .73 — —
0 .74 0 .74 82,411 0 .26 0 .15 0 .75 0 .75 — —
( 17 .00 )
b
( 17 .00 )
b
65,072 0 .20
c
0 .10
c
( 0 .10 )
c
( 0 .10 )
c
5
b
5
b
9 .78 9 .78 81,075 0 .18 0 .10 1 .52 1 .52 16 16
14 .16 14 .16 74,157 0 .18 0 .10 2 .06 2 .06 28 28
18 .81 18 .81 68,825 0 .20 0 .10 2 .07 2 .07 19 19
( 5 .47 ) ( 5 .47 ) 56,516 0 .21 0 .10 1 .77 1 .77 17 17
13 .82 13 .82 59,343 0 .23 0 .10 0 .02 0 .02 14 14

TIAA-CREF Life Funds

2022 Semiannual Report TIAA-CREF Life Funds
Notes to financial statements
(unaudited)
Note 1—organization
TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission
("SEC") under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
The Trust consists of the following funds: Growth Equity Fund, Growth & Income Fund, Large-Cap Value Fund, Real Estate Securities
Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund, International Equity Fund, Core Bond Fund, Money Market
Fund and Balanced Fund (collectively the “Funds” or individually, the “Fund”). The Funds are currently available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF
Life”).
Note 2—significant accounting policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions.
The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign currency transactions and translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) on total investments”
on the Statements of operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statements of operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation) on total investments and foreign currency” on the Statements of operations, when applicable.
Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying
Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the
Statements of operations.
Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Life Funds 2022 Semiannual Report
continued
Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’
normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
New accounting pronouncement: In March 2020, FASB issued Accounting Standards Update ("ASU") 2020-04, Reference Rate
Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts is a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds'
investments and has currently determined that it is unlikely the ASU’s adoption will have significant impacts to the  Funds' financial statements and various filings.
New rule issuance:  In December 2020, the SEC voted to adopt a new rule providing a framework for fund valuation practices. New
Rule 2a-5 (“Rule 2a-5”) under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the
1940 Act. Rule 2a-5 will permit boards, subject to board oversight and certain other conditions, to designate certain parties to perform fair value determinations. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940
Act and the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule 31a-4 (“Rule 31a-
4”), which provides the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of the board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021. The compliance date for Rule 2a-5 and Rule 31a-4 is
September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.
Note 3—valuation of investments
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board.
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Debt securities: Prices of fixed-income securities are provided by an independent pricing service (“pricing service”) approved by the
Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by Advisors. These securities are generally classified as Level 2.

Notes to financial statements
(unaudited)

2022 Semiannual Report TIAA-CREF Life Funds
continued
Exchange-traded equity securities, common and preferred stock: Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are categorized as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and asked prices is utilized and the securities are generally classified as Level 2.
For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Board. These foreign securities are generally classified as Level 2.
Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.
Repurchase agreements: Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
The Money Market  Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally classified as Level 2.
Option contracts: Purchased and written options traded and listed on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported and are generally classified as Level 1. Over-the-counter (“OTC”) options are marked-to-market daily based upon a price supplied by a pricing service. OTC options are generally classified as Level 2.
Futures contracts: Futures contracts are valued using the closing settlement price and are generally classified as Level 1.
Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Board and are classified as Level 2.
Swap contracts: Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board.
As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of June 30, 2022, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Growth Equity
Common stocks $113,267,760 $4,775,264 $— $118,043,024
Short-term investments — 3,120,000 — 3,120,000
Total $113,267,760 $7,895,264 $— $121,163,024
1 1 1 1 1
Growth & Income
Common stocks $153,578,779 $2,452,879 $— $156,031,658
Short-term investments — 1,040,000 — 1,040,000
Written options** (1,184,971) — — (1,184,971)
Total $152,393,808 $3,492,879 $— $155,886,687
1 1 1 1 1
Large-Cap Value
Common stocks $75,218,011 $— $160 $75,218,171
Short-term investments — 475,000 — 475,000
Total $75,218,011 $475,000 $160 $75,693,171
1 1 1 1 1
Real Estate Securities
Common stocks $77,555,515 $440,697 $— $77,996,212
Short-term investments — 700,000 — 700,000
Total $77,555,515 $1,140,697 $— $78,696,212
1 1 1 1 1

TIAA-CREF Life Funds 2022 Semiannual Report
continued
Note 4—investments
Mortgage dollar roll transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.
Repurchase agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.
Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
Fund Level 1 Level 2 Level 3 Total
Small-Cap Equity
Common stocks $53,815,174 $— $— $53,815,174
Short-term investments 1,299,268 670,000 — 1,969,268
Futures contracts** (63,539) — — (63,539)
Total $55,050,903 $670,000 $— $55,720,903
1 1 1 1 1
Social Choice Equity
Common stocks $76,372,103 $— $120 $76,372,223
Short-term investments 126,886 610,000 — 736,886
Futures contracts** (9,686) — — (9,686)
Total $76,489,303 $610,000 $120 $77,099,423
1 1 1 1 1
Stock Index
Common stocks $640,695,030 $— $4,790 $640,699,820
Rights/Warrants 1,119 — 9 1,128
Short-term investments 2,284,226 7,450,000 — 9,734,226
Futures contracts** (394,983) — — (394,983)
Total $642,585,392 $7,450,000 $4,799 $650,040,191
1 1 1 1 1
International Equity
Common stocks $1,541,507 $105,447,485 $— $106,988,992
Short-term investments — 6,960,000 — 6,960,000
Total $1,541,507 $112,407,485 $— $113,948,992
1 1 1 1 1
Core Bond
Bank loan obligations $— $3,916,927 $— $3,916,927
Corporate bonds — 69,620,211 45,000 69,665,211
Government bonds — 81,849,649 112,161 81,961,810
Structured assets — 40,499,071 439,430 40,938,501
Preferred stocks 78,343 — — 78,343
Short-term investments 2,043,639 15,535,000 — 17,578,639
Total $2,121,982 $211,420,858 $596,591 $214,139,431
1 1 1 1 1
Money Market
Short-term investments $ — $ 125,576,031 $ — $ 125,576,031
Total $— $125,576,031 $— $125,576,031
1 1 1 1 1
Balanced
Registered investment companies $65,009,325 $— $— $65,009,325
Total $65,009,325 $— $— $65,009,325
1 1 1 1 1
** Derivative instruments are not reflected in the market value of portfolio investments.

Notes to financial statements
(unaudited)

2022 Semiannual Report TIAA-CREF Life Funds
continued
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of assets and liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of assets and liabilities as it is held by the agent or by a third-party bank engaged by the Agent as a special “tri-party” custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
As of June 30, 2022, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity.  Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the
Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
At June 30, 2022, the total value of securities on loan and the total value of collateral received were as follows:
Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-
delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may have extended settlement periods;
interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period.
The Funds have segregated securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.
Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended
June 30, 2022 were as follows:
Note 5—derivative investments
Each Fund (other than the Money Market Fund) is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables.
Aggregate value of securities on loan
Fund
Equity
Securities
Fixed Income
Securities
Cash collateral
received*
Non-cash collateral
received
Total collateral
received
Small-Cap Equity $1,306,331 $– $1,299,268 $76,702 $1,375,970
Social Choice Equity 126,833 – 126,886 2,819 129,705
Stock Index 3,162,773 – 2,284,226 1,049,949 3,334,175
International Equity 851,598 – – 961,666 961,666
Core Bond 18,076 2,149,890 2,043,639 206,337 2,249,976
*May include cash and investment of cash collateral
Fund
Non-U.S. government
purchases
U.S. government
purchases
Non-U.S. government
sales
U.S. government
sales
22.1
Growth Equity $ 53,597,962 $ – $ 56,794,227 $ –
22.2
Growth & Income 74,076,141 – 81,029,206 –
22.3
Large-Cap Value 13,514,779 – 15,924,842 –
22.4
Real Estate Securities 15,403,932 – 18,755,518 –
22.5
Small-Cap Equity 24,283,893 – 28,181,988 –
22.6
Social Choice Equity 7,801,804 – 10,849,130 –
22.7
Stock Index 12,376,170 – 19,946,501 –
22.8
International Equity 20,389,664 – 18,493,688 –
22.9
Core Bond 23,162,372 232,283,558 37,519,967 211,232,663
23.1
Balanced 3,860,746 – 6,341,108 –

TIAA-CREF Life Funds 2022 Semiannual Report
continued
At June 30, 2022, the following Funds have invested in derivative contracts which are reflected in the Statements of assets and liabilities as follows:
For the period ended June 30, 2022, the effect of derivative contracts on the Funds’ Statements of operations was as follows:
Options:  Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Funds may invest in both equity and index options. The Funds may purchase (buy) or write (sell) put and call options on specific securities (including groups or “baskets” of specific securities), interest rates, stock indices and/or bond indices (each a
“financial instrument”). Options can be settled either directly with the counterparty (over the counter) or through a central clearing house (exchange traded). Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a financial instrument at a specified exercise price at any time during the period of the option. Purchased options are included in the Portfolio of investments.
When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recognized as a liability on the Statements of assets and liabilities and is subsequently adjusted to reflect the current value of the written option until the option is exercised or expires or the Fund enters into a closing purchase transaction. The changes in the value of options purchased and/or written during the fiscal period are recognized as in unrealized appreciation (depreciation) on the Statements of operations. When an option expires, the premiums received or paid are recognized as realized gains or losses on the Statements of operations. When an option is exercised or a closing purchase transaction is entered into, the difference between the premium and the amount received or paid in a closing transaction is recognized as a realized gain or loss on the Statements of operations.
The market risk associated with purchasing options is limited to the premium paid. The Fund, as writer of an option, has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Growth & Income Fund
Written options Equity - $ – Options written, at value $ (1,184,971)
1 1 1 1 1 1 1 1
Small-Cap Equity Fund
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(63,539)
1 1 1 1 1 1 1 1
Social Choice Equity Fund
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(9,686)
1 1 1 1 1 1 1 1
Stock Index Fund
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(394,983)
1 1 1 1 1 1 1 1
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of assets and liabilities is only the receivable or payable for variation margin on open futures contacts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
22.2
Growth & Income Fund
Purchased option contracts Equity $ (5,652) $ (5,847)
Written option contracts Equity (429,040) (281,294)
22.5
Small-Cap Equity Fund
Futures contracts Equity (215,916) (43,493)
22.6
Social Choice Equity Fund
Futures contracts Equity (95,238) (23,833)
22.7
Stock Index Fund
Futures contracts Equity (546,834) (516,330)
22.9
Core Bond Fund
Futures contracts Interest rate (2,272) –
Forward contracts Foreign currency exchange rate 3,816 691
Swap contracts Credit 59,146 –

Notes to financial statements
(unaudited)

2022 Semiannual Report TIAA-CREF Life Funds
continued
The average notional amount of options contracts purchased and options contracts written outstanding during the current fiscal period ended June 30, 2022 was as follows:
Futures contracts:  Certain Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity and bond markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of investments and cash deposited for initial margin, if any, is reflected on the Statements of assets and liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statements of assets and liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period ended June 30, 2022 was as follows:
Forward foreign currency contracts: Certain Funds may use forward foreign currency contracts ("forward contracts") to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing their investment objectives.
A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statements of assets and liabilities.
The Funds realize gains and losses at the time the forward contracts are closed and are included on the Statement of operations.
Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the
U.S. dollar; and that losses may exceed amounts recognized on the Statements of assets and liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period ended June 30, 2022 was as follows:
Fund
Average notional amount of options contracts purchased
outstanding*
22.2
Growth & Income $ 8,232
Fund
Average notional amount of options contracts written
outstanding*
22.2
Growth & Income $ (791,962)
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund Average notional amount of futures contracts outstanding*
22.5
Small-Cap Equity $ 1,066,841
22.6
Social Choice Equity 425,913
22.7
Stock Index 8,061,302
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund Average notional amount of forward contracts outstanding*
22.9
Core Bond $ 40,398
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

TIAA-CREF Life Funds 2022 Semiannual Report
continued
Credit default swap contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives.
The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.
Credit default swap contracts involve one party making a stream of payments (buyer of protection) to another party (seller of protection) in exchange for the right to receive a specified return if/when there is a credit event by a third party. Credit events are agreement specific but may include bankruptcy, failure to pay, or restructuring. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) receive
(deliver) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of assets and liabilities, when applicable.
Credit default swaps are “marked-to-market” on a daily basis to reflect the value of the swap agreement at the end of each trading day and are recognized as unrealized appreciation (depreciation) on the Statement of operations.
Credit default swaps can be settled either directly with the counterparty ("OTC") or through a central clearinghouse ("centrally cleared"). For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on credit default swaps on the Statement of assets and liabilities.
Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of assets and liabilities. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and are recognized on the Statement of assets and liabilities as a receivable or payable for variation margin on credit default swaps.
The difference between the value of the security received (delivered) and the notional amount delivered (received) as well as payments received or made as a result of a credit event or termination of a contract are recognized as realized gains or losses on the
Statement of operations.
The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
The average notional amount of credit default swap contracts outstanding during the current fiscal period ended June 30, 2022 was as follows:
Note 6—Income tax information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:
Fund Average notional amount of swap contracts outstanding*
22.9
Core Bond $ –**
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
** The Fund invested in credit default swap contracts during the fiscal period. However, the Fund did not hold any such positions at the beginning of the fiscal period or at the end of each fiscal quarter within the current fiscal period and therefore are not included as part of this calculation.

Notes to financial statements
(unaudited)

2022 Semiannual Report TIAA-CREF Life Funds
continued
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
Note 7—investment adviser and affiliates
Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.
Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. Advisors and its affiliates have voluntarily agreed to waive Fund fees in order to keep the Fund’s yield non-negative. As of June 30, 2022, the investment management fees and maximum expense amounts (after waivers and reimbursements) are equal to the following noted
annual percentage of average daily net assets:
Fund Tax cost
Gross unrealized
appreciation
Gross unrealized
(depreciation)
Net unrealized
appreciation
(depreciation)
22.1
Growth Equity $98,842,617 $33,444,182 $(11,123,775) $22,320,407
22.2
Growth & Income 108,447,293 54,801,333 (7,361,939) 47,439,394
22.3
Large-Cap Value 58,425,524 19,857,387 (2,589,740) 17,267,647
22.4
Real Estate Securities 57,373,259 24,649,235 (3,326,282) 21,322,953
22.5
Small-Cap Equity 55,190,150 8,351,039 (7,820,286) 530,753
22.6
Social Choice Equity 54,774,404 28,446,316 (6,121,297) 22,325,019
22.7
Stock Index 275,312,862 408,929,059 (34,201,730) 374,727,329
22.8
International Equity 116,495,891 10,253,147 (12,800,046) (2,546,899)
22.9
Core Bond 233,070,629 350,734 (19,281,932) (18,931,198)
23.1
Balanced 62,310,208 6,949,197 (4,250,080) 2,699,117
Fund
Undistributed
ordinary
income
Undistributed
long-term
capital gains
Unrealized
appreciation
(depreciation)
Capital loss
carryforwards
Other
book-to-tax
differences Total
22.1
Growth Equity $4,217,592 $10,327,861 $74,444,944 $– $(9,905) $88,980,492
22.2
Growth & Income 5,458,599 14,615,470 105,718,558 – (9,209) 125,783,418
22.3
Large-Cap Value 1,038,772 3,285,217 32,430,876 – (11,769) 36,743,096
22.4
Real Estate Securities 3,034,893 5,571,451 50,004,888 – (14,203) 58,597,029
22.5
Small-Cap Equity 2,875,077 7,578,192 16,694,941 – (8,948) 27,139,262
22.6
Social Choice Equity 2,313,073 8,358,270 45,845,608 – (7,903) 56,509,048
22.7
Stock Index 10,247,485 14,064,627 557,915,916 – (45,280) 582,182,748
22.8
International Equity 3,886,932 – 31,699,712 (6,024,227) (16,486) 29,545,931
22.9
Core Bond 4,487,682 1,304,518 3,865,116 – (25,265) 9,632,051
23.01
Money Market 414 – – – – 414
23.1
Balanced 2,007,427 2,705,651 15,895,220 – (3,081) 20,605,217
Fund Short-term Long-term Total
22.1
Growth Equity $ – $ – $ –
22.2
Growth & Income – – –
22.3
Large-Cap Value – – –
22.4
Real Estate Securities – – –
22.5
Small-Cap Equity – – –
22.6
Social Choice Equity – – –
22.7
Stock Index – – –
22.8
International Equity 992,436 5,031,791 6,024,227
22.9
Core Bond – – –
23.01
Money Market – – –
23.1
Balanced – – –

TIAA-CREF Life Funds 2022 Semiannual Report
continued
Income, reflected in Payment from affiliate on the Statements of operations, reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly.
The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended June 30, 2022, the Funds engaged in the following security transactions with affiliated entities:
As of June 30, 2022, certain registered separate accounts of TIAA-CREF Life, which is a wholly owned subsidiary of TIAA, have various sub-accounts which invest in the Funds.
The following is the percentage of the Funds' shares owned by affiliates as of June 30, 2022:
Fund Investment management fee Maximum expense amounts‡
22.1
Growth Equity 0.45% 0.52%
22.2
Growth & Income 0.45 0.52
22.3
Large-Cap Value 0.45 0.52
22.4
Real Estate Securities 0.50 0.57
22.5
Small-Cap Equity 0.46 0.53
22.6
Social Choice Equity 0.15 0.22
22.7
Stock Index 0.06 0.09
22.8
International Equity 0.50 0.60
22.9
Core Bond 0.30 0.35
23.01
Money Market 0.10 0.15
23.1
Balanced 0.10 0.10
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least April 30, 2023. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.
Fund Purchases Sales Realized gain (loss)
Growth Equity $ 185,126 $ 295,827 $ (18,874)
Growth & Income 278,104 225,725 58,591
Large-Cap Value – 65,326 (11,766)
Real Estate Securities 47,532 – –
Small-Cap Equity – 2,807,250 (425,121)
Social Choice Equity 59,812 51,677 (1,847)
International Equity – 58,345 (29,287)
Underlying Fund
Investments in funds
held by TIAA-CREF Life
Investments in funds
held by Life Balanced Total
Growth Equity 95% 5% 100%
Growth & Income 96 4 100
Large-Cap Value 92 8 100
Real Estate Securities 98 2 100
Small-Cap Equity 98 2 100
Social Choice Equity 100 – 100
Stock Index 99 1 100
International Equity 94 6 100
Core Bond 84 16 100
Money Market 100 – 100
Balanced 100 – 100

Notes to financial statements
(unaudited)

2022 Semiannual Report TIAA-CREF Life Funds
concluded
Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The TIAA-CREF Life
Balanced Fund invests its assets in shares of the affiliated TIAA-CREF Life Funds. Information regarding transactions with affiliated companies is as follows:
Note 8—inter-fund lending program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended June 30, 2022, there were no inter-fund borrowing or lending transactions.
Note 9—line of credit
Each of the Funds, except the Money Market Fund, participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on
June 14, 2022 expiring on June 13, 2023, replacing the previous $1.25 billion facility, which expired June 2022. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest.
The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended June 30,
2022, there were no borrowings under this credit facility by the Funds.
Issue
Value at
12/31/21
Purchases
cost
Sales
proceeds
Realized
gain (loss)
Change in
unrealized
appreciation
(depreciation) Dividend income
Value at
6/30/22
Balanced Fund
TIAA-CREF Life Funds:
Core Bond
$ 40,080,480 $ 1,305,460 $ 3,853,394 $ (442,787) $ (3,939,036) $ – $ 33,150,723
Growth & Income
8,158,329 425,939 327,627 22,561 (1,890,328) – 6,388,874
Growth Equity
7,782,926 629,453 354,776 (46,396) (2,386,182) – 5,625,025
International Equity
8,239,139 494,828 591,977 (41,913) (1,737,144) – 6,362,933
Large-Cap Value
6,909,823 297,165 408,875 34,991 (1,036,474) – 5,796,630
Real Estate Securities
1,660,266 253,720 253,311 44,391 (415,878) – 1,289,188
Small-Cap Equity
1,645,379 145,709 181,983 (665) (335,958) – 1,272,482
Stock Index
6,531,219 308,472 369,165 108,047 (1,455,103) – 5,123,470
$81,007,561 $3,860,746 $6,341,108 $(321,771) $(13,196,103) $– $65,009,325

TIAA-CREF Life Funds 2022 Semiannual Report
Additional fund information
Portfolio holdings
Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings. The TIAA-CREF Life Funds also file complete portfolio listings with the SEC, and they are available to the public.
You can obtain a complete list of the TIAA-CREF Life Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our website at TIAA.org; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-MFP (for money market products only) filings. Form N-CSR filings are as of December 31 or June 30; Form N-PORT or Form N-MFP filings are as of March 31 or
September 30. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
TIAA-CREF Life Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at
sec.gov. You can also call us at 800-223-1200 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730
Third Avenue, New York, NY 10017-3206; or by phone at 800-223-1200.
Fund management
The TIAA-CREF Life Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

Approval of investment management agreement
(unaudited)

2022 Semiannual Report TIAA-CREF Life Funds
Board renewal of the investment management agreement for the TIAA-CREF Life Funds
The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Life Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC
(“Advisors”) and the Trust on behalf of each series of the Trust. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the
Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series of the Trust (the “Funds”).
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Trustees is an interested person of the Trust under the
1940 Act. Rather, they are all deemed to be independent Trustees.
Under normal circumstances, Section 15(c) requires any initial approval or annual renewal of an investment management agreement to be made at an in-person meeting of the Board. However, due to the COVID-19 pandemic, the Securities and Exchange Commission
(“SEC”) issued and extended a temporary, conditional exemptive order (the “SEC Order”), permitting mutual fund boards to vote to approve matters subject to the Section 15(c) in-person approval requirement at a meeting that is not held in person if the board determines that reliance on the SEC Order is necessary or appropriate due to prevailing circumstances related to the current or potential effects of COVID-19 and the board ratifies any action taken pursuant to the SEC Order at its next in-person meeting.
Overview of the renewal process
The Board held a virtual meeting via videoconference on March 11, 2022, in order to consider the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board described further below. At the outset of the meeting, the Board considered reliance upon the SEC Order and determined that such reliance was necessary due to, among other considerations, COVID-19 pandemic-related public health protocols imposed for health and safety reasons. The Board noted that it would ratify actions taken at this meeting pursuant to the SEC Order at its next in-person meeting.
As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the
Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the
Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.
Among other matters, the Operations Committee or certain of its designated members, following consultations with representatives of Advisors, other Board members, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board
Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.
Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data for each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies (except for brokerage commission costs) and against a more selective peer group of mutual funds that underlie variable products with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the
Board considered, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the
Board). The Board considered the propriety of each Fund’s applicable peer group as selected by Broadridge.
Among other matters, the Board also considered information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

TIAA-CREF Life Funds 2022 Semiannual Report
Approval of investment management agreement
(unaudited)
continued
Legal counsel for the Trustees also requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates;
(4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Funds’ direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading, soft dollar usage and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the SEC (which was presented only to legal counsel for the Trustees); and (9) draft narrative explanations to be included in the shareholder reports of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.
In addition, the Board received information from management on the continued impact of the COVID-19 pandemic and certain geopolitical events on the Teachers Insurance and Annuity Association of America (“TIAA”) enterprise’s operations generally and on the Funds’ operations and performance.
On March 3, 2022, the Board held a virtual meeting via videoconference with legal counsel to the Trustees to discuss Advisors’
materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors.
Subsequently, at the March 11, 2022 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.
In considering whether to renew the Agreement with respect to each Fund, the Board considered various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3)
the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as, if applicable, through management fee breakpoints; (7) comparisons, if applicable, of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits identified by Advisors derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.
In addition to the March 11, 2022 meeting that included Advisors’ personnel, the Trustees met in executive sessions, at which no representatives of Advisors were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section
15(c) of the 1940 Act and certain other legal authorities.
While the contract renewal process included a series of discussions and meetings leading up to the March 11, 2022 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is an ongoing process. The Board, as well as its Committees, considered reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at their regularly scheduled meetings, the
Board and its Investment Committee and its other Committees receive and consider, among other matters information regarding the performance of the Funds. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.
The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-
Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 11, 2022, all Board members voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

Approval of investment management agreement
(unaudited)

2022 Semiannual Report TIAA-CREF Life Funds
continued
The nature, extent and quality of services
The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement
Equities Fund, the TIAA-CREF Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties, managing the assets of the Funds, including conducting research, identifying investments and placing orders to buy and sell securities for the Funds’ investment portfolios;
active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance and other metrics of the
Funds to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. With respect to the Balanced Fund, which is a fund of funds that may invest its assets in the securities of affiliated and unaffiliated investment companies or other investment pools (“underlying funds”), Advisors is also responsible for selecting underlying funds and allocating the Balanced Fund’s assets among the underlying funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the
Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.
The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the
Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.
During its review, the Board noted its ongoing review of the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services. Based on all factors considered, the Board concluded that the nature, extent, and quality of services provided by Advisors to each Fund under the
Agreement was reasonable.
Investment performance
The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The
Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index or, in circumstances where a Fund’s peer group or peer universe was not viewed as a representative basis for comparison, other comparative information deemed relevant by management and/or the Board. The Board also considered the three-year performance of the Stock Index Fund before any reductions for fees and expenses. In this analysis, the Board considered the impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation, as applicable, on the Stock Index Fund’s performance as compared to the performance of its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.
The Board considered, in those cases in which a Fund had performed materially differently from its Broadridge peers or benchmark based on a Board-established threshold, the factors identified by Advisors that contributed to such difference and any remedial measures being undertaken by Advisors. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable or that appropriate actions had been or were being implemented.
Cost and profitability
The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2021. The
Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board considered that Advisors had calculated that it incurred a net loss with respect to each of the Funds under the Agreement for the one-year period ended December 31, 2021.

TIAA-CREF Life Funds 2022 Semiannual Report
Approval of investment management agreement
(unaudited)
continued
Fees charged by other advisers
The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds that underlie variable insurance products to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds that underlie variable insurance products. In this regard, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds that underlie variable insurance products. The Board considered
Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of similar mutual funds that underlie variable insurance products.
Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the
Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.
Economies of scale
The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered that because Advisors operated each Fund at a loss, there was little opportunity to pass economies of scale on to Fund shareholders. The Board also considered Advisors’ reimbursement to the Funds for some of the soft dollar amounts the Funds spent on research during the year, as well as Advisors’ commitment to reimburse the Funds for all of their soft dollar expense in 2022. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.
Fee and performance comparisons with other Advisors clients
The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, including mutual funds, foreign funds (UCITS), and separately managed accounts that may have similar investment strategies as certain of the Funds. The Board considered the management fee rates and the performance of such investment companies and accounts. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered Advisors’
representation that, while the management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts may: (1) be offered through products that charge additional fees to their investors; (2) be offered in different types of markets; (3) be provided with different types or levels of services; (4) have different regulatory burdens; (5) target different investors; and/or (6) be packaged with other products, and that these factors, among others, could reasonably explain different management fee rate schedules. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by Advisors to its comparable clients.
Other benefits
The Board also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Funds to Advisors or its affiliates for other services, such as administration and investment-related benefits, such as economies of scale to the extent the Funds share investment resources and/or personnel with other clients of Advisors, use of research obtained through the Funds’ use of soft dollar to manage the assets of other clients and the ability to incubate strategies within one or more Funds that could be subsequently utilized to manage other non-Fund products. Advisors and its affiliates may also benefit from the level of business and relationships the Funds have with certain service providers. Additionally, the Funds are utilized primarily as investment options for products offered by an affiliate of Advisors, TIAA-
CREF Life Insurance Company. Also, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs. The Board concluded that other benefits to Advisors and its affiliates arising from the Agreement were reasonable in light of various relevant factors.

Approval of investment management agreement
(unaudited)

2022 Semiannual Report TIAA-CREF Life Funds
continued
Fund-by-fund synopsis of factors
The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st ” quintile, it is in the best of five groups
(that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. All time periods referenced below are ended December 31,
2021. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2021. Statements below regarding “net loss” refer to Advisors’ calculation that it incurred a loss for the services that it rendered to a Fund during 2021 under the Agreement.
Growth Equity Fund
The Fund’s annual contractual investment management fee rate is 0.45% of average daily net assets.
The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both the group of comparable funds selected by Broadridge for expense comparison purposes
(“Expense Group”) and the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense
Universe”).
The Fund was in the 5th, 3rd, 3rd and 2nd quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 5th,
4th, 3rd and 2nd quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes
(“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 4 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.
Growth & Income Fund
The Fund’s annual contractual investment management fee rate is 0.45% of average daily net assets.
The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
The Fund was in the 4th, 3rd, 2nd and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 2nd, 2nd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-
year periods, respectively.
The Fund received an Overall Morningstar Rating of 3 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.
Large-Cap Value Fund
The Fund’s annual contractual investment management fee rate is 0.45% of average daily net assets.
The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
The Fund was in the 1st, 1st, 3rd and 2nd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 2nd, 4th and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-
year periods, respectively.
The Fund received an Overall Morningstar Rating of 3 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.
Real Estate Securities Fund
The Fund’s annual contractual investment management fee rate is 0.50% of average daily net assets.
The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
The Fund was in the 5th, 1st, 1st and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 1st, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 5 stars.

TIAA-CREF Life Funds 2022 Semiannual Report
Approval of investment management agreement
(unaudited)
continued
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.
Small-Cap Equity Fund
The Fund’s annual contractual investment management fee rate is 0.46% of average daily net assets.
The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were in each the 1st quintile of both its Expense Group and Expense Universe.
The Fund was in the 3rd quintile of its Performance Group for each of the one-, three-, five- and ten-year periods. The Fund was in the 3rd, 2nd, 2nd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 2 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.
Social Choice Equity Fund
The Fund’s annual contractual investment management fee rate is 0.15% of average daily net assets.
The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
The Fund was in the 2nd, 2nd, 3rd and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 1st, 1st and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 4 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.
Stock Index Fund
The Fund’s annual contractual investment management fee rate is 0.06% of average daily net assets.
The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
For the three-year period, the Fund’s adjusted relative gross performance (meaning the Fund’s performance without any reductions for fees or expenses, including the effect of net asset value rounding and excluding the effects of fair valuation, foreign exchange, effective tax rates, securities lending and class action recoveries) as compared to its benchmark, the Russell 3000® Index, differed by -1 basis points. For reference, one basis point equals 0.01%.
The Fund received an Overall Morningstar Rating of 4 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.
International Equity Fund
The Fund’s annual contractual investment management fee rate is 0.50% of average daily net assets.
The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
The Fund ranked 2 out of 3 funds, 1 out of 3 funds, 2 out of 3 funds and 1 out of 3 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 1st, 1st and 1st quintiles of its Performance
Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 4 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.
Core Bond Fund
The Fund’s annual contractual investment management fee rate is 0.30% of average daily net assets.
The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
The Fund was in the 2nd quintile of both its Performance Group and its Performance Universe for each of the one-, three-, five- and ten-year periods.
The Fund received an Overall Morningstar Rating of 3 stars.

Approval of investment management agreement
(unaudited)

2022 Semiannual Report TIAA-CREF Life Funds
concluded
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.
Money Market Fund
The Fund’s annual contractual investment management fee rate is 0.10% of average daily net assets.
The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
The Fund did not have a Performance Group. The Fund was in the 2nd quintile of its Performance Universe for each of the one-
and three-year periods and ranked 2 out of 5 funds and 2 out of 4 funds for the five- and ten-year periods, respectively.
Money market funds are not rated by Morningstar.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.
Balanced Fund
The Fund’s annual contractual investment management fee rate is 0.10% of average daily net assets.
The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were in the 2nd, 1st and 1st quintiles of both its Expense Group and its Expense Universe, respectively.
The Fund was in the 5th, 3rd and 2nd quintiles of its Performance Group for the one-, three-and five-year periods, respectively. The
Fund was in the 4th, 2nd and 2nd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
The Fund received an Overall Morningstar Rating of 5 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period and also incurred a net loss on each of the underlying funds in which the Fund invested.
________________
Based primarily on the foregoing factors and conclusions, the Board renewed the Agreement for each Fund.

TIAA-CREF Life Funds 2022 Semiannual Report
Liquidity risk management program
(unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each series of the
Trust covered by this Report (the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Funds’ Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the
“LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel
from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.
At a February 15, 2022 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2021 through December 31, 2021 (the
“Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii)
holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-
specific considerations, as well as market depth, and utilize third-party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each
Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment
Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits each Fund’s investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on illiquid investments.

Additional information about index providers
(unaudited)

2022 Semiannual Report TIAA-CREF Life Funds
Russell Indexes
Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2022. FTSE
Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Bloomberg Indexes
Source: Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates
(collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE Index
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE®” is a trade mark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. “Nareit®” is a trade mark of the National Association of Real Estate
Investment Trusts (“Nareit”). All intellectual property rights in the Index vest in FTSE and Nareit. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE
Data is permitted without FTSE’s express written consent.
Standard & Poor's Index
The S&P 500® Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by the Growth & Income Fund. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s
Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings
LLC (“Dow Jones”). It is not possible to invest directly in an index. The fund is not sponsored, endorsed, sold or promoted by SPDJI,
Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general market performance.
Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the fund with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of
S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the fund. S&P Dow Jones Indices has no obligation to take the needs of the fund or the owners of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the fund or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY
COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT
BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS
ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY
FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES
BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF
THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS
OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUND, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

TIAA-CREF Life Funds 2022 Semiannual Report
concluded
MSCI Indexes
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties
(including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI
Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Morningstar Index
©2022 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

How to reach us
©2022 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206
TIAA website
Account performance, personal account information and
transactions, product descriptions, and information about
investment choices and income options
TIAA.org
Automated telephone service
Check account performance and accumulation balances, change
allocations, transfer funds and verify credited premiums
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You should carefully consider the investment objectives,
risks, charges and expenses of any fund before investing.
For a prospectus that contains this and other information,
please visit TIAA.org, or call 800-223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance
Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government
agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides
investment advice and portfolio management services through
a dozen affiliated registered investment advisers. Nuveen
Securities, LLC and TIAA-CREF Individual & Institutional Services,
LLC, members FINRA, distribute securities products. Insurance and annuity products are issued by TIAA-CREF Life Insurance
Company, New York, NY.
This material is for informational or educational purposes
only and does not constitute fiduciary investment advice
under ERISA, a securities recommendation under all
securities laws, or an insurance product recommendation
under state insurance laws or regulations. This material
does not take into account any specific objectives or
circumstances of any particular investor, or suggest any
specific course of action. Investment decisions should
be made based on an investor’s own objectives and
circumstances.

2259756
A10937 (8/22)

730 Third Avenue

New York, NY 10017-3206

  Printed on paper containing recycled fiber

2259756	A10937 (8/22)

Item 2. Code of Conduct.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audited Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

a) See Portfolio of investments in Item 1.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13. Exhibits.

13(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

13(a)(2)(i) Section  302 certification of the principal executive officer

13(a)(2)(ii) Section  302 certification of the principal financial officer

13(b) Section  906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Dated: August 19, 2022	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: August 19, 2022	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: August 19, 2022	By:	/s/E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)